Securities Act Registration No. 333-189870
Investment Company Act Registration No. 811-22865

As filed with the Securities and Exchange Commission on April 29, 2022

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.
☒ Post-Effective Amendment No. 61

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒ Amendment No. 62

(Check appropriate box or boxes.)

Forethought Variable Insurance Trust

(Exact Name of Registrant as Specified in Charter)

10 West Market Street, Suite 2300, Indianapolis, Indiana 46204

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: 877-355-1820

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With copy to:

John O'Hanlon
Dechert LLP
One International Place, 40th Floor
Boston, MA 02110
617-728-7111 (phone)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b) of Rule 485

☒ On May 1, 2022 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ On (date) pursuant to paragraph (a)(1) of Rule 485

☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐ On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio, Global Atlantic BlackRock High Yield Portfolio and Global Atlantic Goldman Sachs Core Fixed Income Portfolio, each a series of the Trust.

Global Atlantic Portfolios

Global Atlantic BlackRock Allocation Portfolio

Global Atlantic BlackRock Disciplined Core Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined Value Portfolio

Global Atlantic BlackRock High Yield Portfolio

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Class I, II and III shares

Prospectus

May 1, 2022

Advised by:
Global Atlantic Investment Advisors, LLC

10 West Market Street
Suite 2300
Indianapolis, Indiana 46204

1-877-355-1820

This Prospectus provides important information about the Portfolios that you should know before investing. Please read it carefully and keep it for future reference.

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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PORTFOLIO SUMMARY: Global Atlantic BlackRock Allocation Portfolio

Investment Objective: The Portfolio seeks to provide total return.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity or variable life insurance contract. If they were included, your costs would be higher. Please refer to your variable contract prospectus for information on the separate account fees and expenses associated with your contract.
Shareholder Fees (fees paid directly from your investment)	Class I Shares	Class II Shares	Class III Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.22%	0.22%	0.22%
Distribution and Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses(1)	0.10%	0.10%	0.10%
Acquired Fund Fees and Expenses(2)	0.17%	0.17%	0.17%
Total Annual Portfolio Operating Expenses	0.49%	0.74%	0.64%

(1)  The "Other Expenses" for Class III shares are based on estimated amounts.

(2)  Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio's financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$50	$157	$274	$616
Class II	$76	$237	$411	$918
Class III	$65	$205	$357	$798

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2021, the Portfolio's portfolio turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategies: Under normal market conditions, the Portfolio seeks to achieve its investment objective primarily through investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified group of underlying exchange-traded funds ("Underlying ETFs") that are affiliated with the Portfolio's sub-adviser, BlackRock Investment Management, LLC ("BlackRock" or the "Sub-Adviser").

Under normal market conditions, the Sub-Adviser allocates approximately 40% to 80% of the Portfolio's assets to Underlying ETFs that invest primarily in equity securities of both U.S. and non-U.S. issuers and 20% to 60% of the Portfolio's assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives in both U.S. and non-U.S. markets. In addition, the Underlying ETFs may invest in lower quality debt securities. Such securities are sometimes referred to as "junk bonds."

The Portfolio may also invest in securities and derivative contracts, including indexes, swap agreements, futures, options, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, and time deposits, as determined by the Sub-Adviser.

The Portfolio's benchmark index is the S&P Target Risk® Growth Index. The S&P Target Risk® Growth Index measures the performance of the S&P Dow Jones Indices LLC ("S&P Dow Jones Indices") proprietary allocation model, which is intended to represent a "growth" target risk allocation strategy as defined by S&P Dow Jones Indices. The S&P Target Risk Growth Index seeks to provide increased exposure to equities, while also using some fixed-income exposure to dampen risk. S&P Dow Jones Indices' estimation of a growth target risk allocation may differ from your own.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio. For purposes of this section, "Underlying Funds" refers to Underlying ETFs.

Affiliated Underlying Fund Risk: The Portfolio invests in Underlying Funds that are affiliated with a Sub-Adviser. The Sub-Adviser is subject to conflicts of interest when allocating Portfolio assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Sub-Adviser and its affiliates are also responsible for managing the Underlying Funds.

Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio's returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. Derivatives are subject to risks arising from margin requirements. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately. Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

ETF Risk: Investments in underlying ETFs typically present the same risks as investments in conventional Underlying Funds. In addition, disruptions to the creations and redemptions process through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF's underlying portfolio holdings, may result in the ETF's shares trading at significantly above (at a premium to) or below (at a discount to) net asset value, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF's underlying holdings. Because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to liquidate its holdings at the most optimal time, adversely affecting performance.

Fixed Income Risk: The value of bonds and other fixed-income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed-income markets, making it more difficult to sell fixed-income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment, possibly causing the Portfolio's share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Currency Risk: Exposure to foreign securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Forward Currency Contracts Risk: Use of forward currency contracts can have the effect of reducing returns, limiting opportunities for gain and creating losses. Forward currency contracts do not eliminate fluctuations in the value of foreign securities but allow the Portfolio to establish a fixed rate of exchange for a future point in time.

High-Yield Debt Securities Risk: Lower-quality bonds (including loans), known as "high-yield" or "junk" bonds, and unrated securities of similar credit quality are considered speculative and involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than higher quality securities. High-yield debt securities are generally less liquid than higher quality securities, making them harder to sell and harder to value.

Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.

Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.

Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, or other events could also have a significant impact on the Portfolio and its investments. The spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolio holds, and may adversely affect the Portfolio's investments and operations.

Over-the-Counter Transactions Risk: The Portfolio engages in over-the-counter ("OTC") transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations.

Settlement Risk: Settlement risk is the risk that a settlement in a transfer system does not take place as expected. If the Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

Underlying Fund Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Because the Portfolio's investments include shares of the Underlying Funds, the Portfolio's risks include the risks of each Underlying Fund.

Performance: The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class I shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class I shares compared with the returns of an index that measures broad market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. Because all of the Portfolio's shares are invested in the same portfolio of securities, returns for the Portfolio's Class II shares differ only to the extent that the classes do not have the same expenses. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Class I Annual Total Return by Calendar Year

Highest Quarter	2nd Quarter 2020	12.82%
Lowest Quarter	1st Quarter 2020	(11.91)%

Performance Table
Average Annual Total Returns
(For periods ended December 31, 2021)

	One Year	Since Inception (November 1, 2017)
Class I shares return before taxes	11.33%	10.08%
Class II shares return before taxes	11.04%	9.79%
S&P Target Risk® Growth Index (reflects no deduction for fees, expenses or taxes)	11.37%	8.96%

Management: The Portfolio's Adviser is Global Atlantic Investment Advisors, LLC. The Portfolio's Sub-Adviser is BlackRock Investment Management, LLC.

Portfolio Manager	Title	Involved with Portfolio
Michael Gates, CFA	Managing Director of BlackRock	Since Inception
Suzanne Ly, CFA, FRM	Director of BlackRock	May 1, 2021

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of insurance companies. You and other purchasers of variable annuity and variable life insurance contracts will not own shares of the Portfolio directly. Rather, all shares will be held by a separate account for your benefit and the benefit of other purchasers. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your variable contract. Class III Shares are not currently offered.

Tax Information: It is the Portfolio's intention to distribute income and gains to the separate accounts. Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your variable contract prospectus for additional information on taxes.

Payments to Other Financial Intermediaries: The Portfolio or the Adviser may pay insurance companies for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing insurance companies and your salesperson to recommend a variable contract and the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

PORTFOLIO SUMMARY: Global Atlantic BlackRock Disciplined Core Portfolio

Investment Objective: The Portfolio seeks to provide long-term capital appreciation.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity or variable life insurance contract. If they were included, your costs would be higher. Please refer to your variable contract prospectus for information on the separate account fees and expenses associated with your contract.
Shareholder Fees (fees paid directly from your investment)	Class I Shares	Class II Shares	Class III Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.39%	0.39%	0.39%
Distribution and Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses(1)	0.10%	0.10%	0.10%
Total Annual Portfolio Operating Expenses	0.49%	0.74%	0.64%

(1)  The "Other Expenses" for Class III shares are based on estimated amounts.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$50	$157	$274	$616
Class II	$76	$237	$411	$918
Class III	$65	$205	$357	$798

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2021, the Portfolio's portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investment Strategies: Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of domestic large capitalization companies. Additionally, the Portfolio may invest in foreign securities. Securities will be selected using a proprietary quantitative model and will consist primarily of equity securities of companies with similar capitalizations of the companies included in the S&P 500® Index. However, the Portfolio may invest in securities outside the S&P 500® Index capitalization range. The model systematically tracks and ranks the characteristics of approximately 1200 stocks of primarily large capitalization issuers located in the United States, but may also include foreign issuers, and is designed to select stocks based on an analysis of a wide range of factors, such as relative value, earnings quality, market sentiment, and thematic insights. The Portfolio's sub-adviser is BlackRock Investment Management, LLC ("BlackRock" or the "Sub-Adviser").

The Portfolio primarily seeks to buy common stock and may also invest in preferred stock and convertible securities listed in U.S. equity markets, but may also invest in foreign securities. The Portfolio may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers.

Equity securities include common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock), and their value usually reflects both the stream of current income payments and the market value of the underlying common stock.

The Portfolio may use derivatives, including futures, to gain equity exposure and to manage cash flows into or out of the Portfolio effectively. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index, including but not limited to the S&P 500® Index.

The Portfolio's benchmark index is the S&P 500® Index. The S&P 500® Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares (i.e., they are weighted according to the public float which is the total market value of their outstanding shares readily available to the general marketplace for trading purposes).

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

Convertible Securities Risk: The market value of a convertible security is usually inversely related to the market interest rate. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. A convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock into which it may be converted.

Depositary Receipts Risk: American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. The Portfolio may invest in unsponsored Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted, including changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio's returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. Derivatives are subject to risks arising from margin requirements. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately. Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Foreign Currency Risk: Exposure to foreign securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.

Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.

Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, or other events could also have a significant impact on the Portfolio and its investments. The spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolio holds, and may adversely affect the Portfolio's investments and operations.

Portfolio Turnover Rate Risk: A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses, including higher transaction costs, which must be borne by the Portfolio and its shareholders.

Quantitative Investing Risk: Investments selected using quantitative analysis or "models" may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues).

Settlement Risk: Settlement risk is the risk that a settlement in a transfer system does not take place as expected. If the Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

Performance: The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class I shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class I shares compared with the returns of an index that measures broad market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. Because all of the Portfolio's shares are invested in the same portfolio of securities, returns for the Portfolio's Class II shares differ only to the extent that the classes do not have the same expenses. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Class I Annual Total Return by Calendar Year

Highest Quarter	2nd Quarter 2020	21.17%
Lowest Quarter	1st Quarter 2020	(18.81)%

Performance Table
Average Annual Total Returns
(For periods ended December 31, 2021)

	One Year	Since Inception (November 1, 2017)
Class I shares return before taxes	28.67%	17.64%
Class II shares return before taxes	28.35%	17.33%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.02%

Management: The Portfolio's Adviser is Global Atlantic Investment Advisors, LLC. The Portfolio's Sub-Adviser is BlackRock Investment Management, LLC.

Portfolio Manager	Title	Involved with Portfolio
Raffaele Savi	Managing Director of BlackRock	Since Inception
Travis Cooke	Managing Director of BlackRock	Since Inception

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of insurance companies. You and other purchasers of variable annuity and variable life insurance contracts will not own shares of the Portfolio directly. Rather, all shares will be held by a separate account for your benefit and the benefit of other purchasers. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your variable contract. Class III Shares are not currently offered.

Tax Information: It is the Portfolio's intention to distribute income and gains to the separate accounts. Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your variable contract prospectus for additional information on taxes.

Payments to Other Financial Intermediaries: The Portfolio or the Adviser may pay insurance companies for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing insurance companies and your salesperson to recommend a variable contract and the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

PORTFOLIO SUMMARY: Global Atlantic BlackRock Disciplined Growth Portfolio

Investment Objective: The Portfolio seeks to provide long-term capital appreciation.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity or variable life insurance contract. If they were included, your costs would be higher. Please refer to your variable contract prospectus for information on the separate account fees and expenses associated with your contract.
Shareholder Fees (fees paid directly from your investment)	Class I Shares	Class II Shares	Class III Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.37%	0.37%	0.37%
Distribution and Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses(2)	0.14%	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.51%	0.76%	0.66%
Fee Waiver and/or Reimbursement(3)	(0.03)%	(0.03)%	(0.03)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	0.48%	0.73%	0.63%

(1)  "Management Fees" has been restated to reflect the contractual management fee schedule effective August 20, 2021.

(2)  The "Other Expenses" for Class I and Class III shares are based on estimated amounts.

(3)  The Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"), has contractually agreed to waive its fees and to reimburse expenses, at least until May 1, 2023, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.48%, 0.73%, and 0.63% of average daily net assets attributable to Class I, Class II and Class III shares of the Portfolio, respectively. The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment. The agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$49	$161	$282	$638
Class II	$75	$240	$419	$939
Class III	$64	$208	$365	$820

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2021, the Portfolio's portfolio turnover rate was 130% of the average value of its portfolio.

Principal Investment Strategies: Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of domestic large capitalization companies. Additionally, the Portfolio may invest in securities of foreign issuers. Securities will be selected using a proprietary quantitative model and will consist primarily of equity securities of companies with similar capitalizations of the companies included in the Russell 1000® Growth Index. However, the Portfolio may invest in securities outside the Russell 1000® Growth Index capitalization range. The model systematically tracks and ranks the characteristics of stocks of primarily large capitalization growth issuers located in the United States, but may also include securities of foreign issuers, and is designed to select stocks based on an analysis of a wide range of factors, such as relative value, earnings quality, market sentiment, and thematic insights. The Portfolio's sub-adviser is BlackRock Investment Management, LLC ("BlackRock" or the "Sub-Adviser"). The growth investment style generally involves investing in stocks of companies that have shown historical and/or expected above-average growth in such financial metrics as revenue, earnings, cash flow and profit margin.

The Portfolio primarily seeks to buy common stock and may also invest in preferred stock and convertible securities listed in U.S. equity markets, but may also invest in foreign securities. The Portfolio may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers.

Equity securities include common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock), and their value usually reflects both the stream of current income payments and the market value of the underlying common stock.

The Portfolio may use derivatives, including futures, to gain equity exposure and to manage cash flows into or out of the Portfolio effectively. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index, including but not limited to the Russell 1000® Growth Index.

The Portfolio's benchmark index is the Russell 1000® Growth Index. The Russell 1000® Growth Index is an unmanaged index of common stock prices that measures the performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

Convertible Securities Risk: The market value of a convertible security is usually inversely related to the market interest rate. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. A convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock into which it may be converted.

Depositary Receipts Risk: American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. The Portfolio may invest in unsponsored Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted, including changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio's returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. Derivatives are subject to risks arising from margin requirements. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately. Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Foreign Currency Risk: Exposure to foreign securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Growth Stock Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. The growth investing style can also fall out of favor, which may lead the Portfolio to underperform other funds that use different investing styles.

Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.

Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.

Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, or other events could also have a significant impact on the Portfolio and its investments. The spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolio holds, and may adversely affect the Portfolio's investments and operations.

Portfolio Turnover Rate Risk: A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses, including higher transaction costs, which must be borne by the Portfolio and its shareholders.

Quantitative Investing Risk: Investments selected using quantitative analysis or "models" may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues).

Settlement Risk: Settlement risk is the risk that a settlement in a transfer system does not take place as expected. If the Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

Performance: The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class II shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class II shares compared with the returns of an index that measures broad market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. As Class I shares have not operated for a full calendar year as of the date of the Prospectus, there is no performance information shown for the Class I shares. Because all of the Portfolio's shares are invested in the same portfolio of securities, returns for the Portfolio's Class I shares differ only to the extent that the classes do not have the same expenses. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Class II Annual Total Return by Calendar Year

Highest Quarter	2nd Quarter 2020	26.91%
Lowest Quarter	4th Quarter 2018	(17.18)%

Performance Table
Average Annual Total Returns
(For periods ended December 31, 2021)

	One Year	Since Inception (November 1, 2017)
Class II shares return before taxes	27.29%	22.01%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	27.60%	24.20%

Management: The Portfolio's Adviser is Global Atlantic Investment Advisors, LLC. The Portfolio's Sub-Adviser is BlackRock Investment Management, LLC.

Portfolio Manager	Title	Involved with Portfolio
Raffaele Savi	Managing Director of BlackRock	Since Inception
Travis Cooke	Managing Director of BlackRock	Since Inception

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of insurance companies. You and other purchasers of variable annuity and variable life insurance contracts will not own shares of the Portfolio directly. Rather, all shares will be held by a separate account for your benefit and the benefit of other purchasers. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your variable contract. Class III Shares are not currently offered.

Tax Information: It is the Portfolio's intention to distribute income and gains to the separate accounts. Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your variable contract prospectus for additional information on taxes.

Payments to Other Financial Intermediaries: The Portfolio or the Adviser may pay insurance companies for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing insurance companies and your salesperson to recommend a variable contract and the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

PORTFOLIO SUMMARY: Global Atlantic BlackRock Disciplined International Core Portfolio

Investment Objective: The Portfolio seeks to provide long-term capital appreciation.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity or variable life insurance contract. If they were included, your costs would be higher. Please refer to your variable contract prospectus for information on the separate account fees and expenses associated with your contract.
Shareholder Fees (fees paid directly from your investment)	Class I Shares	Class II Shares	Class III Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses(1)	0.22%	0.22%	0.22%
Acquired Fund Fees and Expenses(2)	0.05%	0.05%	0.05%
Total Annual Portfolio Operating Expenses	0.87%	1.12%	1.02%
Fee Waiver and/or Reimbursement(3)	(0.08)%	(0.08)%	(0.08)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	0.79%	1.04%	0.94%

(1)  The "Other Expenses" for Class III shares are based on estimated amounts.

(2)  Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio's financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

(3)  The Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"), has contractually agreed to waive its fees and to reimburse expenses, at least until May 1, 2023, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.74%, 0.99%, and 0.89% of average daily net assets attributable to Class I, Class II and Class III shares of the Portfolio, respectively. The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment. The agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$81	$270	$474	$1,065
Class II	$106	$348	$609	$1,356
Class III	$96	$317	$555	$1,241

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2021, the Portfolio's portfolio turnover rate was 117% of the average value of its portfolio.

Principal Investment Strategies: Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Securities selected will consist of developed market equity securities and emerging market equities, of companies with similar capitalizations of the companies included in the MSCI ACWI ex-USA Index, selected using a proprietary quantitative model. The model systematically tracks and ranks the characteristics of issuers across developed and emerging markets, and is designed to select stocks based on an analysis of a wide range of factors, such as relative value; earnings quality; market sentiment; and thematic insights. The Portfolio's sub-adviser is BlackRock Investment Management, LLC ("BlackRock" or the "Sub-Adviser").

Equity securities include common stock, preferred stock, exchange-traded funds ("ETFs"), including ETFs that are affiliated with the Sub-Adviser, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock), and their value usually reflects both the stream of current income payments and the market value of the underlying common stock.

Under normal circumstances, at least 80% of the Portfolio's net assets will be invested in or exposed to securities of non-U.S. issuers ("foreign securities") or derivative instruments with exposure to foreign securities of at least three different countries outside the United States. Investments are deemed to be "foreign" if: (a) an issuer's domicile or location of headquarters is in a foreign country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets situated in a foreign country; (c) the principal trading market for a security is located in a foreign country; (d) it is a foreign currency or (e) is an exchange-traded fund predominately invested in companies listed in a foreign country. The Portfolio may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers.

The Portfolio may use derivatives, including futures, foreign exchange transactions, and/or forward foreign currency contracts to gain equity exposure and to manage cash flows into or out of the Portfolio effectively. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index, including but not limited to the MSCI ACWI ex-USA Index.

The Portfolio's benchmark index is the MSCI ACWI ex-USA Index. The MSCI ACWI ex-USA Index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio. For purposes of this section, "Underlying Funds" refers to ETFs.

Affiliated Underlying Fund Risk: The Portfolio invests in Underlying Funds that are affiliated with a Sub-Adviser. The Sub-Adviser is subject to conflicts of interest when allocating Portfolio assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Sub-Adviser and its affiliates are also responsible for managing the Underlying Funds.

Convertible Securities Risk: The market value of a convertible security is usually inversely related to the market interest rate. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. A convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock into which it may be converted.

Depositary Receipts Risk: American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. The Portfolio may invest in unsponsored Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted, including changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio's returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. Derivatives are subject to risks arising from margin requirements. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately. Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

ETF Risk: Investments in underlying ETFs typically present the same risks as investments in conventional Underlying Funds. In addition, disruptions to the creations and redemptions process through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF's underlying portfolio holdings, may result in the ETF's shares trading at significantly above (at a premium to) or below (at a discount to) net asset value, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF's underlying holdings. Because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to liquidate its holdings at the most optimal time, adversely affecting performance.

Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Forward Currency Contracts Risk: Use of forward currency contracts can have the effect of reducing returns, limiting opportunities for gain and creating losses. Forward currency contracts do not eliminate fluctuations in the value of foreign securities but allow the Portfolio to establish a fixed rate of exchange for a future point in time.

Foreign Currency Risk: Exposure to foreign securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.

Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.

Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, or other events could also have a significant impact on the Portfolio and its investments. The spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolio holds, and may adversely affect the Portfolio's investments and operations.

Over-the-Counter Transactions Risk: The Portfolio engages in over-the-counter ("OTC") transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations.

Portfolio Turnover Rate Risk: A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses, including higher transaction costs, which must be borne by the Portfolio and its shareholders.

Quantitative Investing Risk: Investments selected using quantitative analysis or "models" may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues).

Settlement Risk: Settlement risk is the risk that a settlement in a transfer system does not take place as expected. If the Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

Underlying Fund Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Because the Portfolio's investments include shares of the Underlying Funds, the Portfolio's risks include the risks of each Underlying Fund.

Performance: The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class I shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class I shares compared with the returns of an index that measures broad market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. Because all of the Portfolio's shares are invested in the same portfolio of securities, returns for the Portfolio's Class II shares differ only to the extent that the classes do not have the same expenses. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Class I Annual Total Return by Calendar Year

Highest Quarter	4th Quarter 2020	17.24%
Lowest Quarter	1st Quarter 2020	(24.25)%

Performance Table
Average Annual Total Returns
(For periods ended December 31, 2021)

	One Year	Since Inception (November 1, 2017)
Class I shares return before taxes	8.67%	5.64%
Class II shares return before taxes	8.47%	5.38%
MSCI ACWI ex-USA Index (reflects no deduction for fees, expenses or taxes)	7.82%	6.03%

Management: The Portfolio's Adviser is Global Atlantic Investment Advisors, LLC. The Portfolio's Sub-Adviser is BlackRock Investment Management, LLC.

Portfolio Manager	Title	Involved with Portfolio
Raffaele Savi	Managing Director of BlackRock	Since Inception
Kevin Franklin	Managing Director of BlackRock	Since Inception

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of insurance companies. You and other purchasers of variable annuity and variable life insurance contracts will not own shares of the Portfolio directly. Rather, all shares will be held by a separate account for your benefit and the benefit of other purchasers. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your variable contract. Class III Shares are not currently offered.

Tax Information: It is the Portfolio's intention to distribute income and gains to the separate accounts. Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your variable contract prospectus for additional information on taxes.

Payments to Other Financial Intermediaries: The Portfolio or the Adviser may pay insurance companies for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing insurance companies and your salesperson to recommend a variable contract and the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

PORTFOLIO SUMMARY: Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Investment Objective: The Portfolio seeks to provide long-term capital appreciation.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity or variable life insurance contract. If they were included, your costs would be higher. Please refer to your variable contract prospectus for information on the separate account fees and expenses associated with your contract.
Shareholder Fees (fees paid directly from your investment)	Class I Shares	Class II Shares	Class III Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.54%	0.54%	0.54%
Distribution and Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses(2)	0.11%	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.65%	0.90%	0.80%

(1)  "Management Fees" has been restated to reflect the contractual management fee schedule effective August 20, 2021.

(2)  The "Other Expenses" for Class III shares are based on estimated amounts.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$66	$208	$362	$810
Class II	$92	$287	$498	$1,108
Class III	$82	$255	$444	$990

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2021, the Portfolio's portfolio turnover rate was 179% of the average value of its portfolio.

Principal Investment Strategies: Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. Securities will be selected using a proprietary quantitative model and will consist primarily of equity securities of companies with similar capitalizations of the companies included in the Russell Midcap® Growth Index. However, the Portfolio may invest in securities outside the Russell Midcap® Growth Index capitalization range. The model systematically tracks and ranks the characteristics of large- and mid-capitalization growth issuers located in the United States, and is designed to select stocks based on an analysis of a wide range of factors, such as relative value, earnings quality, market sentiment, and thematic insights. The Portfolio's sub-adviser is BlackRock Investment Management, LLC ("BlackRock" or the "Sub-Adviser"). The growth investment style generally involves investing in stocks of companies that have shown historical and/or expected above-average growth in such financial metrics as revenue, earnings, cash flow and profit margin.

The Portfolio primarily seeks to buy common stock and may also invest in preferred stock and convertible securities listed in U.S. equity markets.

Equity securities include common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock), and their value usually reflects both the stream of current income payments and the market value of the underlying common stock.

The Portfolio may use derivatives, including futures, to gain equity exposure and to manage cash flows into or out of the Portfolio effectively. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index, including but not limited to the Russell Midcap® Growth Index.

The Portfolio's benchmark index is the Russell Midcap® Growth Index. The Russell Midcap® Growth Index is an unmanaged index that consists of the bottom 800 securities of the Russell 1000® Index with greater-than-average growth orientation as ranked by total market capitalization. Securities in this index generally have higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

Convertible Securities Risk: The market value of a convertible security is usually inversely related to the market interest rate. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. A convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock into which it may be converted.

Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio's returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. Derivatives are subject to risks arising from margin requirements. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately. Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Growth Stock Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. The growth investing style can also fall out of favor, which may lead the Portfolio to underperform other funds that use different investing styles.

Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.

Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.

Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, or other events could also have a significant impact on the Portfolio and its investments. The spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolio holds, and may adversely affect the Portfolio's investments and operations.

Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Portfolio Turnover Rate Risk: A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses, including higher transaction costs, which must be borne by the Portfolio and its shareholders.

Quantitative Investing Risk: Investments selected using quantitative analysis or "models" may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues).

Settlement Risk: Settlement risk is the risk that a settlement in a transfer system does not take place as expected. If the Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

Performance: The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class I shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class I shares compared with the returns of an index that measures broad market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. Because all of the Portfolio's shares are invested in the same portfolio of securities, returns for the Portfolio's Class II shares differ only to the extent that the classes do not have the same expenses. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Class I Annual Total Return by Calendar Year

Highest Quarter	2nd Quarter 2020	29.93%
Lowest Quarter	1st Quarter 2020	(18.91)%

Performance Table
Average Annual Total Returns
(For periods ended December 31, 2021)

	One Year	Since Inception (November 1, 2017)
Class I shares return before taxes	14.29%	19.18%
Class II shares return before taxes	13.96%	18.89%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	12.73%	18.89%

Management: The Portfolio's Adviser is Global Atlantic Investment Advisors, LLC. The Portfolio's Sub-Adviser is BlackRock Investment Management, LLC.

Portfolio Manager	Title	Involved with Portfolio
Raffaele Savi	Managing Director of BlackRock	Since Inception
Travis Cooke	Managing Director of BlackRock	Since Inception

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of insurance companies. You and other purchasers of variable annuity and variable life insurance contracts will not own shares of the Portfolio directly. Rather, all shares will be held by a separate account for your benefit and the benefit of other purchasers. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your variable contract. Class III Shares are not currently offered.

Tax Information: It is the Portfolio's intention to distribute income and gains to the separate accounts. Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your variable contract prospectus for additional information on taxes.

Payments to Other Financial Intermediaries: The Portfolio or the Adviser may pay insurance companies for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing insurance companies and your salesperson to recommend a variable contract and the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

PORTFOLIO SUMMARY: Global Atlantic BlackRock Disciplined Value Portfolio

Investment Objective: The Portfolio seeks to provide long-term capital appreciation.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity or variable life insurance contract. If they were included, your costs would be higher. Please refer to your variable contract prospectus for information on the separate account fees and expenses associated with your contract.
Shareholder Fees (fees paid directly from your investment)	Class I Shares	Class II Shares	Class III Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses(1)	0.10%	0.10%	0.10%
Total Annual Portfolio Operating Expenses	0.55%	0.80%	0.70%

(1)  The "Other Expenses" for Class III shares are based on estimated amounts.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$56	$176	$307	$689
Class II	$82	$255	$444	$990
Class III	$72	$224	$390	$871

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2021, the Portfolio's portfolio turnover rate was 120% of the average value of its portfolio.

Principal Investment Strategies: Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of domestic large capitalization companies. Additionally, the Portfolio may invest in securities of foreign issuers. Securities will be selected using a proprietary quantitative model and will consist primarily of equity securities of companies with similar capitalizations of the companies included in the Russell 1000® Value Index. However, the Portfolio may invest in securities outside the Russell 1000® Value Index capitalization range. The model systematically tracks and ranks the characteristics of stocks of primarily large capitalization value issuers located in the United States, but may also include foreign issuers, and is designed to select stocks based on an analysis of a wide range of factors, such as relative value, earnings quality, market sentiment, and thematic insights. The Portfolio's sub-adviser is BlackRock Investment Management, LLC ("BlackRock" or the "Sub-Adviser"). The value investment style generally involves investing in stocks of companies that are trading at a discount to peer group companies, based on such financial metrics as dividend yield and price-to-earnings, price-to-revenue and price-to-book ratios.

The Portfolio primarily seeks to buy common stock and may also invest in preferred stock and convertible securities listed in U.S. equity markets, but may also invest in foreign securities. The Portfolio may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers.

Equity securities include common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock), and their value usually reflects both the stream of current income payments and the market value of the underlying common stock.

The Portfolio may use derivatives, including futures, to gain equity exposure and to manage cash flows into or out of the Portfolio effectively. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index, including but not limited to the Russell 1000® Value Index.

The Portfolio's benchmark index is the Russell 1000® Value Index. The Russell 1000® Value Index measures the performance of large- and mid-capitalization value sectors of the U.S. equity market. It is a subset of the Russell 1000® Index, which measures the performance of the large-capitalization sector of the U.S. equity market.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

Convertible Securities Risk: The market value of a convertible security is usually inversely related to the market interest rate. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. A convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock into which it may be converted.

Depositary Receipts Risk: American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. The Portfolio may invest in unsponsored Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted, including changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio's returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. Derivatives are subject to risks arising from margin requirements. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately. Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Foreign Currency Risk: Exposure to foreign securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.

Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.

Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, or other events could also have a significant impact on the Portfolio and its investments. The spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolio holds, and may adversely affect the Portfolio's investments and operations.

Portfolio Turnover Rate Risk: A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses, including higher transaction costs, which must be borne by the Portfolio and its shareholders.

Quantitative Investing Risk: Investments selected using quantitative analysis or "models" may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues).

Settlement Risk: Settlement risk is the risk that a settlement in a transfer system does not take place as expected. If the Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

Value Stock Risk: Value stocks involve the risk that they may never reach what the Sub-Adviser believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the Sub-Adviser misgauged that worth. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Portfolio's performance may sometimes be lower or higher than that of other types of mutual funds.

Performance: The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class I shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class I shares compared with the returns of an index that measures broad market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. Because all of the Portfolio's shares are invested in the same portfolio of securities, returns for the Portfolio's Class II shares differ only to the extent that the classes do not have the same expenses. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Class I Annual Total Return by Calendar Year

Highest Quarter	4th Quarter 2020	15.26%
Lowest Quarter	1st Quarter 2020	(25.54)%

Performance Table
Average Annual Total Returns
(For periods ended December 31, 2021)

	One Year	Since Inception (November 1, 2017)
Class I shares return before taxes	26.58%	11.72%
Class II shares return before taxes	26.23%	11.49%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	25.16%	11.22%

Management: The Portfolio's Adviser is Global Atlantic Investment Advisors, LLC. The Portfolio's Sub-Adviser is BlackRock Investment Management, LLC.

Portfolio Manager	Title	Involved with Portfolio
Raffaele Savi	Managing Director of BlackRock	Since Inception
Travis Cooke	Managing Director of BlackRock	Since Inception

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of insurance companies. You and other purchasers of variable annuity and variable life insurance contracts will not own shares of the Portfolio directly. Rather, all shares will be held by a separate account for your benefit and the benefit of other purchasers. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your variable contract. Class III Shares are not currently offered.

Tax Information: It is the Portfolio's intention to distribute income and gains to the separate accounts. Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your variable contract prospectus for additional information on taxes.

Payments to Other Financial Intermediaries: The Portfolio or the Adviser may pay insurance companies for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing insurance companies and your salesperson to recommend a variable contract and the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

PORTFOLIO SUMMARY: Global Atlantic BlackRock High Yield Portfolio

Investment Objective: The Portfolio seeks to provide total return.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity or variable life insurance contract. If they were included, your costs would be higher. Please refer to your variable contract prospectus for information on the separate account fees and expenses associated with your contract.
Shareholder Fees (fees paid directly from your investment)	Class I Shares	Class II Shares	Class III Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses(1)	0.11%	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.61%	0.86%	0.76%

(1)  The "Other Expenses" for Class III shares are based on estimated amounts.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$62	$195	$340	$762
Class II	$88	$274	$477	$1,061
Class III	$78	$243	$422	$942

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2021, the Portfolio's portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies: Under normal market conditions, the Portfolio seeks to invest at least 80% of its assets in high yield bonds and investments linked to high yield bonds. The high yield securities (commonly called "junk bonds") acquired by the Portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor's or Fitch Ratings, Inc. or Ba or lower by Moody's Investor Services) or will be determined by the Portfolio's sub-adviser, BlackRock Investment Management, LLC ("BlackRock" or the "Sub-Adviser"), to be of similar quality. Split rated bonds will be considered to have the median credit rating received if a credit rating is received from three rating agencies or, if a credit rating is received from two rating agencies, the lower credit rating of the two ratings received. The Portfolio may also invest in convertible and preferred securities. Convertible debt securities will be counted toward the Portfolio's 80% policy to the extent they have characteristics similar to the securities included within that policy.

To add additional diversification, the Sub-Adviser can invest in a wide range of securities including corporate bonds, mezzanine investments, collateralized bond obligations, bank loans and mortgage-backed and asset-backed securities. The Portfolio can also invest, to the extent consistent with its investment objective, in non-U.S. securities. The Portfolio may invest in securities of any rating, and may invest up to 10% of its assets (measured at the time of investment) in distressed securities that are in default or the issuers of which are in bankruptcy.

The Portfolio may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. The Portfolio may engage in frequent trading of portfolio securities to achieve its principal investment strategies.

The Portfolio may also invest in securities and derivative contracts, including options, swap agreements, futures, and U.S. Treasuries, To-Be Announced (TBA) Securities and cash equivalents, including, without limitation, commercial paper, repurchase agreements, and time deposits, as determined by the Sub-Adviser.

The Portfolio's benchmark index is the ICE BofA BB-B U.S. High Yield Constrained Index. The ICE BofA BB-B U.S. High Yield Constrained Index contains all securities in the ICE BofA U.S. High Yield Index rated BB1 through B3, based on an average of Moody's, S&P, and Fitch, but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

Bank Loan Risk: The market for bank loans may not be highly liquid. The Portfolio is exposed to the credit risk of the financial institution and the underlying borrower.

Collateralized Debt Obligations Risk: The risks of an investment in a collateralized debt obligation, such as a collateralized bond obligation ("CBO") or a collateralized loan obligation ("CLO"), depend largely on the type of the collateral securities and the class of the debt obligation in which the Portfolio invests. CBOs and CLOs are generally subject to credit, interest rate, valuation, prepayment and extension risks. CBOs and CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the risk that the Portfolio may invest in CBOs or CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Convertible Securities Risk: The market value of a convertible security is usually inversely related to the market interest rate. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. A convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock into which it may be converted.

Depositary Receipts Risk: American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. The Portfolio may invest in unsponsored Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted, including changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio's returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. Derivatives are subject to risks arising from margin requirements. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately. Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

Distressed Securities Risk: Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Portfolio will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to a portfolio company, the Portfolio may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Fixed Income Risk: The value of bonds and other fixed-income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed-income markets, making it more difficult to sell fixed-income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment, possibly causing the Portfolio's share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

High-Yield Debt Securities Risk: Lower-quality bonds (including loans), known as "high-yield" or "junk" bonds, and unrated securities of similar credit quality are considered speculative and involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than higher quality securities. High-yield debt securities are generally less liquid than higher quality securities, making them harder to sell and harder to value.

Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.

Liquidity Risk: Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors' interests, which may force the Portfolio to sell securities at an unfavorable time and/or under unfavorable conditions. Large redemptions by shareholders may have a negative impact on the Portfolio's liquidity.

Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.

Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, or other events could also have a significant impact on the Portfolio and its investments. The spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolio holds, and may adversely affect the Portfolio's investments and operations.

Mezzanine Securities Risk: Mezzanine securities carry the risk that the issuer will not be able to meet its obligations and that the equity securities purchased with the mezzanine investments may lose value.

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. An investor may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying loans. To the investor this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the investor may have paid. Mortgage prepayments generally increase when interest rates fall. Mortgage-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Portfolio's share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Over-the-Counter Transactions Risk: The Portfolio engages in over-the-counter ("OTC") transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations.

Repurchase and Reverse Repurchase Agreements Risk: Repurchase transactions are subject to credit risk and counterparty risk. They also carry the risk that the market value of the securities may increase above the resell value or decline below the repurchase price. The Portfolio could also lose money if it is unable to recover the securities and the value of the collateral held by the Portfolio is less than the value of securities. Reverse repurchase agreements may increase the possibility of fluctuation in the Portfolio's net asset value.

Settlement Risk: Settlement risk is the risk that a settlement in a transfer system does not take place as expected. If the Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

To Be Announced (TBA) Securities Risk: TBA securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. TBA securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.

Performance: The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class I shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class I shares compared with the returns of an index that measures broad market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. Because all of the Portfolio's shares are invested in the same portfolio of securities, returns for the Portfolio's Class II shares differ only to the extent that the classes do not have the same expenses. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Class I Annual Total Return by Calendar Year

Highest Quarter	2nd Quarter 2020	8.98%
Lowest Quarter	1st Quarter 2020	(11.66)%

Performance Table
Average Annual Total Returns
(For periods ended December 31, 2021)

	One Year	Since Inception (November 1, 2017)
Class I shares return before taxes	4.00%	4.51%
Class II shares return before taxes	3.74%	4.25%
ICE BofA BB-B U.S. High Yield Constrained Index (reflects no deductions for fees, expenses or taxes)	4.60%	5.54%

Management: The Portfolio's Adviser is Global Atlantic Investment Advisors, LLC. The Portfolio's Sub-Adviser is BlackRock Investment Management, LLC.

Portfolio Manager	Title	Involved with Portfolio
Scott Radell	Managing Director of BlackRock	Since Inception
Jonathan Graves	Managing Director of BlackRock	Since Inception

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of insurance companies. You and other purchasers of variable annuity and variable life insurance contracts will not own shares of the Portfolio directly. Rather, all shares will be held by a separate account for your benefit and the benefit of other purchasers. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your variable contract. Class III Shares are not currently offered.

Tax Information: It is the Portfolio's intention to distribute income and gains to the separate accounts. Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your variable contract prospectus for additional information on taxes.

Payments to Other Financial Intermediaries: The Portfolio or the Adviser may pay insurance companies for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing insurance companies and your salesperson to recommend a variable contract and the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

PORTFOLIO SUMMARY: Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Investment Objective: The Portfolio seeks to provide total return consisting of capital appreciation and income.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity or variable life insurance contract. If they were included, your costs would be higher. Please refer to your variable contract prospectus for information on the separate account fees and expenses associated with your contract.
Shareholder Fees (fees paid directly from your investment)	Class I Shares	Class II Shares	Class III Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.34%	0.34%	0.34%
Distribution and Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses(1)	0.11%	0.11%	0.11%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses	0.46%	0.71%	0.61%

(1)  The "Other Expenses" for Class II and Class III shares are based on estimated amounts.

(2)  Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio's financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$47	$148	$258	$579
Class II	$73	$227	$395	$883
Class III	$62	$195	$340	$762

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2021, the Portfolio's portfolio turnover rate was 85% of the average value of its portfolio (474% including dollar roll transactions).

Principal Investment Strategies: In seeking to achieve the Portfolio's investment objective, the Portfolio's sub-adviser, Goldman Sachs Asset Management, L.P. ("GSAM" or the "Sub-Adviser"), invests, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes in fixed-income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises ("U.S. Government Securities"), corporate debt securities, collateralized loan obligations (limited to no more than 15% of the Portfolio's net assets), privately issued adjustable rate and fixed rate mortgage loans or other mortgage-related securities ("Mortgage-Backed Securities") and asset-backed securities. The Portfolio may also invest in custodial receipts, fixed-income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) ("Municipal Securities") and convertible securities.

The Portfolio may also engage in forward foreign currency transactions for both hedging and non-hedging purposes. The Portfolio also intends to invest in derivatives, including (but not limited to) interest rate futures, interest rate swaps and credit default swaps, which are used primarily to hedge the Portfolio's portfolio risks, manage the Portfolio's duration and/or gain exposure to certain fixed-income securities or indices. The Portfolio may gain exposure to Mortgage-Backed Securities issued or guaranteed by U.S. government agencies or sponsored enterprises ("Agency Mortgage-Backed Securities") by utilizing to-be-announced ("TBA") agreements in Agency Mortgage-Backed Securities.

The value of the Portfolio's investments in non-U.S. dollar denominated obligations (hedged or unhedged against currency risk) will not exceed 25% of its total assets measured at the time of purchase ("Total Assets") and 10% of the Portfolio's Total Assets may be invested in sovereign and corporate debt securities and other instruments of issuers in emerging market countries ("emerging countries debt"). Additionally, exposure to non-U.S. currencies (unhedged against currency risk) will not exceed 25% of the Portfolio's Total Assets. In pursuing its investment objective, the Portfolio uses the Bloomberg U.S. Aggregate Bond Index (the "Index") as its performance benchmark, but the Portfolio will not attempt to replicate the Index. The Portfolio may, therefore, invest in securities that are not included in the Index.

The Portfolio may invest in fixed-income securities rated at least BBB– or Baa3 at the time of purchase. Securities will either be rated by a nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by GSAM to be of comparable credit quality. After its purchase, a portfolio security may be assigned a lower rating or cease to be rated, which may affect the market value and liquidity of the security. If this occurs, the Portfolio may continue to hold the security if GSAM believes it is in the best interest of the Portfolio and its shareholders.

The Portfolio's target duration range under normal interest rate conditions is expected to approximate that of the Index, plus or minus 1.5 years, and since the Portfolio's inception on November 1, 2017 through December 31, 2021, the duration of the Index has ranged between 5.59 and 6.84 years. "Duration" is a measure of a debt security's price sensitivity to changes in interest rates. The longer the duration of the Portfolio (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security's market price.

The Sub-Adviser employs a fundamental investment process that may integrate traditional fundamental factors alongside environmental, social and governance ("ESG") factors. No one factor or consideration is determinative in the fundamental investment process.

The Portfolio's benchmark index is the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed-income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

Collateralized Loan Obligations Risk: A collateralized loan obligation ("CLO") is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management and other administrative fees.

Convertible Securities Risk: The market value of a convertible security is usually inversely related to the market interest rate. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. A convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock into which it may be converted.

Credit Default Swaps Risk: Credit default swaps may have as reference obligations one or more securities that are not currently held by the Portfolio. The protection "buyer" may be obligated to pay the protection "seller" an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio's returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. Derivatives are subject to risks arising from margin requirements. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately. Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Fixed Income Risk: The value of bonds and other fixed-income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed-income markets, making it more difficult to sell fixed-income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment, possibly causing the Portfolio's share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Currency Risk: Exposure to foreign securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Forward Currency Contracts Risk: Use of forward currency contracts can have the effect of reducing returns, limiting opportunities for gain and creating losses. Forward currency contracts do not eliminate fluctuations in the value of foreign securities but allow the Portfolio to establish a fixed rate of exchange for a future point in time.

Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.

Liquidity Risk: Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors' interests, which may force the Portfolio to sell securities at an unfavorable time and/or under unfavorable conditions. Large redemptions by shareholders may have a negative impact on the Portfolio's liquidity.

Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.

Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, or other events could also have a significant impact on the Portfolio and its investments. The spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolio holds, and may adversely affect the Portfolio's investments and operations.

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. An investor may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying loans. To the investor this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the investor may have paid. Mortgage prepayments generally increase when interest rates fall. Mortgage-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Portfolio's share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Municipal Securities Risk: Municipal Securities are subject to credit/default risk, interest rate risk and certain additional risks. The Portfolio may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.

Over-the-Counter Transactions Risk: The Portfolio engages in over-the-counter ("OTC") transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations.

Portfolio Turnover Rate Risk: A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses, including higher transaction costs, which must be borne by the Portfolio and its shareholders.

Sovereign Debt Risk: Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.

To Be Announced (TBA) Securities Risk: TBA securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. TBA securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.

Underlying Money Market Fund Risk: Underlying money market funds are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in an underlying money market fund and may be higher than other mutual funds that invest directly in money market instruments and other investments. Because the Portfolio's investments include shares of the underlying money market funds, the Portfolio's risks include the risks of each underlying money market fund.

U.S. Government Securities Risk: The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.

Performance: The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class I shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class I shares compared with the returns of an index that measures broad market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. Because all of the Portfolio's shares are invested in the same portfolio of securities. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Class I Annual Total Return by Calendar Year

Highest Quarter	2nd Quarter 2020	5.59%
Lowest Quarter	1st Quarter 2021	(3.98)%

Performance Table
Average Annual Total Returns
(For periods ended December 31, 2021)

	One Year	Since Inception (November 1, 2017)
Class I shares return before taxes	(1.98)%	3.76%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(1.54)%	3.52%

Management: The Portfolio's Adviser is Global Atlantic Investment Advisors, LLC. The Portfolio's Sub-Adviser is Goldman Sachs Asset Management, L.P.

Portfolio Manager	Title	Involved with Portfolio
Ronald Arons, CFA	Managing Director, Portfolio Manager of GSAM	October 1, 2021
Ashish Shah	Co-Chief Investment Officer of GSAM Global Fixed Income	January 1, 2020

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of insurance companies. You and other purchasers of variable annuity and variable life insurance contracts will not own shares of the Portfolio directly. Rather, all shares will be held by a separate account for your benefit and the benefit of other purchasers. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your variable contract. Class II and Class III Shares are not currently offered.

Tax Information: It is the Portfolio's intention to distribute income and gains to the separate accounts. Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your variable contract prospectus for additional information on taxes.

Payments to Other Financial Intermediaries: The Portfolio or the Adviser may pay insurance companies for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing insurance companies and your salesperson to recommend a variable contract and the Portfolio over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

GENERAL INFORMATION ABOUT THE PORTFOLIOS, ADVISER AND SUB-ADVISERS

This Prospectus describes eight Portfolios, each a series of Forethought Variable Insurance Trust, a Delaware statutory trust (the "Trust"). Global Atlantic Investment Advisors, LLC (the "Adviser") serves as each Portfolio's investment adviser. BlackRock Investment Management, LLC ("BlackRock" or a "Sub-Adviser") serves as Sub-Adviser to Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio and Global Atlantic BlackRock High Yield Portfolio. Goldman Sachs Asset Management, L.P. ("GSAM" or a "Sub-Adviser") serves as Sub-Adviser to Global Atlantic Goldman Sachs Core Fixed Income Portfolio. The Portfolios are intended to be funding vehicles for variable annuity and variable life insurance contracts offered by separate accounts of insurance companies.

Individual variable annuity and variable life insurance contract holders are not "shareholders" of each Portfolio. The insurance companies and their separate accounts are the shareholders or investors, although they will pass through voting rights to their variable contract policy holders. Shares of the Portfolios are not offered directly to the general public.

Each Portfolio has its own distinct investment objective, strategies and risks. The Adviser, under the supervision of the Board of Trustees, is responsible for the provision of all investment advisory and portfolio management services for the Portfolios including establishing and recommending modifications to each Portfolio's investment objective, strategies, policies and restrictions. The Adviser may engage one or more Sub-Advisers to directly select securities or other instruments in which the Portfolios invest. Each Portfolio invests within a specific segment (or portion) of the capital markets and invests in a wide variety of securities consistent with its investment objective and style. The potential risks and returns of a Portfolio vary with the degree to which the Portfolio invests in a particular market segment and/or asset class.

INVESTMENT OBJECTIVES

Portfolio	Investment Objective
Global Atlantic BlackRock Allocation Portfolio	Seeks to provide total return
Global Atlantic BlackRock Disciplined Core Portfolio	Seeks to provide long-term capital appreciation
Global Atlantic BlackRock Disciplined Growth Portfolio	Seeks to provide long-term capital appreciation
Global Atlantic BlackRock Disciplined International Core Portfolio	Seeks to provide long-term capital appreciation
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Seeks to provide long-term capital appreciation
Global Atlantic BlackRock Disciplined Value Portfolio	Seeks to provide long-term capital appreciation
Global Atlantic BlackRock High Yield Portfolio	Seeks to provide total return
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Seeks to provide total return consisting of capital appreciation and income

The Portfolios' investment objectives are non-fundamental policies and may be changed without shareholder approval by the Portfolios' Board of Trustees upon 60 days' written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

Adviser's Investment Process

The Adviser pursues each Portfolio's investment objective by engaging a sub-adviser to directly invest in securities and other instruments. The Adviser utilizes a "manager of managers" structure in which the Adviser retains sub-advisers to select investments for the Portfolios. The Trust and the Adviser were granted an exemptive order from the U.S. Securities and Exchange Commission ("SEC") that allows the Adviser to hire a new sub-adviser or sub-advisers without shareholder approval.

Investors may invest directly in the Underlying ETFs outside of their variable annuity and variable life insurance contracts and without investing indirectly in the Underlying ETFs through one of the Portfolios. See the "Management – Investment Adviser" section of this Prospectus for additional information regarding the Adviser's investment process.

BlackRock's Forecasting Model (each Portfolio sub-advised by BlackRock except for Global Atlantic BlackRock Allocation Portfolio and Global Atlantic BlackRock High Yield Portfolio)

BlackRock uses a proprietary alpha forecasting model and an advanced optimization process to select stocks in each Portfolio's strategy. An advanced quantitative model assists BlackRock in understanding and quantifying complex pricing relationships across the equity markets, and in identifying which sources or factors of equity returns are mispriced by the market at any point in time. These misvaluations are then captured by structuring the portfolio to emphasize (or "tilt" toward) return factors that are undervalued.

The investment model employs investment insights that BlackRock believes have been shown to have influential roles in predicting active returns. Examples of these investment criteria may include earnings quality criteria, relative valuation criteria, sentiment criteria and thematic criteria. Earnings quality criteria seek to distinguish among companies with good versus poor earnings quality. Relative valuation criteria assess the intrinsic value of companies based on fundamentals versus current market price, adjusted for size and other style risk factors. Sentiment criteria examine corporate financing activity such as stock repurchases, mergers and acquisitions, dividend announcements, and supply and demand information embedded in short interest. Thematic criteria seek to identify and exploit commonalities among groups of stocks that drive prices but are currently less obvious to the market than common industry or style exposures. The investment insights set forth above are subject to change at any time in BlackRock's sole discretion.

BlackRock constructs and rebalances each Portfolio through an advanced portfolio optimization process. The goal is to maximize each Portfolio's expected alpha subject to expected active risk (i.e., deviation from the benchmark) and transaction costs, while satisfying risk controls. The optimization produces a recommended trade list that seeks to move the current portfolio to the new optimal portfolio with relative-to-benchmark risks that BlackRock seeks to rigorously quantify and understand.

GSAM's Fixed Income Investing Philosophy (Global Atlantic Goldman Sachs Core Fixed Income Portfolio only)

Global fixed-income markets are constantly evolving and are highly diverse – with a large number of countries, currencies, sectors, issuers and securities. GSAM believes that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, GSAM believes it is critical to:

•  Thoughtfully combine diversified sources of return by employing multiple strategies

•  Take a global perspective to seek to uncover relative value opportunities

•  Consider a wide range of factors as part of the fundamental investment process, which may include environmental, social and governance ("ESG") factors

•  Employ focused specialist teams to seek to identify short-term mispricings and incorporate long-term views

•  Emphasize a risk-aware approach as GSAM views management as both an offensive and defensive tool

•  Build a strong team of skilled investors who seek to excel on behalf of GSAM's clients

GSAM Fixed Income implements this overall philosophy through an investment process that seeks to maximize risk-adjusted total returns by using a diverse set of investment strategies and revolves around five key elements:

1. Developing a long-term risk budget – Lead portfolio managers (the "Portfolio Team") are responsible for the overall results of the Global Atlantic Goldman Sachs Core Fixed Income Portfolio. They set the strategic direction of the Global Atlantic Goldman Sachs Core Fixed Income Portfolio by establishing a "risk budget." The "risk budget" for the Global

Atlantic Goldman Sachs Core Fixed Income Portfolio is the range the portfolio managers will allow the Global Atlantic Goldman Sachs Core Fixed Income Portfolio to deviate from its benchmark with respect to sector allocations, country allocations, securities selection, and, to a lesser extent, duration. Following careful analysis of risk and return objectives, they allocate the overall risk budget to each component strategy to seek to optimize potential return.

2. Fundamental investment process – As part of its fundamental investment process, GSAM may integrate ESG factors alongside traditional fundamental factors to seek to: (i) determine whether a particular fixed income security and/or sector is suitable and attractively priced for investment and (ii) assess their potential impact on the credit quality and spreads of a particular fixed income security. Traditional fundamental factors that GSAM may consider include, but are not limited to, leverage, earnings, enterprise value, industry trends and macroeconomic factors. ESG factors that GSAM may consider include, but are not limited to, physical risk (e.g., wildfires, floods, droughts and rising sea levels), carbon intensity and emissions profiles, workplace health and safety, cyber risk, social unrest and equity, governance practices and stakeholder relations, employee relations, board structure and management incentives. The identification of a risk related to an ESG factor will not necessarily exclude a particular fixed income security and/or sector that, in GSAM's view, is otherwise suitable and attractively priced for investment. The relevance of specific traditional fundamental factors and ESG factors to the fundamental investment process varies across asset classes, sectors and strategies. GSAM may utilize data sources provided by third-party vendors and/or engage directly with issuers when assessing the above factors.

3. Generating investment views and strategies – GSAM's Top-down and Bottom-up Strategy Teams (collectively, "Strategy Teams") generate investment ideas within their areas of specialization. The Top-down Strategy Teams are responsible for Cross-Sector, Duration, Country, and Currency decisions and are deliberately small to ensure creativity and expedite decision-making and execution. Concurrently, Bottom-up Strategy Teams, comprised of sector specialists, formulate sub-sector allocation and security selection decisions.

4. Constructing the portfolios – The Portfolio and Strategy Teams construct the Global Atlantic Goldman Sachs Core Fixed Income Portfolio's portfolio through a collaborative process in which the Portfolio Team oversees the overall portfolio while the Strategy Teams actively manage the securities and strategies within their areas of specialization. This process enables the Portfolio Team to build a diversified portfolio consisting of the ideas of the individual Strategy Teams, consistent with the Global Atlantic Goldman Sachs Core Fixed Income Portfolio's overall risk and return objectives.

5. Dynamic adjustments based on market conditions – As market conditions change, the volatility and attractiveness of sectors and strategies can change as well. To optimize the Global Atlantic Goldman Sachs Core Fixed Income Portfolio's risk/return potential within its long-term risk budget, the Portfolio Team seeks to dynamically adjust the mix of top-down and bottom-up strategies in the Global Atlantic Goldman Sachs Core Fixed Income Portfolio's portfolio. At the same time, the Strategy Teams adjust their strategies and security selections in an effort to optimize performance within their specialty areas.

GSAM employs a dynamic fundamental investment process that considers a wide range of factors, and no one factor or consideration is determinative.

With every fixed-income portfolio, GSAM applies a team approach that emphasizes risk management and capitalizes on Goldman Sachs' extensive research capabilities.

PRINCIPAL INVESTMENT RISKS

There is no assurance that a Portfolio will achieve its investment objective. Each Portfolio's share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Portfolios. Risks could adversely affect the net asset value, total return and the value of a Portfolio and your investment. The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in each Portfolio's Portfolio Summary section of its Prospectus. The following risks apply to each Portfolio through its investments in Underlying ETFs (as applicable) and directly in other investments, except as noted. References to a Portfolio's investment in a particular instrument include direct investments and indirect investments through Underlying ETFs, as applicable.

Affiliated Underlying Fund Risk. (Global Atlantic BlackRock Allocation Portfolio and Global Atlantic BlackRock Disciplined International Core Portfolio only) Certain Portfolios invest in Underlying Funds that are affiliated with the Sub-Adviser. The Sub-Adviser is subject to conflicts of interest when allocating Portfolio assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Sub-Adviser and its affiliates are also responsible for managing the Underlying Funds. However, the Sub-Adviser is a fiduciary to its applicable Portfolio and is legally obligated to act in the Portfolio's best interests when selecting Underlying Funds.

Bank Loan Risk. (Global Atlantic BlackRock High Yield Portfolio only) The market for bank loans may not be highly liquid and the Portfolio may have difficulty selling them. These investments expose the Portfolio to the credit risk of both the financial institution and the underlying borrower.

In certain circumstances, loans may not be deemed to be securities under certain federal securities laws. Therefore, in the event of fraud or misrepresentation by a borrower or arranger, lenders and purchasers of interests in loans, such as the Portfolio, may not have the protection of the anti-fraud provisions of the federal securities laws as would otherwise be available for bonds or stocks. Instead, in such cases, parties generally would rely on the contractual provisions in the loan agreement itself and common law fraud protections under applicable state law. In addition, the market for loan obligations may be subject to extended trade settlement periods (which may exceed seven (7) days). Because transactions in many loans are subject to extended trade settlement periods, a Portfolio may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Portfolio's redemption obligations for a period after the sale of the loans and, as a result, a Portfolio may have to sell other investments or take other actions if necessary to raise cash to meet its obligations.

Collateralized Debt Obligations Risk. (Global Atlantic BlackRock High Yield Portfolio only) The Portfolio may invest in collateralized debt obligations, including collateralized bond obligations ("CBOs") and collateralized loan obligations ("CLOs"). A CBO is a trust collateralized by a diversified pool of high risk, below investment grade fixed-income securities, which may include, among other things, high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust collateralized by a pool of loans, which may include, among other things, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CBOs and CLOs may charge management and other administrative fees.

The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Because it is partially protected from defaults, a senior tranche from a CBO or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO and CBO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO or CBO securities as a class.

The risks of an investment in a CBO or CLO depend largely on the type of the collateral securities and the class of the instrument in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. CBOs and CLOs are generally subject to credit, interest rate, valuation, prepayment and extension risks. CBOs and CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CBOs or CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Loan Obligations. (Global Atlantic Goldman Sachs Core Fixed Income Portfolio only) The Portfolio may invest in CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management and other administrative fees.

The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Because it is partially protected from defaults, a senior tranche from a CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.

In addition to the normal risks associated with loan- and credit-related securities discussed elsewhere in the Prospectus, investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO's manager may perform poorly. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Portfolio invests. Normally, CLOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CLOs may be characterized by the Portfolio as illiquid investments. However an active dealer market may exist for CLOs that qualify under the Rule 144A "safe harbor" from the registration requirements of the Securities Act of 1933 for resales of certain securities to qualified institutional buyers, and such CLOs may be characterized by the Portfolio as liquid securities.

Convertible Securities Risk. (Each Portfolio except Global Atlantic BlackRock Allocation Portfolio) The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Depositary Receipts Risk. (Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio and Global Atlantic BlackRock High Yield Portfolio only) The Portfolios may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. The Portfolios may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted, including changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

Derivatives Risk. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives may increase costs, reduce a Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Many types of derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of a Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose a Portfolio to losses and could make derivatives more difficult to value accurately. Derivatives typically give rise to a form of leverage and may expose a Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") and related regulatory developments require the clearing and exchange-trading of many standardized over-the-counter ("OTC") derivative instruments deemed to be "swaps." The Commodity Futures Trading Commission ("CFTC") has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing. Uncleared swaps are subject to margin requirements that are being implemented on a phase-in basis. In addition, the SEC recently adopted Rule 18f-4 under the Investment Company Act of 1940, as amended ("1940 Act") which will regulate the use of derivatives for certain investment companies (the "Derivatives Rule"). The Derivatives Rule will require, among other things, that certain entities adopt a derivatives risk management program, comply with limitations on leveraged-related risk based on a relative "value-at-risk" test and update reporting and disclosure procedures. Although the full impact of the Derivatives Rule on the Portfolios remains uncertain, these requirements may limit the ability of a Portfolio to use derivatives, short sales, and reverse repurchase agreements and similar financing transactions as part of its investment strategies, as well as increase a Portfolio's expenses. Compliance with Rule 18f-4 will be required by August 2022. The regulation of the derivatives markets has increased over the past several years, and there can be no assurance that any new governmental regulation will not adversely affect a Portfolio's ability to achieve its investment result.

•  Credit Default Swaps. (Global Atlantic BlackRock High Yield Portfolio and Global Atlantic Goldman Sachs Core Fixed Income Portfolio only) Credit default swaps may have as reference obligations one or more securities that are not currently held by the Portfolio. The protection "buyer" may be obligated to pay the protection "seller" an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

•  Futures Risk. The use of futures contracts, which are traded on exchanges, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk, (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, a Portfolio may experience losses that exceed losses experienced by other mutual funds that do not use futures contracts. Theoretically, a Portfolio's losses could be unlimited. In addition, there may be imperfect correlation, or even no correlation, between price movements of futures contracts and price movements of investments in the underlying assets or investments for which the futures contracts are intended to hedge. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities. A Portfolio's investment in exchange-traded futures and their accompanying costs could limit the Portfolio's gains in rising markets relative to those of equity and fixed-income securities, the Underlying ETFs, or to those of other funds in general. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid or less liquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Because the futures contracts used by a Portfolio are exchange-traded, the primary credit risk on such contracts is the creditworthiness of the Portfolio's clearing broker or the clearinghouse. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, a Portfolio may be unable to close-out its futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures hedging strategy adopted will succeed.

•  Leverage Risk. Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose a Portfolio to greater risk and increase its costs. As an open-end investment company registered with the SEC, each Portfolio is subject to the federal securities laws, including the Investment Company Act, the rules thereunder, and various SEC and SEC staff interpretive positions. Under current regulatory requirements, a Portfolio must "set aside" liquid assets (often referred to as "asset segregation"), or engage in other SEC- or staff-approved measures, to "cover" open positions with respect to certain kinds of instruments. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of a Portfolio's portfolio will be magnified when the Portfolio uses leverage.

•  Options Risk. (Each Portfolio except Global Atlantic BlackRock Allocation Portfolio) Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

•  Swaps Risk. (Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock High Yield Portfolio and Global Atlantic Goldman Sachs Core Fixed Income Portfolio only) In a standard OTC (as defined below) "swap" transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" of predetermined investments or instruments, which may be adjusted for an interest factor. Interest rate swaps and some credit default swaps are traded on exchanges and subject to central clearing. Swaps can involve greater risks than direct investments in securities, because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk (e.g., the risk of a counterparty's defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease the counterparty risk involved in bi-laterally negotiated contracts and increase market liquidity, exchange-trading and clearing does not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of a Portfolio's clearing broker or the clearinghouse.

Distressed Securities Risk. (Global Atlantic BlackRock High Yield Portfolio only) Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Portfolio will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Portfolio may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Emerging Markets Risk. (Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock High Yield Portfolio and Global Atlantic Goldman Sachs Core Fixed Income Portfolio only) In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, less established accounting and financial reporting systems, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issuers. As a result, the scope or quality of financial information available to investors may be reduced compared to that available in more developed markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. and other governments, or from problems in share registration, settlement or custody, may also result in losses. Emerging securities markets may have far lower trading volumes, less liquidity, and different clearance and settlement procedures than developed markets, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. The economy of some emerging markets may be particularly exposed to or affected by a certain industry or sector, and therefore issuers and/or securities of such emerging markets may be more affected by the performance of such industries or sectors. In the case of foreign debt securities, in the event of a default, it may be more difficult to obtain or to enforce a judgement against the issuer of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Equity Risk. (Each Portfolio except Global Atlantic BlackRock High Yield Portfolio and Global Atlantic Goldman Sachs Core Fixed Income Portfolio) The net asset value of the Portfolio will fluctuate based on changes in the value of the equity securities in which it invests or to which it has exposure. Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•  Preferred Securities Risk. (Each Portfolio except Global Atlantic Goldman Sachs Core Fixed Income Portfolio) Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

ESG Investing Risk. (Global Atlantic Goldman Sachs Core Fixed Income Portfolio only) A Sub-Adviser may integrate ESG in its investment selection process and/or screen out particular companies and industries based on certain ESG related criteria. A Portfolio may forgo certain investment opportunities, which may affect the Portfolio's exposure to certain companies or industries. A Portfolio's results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. A Sub-Adviser may rely on third-party data that it believes to be reliable, but there is no guarantee as to the accuracy of such third-party data. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely impact the investment process. Investors may differ from ESG index providers in their views of ESG characteristics. A Portfolio may invest in companies that do not reflect the beliefs and values of any particular investor. Socially responsible norms differ by country and region, and a company's ESG factors or a Sub-Adviser's assessment of such factors may change over time. Certain of a Portfolio's investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies, which may change without notice. Certain companies in which a Portfolio may invest may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage.

ETF Risk. (Global Atlantic BlackRock Allocation Portfolio and Global Atlantic BlackRock Disciplined International Core Portfolio only) Investments in underlying ETFs typically present the same risks as investments in conventional Underlying Funds. In addition, disruptions to the creations and redemptions process through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF's underlying portfolio holdings, may result in the ETF's shares trading at significantly above (at a premium to) or below (at a discount to) net asset value, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF's underlying holdings. An ETF's shares could also trade at a premium or discount to net asset value when an ETF's underlying securities trade on a foreign exchange that is closed when the securities exchange on which the ETF trades is open. The current price of the ETF's underlying securities and the last quoted price for the underlying security are likely to deviate in such circumstances. There can be no assurance that an active trading market for an ETF's shares will develop or be maintained. Trading may be halted, for example, due to market conditions. Because the value of ETF shares depends on the demand in the market, a Portfolio's holdings may not be able to be liquidated at the most optimal time, adversely affecting performance.

There can be no assurance that an ETF's investment objectives will be achieved. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and natural resources. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs in which a Portfolio invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

Fixed Income Risk. (Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock High Yield Portfolio and Global Atlantic Goldman Sachs Core Fixed Income Portfolio only) When a Portfolio directly or indirectly invests in bonds and other fixed-income securities, the value of your investment in the Portfolio will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed-income markets, making it more difficult to sell fixed-income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Portfolio possibly causing the Portfolio's share price and total return to be reduced and fluctuate more than other types of investments.

•  Credit Risk. (Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock High Yield Portfolio and Global Atlantic Goldman Sachs Core Fixed Income Portfolio only) There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of a Portfolio. Lower credit quality also will affect liquidity and make it difficult to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the 'perception (whether by market participants, rating agencies, pricing services or otherwise) that an issuer is likely to default, tends to reduce the value and liquidity of fixed-income securities, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause a Portfolio to directly or indirectly incur expenses in seeking recovery of principal or interest.

  A Portfolio could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength or in a security's credit rating, which reflects a third party's assessment of the credit risk presented by a particular issuer, may affect debt securities' value. A Portfolio may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Sub-Adviser or the rating agencies than such securities actually do.

•  Extension Risk. (Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock High Yield Portfolio and Global Atlantic Goldman Sachs Core Fixed Income Portfolio only) If interest rates rise, repayments of fixed-income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

•  Income Risk. (Global Atlantic BlackRock Allocation Portfolio and Global Atlantic Goldman Sachs Core Fixed Income Portfolio only) Because a Portfolio can only distribute what it earns, the Portfolio's distributions to shareholders may decline when prevailing interest rates fall or when a Portfolio experiences defaults on debt securities it directly or indirectly holds. A Portfolio's income generally declines during periods of falling interest rates because proceeds received from existing investments (upon their maturity, prepayment, amortization, call, or buy-back) are reinvested at a lower rate of interest or return.

•  Interest Rate Risk. (Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock High Yield Portfolio and Global Atlantic Goldman Sachs Core Fixed Income Portfolio only) Interest rate changes can be sudden and unpredictable and may expose fixed-income and related markets to heightened volatility. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall as compared with similar, newly issued fixed-income investments. Securities with longer maturities or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to these interest rate changes. The longer the Portfolio's average weighted portfolio maturity, the greater the impact a change in interest rates will have on its share price. Interest rate risk is generally heightened during periods when prevailing interest rates are low or negative.

•  LIBOR Risk. In 2017, the United Kingdom's Financial Conduct Authority ("FCA") announced plans to phase out the use of the London Interbank Offered Rates (collectively, "LIBOR") by the end of 2021. However, while certain LIBORs were discontinued in 2021, the most widely used LIBORs may continue until mid-2023. The unavailability or replacement of LIBOR presents risks to applicable Portfolios, including the risk that any pricing adjustments to a Portfolio's investments resulting from a substitute reference rate may adversely affect the Portfolio's performance and/or NAV. The impact of a substitute reference rate, if any, will vary on an investment-by-investment basis. The Adviser or Sub-Adviser may have discretion to determine a substitute reference rate, including any price or other adjustments to account for differences between the substitute reference rate and the previous rate. The substitute reference rate and any adjustments selected could negatively impact a Portfolio's investment performance or financial condition, including in ways unforeseen by the Adviser or Sub-Adviser.

•  Prepayment Risk. (Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock High Yield Portfolio and Global Atlantic Goldman Sachs Core Fixed Income Portfolio) Debt securities are subject to prepayment risk when the issuer can "call" the security, or repay principal, in whole or in part, prior to the security's maturity. When prepayments of principal are reinvested, the investor may receive a rate of interest that is lower than the rate on the existing security, with potentially lower income, yield and distributions. Securities subject to prepayment may offer less potential for gains during a declining interest rate environment and have greater price volatility. Prepayment risk is greater in periods of falling interest rates.

Foreign Currency Risk. (Each Portfolio except Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio and Global Atlantic BlackRock High Yield Portfolio) Exposure to foreign currency denominated securities will subject the Portfolio to currency trading risks that include market risk, interest rate risk and country risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the "old" currency worthless.

Foreign Investment Risk. (Each Portfolio except Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio) Investing in foreign securities involves risks not typically associated with investing in securities or companies organized and operated in the United States that can increase the chances that a Portfolio will lose money. Such risks include adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, the imposition of sanctions, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Ongoing concerns regarding the economies of certain countries in Europe, as well as the possibility that one or more countries could leave the European Union (the "EU"), create risks for investing in the European markets. For example, the United Kingdom- ("UK") withdrew from the EU in January 2020 (commonly known as "Brexit"). This commenced a transition period that lasted until December 31, 2020. On December 30, 2020, the EU and UK signed the EU-UK Trade and Cooperation Agreement ("TCA"), an agreement on the terms governing certain aspects of the EU's and the UK's relationship following the end of the transition period. Notwithstanding the TCA, there continues to be considerable uncertainty as to the UK's post-transition framework. Although the full impact of Brexit is not yet known, the impact on the UK, EU and global markets could include increased volatility and illiquidity, potentially lower economic growth and decreased asset valuations.

Forward Currency Contracts Risk. (Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio and Global Atlantic Goldman Sachs Core Fixed Income Portfolio only) A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The Portfolio may enter into forward currency contracts in connection with settling purchases or sales of securities, to hedge currency exposure related to other Portfolio holdings or as part of its investment strategy. Forward currency contracts do not eliminate fluctuations in the value of foreign securities but allow the Portfolio to establish a fixed rate of exchange for a future point in time. Use of these contracts can have the effect of reducing returns, limiting opportunities for gain and creating losses. Gains from foreign currency contracts are typically taxable as income and may notably increase an investor's tax liability.

Growth Stock Risk. (Global Atlantic BlackRock Disciplined Growth Portfolio and Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio only) Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. The growth investing style may over time go in and out of favor. At times when the investing styles used by a Portfolio are out of favor, the Portfolio may underperform other funds that use different investing styles.

High-Yield Debt Securities Risk. (Global Atlantic BlackRock Allocation Portfolio and Global Atlantic BlackRock High Yield Portfolio only) Lower-quality bonds (including loans), known as "high-yield" or "junk" bonds, and unrated securities of similar credit quality are considered speculative and involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as these issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These instruments may be worthless and an entire investment may be lost.

The prices of high-yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the issuer's business or operations and to changes in the ratings assigned by rating agencies. In addition, the entire high-yield debt market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. Prices of corporate high-yield debt securities often are closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices.

High-yield debt securities are generally less liquid than higher-quality securities. Many of these securities are not registered for sale under the federal securities laws and/or do not trade frequently. When they do trade, their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the ability to sell securities in response to specific economic events or to meet redemption requests. As a result, high-yield debt securities generally pose greater illiquidity and valuation risks.

Issuer Risk. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Liquidity Risk. (Global Atlantic BlackRock High Yield Portfolio and Global Atlantic Goldman Sachs Core Fixed Income Portfolio only) The Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors' interests because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities, at an unfavorable time and/or under unfavorable conditions. This may inhibit the Portfolio from pursuing its investment strategies or negatively impact the values of portfolio holdings and dilute remaining investors' interests.

With respect to the fixed-income investments, liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Certain types of fixed-income investments, such as asset-backed securities, with longer duration or maturity may face heightened levels of liquidity risk.

Management Risk. Each Portfolio is subject to the risk that the methods and analyses employed may not produce the desired results. In addition, each Portfolio is subject to the risk that the Adviser's or a Sub-Adviser's judgments about the Portfolio's investments may prove to be incorrect and may not produce the desired results. Any of these activities could cause a Portfolio to lose value or its investment results to lag relevant benchmarks or other mutual funds with similar objectives. Each Portfolio is also subject to the risk that deficiencies in the internal systems or controls of the Adviser, a Sub-Adviser or other service provider could cause losses for the Portfolio or hinder Portfolio operations. For example, trading delays or errors (both human and systemic) could prevent a Portfolio from purchasing a security expected to appreciate in value.

Market Risk. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, or other events could also have a significant impact on the Portfolio and its investments. The market prices of securities may also be negatively impacted by trading activity and investor interest, including interest driven by factors unrelated to market conditions or financial performance. In these circumstances, the value of the Portfolio's investments, particularly any short positions or exposures, may fluctuate dramatically.

The Portfolio may experience a substantial or complete loss on any individual security.

Policy and legislative changes in the U.S. and abroad affect many aspects of financial regulation and may, in some cases, contribute to decreased liquidity and increased volatility in the financial markets. Economies and financial markets around the world are becoming increasingly interconnected. As a result, whether or not the Portfolio has exposure to securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio's investments may be negatively affected.

In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed-income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio's costs. If dealer capacity in fixed-income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed-income markets. The spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolios hold, and may adversely affect the Portfolios' investments and operations. The transmission of COVID-19 and efforts to contain its spread could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolios. In certain cases, an exchange or market may close or issue trading halts on specific securities or even the entire market, which may result in the Portfolios being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price their investments.

Mezzanine Securities Risk. (Global Atlantic BlackRock High Yield Portfolio only) Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer's capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

Mid Cap Risk. (Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio only) The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, medium capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. The securities issued by these companies may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

Mortgage- and Asset-Backed Securities Risk. (Global Atlantic BlackRock High Yield Portfolio and Global Atlantic Goldman Sachs Core Fixed Income Portfolio only) Mortgage-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Portfolio may directly or indirectly receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Portfolio this means a loss of anticipated interest, and a portion of its direct or indirect principal investment represented by any premium paid. Mortgage prepayments generally increase when interest rates fall.

Mortgage-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Portfolio's share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes.

These risks are elevated due to the COVID-19 pandemic and related disruptions in business activities.

Certain mortgage-backed securities may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Some of these securities are backed by the full faith and credit of the U.S. Treasury, while others, such as those guaranteed by Fannie Mae and Freddie Mac, are not. Under the direction of the Federal Housing Finance Administration ("FHFA"), Fannie Mae and Freddie Mac have entered into a joint initiative to develop a common securitization platform for the issuance of a uniform mortgage-backed security (the "Single Security Initiative") that aligns the characteristics of Fannie Mae and Freddie Mac certificates. The Single Security Initiative was implemented in June 2019, and the effects it may have on the market for mortgage-backed securities are uncertain. Since 2008, Fannie Mae and Freddie Mac have been operating under the conservatorship of the FHFA and are dependent on the continued support of the U.S. Treasury and FHFA in order to continue their business operations. The FHFA and the White House have made public statements regarding plans to consider ending the conservatorships. In the event that Fannie Mae and Freddie Mac are taken out of conservatorship, it is unclear how their respective capital structures would be constructed and what impact, if any, this would have on their creditworthiness and guarantees of certain mortgage-backed securities. Should the conservatorships end, there could be an adverse impact on the value of Fannie Mae or Freddie Mac securities, which could cause losses to a Portfolio.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks. Further, recently-adopted rules implementing credit risk retention requirements for asset-backed securities may increase the costs to originators, securitizers and, in certain cases, collateral managers of securitization vehicles in which the Portfolios may invest. Although the impact of these requirements is uncertain, certain additional costs may be passed to a Portfolio and the Portfolio's investments in asset-backed securities may be adversely affected.

Municipal Securities Risk. (Global Atlantic Goldman Sachs Core Fixed Income Portfolio only) Municipal securities are subject to call/prepayment risk, credit/default risk, extension risk, interest rate risk and certain additional risks. A Portfolio may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Specific risks are associated with different types of municipal securities. With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer's credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. Certain of the municipalities in which the Portfolio invest may experience significant financial difficulties, which may lead to bankruptcy or default.

With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Portfolio may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Portfolio may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Portfolio's loss.

These risks are elevated due to the COVID-19 pandemic and related disruptions in business activities.

Over-the-Counter Transactions Risk. (Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock High Yield Portfolio and Global Atlantic Goldman Sachs Core Fixed Income Portfolio) The Portfolio engages in over-the-counter ("OTC") transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with the OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations. In addition, many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with OTC transactions.

Portfolio Turnover Rate Risk. (Each Portfolio except Global Atlantic BlackRock Allocation Portfolio and Global Atlantic BlackRock High Yield Portfolio) A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses, including higher transaction costs, which must be borne by the Portfolio and its shareholders. This may also adversely affect Portfolio performance.

Quantitative Investing Risk. (Each Portfolio except Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock High Yield Portfolio and Global Atlantic Goldman Sachs Core Fixed Income Portfolio) Investments selected using quantitative analysis or "models" may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). In addition, investments selected using models may react differently to issuer, political, market, and economic developments from the market as a whole or securities selected using only fundamental analysis. There is no guarantee that the use of quantitative analysis will result in effective investment decisions for the Portfolio. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Repurchase and Reverse Repurchase Agreements Risk. (Global Atlantic BlackRock High Yield Portfolio only) Repurchase and reverse repurchase agreements involve the purchase or sale of securities held by the Portfolio with an agreement to resell or repurchase the securities at an agreed-upon price, date and interest payment. Repurchase transactions are subject to credit risk and counterparty risk. They also carry the risk that the market value of the securities may increase above the resell value or decline below the repurchase price. The Portfolio could also lose money if it is unable to recover the securities and the value of the collateral held by the Portfolio is less than the value of securities. Reverse repurchase agreements are a type of borrowing that may increase the possibility of fluctuation in the Portfolio's net asset value.

Settlement Risk. Settlement risk is the risk that a settlement in a transfer system does not take place as expected. When a Portfolio enters into certain contracts with counterparties, such as over-the-counter derivatives contracts, it faces the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

Sovereign Debt Risk. (Global Atlantic Goldman Sachs Core Fixed Income Portfolio only) Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

To Be Announced (TBA) Securities Risk. (Global Atlantic BlackRock High Yield Portfolio and Global Atlantic Goldman Sachs Core Fixed Income Portfolio only) TBA securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. TBA securities include when-issued and delayed delivery securities and forward commitments. TBA securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

In addition, recently finalized rules of the Financial Industry Regulatory Authority ("FINRA") include mandatory margin requirements that require a Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to a Portfolio's TBA counterparty. The required collateralization of TBA trades could increase the cost of TBA transactions to a Portfolio and impose added operational complexity.

Underlying Fund and Underlying Money Market Fund Risk. (Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, and Global Atlantic Goldman Sachs Core Fixed Income Portfolio only) Underlying Funds, including underlying money market funds, are subject to investment advisory and other expenses, which will be indirectly paid by a Portfolio. As a result, your cost of investing in a Portfolio will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks, bonds and other investments. An investor holding an Underlying Fund directly would incur lower overall expenses but would not receive the benefit of active management of the Portfolio or the specific strategy offered in the Portfolio.

When a Portfolio's assets are invested in Underlying Funds, the Portfolio's performance will be directly related to the performance of the applicable Underlying Funds. There can be no assurance that the investment objectives of the Underlying Funds will be achieved. In addition, because each Portfolio's investments include shares of the Underlying Funds, the Portfolio's risks include the risks of each Underlying Fund. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and natural resources.

U.S. Government Securities Risk. (Global Atlantic Goldman Sachs Core Fixed Income Portfolio only) The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities issued by the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held directly or indirectly by a Portfolio may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.

In addition, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services. A government shutdown could temporarily affect the ability of the U.S. government to meet its obligations and cause a Portfolio to sell investments at reduced prices or under unfavorable conditions in the open market. Also, from time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain government securities, including those held by a Portfolio, which could have a material adverse impact on the Portfolio.

Value Stock Risk. (Global Atlantic BlackRock Disciplined Value Portfolio only) Value stocks involve the risk that they may never reach what the Sub-Adviser believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the Sub-Adviser misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Portfolio's performance may sometimes be lower or higher than that of other types of mutual funds.

TEMPORARY INVESTMENTS

To respond to adverse market, economic, political or other conditions, each Portfolio may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. Depending on prevailing market conditions, each Portfolio may be invested in these instruments for extended periods. These short-term debt securities and money market instruments may include shares of other mutual funds, commercial paper, certificates of deposit, bankers' acceptances, U.S. government securities and repurchase agreements. While a Portfolio is in a defensive position, the opportunity to achieve its investment objectives will be limited. Furthermore, to the extent that a Portfolio invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Portfolio would bear its pro rata portion of such money market funds' advisory and operational fees. A Portfolio may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

PORTFOLIO HOLDINGS DISCLOSURE

A description of the Portfolios' policies regarding the release of portfolio holdings information is available in the Portfolios' Statement of Additional Information.

CYBERSECURITY

The computer systems, networks and devices used by the Portfolios and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Portfolios and their service providers, systems, networks, or devices potentially can be breached. The Portfolios and their shareholders could be negatively impacted as a result of a cybersecurity breach or a cybersecurity breakdown of the Portfolios' or their service providers' systems.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolios' business operations, potentially resulting in financial losses; interference with the Portfolios' ability to calculate their NAV; impediments to trading; the inability of the Portfolios, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information. Although the Portfolios and their service providers may have established business continuity plans and systems designed to reduce the risks or adverse effects associated with cyber attacks, natural disasters and other unanticipated events, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolios invest; counterparties with which the Portfolios engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolios' shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT

INVESTMENT ADVISER

Global Atlantic Investment Advisors, LLC, (the "Adviser"), located at 10 West Market Street, Suite 2300, Indianapolis, Indiana 46204, serves as the adviser to the Portfolios. Subject to the oversight of the Portfolios' Board of Trustees, the Adviser is responsible for the provision of all investment advisory and portfolio management services for the Portfolios including establishing and recommending modifications to each Portfolio's investment objective, strategies, policies and restrictions. The Adviser has the responsibility, subject to oversight by the Board of Trustees, for the selection and oversight of any sub-adviser, including recommending for the Board's consideration the termination and replacement of any sub-adviser. As part of its ongoing oversight of each Portfolio's Sub-Adviser(s), the Adviser is responsible for monitoring the Sub-Adviser's performance and adherence to each Portfolio's investment objective, strategies, policies and restrictions as well as the Sub-Adviser's compliance and operational matters.

The Adviser is also responsible for overseeing the administration of the affairs of the Portfolios by various service providers, including, but not limited to, (i) financial administrative services related to the preparation of shareholder reports, evaluation of internal financial controls and the preparation and filing of periodic financial reporting regulatory documentation, (ii) compliance, legal and other regulatory services, and (iii) certain tax services related to the calculation of distributions, the preparation of tax disclosures, tax returns and shareholder reporting.

The Adviser and the Portfolios were granted an exemptive order from the SEC that allows the Adviser to hire a new sub-adviser or sub-advisers and/or change a sub-adviser or sub-advisers without shareholder approval. The Adviser has the ultimate responsibility, subject to oversight by the Board of Trustees, to oversee each Portfolio's Sub-Adviser(s) and recommend its hiring, termination and replacement. Within 90 days after hiring any new sub-adviser, the applicable contract holders will receive information about the new sub-advisory relationship.

The Adviser registered with the SEC as an investment adviser in 2013.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement and sub-advisory agreements for the Portfolios, is available in the Portfolios' annual reports for the periods ended December 31, 2020 and 2021, and the semi-annual report for the period ended June 30, 2021.

For each Portfolio, the aggregate annual rate of advisory fees paid to the Adviser as a percentage of average daily net assets in the last fiscal year is shown in the table below.

Portfolio	Advisory Fee
Global Atlantic BlackRock Allocation Portfolio	0.22%
Global Atlantic BlackRock Disciplined Core Portfolio	0.39%
Global Atlantic BlackRock Disciplined Growth Portfolio	0.38%
Global Atlantic BlackRock Disciplined International Core Portfolio	0.50%
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	0.54%
Global Atlantic BlackRock Disciplined Value Portfolio	0.44%
Global Atlantic BlackRock High Yield Portfolio	0.49%
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	0.33%

The Adviser has contractually agreed to waive its advisory fees and to reimburse Portfolio expenses at least until May 1, 2023 so that the total annual operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) of a Portfolio do not exceed the following levels of the daily average net assets attributable to each respective class of shares. The expense reimbursement is subject to possible recoupment from the Portfolios in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed below and any expense limits applicable at the time of recoupment.

Portfolio	Expense Limit Class I	Expense Limit Class II	Expense Limit Class III
Global Atlantic BlackRock Allocation Portfolio	0.33%	0.58%	0.48%
Global Atlantic BlackRock Disciplined Core Portfolio	0.50%	0.75%	0.65%
Global Atlantic BlackRock Disciplined Growth Portfolio	0.48%	0.73%	0.63%
Global Atlantic BlackRock Disciplined International Core Portfolio	0.74%	0.99%	0.89%
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	0.65%	0.90%	0.80%
Global Atlantic BlackRock Disciplined Value Portfolio	0.56%	0.81%	0.71%
Global Atlantic BlackRock High Yield Portfolio	0.61%	0.86%	0.76%
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	0.45%	0.70%	0.60%

This agreement may be terminated only by the Portfolios' Board of Trustees, on 60 days' written notice to the Adviser. Fee waiver and reimbursement arrangements can decrease the Portfolios' expenses and boost their performance.

SUB-ADVISERS

BlackRock is a wholly-owned subsidiary of BlackRock, Inc. BlackRock is a registered investment advisor and a commodity pool operator organized in Princeton, New Jersey. BlackRock, Inc. and its affiliates had approximately $10.01 trillion in assets under management as of December 31, 2021. BlackRock is located at 1 University Square, Princeton, NJ 08536. BlackRock is paid by the Adviser, not the Portfolios.

GSAM, a registered investment adviser, is an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc., with principal offices located at 200 West Street, New York, NY 10282. As of December 31, 2021, GSAM, including its investment advisory affiliates, had assets under supervision of approximately $2.2 trillion. GSAM is paid by the Adviser, not the Portfolios.

PORTFOLIO MANAGERS

Travis Cooke

Managing Director of BlackRock, Inc. since 2012; Director of BlackRock, Inc. from 2009 to 2011, Principal of Barclays Global Investors from 2002 to 2009.

Kevin Franklin

Managing Director of BlackRock since 2010. In 2009 Mr. Franklin was head of Automated Trading at Marble Bar Asset Management in London, where he was responsible for MBAM's European systematic equity long-short product. From 2004 to 2009, Mr. Franklin was a Principal at Barclays Global Investors.

Michael Gates, CFA

Managing Director of BlackRock since 2018, heads Model Portfolio Solutions in the Americas for BlackRock's Multi-Asset Strategies group and is lead portfolio manager for BlackRock's Target Allocation and Target Income Series of Managed Portfolios. Mr. Gates also serves as Head of the Investments at Future Advisor. Mr. Gates' time with BlackRock dates back to 1999, including his years with Barclays Global Investors.

Jonathan Graves, CFA

Managing Director of BlackRock since 2012, Director of BlackRock, Inc. from 2009 to 2011, Principal of Barclays Global Investors from 2002 to 2009.

Suzanne Ly, CFA, FRM

Director of BlackRock since 2019. Ms. Ly is a member of the Multi-Asset Core Portfolio Management team and is responsible for Multi-Asset Strategies & Solutions mandates. The Multi-Asset Strategies & Solutions (MASS) team is the investment group at the heart of BlackRock's portfolio construction, asset allocation, and active management ecosystem. MASS draws on the full toolkit of BlackRock's index, factor, and alpha-seeking investment capabilities to deliver precise investment outcomes and cutting-edge alpha insights. MASS constructs active asset allocation strategies and whole portfolio solutions across a wide spectrum of commingled funds, separate accounts, model portfolios, and outsourcing solutions in the wealth and institutional channels. Prior to joining BlackRock, Ms. Ly was a Director at Mellon Capital Management, a systematic asset manager in the Multi-Asset Group. She was responsible for the production and implementation of the quantitative models. In addition, she was the lead Portfolio Manager on Mellon's active commodity strategy.

Scott Radell, CFA

Managing Director of BlackRock since 2012, Head of San Francisco Core Portfolio Management since 2009, Principal of Barclays Global Investors from 2002 to 2009.

Raffaele Savi

Managing Director of BlackRock since 2009, Head of North American, European and Developed Market Equity, Managing Director from 2002 to 2009 of Barclays Global Investors, Head of Portfolio Management Active Equity.

Ronald Arons, CFA Managing Director of GSAM.

Mr. Arons is a portfolio manager in Goldman Sachs Asset Management (GSAM), responsible for core, long duration and other multi-sector fixed income strategies. He joined Goldman Sachs as a managing director in 2010. Prior to joining the firm, Mr. Arons worked for 16 years at J.P. Morgan Asset Management, where he was a managing director responsible for the management and distribution of a broad range of fixed income products. Before that, he worked at MetLife for seven years as a trader and portfolio manager. Mr. Arons earned a BBA in Accounting from The George Washington University and an MBA from the Stern School of Business at New York University. He is a CFA charterholder.

Ashish Shah Co-Chief Investment Officer of GSAM Global Fixed Income.

Mr. Shah is Co-Chief Investment Officer of Global Fixed Income, Global Head of Corporate Credit and Head of the Cross-Sector Strategy within Fixed Income. Mr. Shah joined the Investment Adviser in 2018. Mr. Shah was previously at AllianceBernstein from 2010 to 2018, where he was most recently the Head of Fixed Income and Chief Investment Officer of Global Credit.

The Portfolios' Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Portfolios.

HOW SHARES ARE PRICED

The public offering price and Net Asset Value ("NAV") of Portfolio shares are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. If the NYSE closes at a time other than the regularly scheduled close, each Portfolio will price its shares as of the time the NYSE closes, and purchase and redemption orders received after the time the NYSE closes will receive the price calculated on the next business day. NAV is computed by determining the aggregate market value of all assets of a Portfolio less its liabilities divided by the total number of the Portfolio's shares outstanding, on a per-class basis ((Asset minus liabilities)/number of shares=NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the per-class expenses and fees of a Portfolio, including but not limited to investment advisory, administration, and distribution fees, if any, which are accrued daily. The determination of NAV of a Portfolio for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Portfolio (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities are valued each day at the last quoted sales price on each security's principal exchange as determined by an independent pricing agent. Securities traded or dealt in on one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities traded on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in on any securities exchange and for which over-the-counter market (whether domestic or foreign) quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask prices on such over-the-counter market. Debt securities not traded on an exchange may be valued on the basis of bid valuations provided by dealers or by an independent pricing agent which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt obligations having 61 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value.

If market quotations are not readily available due to, for example, market disruptions or unscheduled market closings, securities will be valued at their fair market value as determined using the "fair value" procedures approved by the Board. In these cases, a Portfolio's NAV will reflect certain portfolio securities' fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value committee composed of one or more of the following (i) Chief Compliance Officer of the Trust, (ii) Principal Financial Officer, and (iii) representatives of the Adviser and/or Sub-Adviser. The committee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly.

The Portfolios may use independent pricing services to assist in calculating the value of each Portfolio's securities. With respect to foreign securities that are primarily listed on foreign exchanges or that may trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio's holdings may change on days when you may not be able to buy or sell Portfolio shares. In computing the NAV of the Portfolio, the Adviser values foreign securities held by the Portfolio, if any, at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the investment portfolio occur before the Portfolio prices its shares, the security will be valued at fair value. For example, if trading in a security is halted and does not resume before the Portfolio calculates its NAV, the Adviser may need to price the security using the Portfolio's fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Portfolio's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio's NAV by short-term traders.

With respect to any portion of a Portfolio's assets that is invested in one or more open-end management investment companies that are registered under the 1940 Act (mutual funds), the Portfolio's net asset value is calculated based upon the net asset values of the mutual funds in which the Portfolio invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Each Portfolio relies on various sources to calculate its NAV. Therefore, each Portfolio is subject to certain operational risks associated with reliance on third-party service providers and data sources. NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of the Portfolio's NAV and/or the inability to calculate NAV over extended time periods. The Portfolios may be unable to recover any losses associated with such failures.

HOW TO PURCHASE AND REDEEM SHARES

As described earlier in this Prospectus, shares of each Portfolio are intended to be sold to certain insurance company separate accounts. You and other purchasers of variable annuity and variable life insurance contracts will not own shares of a Portfolio directly. Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable contracts. All investments in a Portfolio are credited to the shareholder's account in the form of full or fractional shares of the Portfolio. The Portfolios do not issue share certificates. Separate accounts may redeem shares to make benefit or surrender payments to you and other purchasers of variable contracts or for other reasons described in the separate account prospectus that you received when you purchased your variable contract. Redemptions are processed on any day on which the Portfolios are open for business. Class III Shares are not currently offered by the Portfolios and Class II Shares are not currently offered by Global Atlantic Goldman Sachs Core Fixed Income Portfolio.

When Orders are Processed. Shares of the Portfolios are sold and redeemed at their current NAV per share without the imposition of any sales commission or redemption charge, although certain sales and other charges may apply to the variable contracts. These charges are described in the applicable product prospectus. Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by the insurance company, in good order. All requests received in good order, which typically requires an account number and other identifying information, before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading will be executed on that same day. Requests received after the close of regular trading on the NYSE, or on any day the NYSE is closed, will be processed on the next day the NYSE is open for trading. The insurance company is responsible for properly transmitting purchase orders and federal funds to a Portfolio.

Each Portfolio typically expects to pay sale proceeds to redeeming shareholders (i.e., the separate account of the insurance company) within one business day following receipt of a shareholder redemption order by way of an electronic funds transfer. However, in unusual circumstances, each Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to seven days. Each Portfolio may suspend the right of redemption for longer than seven days only as allowed by federal securities laws.

Under normal market conditions, each Portfolio expects to meet redemption orders by using a combination of cash and cash equivalents holdings and/or by the sale of portfolio investments, although the Portfolio reserves the right to use borrowings. In unusual or stressed market conditions or as the Adviser determines to be appropriate, each Portfolio may use borrowings (such as a line of credit or through reverse repurchase agreements) to meet redemption requests. Each Portfolio may also utilize its custodian overdraft facility to meet redemptions, if necessary.

The USA PATRIOT Act requires financial institutions, including the Portfolios, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. You will be required by the insurance company issuing your variable product to supply certain information, such as your full name, date of birth, social security number and permanent street address. This information will assist them in verifying your identity. As required by law, the insurance company issuing your variable product may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

TAX CONSEQUENCES

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). If so qualified, a Portfolio generally is not subject to federal income tax on that part of its taxable income that it distributes to the separate accounts. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains to the separate accounts.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains by the separate accounts realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Shares of the Portfolios are offered to the separate accounts of insurance companies. Separate accounts are insurance company separate accounts that fund the variable contracts. Under the Code, the insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable contracts. In order for shareholders to receive the favorable tax treatment available to holders of variable contracts, the separate accounts, as well as the Portfolio, must meet certain diversification requirements. If a Portfolio does not meet such requirements, income allocable to the contracts may be taxable currently to the holders of such contracts. The diversification requirements are discussed below.

Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on each Portfolio. Each Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on a Portfolio by Subchapter M and the 1940 Act. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by "safe harbor" rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is cash and cash items, government securities, and securities of other regulated investment companies. For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer. If a Portfolio does not satisfy the section 817(h) requirements, income on the variable contracts may become currently taxable to the contract holders. See the prospectuses for the policies and variable contracts.

For a more complete discussion of the taxation of the insurance company and the separate accounts, as well as the tax treatment of the variable contracts and the holders thereof, see the prospectus for the applicable variable contract.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you; see the Statement of Additional Information for a more detailed discussion. You are urged to consult your tax advisors for more information.

DESCRIPTION OF SHARES

The Portfolios have issued Class I, Class II and Class III shares. Each class of shares is designed to meet different investor needs. Class I shares are offered at NAV, without an initial sales charge or a contingent deferred sales charge ("CDSC") and are not subject to an asset based fee assessed pursuant to a Plan adopted pursuant to Rule 12b-1 (a "12b-1 Fee"). Class II shares are offered at NAV, without an initial sales charge or a CDSC, but are subject to a 12b-1 Fee of up to 0.25%. Class III shares are offered at NAV, without an initial sales charge or a CDSC, but are subject to a 12b-1 Fee of up to 0.15%.

Please refer to your variable contract prospectus for information regarding how to invest in an investment option corresponding to a class of shares of a Portfolio.

DIVIDENDS AND DISTRIBUTIONS

All dividends are distributed to the separate accounts on an annual basis and will be automatically reinvested in each Portfolio's shares unless an election is made on behalf of a separate account or other shareholder to receive some or all of the dividends in cash. Dividends are not taxable as current income to you or other purchasers of variable contracts.

FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES

Each Portfolio discourages and does not accommodate market timing. Frequent trading into and out of a Portfolio can harm contract holders by disrupting the Portfolio's investment strategies, increasing Portfolio expenses, decreasing tax efficiency and diluting the value of shares held by long-term contract holders. Each Portfolio that invests in ETFs that hold foreign securities is at greater risk of market timing because the ETF holding foreign securities may, itself, be subject to time zone market timing because of differences between hours of trading between U.S. and foreign exchanges. Each Portfolio is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Portfolios' Board has approved policies that seek to curb these disruptive activities while recognizing that contract holders may have a legitimate need to adjust their Portfolio investments as their financial needs or circumstances change.

Each Portfolio reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when a shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Portfolios nor the Adviser, nor Sub-Advisers will be liable for any losses resulting from rejected purchase or exchange orders. The Adviser may request that an insurance company also bar an investor who has violated these policies (and the investor's financial adviser) from opening new accounts with a Portfolio.

Because purchase and sale transactions are submitted to a Portfolio on an aggregated basis by the insurance company issuing the variable contract, the Portfolio is not able to identify market timing transactions by individual variable contract. Short of rejecting all transactions made by a separate account, the Portfolio lacks the ability to reject individual short-term trading transactions. The Portfolio, therefore, has to rely upon the insurance company to police restrictions in the variable contracts or according to the insurance company's administrative policies. Each Portfolio has entered into an information sharing agreement with the insurance company. Under this agreement, the insurance company is obligated to (i) furnish each Portfolio, upon its request, with information regarding contract holder trading activities in shares of the Portfolio; and (ii) restrict or prohibit further purchases of a Portfolio's shares by a contract holder that has been identified by the Portfolio as having engaged in transactions that violate the Portfolio's policies.

Each Portfolio will seek to monitor for market timing activities, such as unusual cash flows, and work with the applicable insurance company to determine whether or not short-term trading is involved. When information regarding transactions in a Portfolio's shares is requested by the Portfolio and such information is in the possession of a person that is itself a financial intermediary to the insurance company (an "indirect intermediary"), the insurance company is obligated to obtain transaction information from the indirect intermediary or, if directed by the Portfolio, to restrict or prohibit the indirect intermediary from purchasing shares of the Portfolio on behalf of the contract or policy owner or any other persons. The Portfolios will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts because information about trading is received on a delayed basis and there can be no assurances that a Portfolio will be able to do so. In addition, the right of an owner of a variable product to transfer among sub-accounts is governed by a contract between the insurance company and the owner. Many of these contracts limit the number of transfers that a contract owner may make among the available investment options. The terms of these contracts, the presence of financial intermediaries (including the insurance company) between a Portfolio and the contract and policy holders and other factors such as state insurance laws may limit the Portfolio's ability to deter market timing. Multiple tiers of such financial intermediaries may further compound a Portfolio's difficulty in deterring such market timing activities. Variable contract holders should consult the prospectus for their variable contract for additional information on contract level restrictions relating to market timing.

DISTRIBUTION OF SHARES

DISTRIBUTOR

Global Atlantic Distributors, LLC ("GAD"), an affiliate of the Adviser, is the distributor for the shares of the Portfolios. GAD is a registered broker-dealer and member of FINRA. Shares of the Portfolios are offered on a continuous basis.

DISTRIBUTION FEES

Each Portfolio has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act with respect to the sale and distribution of Class II and Class III shares of each Portfolio. Shareholders of Class II shares of a Portfolio pay annual 12b-1 expenses of up to 0.25%. Shareholders of Class III shares of a Portfolio pay annual 12b-1 expenses of up to 0.15%. A portion of the fee payable pursuant to the Plan, equal to up to 0.25% or 0.15% of the average daily net assets of Class II or Class III shares of a Portfolio, respectively, may be characterized as a service fee as such term is defined under Rule 2830 of the FINRA Conduct Rules. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

GAD and other entities are paid under the Plan for services provided and the expenses borne by GAD and others in the distribution of Portfolio shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of each Portfolio's shares to other than current contract holders; and preparation, printing and distribution of sales literature and advertising materials. In addition, GAD or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

Because these fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

The Adviser, and its affiliates may, at their own expense and out of their own legitimate profits, provide additional cash payments to various insurance companies for the sale of Portfolio shares and/or other services. These payments may create a conflict of interest by influencing the insurance company and your salesperson to recommend a variable contract and the Portfolio over another investment. These payments may be in addition to the Rule 12b-1 fees that are disclosed elsewhere in this Prospectus. These payments are generally made to insurance companies that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and management representatives and/or inclusion of a Portfolio as an investment option. Please refer to your variable contract prospectus for additional information.

HOUSEHOLDING

To reduce expenses, the Portfolios mail only one copy of the Summary Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Portfolios at 1-877-355-1820 on days the Portfolios are open for business or contact your financial institution. The Portfolios will begin sending you individual copies thirty days after receiving your request.

VOTING AND MEETINGS

The insurance company that issues your variable contract will solicit voting instructions from you and other purchasers of variable contracts with respect to any matters that are presented to a vote of shareholders. The insurance company may be required to vote shares, including those held directly by the insurance company and its affiliates, on a proportional basis, which means that for shares outstanding for which it receives no instructions, the insurance company will vote those shares in the same proportion as the shares for which it did receive instructions (either for or against a proposal). To the extent the insurance company is required to vote the total Portfolio shares held in its separate accounts on a proportional basis, it is possible that a small number of variable contract owners would be able to determine the outcome of a matter. Each Portfolio will vote separately on matters relating solely to that Portfolio or which affects that Portfolio differently. However, all shareholders will have equal voting rights on matters that affect all Portfolios equally. Shareholders shall be entitled to one vote for each share held.

The Portfolios do not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove Trustees, change a Portfolio's fundamental investment policies, or approve an investment advisory contract. Unless required otherwise by applicable laws, one third of the outstanding shares constitute a quorum (or one third of a Portfolio or class if the matter relates only to the Portfolio or class).

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Portfolio's financial performance for the period of each Portfolio's operations. Certain information reflects financial results for a single Portfolio share outstanding throughout each period indicated. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information for each Portfolio has been derived from the financial statements audited by RSM US LLP, whose report, along with the Portfolios' financial statements, is included in the Portfolios' December 31, 2021 annual report, which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable annuity product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

Global Atlantic BlackRock Allocation Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017(a)
Net asset value, beginning of period	$12.45	$11.42	$9.62	$10.19		$10.00
Income from investment operations:
Net investment income(b)(c)	0.20	0.19	0.23	0.21		0.06
Net realized and unrealized gain (loss)(d)	1.20	1.40	1.79	(0.73)		0.13
Total income (loss) from investment operations	1.40	1.59	2.02	(0.52)		0.19
Less distributions from:
Net investment income	(0.23)	(0.27)	(0.22)	(0.05)		—
Net realized gains	(0.45)	(0.29)	—	0.00	(e)	—
Total distributions from net investment income and net realized gains	(0.68)	(0.56)	(0.22)	(0.05)		—
Net asset value, end of period	$13.17	$12.45	$11.42	$9.62		$10.19
Total return(f)	11.33%	14.46%	21.09%	(5.14	)%(g)	1.90	%(g)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$61,826	$64,791	$66,410	$63,462		$75,191
Ratio of net expenses to average net assets(h)	0.31%	0.31%	0.31%	0.31%		0.31	%(i)
Ratio of gross expenses to average net assets(h)(j)	0.32%	0.33%	0.34%	0.32%		0.32	%(i)
Ratio of net investment income to average net assets(c)(h)	1.52%	1.69%	2.15%	2.06%		4.15	%(i)
Portfolio turnover rate	73%	85%	61%	54%		2	%(k)

(a)  Global Atlantic BlackRock Allocation Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(e)  Less than $0.005 per share.

(f)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(g)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(h)  Does not include the expenses of the investment companies in which the Portfolio invests.

(i)  Annualized.

(j)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(k)  Not annualized.

Global Atlantic BlackRock Allocation Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017(a)
Net asset value, beginning of period	$12.41	$11.39	$9.61	$10.18		$10.00
Income from investment operations:
Net investment income(b)(c)	0.17	0.17	0.21	0.20		0.14
Net realized and unrealized gain (loss)(d)	1.19	1.38	1.78	(0.74)		0.04
Total income (loss) from investment operations	1.36	1.55	1.99	(0.54)		0.18
Less distributions from:
Net investment income	(0.19)	(0.24)	(0.21)	(0.03)		—
Net realized gains	(0.45)	(0.29)	—	0.00	(e)	—
Total distributions from net investment income and net realized gains	(0.64)	(0.53)	(0.21)	(0.03)		—
Net asset value, end of period	$13.13	$12.41	$11.39	$9.61		$10.18
Total return(f)	11.04%	14.13%	20.82%	(5.33	)%(g)	1.80	%(g)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$15,826	$16,205	$15,568	$13,806		$9,034
Ratio of net expenses to average net assets(h)	0.56%	0.56%	0.56%	0.56%		0.56	%(i)
Ratio of gross expenses to average net assets(h)(j)	0.57%	0.58%	0.59%	0.57%		0.56	%(i)
Ratio of net investment income to average net assets(c)(h)	1.28%	1.45%	1.91%	1.99%		9.11	%(i)
Portfolio turnover rate	73%	85%	61%	54%		2	%(k)

(a)  Global Atlantic BlackRock Allocation Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(e)  Less than $0.005 per share.

(f)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(g)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(h)  Does not include the expenses of the investment companies in which the Portfolio invests.

(i)  Annualized.

(j)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(k)  Not annualized.

Global Atlantic BlackRock Disciplined Core Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017(a)
Net asset value, beginning of period	$13.98		$12.39	$9.74	$10.38		$10.00
Income from investment operations:
Net investment income(b)	0.13		0.15	0.17	0.16		0.03
Net realized and unrealized gain (loss)(c)	3.84		2.19	2.66	(0.64)		0.35
Total income (loss) from investment operations	3.97		2.34	2.83	(0.48)		0.38
Less distributions from:
Net investment income	(0.15)		(0.20)	(0.18)	(0.12)		—
Net realized gains	(0.70)		(0.55)	—	(0.04)		—
Total distributions from net investment income and net realized gains	(0.85)		(0.75)	(0.18)	(0.16)		—
Net asset value, end of period	$17.10		$13.98	$12.39	$9.74		$10.38
Total return(d)	28.67%		19.69%	29.21%	(4.75	)%(e)	3.80	%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$674,859		$575,095	$547,724	$486,491		$315,936
Ratio of net expenses to average net assets	0.49%		0.48%	0.48%	0.48%		0.48	%(f)
Ratio of gross expenses to average net assets(g)	0.49%		0.50%	0.50%	0.49%		0.48	%(f)
Ratio of net investment income to average net assets	0.79%		1.23%	1.53%	1.51%		1.67	%(f)
Portfolio turnover rate	109	%(h)	122%	130%	156%		18	%(i)

(a)  Global Atlantic BlackRock Disciplined Core Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined U.S. Core Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

(i)  Not annualized.

Global Atlantic BlackRock Disciplined Core Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017(a)
Net asset value, beginning of period	$13.96		$12.37	$9.72	$10.37		$10.00
Income from investment operations:
Net investment income(b)	0.09		0.12	0.14	0.13		0.02
Net realized and unrealized gain (loss)(c)	3.83		2.18	2.66	(0.65)		0.35
Total income (loss) from investment operations	3.92		2.30	2.80	(0.52)		0.37
Less distributions from:
Net investment income	(0.11)		(0.16)	(0.15)	(0.09)		—
Net realized gains	(0.70)		(0.55)	—	(0.04)		—
Total distributions from net investment income and net realized gains	(0.81)		(0.71)	(0.15)	(0.13)		—
Net asset value, end of period	$17.07		$13.96	$12.37	$9.72		$10.37
Total return(d)	28.35%		19.42%	28.94%	(5.06	)%(e)	3.70	%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$42,672		$36,731	$35,116	$32,442		$36,674
Ratio of net expenses to average net assets	0.74%		0.73%	0.73%	0.73%		0.72	%(f)
Ratio of gross expenses to average net assets(g)	0.74%		0.75%	0.75%	0.74%		0.72	%(f)
Ratio of net investment income to average net assets	0.54%		0.98%	1.28%	1.24%		1.00	%(f)
Portfolio turnover rate	109	%(h)	122%	130%	156%		18	%(i)

(a)  Global Atlantic BlackRock Disciplined Core Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined U.S. Core Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

(i)  Not annualized.

Global Atlantic BlackRock Disciplined Growth Portfolio

Selected data for a Class I share outstanding throughout the period indicated

	For the Period Ended December 31, 2021(a)
Net asset value, beginning of period	$18.80
Income from investment operations:
Net investment income(b)	0.03
Net realized and unrealized gain (loss)(c)	1.67
Total income from investment operations	1.70
Less distributions from:
Net investment income	—
Net realized gains	(0.29)
Total distributions from net investment income and net realized gains	(0.29)
Net asset value, end of period	$20.21
Total return(d)	9.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$97,770
Ratio of net expenses to average net assets	0.48	%(e)
Ratio of gross expenses to average net assets	0.48	%(e)
Ratio of net investment income to average net assets	0.36	%(e)
Portfolio turnover rate	130	%(f)(g)

(a)  Global Atlantic BlackRock Disciplined Growth Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017. Class I commenced operations on August 20, 2021 as a result of a reorganization.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Annualized.

(f)  Not annualized.

(g)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

Global Atlantic BlackRock Disciplined Growth Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period Ended December 31, 2017(a)
Net asset value, beginning of period	$16.10		$12.66	$9.85	$10.32	$10.00
Income from investment operations:
Net investment income (loss)(b)	(0.00	)(c)	0.03	0.07	0.08	0.02
Net realized and unrealized gain (loss)(d)	4.38		4.26	3.18	(0.38)	0.30
Total income (loss) from investment operations	4.38		4.29	3.25	(0.30)	0.32
Less distributions from:
Net investment income	—		(0.06)	(0.06)	(0.08)	—
Net realized gains	(0.29)		(0.79)	(0.38)	(0.09)	—
Total distributions from net investment income and net realized gains	(0.29)		(0.85)	(0.44)	(0.17)	—
Net asset value, end of period	$20.19		$16.10	$12.66	$9.85	$10.32
Total return(e)	27.29%		34.68%	33.38%	(2.98)%	3.20	%(f)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$27,579		$20,175	$18,077	$15,807	$20,534
Ratio of net expenses to average net assets	0.77%		0.79%	0.79%	0.79%	0.79	%(g)
Ratio of gross expenses to average net assets(h)	0.80%		0.87%	0.85%	0.81%	0.80	%(g)
Ratio of net investment income to average net assets	(0.00	)%(c)	0.21%	0.58%	0.75%	1.14	%(g)
Portfolio turnover rate	130	%(i)	133%	144%	156%	23	%(j)

(a)  Global Atlantic BlackRock Disciplined Growth Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Less than $0.005 or 0.005% per share.

(d)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(e)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(f)  For the period ended December 31, 2017, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(g)  Annualized.

(h)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

(j)  Not annualized.

Global Atlantic BlackRock Disciplined International Core Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017(a)
Net asset value, beginning of period	$10.78		$9.98	$8.50	$10.20		$10.00
Income from investment operations:
Net investment income(b)(c)	0.22		0.14	0.25	0.23		0.03
Net realized and unrealized gain (loss)(d)	0.73		0.85	1.48	(1.74)		0.17
Total income (loss) from investment operations	0.95		0.99	1.73	(1.51)		0.20
Less distributions from:
Net investment income	(0.18)		(0.19)	(0.25)	(0.19)		—
Net realized gains	—		—	—	0.00	(e)	—
Total distributions from net investment income and net realized gains	(0.18)		(0.19)	(0.25)	(0.19)		—
Net asset value, end of period	$11.55		$10.78	$9.98	$8.50		$10.20
Total return(f)	8.77%		10.32%	20.50%	(14.80	)%(g)	2.00	%(h)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$120,258		$106,216	$105,876	$98,694		$67,071
Ratio of net expenses to average net assets(i)	0.72%		0.69%	0.69%	0.69%		0.69	%(j)
Ratio of gross expenses to average net assets(i)(k)	0.82%		0.84%	0.72%	0.70%		0.69	%(j)
Ratio of net investment income to average net assets(c)(i)	1.87%		1.55%	2.61%	2.30%		1.99	%(j)
Portfolio turnover rate	117	%(l)	161%	86%	67%		4	%(m)

(a)  Global Atlantic BlackRock Disciplined International Core Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(e)  Less than $0.005 per share.

(f)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(g)  For the year ended December 31, 2018, 0.10% of the Portfolio's total return consisted of a reimbursement from an affiliate. Excluding this item, the total return would have been (14.90)%.

(h)  For the period ended December 31, 2017, 0.13% of the Portfolio's total return consisted of a reimbursement from an affiliate. Excluding this item, the total return would have been 1.87%.

(i)  Does not include the expenses of the investment companies in which the Portfolio invests.

(j)  Annualized.

(k)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(l)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Global Equity Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

(m)  Not annualized.

Global Atlantic BlackRock Disciplined International Core Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017(a)
Net asset value, beginning of period	$10.77		$9.97	$8.49	$10.19		$10.00
Income from investment operations:
Net investment income(b)(c)	0.19		0.12	0.22	0.22		0.05
Net realized and unrealized gain (loss)(d)	0.72		0.85	1.48	(1.74)		0.14
Total income (loss) from investment operations	0.91		0.97	1.70	(1.52)		0.19
Less distributions from:
Net investment income	(0.15)		(0.17)	(0.22)	(0.18)		—
Net realized gains	—		—	—	0.00	(e)	—
Total distributions from net investment income and net realized gains	(0.15)		(0.17)	(0.22)	(0.18)		—
Net asset value, end of period	$11.53		$10.77	$9.97	$8.49		$10.19
Total return(f)	8.47%		10.05%	20.22%	(14.95	)%(g)	1.90	%(h)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$54,227		$42,341	$42,714	$41,052		$5,097
Ratio of net expenses to average net assets(i)	0.97%		0.94%	0.94%	0.94%		0.93	%(j)
Ratio of gross expenses to average net assets(i)	1.07%		1.09%	0.97%	0.95%		0.93	%(j)
Ratio of net investment income to average net assets(c)(i)	1.63%		1.30%	2.36%	2.23%		3.34	%(j)
Portfolio turnover rate	117	%(k)	161%	86%	67%		4	%(l)

(a)  Global Atlantic BlackRock Disciplined International Core Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(e)  Less than $0.005 per share.

(f)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(g)  For the year ended December 31, 2018, 0.10% of the Portfolio's total return consisted of a reimbursement from an affiliate. Excluding this item, the total return would have been (15.05)%.

(h)  For the period ended December 31, 2017, the Portfolio received a reimbursement from an affiliate. This reimbursement had no impact on the Portfolio's total return.

(i)  Does not include the expenses of the investment companies in which the Portfolio invests.

(j)  Annualized.

(k)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Global Equity Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

(l)  Not annualized.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017(a)
Net asset value, beginning of period	$16.49		$13.06	$9.91	$10.35		$10.00
Income from investment operations:
Net investment income (loss)(b)	(0.02)		0.01	0.05	0.11		0.01
Net realized and unrealized gain (loss)(c)	2.41		4.58	3.18	(0.43)		0.34
Total income (loss) from investment operations	2.39		4.59	3.23	(0.32)		0.35
Less distributions from:
Net investment income	(0.00	)(d)	(0.04)	(0.03)	(0.09)		—
Net realized gains	(1.20)		(1.12)	(0.05)	(0.03)		—
Total distributions from net investment income and net realized gains	(1.20)		(1.16)	(0.08)	(0.12)		—
Net asset value, end of period	$17.68		$16.49	$13.06	$9.91		$10.35
Total return(e)	14.29%		36.52%	32.68%	(3.07	)%(f)	3.50	%(f)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$212,083		$162,580	$141,289	$126,149		$93,457
Ratio of net expenses to average net assets	0.64%		0.63%	0.63%	0.63%		0.63	%(g)
Ratio of gross expenses to average net assets(h)	0.65%		0.67%	0.66%	0.65%		0.64	%(g)
Ratio of net investment income (loss) to average net assets	(0.11)%		0.09%	0.44%	0.99%		0.79	%(g)
Portfolio turnover rate	179	%(i)	139%	148%	168%		26	%(j)

(a)  Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Less than $0.005 per share.

(e)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(f)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(g)  Annualized.

(h)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined Small Cap Portfolio and Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

(j)  Not annualized.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Period Ended December 31, 2017(a)
Net asset value, beginning of period	$16.48		$13.06		$9.90		$10.35		$10.00
Income from investment operations:
Net investment income (loss)(b)	(0.06)		(0.02)		0.02		0.08		0.01
Net realized and unrealized gain (loss)(c)	2.40		4.56		3.19		(0.43)		0.34
Total income (loss) from investment operations	2.34		4.54		3.21		(0.35)		0.35
Less distributions from:
Net investment income	—		(0.00	)(d)	(0.00	)(d)	(0.07)		—
Net realized gains	(1.20)		(1.12)		(0.05)		(0.03)		—
Total distributions from net investment income and net realized gains	(1.20)		(1.12)		(0.05)		(0.10)		—
Net asset value, end of period	$17.62		$16.48		$13.06		$9.90		$10.35
Total return(e)	13.96%		36.13%		32.48%		(3.35	)%(f)	3.50	%(f)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$148,539		$59,930		$50,446		$43,290		$17,801
Ratio of net expenses to average net assets	0.89%		0.88%		0.88%		0.88%		0.88	%(g)
Ratio of gross expenses to average net assets(h)	0.90%		0.92%		0.91%		0.90%		0.89	%(g)
Ratio of net investment income (loss) to average net assets	(0.35)%		(0.12)%		0.19%		0.77%		0.41	%(g)
Portfolio turnover rate	179	%(i)	139%		148%		168%		26	%(j)

(a)  Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Less than $0.005 per share.

(e)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(f)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(g)  Annualized.

(h)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined Small Cap Portfolio and Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

(j)  Not annualized.

Global Atlantic BlackRock Disciplined Value Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017(a)
Net asset value, beginning of period	$11.19	$11.51	$9.39	$10.44		$10.00
Income from investment operations:
Net investment income(b)	0.16	0.19	0.23	0.20		0.03
Net realized and unrealized gain (loss)(c)	2.81	0.17	2.13	(1.02)		0.41
Total income (loss) from investment operations	2.97	0.36	2.36	(0.82)		0.44
Less distributions from:
Net investment income	(0.18)	(0.24)	(0.24)	(0.16)		—
Net realized gains	—	(0.44)	—	(0.07)		—
Total distributions from net investment income and net realized gains	(0.18)	(0.68)	(0.24)	(0.23)		—
Net asset value, end of period	$13.98	$11.19	$11.51	$9.39		$10.44
Total return(d)	26.58%	4.14%	25.28%	(7.97	)%(e)	4.40	%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$271,801	$244,853	$266,399	$248,141		$309,640
Ratio of net expenses to average net assets	0.55%	0.54%	0.54%	0.54%		0.54	%(f)
Ratio of gross expenses to average net assets(g)	0.55%	0.57%	0.56%	0.55%		0.54	%(f)
Ratio of net investment income to average net assets	1.27%	1.87%	2.11%	1.93%		1.99	%(f)
Portfolio turnover rate	120%	125%	132%	140%		17	%(h)

(a)  Global Atlantic BlackRock Disciplined Value Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

Global Atlantic BlackRock Disciplined Value Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017(a)
Net asset value, beginning of period	$11.21	$11.52	$9.40	$10.45		$10.00
Income from investment operations:
Net investment income(b)	0.13	0.17	0.20	0.18		0.02
Net realized and unrealized gain (loss)(c)	2.81	0.18	2.13	(1.02)		0.43
Total income (loss) from investment operations	2.94	0.35	2.33	(0.84)		0.45
Less distributions from:
Net investment income	(0.15)	(0.22)	(0.21)	(0.14)		—
Net realized gains	—	(0.44)	—	(0.07)		—
Total distributions from net investment income and net realized gains	(0.15)	(0.66)	(0.21)	(0.21)		—
Net asset value, end of period	$14.00	$11.21	$11.52	$9.40		$10.45
Total return(d)	26.23%	3.94%	24.92%	(8.16	)%(e)	4.50	%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$7,978	$7,106	$7,370	$7,160		$9,545
Ratio of net expenses to average net assets	0.80%	0.79%	0.79%	0.79%		0.78	%(f)
Ratio of gross expenses to average net assets(g)	0.80%	0.82%	0.81%	0.80%		0.78	%(f)
Ratio of net investment income to average net assets	1.02%	1.62%	1.86%	1.68%		1.34	%(f)
Portfolio turnover rate	120%	125%	132%	140%		17	%(h)

(a)  Global Atlantic BlackRock Disciplined Value Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

Global Atlantic BlackRock High Yield Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period Ended December 31, 2017(a)
Net asset value, beginning of period	$10.17	$10.21	$9.43	$9.92	$10.00
Income from investment operations:
Net investment income(b)	0.46	0.49	0.52	0.52	0.07
Net realized and unrealized gain (loss)(c)	(0.06)	0.07	0.89	(0.95)	(0.15)
Total income (loss) from investment operations	0.40	0.56	1.41	(0.43)	(0.08)
Less distributions from:
Net investment income	(0.51)	(0.60)	(0.63)	(0.06)	—
Total distributions from net investment income and net realized gains	(0.51)	(0.60)	(0.63)	(0.06)	—
Net asset value, end of period	$10.06	$10.17	$10.21	$9.43	$9.92
Total return(d)	4.00%	5.79%	15.06%	(4.32)%	(0.80	)%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$64,219	$66,191	$70,727	$69,255	$83,070
Ratio of net expenses to average net assets	0.60%	0.59%	0.59%	0.59%	0.59	%(f)
Ratio of gross expenses to average net assets(g)	0.61%	0.62%	0.62%	0.60%	0.59	%(f)
Ratio of net investment income to average net assets	4.51%	4.93%	5.11%	5.24%	4.54	%(f)
Portfolio turnover rate	62%	52%	45%	36%	3	%(h)

(a)  Global Atlantic BlackRock High Yield Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

Global Atlantic BlackRock High Yield Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period Ended December 31, 2017(a)
Net asset value, beginning of period	$10.16	$10.19	$9.41	$9.92	$10.00
Income from investment operations:
Net investment income(b)	0.44	0.46	0.50	0.49	0.07
Net realized and unrealized gain (loss)(c)	(0.06)	0.08	0.87	(0.94)	(0.15)
Total income (loss) from investment operations	0.38	0.54	1.37	(0.45)	(0.08)
Less distributions from:
Net investment income	(0.48)	(0.57)	(0.59)	(0.06)	—
Total distributions from net investment income and net realized gains	(0.48)	(0.57)	(0.59)	(0.06)	—
Net asset value, end of period	$10.06	$10.16	$10.19	$9.41	$9.92
Total return(d)	3.74%	5.57%	14.70%	(4.56)%	(0.80	)%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$793	$799	$900	$1,071	$1,405
Ratio of net expenses to average net assets	0.85%	0.84%	0.84%	0.84%	0.83	%(f)
Ratio of gross expenses to average net assets(g)	0.86%	0.87%	0.87%	0.85%	0.83	%(f)
Ratio of net investment income to average net assets	4.26%	4.68%	4.86%	4.99%	4.31	%(f)
Portfolio turnover rate	62%	52%	45%	36%	3	%(h)

(a)  Global Atlantic BlackRock High Yield Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Period Ended December 31, 2017(a)
Net asset value, beginning of period	$11.07		$10.60		$9.92		$9.98		$10.00
Income from investment operations:
Net investment income(b)(c)	0.20		0.24		0.27		0.25		0.03
Net realized and unrealized gain (loss)(d)	(0.42)		0.76		0.67		(0.31)		(0.05)
Total income (loss) from investment operations	(0.22)		1.00		0.94		(0.06)		(0.02)
Less distributions from:
Net investment income	(0.28)		(0.27)		(0.26)		0.00	(e)	—
Net realized gains	(0.50)		(0.26)		—		—		—
Total distributions from net investment income and net realized gains	(0.78)		(0.53)		(0.26)		0.00	(e)	—
Net asset value, end of period	$10.07		$11.07		$10.60		$9.92		$9.98
Total return(f)	(1.98)%		9.49%		9.49%		(0.55	)%(g)	(0.20	)%(g)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$80,361		$91,542		$90,506		$92,760		$35,260
Ratio of net expenses to average net assets(h)	0.43%		0.43%		0.43%		0.43%		0.43	%(i)
Ratio of gross expenses to average net assets(h)(j)	0.45%		0.47%		0.46%		0.44%		0.44	%(i)
Ratio of net investment income to average net assets(c)(h)	1.83%		2.18%		2.61%		2.51%		1.64	%(i)
Portfolio turnover rate	85	%(k)(m)	151	%(k)	150	%(k)	248	%(k)	69	%(l)

(a)  Global Atlantic Goldman Sachs Core Fixed Income Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(e)  Less than $0.005 per share.

(f)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(g)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(h)  Does not include the expenses of the investment companies in which the Portfolio invests.

(i)  Annualized.

(j)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(k)  The portfolio turnover rate excludes mortgage dollar roll transactions for the years ended December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018. If these were included in the calculation, the portfolio turnover would be 474%, 701%, 689% and 486%, respectively.

(l)  Not annualized.

(m)  The portfolio turnover rate has been revised since the December 31, 2021 Annual Report to reflect a change to this amount.

PRIVACY NOTICE

FACTS	WHAT DOES FORETHOUGHT VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?
WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

◼ Social Security number and wire transfer instructions
◼ account transactions and transaction history
◼ investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.
HOW?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Forethought Variable Insurance Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Forethought Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes – to offer our products and services to you.	No	We don't share
For joint marketing with other financial companies.	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and records.	No	We don't share
For our affiliates' everyday business purposes – information about your credit worthiness.	No	We don't share
For nonaffiliates to market to you.	No	We don't share

QUESTIONS?

Call 1-402-493-4603

WHAT WE DO:

How does Forethought Variable Insurance Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Forethought Variable Insurance Trust collect my personal information?	We collect your personal information, for example, when you

◼ open an account or deposit money
◼ direct us to buy securities or direct us to sell your securities
◼ seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:

◼ sharing for affiliates' everyday business purposes – information about your creditworthiness.
◼ affiliates from using your information to market to you.
◼ sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◼ Forethought Variable Insurance Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

◼ Forethought Variable Insurance Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◼ Forethought Variable Insurance Trust does not jointly market.

Adviser	Global Atlantic Investment Advisors, LLC 10 West Market Street, Suite 2300 Indianapolis, IN 46204	Sub-Adviser	BlackRock Investment Management, LLC 1 University Square, Princeton, NJ 08536
Sub-Adviser	Goldman Sachs Asset Management, L.P. 200 West Street New York, NY 10282	Distributor	Global Atlantic Distributors, LLC One Financial Plaza 755 Main Street, 24th Floor Hartford, CT 06103
Custodian	The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Administrator, Fund Accountant and Transfer Agent	The Bank of New York Mellon/BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581
Legal Counsel	Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110	Independent Registered Public Accounting Firm	RSM US LLP 555 Seventeenth Street, Suite 1200 Denver, CO 80202

Additional information about the Portfolios is included in the Portfolios' Statement of Additional Information dated May 1, 2022 (the "SAI"). The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Trust's policies and management. Additional information about the Portfolios' investments will also be available in the Portfolios' Annual and Semi-Annual Reports to Shareholders. In the Portfolios' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year.

To obtain a free copy of the SAI and, when issued, the Annual and Semi-Annual Reports to Shareholders, or make general inquiries about the Portfolios by calling the Portfolios (toll-free) at 1-877-355-1820, or by writing to:

Global Atlantic Portfolios

c/o Forethought Variable Insurance Trust
10 West Market Street, Suite 2300
Indianapolis, Indiana 46204

Information is also available at http://connect.rightprospectus.com/globalatlanticportfolios.

Reports and other information about the Portfolios are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act File # 811-22865

Statement of Additional Information

May 1, 2022

Global Atlantic BlackRock Allocation Portfolio

Global Atlantic BlackRock Disciplined Core Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined Value Portfolio

Global Atlantic BlackRock High Yield Portfolio

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Class I, II and III shares

Each a series of the Forethought Variable Insurance Trust

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the Prospectus of the Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio, Global Atlantic BlackRock High Yield Portfolio and Global Atlantic Goldman Sachs Core Fixed Income Portfolio (individually a “Portfolio,” collectively the “Portfolios”) dated May 1, 2022. The Prospectus may be obtained without charge by contacting Forethought Variable Insurance Trust, 10 West Market Street, Suite 2300, Indianapolis, Indiana 46204, or by calling 1-877-355-1820.

i

THE PORTFOLIOS

The Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio, Global Atlantic BlackRock High Yield Portfolio (individually a “Global Atlantic BlackRock Portfolio,” collectively the “Global Atlantic BlackRock Portfolios”), and Global Atlantic Goldman Sachs Core Fixed Income Portfolio comprise 8 series of Forethought Variable Insurance Trust, a Delaware statutory trust organized on June 17, 2013 (the “Trust”). Each Portfolio is managed by Global Atlantic Investment Advisors, LLC (the “Adviser”).  Each Global Atlantic BlackRock Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock” or a “Sub-Adviser”). Global Atlantic Goldman Sachs Core Fixed Income Portfolio is sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM” or a “Sub-Adviser,” together with BlackRock, the “Sub-Advisers”).

The Trust is registered as an open-end management investment company.  The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The Portfolios may issue an unlimited number of shares of beneficial interest in one or more classes.  All shares of a Portfolio have equal rights and privileges.  Each share of a Portfolio is entitled to one vote on all matters as to which shares are entitled to vote.  In addition, each share of a Portfolio is entitled to participate equally with other shares on a per class basis (i) in dividends and distributions declared by the Portfolio and (ii) on liquidation of its proportionate share of the assets remaining after satisfaction of outstanding liabilities.  Shares of the Portfolios are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights.  Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The Portfolios’ investment objectives, restrictions and policies are more fully described here and in the Portfolios’ Prospectus.  The Board may organize other series and offer shares of a new fund under the Trust at any time.  All Portfolios named in this SAI are diversified.

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal.  Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder.  Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders.  As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the federal securities laws.

The Portfolios’ shares are offered on a continuous basis to separate accounts of variable annuity and variable life insurance products offered by various insurance companies.

For a description of the methods used to determine the share price and value of the Portfolios’ assets, see “How Shares are Priced” in the Portfolios’ Prospectus and “Purchase, Redemption and Pricing of Shares” in this SAI.

The Prospectus and this SAI do not purport to create any contractual obligations between the Trust or the Portfolios and their respective beneficial owners. Further, beneficial owners are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Portfolios, including contracts with the Adviser or other parties who provide services to the Portfolios.

TYPES OF INVESTMENTS

The investment objective of each Portfolio and a description of its principal investment strategies are set forth under “Risk/Return Summary” in the Portfolios’ Prospectus.  Each Portfolio’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Portfolio.

The following pages contain more detailed information about the types of instruments in which a Portfolio may invest provided the investments are consistent with the Portfolio’s investment objectives and policies.  References to a Portfolio’s investment in a particular instrument include direct investments and indirect investments through

2

investment companies such as open-end funds (e.g., mutual funds and exchange-traded funds (“ETFs”)), and closed-end funds (collectively referred to as “Underlying Funds”), as applicable.

Equity Securities

General. Equity securities in which a Portfolio may invest include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options, and rights or equity interests in trusts, partnerships, joint ventures or similar enterprises.  The Portfolios may also invest in ETFs and other investment companies that hold a portfolio of equity securities. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions.  Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.  Stock value may also fluctuate dramatically as a result of market trading activity and investor interest which may be driven by factors unrelated to financial performance or market conditions.

Common Stock.  Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company.  In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

Preferred Stock.  A Portfolio may invest in preferred stock with no minimum credit rating. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer.  Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease.  Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments.  The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth.

Small Capitalization Securities. A Portfolio may invest in equity securities of companies with smaller market capitalizations. Small capitalization securities are often less marketable than securities of larger or more well-established companies because the issuers of small capitalization securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. In addition, small market capitalization stocks are subject to increased price volatility and may be more vulnerable to adverse business and economic developments.

Convertible Securities. A convertible security is generally a debt obligation, preferred stock or other security that may be converted within a specified period of time into a certain amount of common stock of the same or of a different issuer. The conversion may occur at the option of the investor in or issuer of the security, or upon a predetermined event. A convertible security typically provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a traditional fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is usually not as sensitive to interest rate changes as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock. Convertible securities are also subject to risks that affect debt securities in general.

Although less than an investment in the underlying stock, the potential for gain on an investment in a convertible security is greater than for similar non-convertible securities. As a result, a lower yield is generally offered

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on convertible securities than on otherwise equivalent non-convertible securities. There is no guarantee that the Portfolio will realize gains on a convertible security in excess of the foregone yield it accepts to invest in such convertible security.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to the company’s common stock, but may be subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is “converted,” the operating company often issues new stock to the holder of the convertible security. However, if the convertible security is redeemable and the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock.

If the convertible security is issued by an investment bank or other sponsor, the security is an obligation of and is convertible through, the issuing investment bank. However, the common stock received upon conversion is of a company other than the investment bank or sponsor. The issuer of a convertible security may be important in determining the security’s true value. This is because the holder of a convertible security will have recourse only to the issuer.

Enhanced convertible securities. In addition to “plain vanilla” convertible securities, a number of different structures have been created to fit the characteristics of specific investors and issuers. Examples of these features include yield enhancement, increased equity exposure or enhanced downside protection. From an issuer’s perspective, enhanced structures are designed to meet balance sheet criteria, maximize interest/dividend payment deductibility and reduce equity dilution. Examples of enhanced convertible securities include mandatory convertible securities, convertible trust preferred securities, exchangeable securities, and zero coupon and deep discount convertible bonds.

Convertible preferred stock. A convertible preferred stock is usually treated like a preferred stock for the Portfolio’s financial reporting, credit rating and investment policies and limitations purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer’s failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer’s business prospects for an indefinite period of time. Distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for tax purposes. Investments in convertible preferred stock, as compared to the debt obligations of an issuer, generally increase the Portfolio’s exposure to the credit risk of the issuer and market risk generally, because convertible preferred stock will fare more poorly if the issuer defaults or markets suffer.

Convertible Security Risks. An investment in a convertible security may involve risks. The Portfolio may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Portfolio’s ability to dispose of a security when necessary to meet the Portfolio’s liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Portfolio to obtain market quotations based on actual trades for purposes of valuing the Portfolio’s portfolio. Although the Portfolio intends to acquire convertible securities that the investment manager considers to be liquid (i.e., those securities that the investment manager determines may be sold on an exchange, or an institutional or other substantial market), there can be no assurances that this will be achieved. Certain securities and markets can become illiquid quickly, resulting in liquidity risk for the Portfolio. The Portfolio will also encounter difficulty valuing convertible securities due to illiquidity or other circumstances that make it difficult for the Portfolio to obtain timely market quotations based on actual trades for convertible securities. Convertible securities may have low credit ratings, which generally correspond with higher credit risk to an investor like the Portfolio.  The Portfolios may invest in convertible securities with no minimum credit rating.

Warrants.  The Portfolios may invest in warrants.  Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time.  Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless.  In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant.  Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them.  The percentage

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increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Depositary Receipts. Many securities of foreign issuers are represented by American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”) (collectively, depositary receipts). Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S.

ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Portfolio will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

Depositary receipts may reduce some but not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts are still subject to the political and economic risks of the underlying issuer’s country and are still subject to foreign currency exchange risk. Depositary receipts will be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts and generally bears the costs of the facility. In unsponsored programs, the issuer may not be directly involved in the creation of the program and holders generally bear the costs of the facility. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. An unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.  There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If the Portfolio’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Portfolio will be exposed to additional credit risk.  Many of the risks described below regarding foreign securities apply to investments in depositary receipts.

Initial Public Offerings. A Portfolio may invest in initial public offerings (“IPOs”) of equity securities. Investments in companies that have recently gone public have the potential to produce substantial gains for a Portfolio. However, there is no assurance that a Portfolio will have access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performances. The investment performance of a Portfolio during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Portfolio is able to do so. In addition, as a Portfolio increases in size, the impact of IPOs on the Portfolio’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering. When an initial public offering is brought to the market, availability may be limited and a Portfolio may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like.

ESG Investing Risk (Global Atlantic Goldman Sachs Core Fixed Income Portfolio only)

A Sub-Adviser may integrate ESG in its investment selection process and/or screen out particular companies and industries based on certain ESG related criteria. A Portfolio may forgo certain investment opportunities, which may affect the Portfolio’s exposure to certain companies or industries. A Portfolio’s results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. A Sub-Adviser may rely on third-party data that it believes to be reliable, but there is no guarantee as to the accuracy of such third-party data. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely impact the investment process. Investors may differ from ESG index providers in

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their views of ESG characteristics. A Portfolio may invest in companies that do not reflect the beliefs and values of any particular investor. Socially responsible norms differ by country and region, and a company’s ESG factors or a Sub-Adviser’s assessment of such factors may change over time. Certain of a Portfolio’s investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies, which may change without notice. Certain companies in which a Portfolio may invest may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage.

Foreign Securities

General.  The Portfolios may invest directly in foreign securities and in ETFs and other investment companies that hold a portfolio of foreign securities.  Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies.  There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies.  There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Portfolios by domestic companies or the U.S. government.  There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets held in foreign countries.  Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent a Portfolio’s currency exchange transactions do not fully protect the Portfolio against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Portfolio will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Portfolios’ assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements).  Conversely, increases in the value of currencies of the foreign countries in which a Portfolio invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Portfolio’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

On January 31, 2020, the United Kingdom (“UK”) withdrew from the European Union (the “EU”) (commonly known as “Brexit”). This commenced a transition period that lasted until December 31, 2020. On December 30, 2020, the EU and UK signed the EU-UK Trade and Cooperation Agreement (“TCA”), an agreement on the terms governing certain aspects of the EU’s and the UK’s relationship following the end of the transition period. Notwithstanding the TCA, there is likely to be considerable uncertainty as to the UK’s post-transition framework. The full impact of Brexit on the UK and European economies and the broader global economy is not yet known.  The impact could be significant and could, among other outcomes, result in increased volatility and illiquidity, potentially lower economic growth and decreased asset valuations. Brexit may have a destabilizing impact on the EU to the extent other member states similarly seek to withdraw from the union. Brexit may also have a negative impact on the economy and currency of the UK as a result of anticipated or actual changes to the UK’s economic and political relations with the EU. Any or all of these challenges may affect the value of a Portfolio’s investments economically tied to the UK or EU.

Foreign Currency Transactions. A Portfolio that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options, and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (“forwards”). A Portfolio may engage in these transactions in order to attempt to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A Portfolio also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

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A Portfolio may, from time to time, engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between a Portfolio and a counterparty (usually a commercial bank) to pay the other party the amount that it would have cost based on current market rates as of the termination date to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. If the counterparty defaults, the Portfolio will have contractual remedies pursuant to the agreement related to the transaction, but the Portfolio may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions. Such non-deliverable forward transactions will be settled in cash.

A forward involves an obligation to purchase or sell a certain amount of specific currency at a future date, which may be three business days or more from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Portfolio against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation or “earmarking” of assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees, and are marked to market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards may be used primarily to adjust the foreign exchange exposure of a Portfolio with a view to protecting the outlook, and a Portfolio may be expected to enter into such contracts under the following circumstances:

Lock In. When a Portfolio seeks to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

Cross Hedge. If a particular currency is expected to decrease against another currency, a Portfolio may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Portfolio’s portfolio holdings denominated in the currency sold.

Direct Hedge. If a Portfolio wants to eliminate substantially all of the risk of owning a particular currency, and/or if the relevant Sub-Adviser thinks that a Portfolio can benefit from price appreciation in a given country’s bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Portfolio would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Portfolio would hope to benefit from an increase (if any) in value of the bond.

Proxy Hedge. A relevant Sub-Adviser may choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Portfolio, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the United States and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

Costs of Hedging. If a Portfolio purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Portfolio were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar. It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Portfolio’s dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a Portfolio’s net asset value per share. The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Portfolio may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the relevant Sub-Adviser’s predictions regarding the movement of foreign currency or securities markets prove inaccurate.  In addition, the use of cross-hedging transactions may involve special risks, and may leave a

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Portfolio in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a Portfolio will have the flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder. Under definitions adopted by the Commodity Futures Trading Commission (“CFTC”) and the Securities and Exchange Commission (“SEC”), many non-deliverable foreign currency forwards are considered swaps for certain purposes, including the determination of whether such instruments need to be exchange-traded and centrally cleared. These changes are expected to reduce counterparty risk as compared to bi-laterally negotiated contracts. Certain Portfolios may hold a portion of their assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

Tax Consequences of Hedging. Under applicable tax law, a Portfolio may be required to limit its gains from hedging in foreign currency forwards, futures, and options. Although a Portfolio is expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging also may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code of 1986, as amended (the “Code”). Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by a Portfolio and could affect whether dividends paid by a Portfolio are classified as capital gains or ordinary income.

Emerging Markets Securities.  The Portfolios may invest directly in and purchase ETFs and other mutual funds that invest in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries.  These risks include, but are not limited to: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.  In addition, foreign investors may be required to register the proceeds of sales; and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies.  The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolios.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in or less established auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions against such issuers. The economy of some emerging markets may be particularly exposed to or affected by a certain industry or sector, and therefore issuers and/or securities of such emerging markets may be more affected by the performance of such industries or sectors.

In addition, the United States and other nations and international organizations may impose economic sanctions or take other actions that may adversely affect issuers located in certain countries. In particular, the United States and other countries have imposed economic sanctions on certain Russian individuals and corporate entities. The United States or other countries could also institute broader sanctions on Russia. Such sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of portfolio holdings. For example, a Portfolio may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require a Portfolio to freeze its existing investments in companies located in certain countries, prohibiting the Portfolio from buying, selling or otherwise transacting in these investments. Countries subject to sanctions may undertake countermeasures or retaliatory actions

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which may further impair the value and liquidity of a Portfolio and potentially disrupt its operations. Such events may have an adverse impact on the economies and debts of other emerging markets as well. In November 2020, the President of the United States issued an executive order (“CCMC Order”) prohibiting US persons, including the Portfolios, from transacting in securities of any Chinese company identified by the Secretary of Defense as a “Communist Chinese military company” (“CCMC”) or in instruments that are derivative of, or are designed to provide investment exposure to, prohibited CCMC securities.  It is unclear whether the CCMC Order will continue in effect under the new Presidential administration, but to the extent that it does and the issuer of a portfolio holding is deemed to be a CCMC, it may have a material adverse effect on the Portfolio’s ability to pursue its investment objective and/or strategy.

In addition, because of ongoing regional armed conflict in Europe, including a large-scale invasion of Ukraine by Russia in February 2022, Russia has been the subject of economic sanctions imposed by countries throughout the world, including the United States. Such sanctions have included, among other things, freezing the assets of particular entities and persons. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by Russia or companies located in or economically tied to Russia, downgrades in the credit ratings of Russian securities or those of companies located in or economically tied to Russia, devaluation of Russia’s currency, and increased market volatility and disruption in Russia and throughout the world. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.

Subscription Rights. Foreign corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price below the market price of the shares. The failure to exercise such rights would result in dilution of the Portfolio’s interest in the issuing company. Nothing in this Statement of Additional Information shall be deemed to prohibit the Portfolio from purchasing the securities of any issuer pursuant to the exercise of subscription rights distributed to the Portfolio by the issuer, except that no such purchase may be made if, as a result, a diversified Portfolio would no longer be a diversified investment company as defined in the 1940 Act.

Investment Companies

General.  A Portfolio may invest in Underlying Funds. The 1940 Act generally provides that the mutual funds may not: (1) purchase more than 3% of an investment company’s outstanding shares; (2) invest more than 5% of its assets in any single such investment company (the “5% Limit”); and (3) invest more than 10% of its assets in investment companies overall (the “10% Limit”).

Subject to applicable law and/or under an exemptive rule adopted by the SEC, a Portfolio may invest in certain other investment companies, including ETFs and money market funds, beyond the statutory limits described above or otherwise provided that certain conditions are met.

Under certain circumstances an Underlying Fund may determine to make payment of a redemption by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Portfolio may hold securities distributed by an Underlying Fund until the Adviser or relevant Sub-Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the Underlying Funds are made independently of each Portfolio and its Adviser and Sub-Adviser(s). Therefore, the investment adviser of one Underlying Fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result would be an indirect expense to the Portfolio without accomplishing any investment purpose.  Because other investment companies employ an investment adviser, such investments by a Portfolio may cause shareholders to indirectly bear fees charged by the Underlying Funds.

Reliance on Section 12(d)(1)(F) of the 1940 Act. In addition, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Portfolio if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Portfolio and all affiliated persons of the Portfolio; and (ii) the Portfolio has not offered, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at

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a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to a Portfolio pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.  Each Portfolio (or the Adviser acting on behalf of the Portfolio) must comply with the following voting restrictions when relying on Section 12(d)(1)(F):  when the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, the Portfolio will either seek instruction from the Portfolio’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security.

Further, each Portfolio that relies on Section 12(d)(1)(F) may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the Financial Industry Regulatory Authority, Inc. (“FINRA”) for funds of funds.

Pursuant to Section 12(d)(1)(F), each Portfolio and any “affiliated persons,” as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any Underlying Fund.  Accordingly, when affiliated persons hold shares of any of the Underlying Funds, the Portfolio’s ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that may not have been its first preference.  The 1940 Act also provides that an Underlying Fund whose shares are purchased by a Portfolio will be obligated to redeem shares held by the Portfolio only in an amount up to 1% of the Underlying Fund’s outstanding securities during any period of less than 30 days. Shares held by a Portfolio in excess of 1% of an Underlying Fund’s outstanding securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Portfolio’s total assets.

Closed-End Investment Companies.  A Portfolio may invest its assets in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, NYSE MKT LLC (formerly, the American Stock Exchange), the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”) and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Portfolios), investors seek to buy and sell shares of closed-end funds in the secondary market.

Each Portfolio generally will purchase shares of closed-end funds only in the secondary market. A Portfolio will incur normal brokerage costs on such purchases similar to the expenses the Portfolio would incur for the purchase of securities of any other type of issuer in the secondary market. The Portfolio may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser or relevant Sub-Adviser, as applicable, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Portfolio purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

Each Portfolio may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Portfolio will ever decrease. In fact, it is possible that this market discount may increase and the Portfolio may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Portfolio’s shares. Similarly, there can be

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no assurance that any shares of a closed-end fund purchased by the Portfolio at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Portfolio.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. Each Portfolio’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Exchange-Traded Funds. ETFs are typically passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to take long and short positions, and some provide quarterly dividends.  Additionally, some ETFs are unit investment trusts, which are unmanaged portfolios overseen by trustees and some ETFs may be grantor trusts.  An ETF typically holds a portfolio of securities or contracts designed to track a particular market segment or index.  The Portfolios may use ETFs as part of an overall investment strategy and as part of a hedging strategy.  To offset the risk of declining security prices, each Portfolio may invest in inverse ETFs.  Inverse ETFs are funds designed to rise in price when stock prices are falling.  Additionally, inverse ETFs may employ leverage which magnifies the changes in the underlying securities index upon which they are based.  Inverse ETF index funds seek to provide investment results that will match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis.  For example, if an inverse ETF’s current benchmark is 200% of the inverse of the Russell 2000 Index and the ETF meets its objective, the value of the ETF will tend to increase on a daily basis when the value of the underlying index decreases (e.g., if the Russell 2000 Index goes down 5% then the inverse ETF’s value should go up 10%).  ETFs generally have two markets.  The primary market is where institutions swap “creation units” in block-multiples of a specified number of shares for in-kind securities and cash in the form of dividends.  The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange.  Although the Portfolios, like most other investors in ETFs, typically purchase and sell ETF shares primarily in the secondary market, the Portfolios may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Adviser or the Sub-Adviser believes it is in the Portfolio’s best interest to do so. This is different from open-ended mutual funds that are traded after hours once the net asset value (“NAV”) is calculated.  ETFs share many similar risks with open-end mutual funds and closed-end funds.

There is a risk that ETFs in which the Portfolios invest may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Portfolios intend to invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated.  In addition, an ETF may terminate if its entire net asset value falls below a certain amount.  Although the Portfolios believe that, in the event of the termination of an underlying ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.  To the extent a Portfolio invests in a sector product, the Portfolio is subject to the risks associated with that sector.

Each Portfolio could also purchase an ETF to gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly.

ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. Investments in ETFs are subject to brokerage and other trading costs, which could result in greater expenses to a Portfolio. ETFs also are subject to investment advisory and other expenses, which will be indirectly paid by a Portfolio. As a result, your cost of investing in a Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual

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funds that invest exclusively in stocks and bonds. You will indirectly bear fees and expenses charged by the ETFs in addition to the Portfolio’s direct fees and expenses. Because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate holdings at the most optimal time, adversely affecting a Portfolio’s performance.

Exchange-Traded Notes. Exchange traded notes (“ETNs”) are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. Unlike other types of fixed-income securities, however, the performance of ETNs is based upon that of a market index or other reference asset minus fees and expenses, no coupon payments are made and no principal protection exists. The value of an ETN may be affected by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. A Portfolio’s ability to sell its ETN holdings also may be limited by the availability of a secondary market and the Portfolio may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk, fixed-income risk and tracking error risk (where the ETN’s performance may not match or correlate to that of its market index). ETNs also incur certain expenses not incurred by their applicable index.

Debt Securities

The following describes some of the risks associated with fixed-income debt securities.  The market for fixed-income securities has consistently grown over the past three decades while the growth of capacity for traditional dealers to engage in fixed-income trading has not kept pace and in some cases has declined. As a result, dealer inventories of certain types of fixed-income instruments, and the ability of dealers to “make markets” in such instruments, are at or near historic lows in relation to market size. Because dealers acting as market makers provide stability to a market, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed-income markets. Such issues may be exacerbated during periods of economic uncertainty or market volatility.

Interest Rate Risk.  Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall.  Securities with longer maturities and mortgage-related securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks.  The longer the maturity of the security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction.  Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates. Interest rate risk is generally heightened during periods when prevailing interest rates are low or negative and during such periods a Portfolio may not be able to maintain a positive yield or yields on par with historical levels.

Income Risk. Because a Portfolio can only distribute what it earns, a Portfolio’s distributions to shareholders may decline when prevailing interest rates fall or when the Portfolio experiences defaults on debt securities.

Credit Risk.  Fixed-income securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Extension Risk.  The Portfolios are subject to the risk that an issuer will exercise its right to pay principal on an obligation held by a Portfolio (such as mortgage-backed securities) later than expected.  This may happen when there is a rise in interest rates.  These events may lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment Risk.  Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal.  Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

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Governmental Action, Legislation and Regulation Risk. Legislative, regulatory, enforcement actions and executive orders seeking to prevent or restrict foreclosures or providing forbearance relief to borrowers of residential mortgage loans may adversely affect the value of mortgage-related securities (e.g., the Coronavirus Aid, Relief, and Economic Security (CARES) Act).  Legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted residential mortgage loan included in a pool of residential mortgage loans backing such residential mortgage-related securities.  While the nature or extent of limitations on foreclosure or exercise of other remedies that may be enacted cannot be predicted, any such governmental actions that interfere with the foreclosure process or are designed to protect customers could increase the costs of such foreclosures or exercise of other remedies in respect of residential mortgage loans which collateralize mortgage-related securities held by a Portfolio, delay the timing or reduce the amount of recoveries on defaulted residential mortgage loans which collateralize mortgage-related securities held by a Portfolio, and consequently, could adversely impact the yields and distributions a Portfolio may receive in respect of its ownership of mortgage-related securities collateralized by residential mortgage loans.

Securities subject to prepayment are less effective than other types of securities as a means of “locking in” attractive long-term interest rates.  One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates.  These prepayments would have to be reinvested at lower rates.  As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates.  Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates.  Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Portfolios.

At times, some of the mortgage-backed securities in which a Portfolio may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value.  Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause a Portfolio to experience a loss equal to any unamortized premium.

Negative Interest Rates. As of the date of this SAI, Japan and certain European countries have recently experienced negative interest rates on deposits, and debt instruments have traded at negative yields. Negative interest rates may become more prevalent among foreign (non-U.S.) issuers, and potentially within the U.S. These market conditions may increase a Portfolio’s exposures to the risks associated with rising interest rates. To the extent a Portfolio has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Portfolio would generate a negative return on that investment. A number of factors may contribute to debt instruments trading at a negative yield including central bank monetary policies intended to help create self-sustaining growth in the local economy. While negative yields can be expected to reduce demand for fixed-income investments trading at a negative interest rate, investors may be willing to continue to purchase such investments for a number of reasons including, but not limited to, price insensitivity, arbitrage opportunities across fixed-income markets or rules-based investment strategies. If negative interest rates become more prevalent in the market, it is expected that investors will seek to reallocate assets to other income-producing assets such as investment grade and high-yield debt instruments, or equity investments that pay a dividend. This increased demand for higher yielding assets may cause the price of such instruments to rise while triggering a corresponding decrease in yield and the value of debt instruments over time. In addition, a move to higher yielding investments may cause investors, including a Portfolio, to seek fixed-income investments with longer duration and/or potentially reduced credit quality in order to seek the desired level of yield. These considerations may limit a Portfolio’s ability to locate fixed-income instruments containing the desired risk/return profile. Changing interest rates, including, but not limited to, rates that fall below zero, could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility and potential illiquidity.

High Yield Securities Risk. Securities  that  are  rated  below  investment-grade (commonly referred to as “junk bonds,” including those bonds rated lower than (“BBB- “ by Standard & Poor’s Ratings Services and Fitch, “Baa3” by Moody’s, or “BBBL” by Dominion) or (“BBB-” by Standard & Poor’s Ratings Services and Fitch or

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“Baa3” by Moody’s)), or are unrated, may be deemed speculative and may be more volatile than higher-rated securities of similar maturity.

High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities. The value of high yield securities can be adversely affected by overall economic conditions, such as an economic downturn or a period of rising interest rates, and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities.

In particular, high yield securities are often issued by smaller, less creditworthy countries and companies or by highly leveraged (indebted) countries and companies, which are generally less able than more financially stable countries and companies to make scheduled payments of interest and principal.

Certificates of Deposit and Bankers’ Acceptances.  The Portfolios may invest in certificates of deposit, including floating and variable rate certificates of deposit, and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds.  The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate.  The certificate usually can be traded in the secondary market prior to maturity. The full amount of the Portfolios’ investment in certificates of deposit may not be guaranteed against losses resulting from the default of the commercial or savings bank or other institution insured by the Federal Deposit Insurance Corporation (“FDIC”). Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions.  Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise.  The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.  The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity.  Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper.  The Portfolios may purchase commercial paper.  Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Time and Savings Deposits and Variable Rate Notes.  A Portfolio may invest in fixed time deposits, whether or not subject to withdrawal penalties.  Time deposits are non-negotiable deposits that are held in a banking institution for a specified period of time at a stated interest rate.  Savings deposits are deposits that do not have a specified maturity and may be withdrawn by the depositor at any time. Bankers’ acceptances are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise. When a bank “accepts” a bankers’ acceptance, the bank, in effect, unconditionally agrees to pay the face value of the instrument upon maturity. The full amount of the Portfolio’s investment in time deposits and savings deposits may not be guaranteed against losses resulting from the default of the commercial or savings bank or other institution insured by the FDIC.

The commercial paper obligations, which the Portfolios may buy, are unsecured and may include variable rate notes.  The nature and terms of a variable rate note (i.e., a “Master Note”) permit a Portfolio to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Portfolio as lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed.  Such Portfolio has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note.  The issuer may prepay at any time and without penalty any part of or the full amount of the note.  The note may or may not be backed by one or more bank letters of credit.  Because these notes are direct lending arrangements between the Portfolio and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them.  Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, a Portfolio will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously.  Variable rate notes are subject to each Portfolio’s investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

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Insured Bank Obligations.  The Portfolios may invest in insured bank obligations.  The FDIC insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000.  The Portfolios may purchase bank obligations, which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

United States Government Obligations.  These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds.  Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.  The Portfolios may also invest in Treasury Inflation-Protected Securities (“TIPS”).  TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation.  The value of TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (“CPI”).  If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent.  If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same.  TIPS decline in value when real interest rates rise.  However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed-income securities with similar duration.

In addition, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services. A government shutdown could temporarily affect the ability of the U.S. government to meet its obligations and cause a Portfolio to sell investments at reduced prices or under unfavorable conditions in the open market. Also, from time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain government securities, including those held by a Portfolio, which could have a material adverse impact on the Portfolio.

United States Government Agency Securities.  These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association (“Ginnie Mae”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Farm Credit Banks, the Federal National Mortgage Association (“Fannie Mae”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., Ginnie Mae mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., Fannie Mae Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Authority). In September 2008, Fannie Mae and Freddie Mac were placed under the conservatorship of the Federal Housing Finance Agency (the “FHFA”). The FHFA and the White House have made public statements regarding plans to consider ending the conservatorships. In the event that Fannie Mae and Freddie Mac are taken out of conservatorship, it is unclear how their respective capital structures would be constructed and what impact, if any, this would have on their creditworthiness and guarantees of certain mortgage-backed securities. Should the conservatorships end, there could be an adverse impact on the value of Fannie Mae or Freddie Mac securities, which could cause losses to a Portfolio.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders.  It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing.  It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan

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Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans.  Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.  Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools.  However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit.  The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Custodial Receipts and Trust Certificates.  Custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, represent interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities, municipal securities or other types of securities in which a Portfolio may invest. The custodial receipts or trust certificates are underwritten by securities dealers or banks and may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. A Portfolio may also invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt or trust certificate a Portfolio would typically be authorized to assert their rights directly against the issuer of the underlying obligation, the Portfolio could be required to assert through the custodian bank or trustee those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of fixed-income instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on the tax treatment of the interest or payments received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

Municipal Securities. (Global Atlantic Goldman Sachs Core Fixed Income Portfolio only) These are fixed-income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from the federal alternative minimum tax or from the income taxes of any state or local government). In addition, Municipal Securities include participation interests in such securities the interest on which is, in the opinion of bond counsel or counsel selected by GSAM, excluded from gross income for federal income tax purposes. A Portfolio may revise its definition of Municipal Securities in the future to include other types of securities that currently exist, the interest on which is or will be, in the opinion of such counsel, excluded from gross income for

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federal income tax purposes, provided that investing in such securities is consistent with the Portfolio’s investment objective and policies. A Portfolio may also invest in taxable Municipal Securities.

The yields and market values of Municipal Securities are determined primarily by the general level of interest rates, the creditworthiness of the issuers of Municipal Securities and economic and political conditions affecting such issuers. The yields and market prices of Municipal Securities may be adversely affected by changes in tax rates and policies, which may have less effect on the market for taxable fixed-income securities. Moreover, certain types of Municipal Securities, such as housing revenue bonds, involve prepayment risks which could affect the yield on such securities.  These risks are elevated due to the COVID-19 pandemic and related disruptions in business activities.

Municipal Securities are often issued to obtain funds for various public purposes including refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. Municipal Securities also include certain “private activity bonds” or industrial development bonds, which are issued by or on behalf of public authorities to provide financing aid to acquire sites or construct or equip facilities within a municipality for privately or publicly owned corporations.

Investments in Municipal Securities are subject to the risk that the issuer could default on its obligations. Such a default could result from the inadequacy of the sources or revenues from which interest and principal payments are to be made or the assets collateralizing such obligations. Revenue bonds, including private activity bonds, are backed only by specific assets or revenue sources and not by the full faith and credit of the governmental issuer.

The two principal classifications of Municipal Securities are “general obligations” and “revenue obligations.” General obligations are secured by the issuer’s pledge of its full faith and credit for the payment of principal and interest, although the characteristics and enforcement of general obligations may vary according to the law applicable to the particular issuer. Revenue obligations, which include, but are not limited to, private activity bonds, resource recovery bonds, certificates of participation and certain municipal notes, are not backed by the credit and taxing authority of the issuer, and are payable solely from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Nevertheless, the obligations of the issuer of a revenue obligation may be backed by a letter of credit, guarantee or insurance. General obligations and revenue obligations may be issued in a variety of forms, including commercial paper, fixed, variable and floating rate securities, tender option bonds, auction rate bonds, zero coupon bonds, deferred interest bonds and capital appreciation bonds.

In addition to general obligations and revenue obligations, there is a variety of hybrid and special types of Municipal Securities. There are also numerous differences in the security of Municipal Securities both within and between these two principal classifications.

An entire issue of Municipal Securities may be purchased by one or a small number of institutional investors, including a Portfolio. Thus, the issue may not be said to be publicly offered. Unlike some securities that are not publicly offered, a secondary market exists for many Municipal Securities that were not publicly offered initially and such securities may be readily marketable.

The credit rating assigned to Municipal Securities may reflect the existence of guarantees, letters of credit or other credit enhancement features available to the issuers or holders of such Municipal Securities.

The obligations of the issuer to pay the principal of and interest on a Municipal Security are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of the issuer to pay when due principal of or interest on a Municipal Security may be materially affected.

From time to time, proposals have been introduced before the U.S. Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor’s federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Portfolios cannot predict what legislation, if any, may be proposed in the future in the U.S. Congress as

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regards the federal income tax status of interest on Municipal Securities or which proposals, if any, might be enacted. Such proposals, if enacted, might materially and adversely affect the liquidity and value of the Municipal Securities held by the Portfolios.

Privately Issued Mortgage-Related Securities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Portfolio’s investment quality standards. There can be no assurance that insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Portfolio may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, the relevant Sub-Adviser determines that the securities meet the Trust’s quality standards. Securities issued by certain private organizations may not be readily marketable. A Portfolio will not purchase mortgage-related securities or any other assets which in the relevant Sub-Adviser’s opinion are illiquid if, as a result, more than 15% of the value of the Portfolio’s net assets will be illiquid. Privately issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Mortgage pools underlying privately issued mortgage-related securities more frequently include second mortgages, high loan-to-value ratio mortgages and manufactured housing loans, in addition to commercial mortgages and other types of mortgages where a government or government sponsored entity guarantee is not available. The coupon rates and maturities of the underlying mortgage loans in a privately-issued mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.

The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A have also performed poorly. Even loans classified as prime have experienced higher levels of delinquencies and defaults. The substantial decline in real property values across the U.S. has exacerbated the level of losses that investors in privately issued mortgage-related securities have experienced. It is not certain when these trends may reverse. Market factors that may adversely affect mortgage loan repayment include adverse economic conditions, unemployment, a decline in the value of real property, or an increase in interest rates.  These factors and related risks are currently exacerbated by the COVID-19 pandemic, associated economic, market, health and labor conditions, and uncertainty regarding the impact and extent of government intervention into mortgage payments and other areas of the economy.  Privately issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in a Portfolio’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

A Portfolio may purchase privately issued mortgage-related securities that are originated, packaged and serviced by third party entities. It is possible these third parties could have interests that are in conflict with the holders of mortgage-related securities, and such holders (such as a Portfolio) could have rights against the third parties or their affiliates. For example, if a loan originator, servicer or its affiliates engaged in negligence or willful misconduct in

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carrying out its duties, then a holder of the mortgage-related security could seek recourse against the originator/servicer or its affiliates, as applicable. Also, as a loan originator/servicer, the originator/servicer or its affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-related security. If one or more of those representations or warranties is false, then the holders of the mortgage-related securities (such as a Portfolio) could trigger an obligation of the originator/servicer or its affiliates, as applicable, to repurchase the mortgages from the issuing trust. Notwithstanding the foregoing, many of the third parties that are legally bound by trust and other documents have failed to perform their respective duties, as stipulated in such trust and other documents, and investors have had limited success in enforcing terms.

Mortgage-related securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, are not subject to the industry concentration restrictions that a Portfolio may be subject to, set forth below under “Investment Restrictions,” by virtue of the exclusion from that test available to all U.S. government securities.  The assets underlying such securities may be represented by a portfolio of residential or commercial mortgages (including both whole mortgage loans and mortgage participation interests that may be senior or junior in terms of priority of repayment) or portfolios of mortgage pass-through securities issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”). Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the Federal Housing Administration or the Department of Veterans Affairs. In the case of privately issued mortgage-related securities whose underlying assets are neither U.S. government securities nor U.S. government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages. The relevant Sub-Adviser may seek to manage the portion of a Portfolio’s assets committed to privately issued mortgage-related securities in a manner consistent with the Portfolio’s investment objective, policies and overall portfolio risk profile. In determining whether and how much to invest in privately issued mortgage-related securities, and how to allocate those assets, the relevant Sub-Adviser will consider a number of factors. These include, but are not limited to: (1) the nature of the borrowers (e.g., residential vs. commercial); (2) the collateral loan type (e.g., for residential: First Lien - Jumbo/Prime, First Lien - Alt-A, First Lien - Subprime, First Lien - Pay-Option or Second Lien; for commercial: Conduit, Large Loan or Single Asset / Single Borrower); and (3) in the case of residential loans, whether they are fixed rate or adjustable mortgages. Each of these criteria can cause privately issued mortgage-related securities to have differing primary economic characteristics and distinguishable risk factors and performance characteristics.

Collateralized Mortgage Obligations (“CMOs”). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, or Fannie Mae and their income streams. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

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As CMOs have evolved, some classes of CMO bonds have become more common. For example, a Portfolio may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass through certificates. Parallel-pay CMOs and multi-class passthrough certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. Consistent with a Portfolio’s investment objectives and policies, a relevant Sub-Adviser may invest in various tranches of CMO bonds, including support bonds.

Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

Mortgage-related securities include, among other things, securities that reflect an interest in reverse mortgages. In a reverse mortgage, a lender makes a loan to a homeowner based on the homeowner’s equity in his or her home. While a homeowner must be age 62 or older to qualify for a reverse mortgage, reverse mortgages may have no income restrictions. Repayment of the interest or principal for the loan is generally not required until the homeowner dies, sells the home, or ceases to use the home as his or her primary residence. There are three general types of reverse mortgages: (1) single-purpose reverse mortgages, which are offered by certain state and local government agencies and nonprofit organizations; (2) federally-insured reverse mortgages, which are backed by the U. S. Department of Housing and Urban Development; and (3) proprietary reverse mortgages, which are privately offered loans. A mortgage-related security may be backed by a single type of reverse mortgage. Reverse mortgage-related securities include agency and privately issued mortgage-related securities. The principal government guarantor of reverse mortgage-related securities is Ginnie Mae. Reverse mortgage-related securities may be subject to risks different than other types of mortgage-related securities due to the unique nature of the underlying loans. The date of repayment for such loans is uncertain and may occur sooner or later than anticipated. The timing of payments for the corresponding mortgage-related security may be uncertain. Because reverse mortgages are offered only to persons 62 and older and there may be no income restrictions, the loans may react differently than traditional home loans to market events.

CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any

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management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Portfolio may fail to recoup fully its initial investment in a CMO residual. CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Portfolio’s limitations on investment in illiquid securities.

Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Adjustable Rate Mortgage-Backed Securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Portfolio to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed-income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Portfolio can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Portfolio, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed-income securities and less like adjustable rate securities and are subject to the risks associated with fixed-income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Mortgage Pass-Through Securities.  Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments.  In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities.  Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities’ weighted average life.  Some mortgage pass-through securities (such as securities guaranteed by Ginnie

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Mae) are described as “modified pass-through securities.”  These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is Ginnie Mae. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans.  These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration.  A “pool” or group of such mortgage loans is assembled and after being approved by Ginnie Mae, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders.  It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Mortgage pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Treasury.

Resets.  The interest rates paid on the Adjustable Rate Mortgage Securities (“ARMs”) in which the Portfolios may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index.  There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates.  Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Portfolios, the one-month or three-month London Interbank Offered Rate (LIBOR), the Secured Overnight Financing Rate (“SOFR”),  the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors.  The underlying mortgages which collateralize the ARMs in which the Portfolios may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan.  Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes.  These payment caps may result in negative amortization.  The value of mortgage securities in which the Portfolios invest may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans.  Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Portfolios invest to be shorter than the maturities stated in the underlying mortgages.

Collateralized Bond Obligations, Collateralized Loan Obligations and other Collateralized Debt Obligations. A Portfolio may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many different types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.

For CBOs, CLOs and other CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from

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the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CBOs, CLOs and other CDOs may be characterized by a Portfolio as illiquid securities, however an active dealer market may exist for CBOs, CLOs and other CDOs allowing them to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed-income securities discussed elsewhere in this Statement of Additional Information and a Portfolio’s Prospectus, CBOs, CLOs and other CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the risk that a Portfolio may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Inflation Risk

A Portfolio’s investments may be subject to inflation risk, which is the risk that the real value (i.e., nominal price of the asset adjusted for inflation) of assets or income from investments will be less in the future as inflation decreases the purchasing power and value of money (i.e., as inflation increases, the real value of a Portfolio’s assets can decline). Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change), and a Portfolio’s investments may not keep pace with inflation, which would generally adversely affect the real value of Portfolio shareholders’ investment in the Portfolio. This risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment.

LIBOR Risk

On July 27, 2017, the head of the United Kingdom’s (“UK”) Financial Conduct Authority (“FCA”) announced plans to phase out the use of the London Interbank Offered Rates (collectively, “LIBOR”) by the end of 2021. On March 5, 2021, the FCA announced that all LIBOR settings will either cease to be provided by any administrator, or no longer be representative immediately after December 31, 2021, for all LIBOR settings for GBP, EUR, CHF and JPY and for the one-week and two-month US dollar LIBOR settings, and immediately after June 30, 2023 for the remaining US dollar LIBOR settings, including three-month US dollar LIBOR. However, the U.K. Financial Conduct Authority, the LIBOR administrator and other regulators also announced that certain sterling and yen LIBOR settings would be calculated on a “synthetic” basis through the end of 2022. In connection with supervisory guidance from regulators, certain regulated entities have ceased to enter into certain new LIBOR contracts after January 1, 2022. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on a Portfolio or the debt securities or other instruments based on or referencing LIBOR in which a Portfolio invests cannot yet be determined. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments held by a Portfolio and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments.

Among other negative consequences, the transition away from LIBOR could: (i) adversely impact the pricing, liquidity, value of, return on and trading for a broad array of financial products, including any LIBOR-linked securities, loans and derivatives in which a Portfolio may invest; (ii) require extensive negotiations of and/or amendments to agreements and other documentation governing LIBOR-linked investments products; (iii) lead to disputes, litigation or other actions with counterparties or portfolio companies regarding the interpretation and enforceability of “fall

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back” provisions that provide for an alternative reference rate in the event of LIBOR’s unavailability; and/or (iv) cause a Portfolio to incur additional costs in relation to any of the above factors.

In any event, LIBOR is likely to perform differently than in the past and, ultimately, cease to exist as a global benchmark going forward. Until an alternative benchmark rate(s) becomes generally accepted and regularly implemented in the market, the uncertainty as to the future of LIBOR, its eventual phase-out, the transition to one or more alternate benchmark rate(s), and the implementation of such new benchmark rate(s) may impact a number of factors, which, either alone or in the aggregate, may cause a material adverse effect on a Portfolio’s performance and the Portfolio’s ability to achieve its investment objective.

The risks associated with the above factors are heightened with respect to investments in LIBOR-based products that do not include a fall back provision that addresses how interest rates will be determined if LIBOR stops being published. Other important factors include the pace of the transition, the specific terms of alternative reference rates accepted in the market, the depth of the market for investments based on alternative reference rates, and the Adviser’s and/or each Sub-Adviser’s ability to develop appropriate investment and compliance systems capable of addressing alternative reference rates.

Real Estate Securities and Related Derivatives

A Portfolio may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities. REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs’ operations. There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate. Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow.

Bank Loans

Bank loans are generally non-investment grade floating rate instruments. Usually, they are freely callable at the issuer’s option. The Portfolios may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions (“Lenders”). The Portfolios may invest in such Loans in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans from third parties (“Assignments”). The Portfolios consider these investments to be investments in debt securities for purposes of its investment policies. Participations typically will result in the Portfolio having a contractual relationship only with the Lender, not with the borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loans, nor any rights of set-off against the borrower, and the Portfolio may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling the Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Portfolio’s manager to be creditworthy. When the Portfolio purchases Assignments from

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Lenders, the Portfolio will acquire direct rights against the borrower on the Loan, and will not have exposure to a counterparty’s credit risk. The Portfolio may enter into Participations and Assignments on a forward commitment or “when-issued” basis, whereby the Portfolio would agree to purchase a Participation or Assignment at set terms in the future. For more information on forward commitments and when-issued securities, see “When-Issued Securities, Delayed Delivery Securities and Forward Commitments” below.

The Portfolios may have difficulty disposing of Assignments and Participations. In certain cases, the market for such instruments is not highly liquid, and therefore the Portfolio anticipates that in such cases such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Portfolio’s ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Assignments and Participations will not be considered illiquid so long as it is determined by the Portfolio’s manager that an adequate trading market exists for these securities. To the extent that liquid Assignments and Participations that a Portfolio holds become illiquid, due to the lack of sufficient buyers or market or other conditions, the percentage of the Portfolio’s assets invested in illiquid assets would increase.

Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, the Portfolio may not recover its investment or recovery may be delayed.

The Loans in which the Portfolio may invest are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Portfolio’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a Loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

In certain circumstances, loans may not be deemed to be securities under certain federal securities laws. Therefore, in the event of fraud or misrepresentation by a borrower or arranger, lenders and purchasers of interests in loans, such as the Portfolios, may not have the protection of the anti-fraud provisions of the federal securities laws as would otherwise be available for bonds or stocks. Instead, in such cases, parties generally would rely on the contractual provisions in the loan agreement itself and common law fraud protections under applicable state law. In addition, the market for loan obligations may be subject to extended trade settlement periods (which may exceed seven (7) days). Because transactions in many loans are subject to extended trade settlement periods, a Portfolio may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Portfolio’s redemption obligations for a period after the sale of the loans and, as a result, a Portfolio may have to sell other investments or take other actions if necessary to raise cash to meet its obligations.

Securities Options

The Portfolios may purchase and write (i.e., sell) put and call options.  Such options may relate to particular securities, including ETFs, or securities indices and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation.  Options trading is a highly specialized activity that entails greater than ordinary investment risk.  Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option, in return for a premium, the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option for American options or only at expiration for European options, regardless of the market price of the security.  The premium paid to the writer is in consideration for undertaking the obligation under the option contract.  A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option for American options or only at expiration for European options, regardless of the market price of the security.

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Securities index options are put options and call options on various securities indices. In most respects, they are identical to listed options on common stocks.  The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index.  The option holder who exercises the index option receives an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.  This amount of cash is equal to the difference between the closing price of the securities index and the exercise price of the option expressed in dollars times a specified multiple.  A securities index fluctuates with changes in the market value of the securities included in the index.  For example, some securities index options are based on a broad market index, such as the Standard & Poor’s 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100® Index.  Indices may also be based on an industry or market segment, such as the NYSE Arca Oil Index or the S&P Dow Jones Technology Select Sector Index.  Options on securities indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange and the NASDAQ PHLX.

A Portfolio’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Portfolio’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written.  A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received for the original option, in which event the Portfolio will have incurred a loss in the transaction.  There is no assurance that a liquid secondary market will exist for any particular option.  An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise.  In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by a Portfolio expires unexercised, the Portfolio realizes a loss equal to the premium paid.  If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less.  If an option written by the Portfolio expires unexercised on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction and the premium paid is greater than the premium received for such option, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Portfolio is exercised, and the proceeds of the sale are greater than the premium originally received, the Portfolio will realize a loss.

Certain Risks Regarding Options.  There are several risks associated with transactions in options.  For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.  In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Portfolios of options on securities indices will be subject to the ability to correctly predict movements in the directions of the stock market.  This requires different skills and techniques than predicting changes in the prices of individual securities.  In addition, a Portfolio’s ability to effectively hedge all or a portion of

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the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on securities indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Portfolio.  Inasmuch as a Portfolio’s securities will not duplicate the components of an index, the correlation will not be perfect.  Consequently, a Portfolio bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the securities indices. It is also possible that there may be a negative correlation between the index and a Portfolio’s securities that would result in a loss on both such securities and the options on securities indices acquired by the Portfolio.

The hours of trading for options may not conform to the hours during which the underlying securities are traded.  To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.  The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  The purchase of securities index options involves the risk that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the securities index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist.  If a Portfolio is unable to close out a call option on securities that it has written before the option is exercised, the Portfolio may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities.  If a Portfolio is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions.  Transactions using options (other than options that a Portfolio has purchased) may require the Portfolio to deliver securities or make a payment to another party. Under current regulatory requirements, a Portfolio will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential net obligation under the option not covered as provided in (i) above.  The Portfolios will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Custodian in the prescribed amount.  Under current SEC guidelines, the Portfolios will segregate assets to cover transactions in which the Portfolios write or sell options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets.  As a result, the commitment of a large portion of a Portfolio’s assets to cover or segregated accounts could impede portfolio management or the Portfolio’s ability to meet redemption requests or other current obligations.

Options on Futures Contracts.  The Portfolios may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.  Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.  Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options.  The Portfolios may engage in transactions involving dealer options as well as exchange-traded options.  Certain additional risks are specific to dealer options. While a Portfolio might look to a clearing corporation to exercise exchange-traded options, if the Portfolio were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised.  Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

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Exchange-traded options generally have a continuous liquid market while dealer options may not.  Consequently, a Portfolio may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it.  Similarly, when a Portfolio writes a dealer option, the Portfolio may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Portfolio originally wrote the option.  While the Portfolios will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Portfolios, there can be no assurance that the Portfolios will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration.  Unless a Portfolio, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Portfolio may be unable to liquidate a dealer option. With respect to options written by a Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio.  For example, because a Portfolio must maintain a secured position with respect to any call option on a security it writes, the Portfolio may not sell the assets that it has segregated to secure the position while it is obligated under the option.  This requirement may impair a Portfolio’s ability to sell portfolio securities at a time when such sale might be advantageous.

Structured Products

A Portfolio may invest in structured products, including instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives. For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a structured product is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a structured product may be increased or decreased, depending on changes in the value of the benchmark. An example of a structured product could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a structured product would be a combination of a bond and a call option on oil. Structured products can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Structured products may not bear interest or pay dividends. The value of a structured product or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured product. Under certain conditions, the redemption value of a structured product could be zero. Thus, an investment in a structured product may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of structured products also exposes a Portfolio to the credit risk of the issuer of the structured product. These risks may cause significant fluctuations in the net asset value of a Portfolio.

Credit-Linked Securities. Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain high yield or other fixed-income markets. For example, a Portfolio may invest in credit-linked securities as a cash management tool in order to gain exposure to the high yield markets and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Portfolio would receive as an investor in the trust. A Portfolio’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected

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that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Commodity-Linked Notes. Certain structured products may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked structured products may be either equity or debt securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. A Portfolio will only invest in commodity-linked structured products that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Structured Notes and Indexed Securities. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator.

Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. To the extent a Portfolio invests in these notes and securities, however, the relevant Sub-Adviser analyzes these notes and securities in its overall assessment of the effective duration of the Portfolio’s holdings in an effort to monitor the Portfolio’s interest rate risk. Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the Portfolio’s investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Spread Transactions

The Portfolios may purchase covered spread options from securities dealers.  These covered spread options are not presently exchange-listed or exchange-traded.  The purchase of a spread option gives the Portfolio the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Portfolio does not own, but which is used as a benchmark.  The risk to the Portfolios, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs.  The purchase of spread options will be used to protect a Portfolio against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities.  This protection is provided only during the life of the spread options.

Repurchase Agreements

The Portfolios may enter into repurchase agreements.  In a repurchase agreement, an investor purchases a security (known as the “underlying security”) from a securities dealer or bank.  Any such dealer or bank must be deemed creditworthy by the Adviser or relevant Sub-Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date.  The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Portfolio on repurchase.  In either case, the income to the Portfolio generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be “fully collateralized,” in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price.  Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

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Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Portfolios to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities.  In the event of a bankruptcy or other default by the seller of a repurchase agreement, a Portfolio could experience both delays in liquidating the underlying security and losses.  These losses could result from: (a) possible declines in the value of the underlying security while the Portfolio is seeking to enforce its rights under a repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Futures Contracts

Futures are standardized, exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made.  Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained.  Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position.  Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when a Portfolio purchases or sells a security, no price would be paid or received by the Portfolio upon the purchase or sale of a futures contract.  Upon entering into a futures contract, and to maintain the Portfolio’s open positions in futures contracts, the Portfolio would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.”  The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract.  Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin.  However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.”  Each Portfolio expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date.  Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date.  If a Portfolio sells a futures contract and the offsetting purchase price is less than the original sale price, a Portfolio realizes a gain; if it is more, the Portfolio realizes a loss.  Conversely, if a Portfolio purchases a futures contract and the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realized a loss.  The transaction costs must also be included in these calculations.  There can be no assurance, however, that a Portfolio will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time.  If a Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 10 pounds sterling multiplied by the level of the UK FTSE 100 Index on a given future date. Settlement of a securities index futures contract may or may not be in the underlying instrument or index.  If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the securities index futures contract expires.

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When-Issued, Forward Commitments and Delayed Settlements. The Portfolios may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis.  In this event, under current regulatory requirements, the Custodian (as defined under the section entitled “Custodian”) will segregate liquid assets equal to the amount of the commitment in a separate account.  Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment.  In such a case, the Portfolio may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Portfolio’s commitment.  It may be expected that the Portfolio’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Portfolios do not intend to engage in these transactions for speculative purposes but only in furtherance of their respective investment objectives.

The Portfolios will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases the Portfolio may realize a taxable capital gain or loss.  When a Portfolio engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in the Portfolio incurring a loss or missing an opportunity to obtain a price credited to be advantageous. As described below, the SEC adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions, which include when-issued, forward commitment and delayed settlement securities, by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and coverage transactions.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Portfolio starting on the day the Portfolio agrees to purchase the securities.  A Portfolio does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Illiquid Investments and Restricted Securities

Pursuant to Rule 22e-4 under the 1940 Act, a Portfolio may not acquire any “illiquid investment” if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Trustees have approved the designation of the Adviser to administer the Trust’s liquidity risk management program and related procedures. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the 1933 Act and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers).  Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid investments may be subject to the potential for delays on resale and uncertainty in valuation.  The Portfolios might be unable to dispose of illiquid investments promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders.  The Portfolios might have to register restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the 1933 Act, including foreign securities.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.  Rule 144A under the 1933 Act allows such a

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broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resale of certain securities to qualified institutional buyers.  Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL market system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by FINRA.

Under guidelines adopted by the Trust’s Board, the Adviser of the Portfolios may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the 1933 Act, are liquid even though they are not registered.  A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer.  In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organization (“NRSRO”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Portfolio’s assets invested in illiquid investments if institutional buyers are unwilling to purchase such securities.

Lending Portfolio Securities

For the purpose of achieving income, a Portfolio may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. government securities or cash or cash equivalents (cash, U.S. government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Portfolio may at any time call the loan and obtain the return of securities loaned, (3) the Portfolio will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Portfolio.

Short Sales

A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments.  A short sale is a transaction in which the Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security.  The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Portfolio cover its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

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To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale).  A Portfolio does not intend to enter into short sales (other than short sales “against the box”) if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Portfolio’s net assets. This percentage may be varied by action of the Board of Trustees. A short sale is “against the box” to the extent the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. As described below, the SEC adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions, which may include short sales in some cases, by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and coverage transactions.

Swap Agreements

The Portfolios may enter into interest rate, index (including inflation index), currency exchange rate, total return or other types of swap agreements in an attempt to obtain a particular desired return at a lower cost to a Portfolio than if it had invested directly in an instrument that yielded that desired return. Over-the-counter (“OTC”) swap agreements are bilateral contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.  In a standard OTC swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or change in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.  The “notional amount” of the swap agreement is only a hypothetical amount on which to calculate the obligations the parties to a swap agreement have agreed to exchange.  A Portfolio’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio legally required to settle in cash on a net basis). Under current regulatory requirements for OTC swaps legally required to settle in cash on a net basis, any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Portfolio’s portfolio. For swaps not legally required to settle in cash, a Portfolio will cover the full notional amount the Portfolio is obligated to pay to the swap counterparty on a daily marked-to-market basis after taking into account amounts posted for the benefit of the counterparty as margin and amounts owed to the Portfolio by the counterparty. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments require the clearing and exchange-trading of certain standardized OTC derivative instruments that the CFTC and SEC have defined as “swaps.” The CFTC has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing.  For centrally-cleared swaps, the Portfolio will make an initial margin payment and subsequent variation margin payments to its broker similar to the futures trading context described above. Uncleared swaps are subject to margin requirements that are being implemented on a phased-in basis, which will require the Portfolio to make variation margin payments and may require the Portfolio to make initial margin payments to its broker for such swap agreements similar to the futures trading context described above.

Whether a Portfolio’s use of swap agreements enhances the Portfolio’s total return will depend on the ability of the Adviser or relevant Sub-Adviser to correctly predict whether certain types of investments are likely to produce greater returns than other investments.  Because OTC swaps are bilateral contracts and may have terms of greater than seven days, they may be considered to be illiquid.  Exchange-trading of swaps is intended to make them more liquid, but there is no guarantee that they can be considered liquid for 1940 Act purposes. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or central clearing counterparty, as applicable. The Portfolios will enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Portfolios’ repurchase agreement guidelines. It is possible that developments in the swaps market, including additional government regulation, could adversely affect the Portfolios’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements. As described below, the SEC adopted a final rule related to the use of derivatives,

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reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and coverage transactions.

Certain Investment Techniques and Derivatives Risk

When a Portfolio uses investment techniques such as margin, leverage and short sales, and forms of financial derivatives, such as options and futures, an investment in a Portfolio may be more volatile than investments in other mutual funds.  Although the intention is to use such investment techniques and derivatives to minimize risk to the Portfolios, as well as for speculative purposes, there is the possibility that improper implementation of such techniques and derivative strategies or unusual market conditions could result in significant losses to the Portfolios. Derivatives are used to limit risk in the Portfolios or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction anticipated; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Portfolio’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less than the required minimum holding period, which could leave the Portfolio worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences. In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

In addition, the SEC recently adopted Rule 18f-4 under the 1940 Act which will regulate the use of derivatives for certain investment companies (the “Derivatives Rule”). The Derivatives Rule will require, among other things, that certain entities adopt a derivatives risk management program, comply with limitations on leveraged-related risk based on a relative “value-at-risk” test and update reporting and disclosure procedures. Although the full impact of the Derivatives Rule on the Portfolios remains uncertain, these requirements may limit the ability of a Portfolio to use derivatives, short sales, and reverse repurchase agreements and similar financing transactions as part of its investment strategies, as well as increase a Portfolio’s expenses.  Compliance with Rule 18f-4 will be required by August 2022.

Market Disruptions Risk

The Portfolios are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause a Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolios’ service providers rely, and could otherwise disrupt the ability of the Portfolios’ service providers to perform essential tasks.

The spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolios hold, and may adversely affect the Portfolios’ investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things: quarantines and travel restrictions, including border closings, strained healthcare systems, event cancellations, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the market place and greater overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This

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crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolios. In certain cases, an exchange or market may close or issue trading halts on specific securities or even the entire market, which may result in the Portfolios being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price their investments.

Master Limited Partnerships.  Securities of master limited partnerships (“MLPs”) are listed and traded on U.S. securities exchanges. The value of an MLP fluctuates predominately based on its financial performance, as well as changes in overall market conditions. Investments in MLPs involve risks that differ from investments in common stocks, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.

Portfolio Turnover

The Global Atlantic BlackRock High Yield Portfolio and the Global Atlantic Goldman Sachs Core Fixed Income Portfolio may engage in active short-term trading to benefit from price disparities among different issues of securities or among the markets for equity securities, or for other reasons. As a result of active management, it is anticipated that the portfolio turnover rate of the Portfolio may vary greatly from year to year as well as within a particular year, and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings, cash requirements for redemption of shares and by requirements which enable the Portfolio to receive favorable tax treatment. The Portfolio is not restricted by policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions as well as market prices may dictate. It can change from year to year without notice.

Temporary Defensive Positions

To respond to adverse market, economic, political or other conditions, a Portfolio may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments.  The Portfolios may be invested in these instruments for extended periods, depending on the Adviser’s assessment of market conditions.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities and repurchase agreements.  While a Portfolio is in a defensive position, the opportunity to achieve its investment objective will be limited.  Furthermore, to the extent that a Portfolio invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Portfolio would bear its pro-rata portion of such money market funds’ advisory fees and operational fees.  A Portfolio may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

From time to time, a Portfolio may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as a Portfolio, and the acquisition is determined to be beneficial to Portfolio shareholders (“Voluntary Action”). Notwithstanding any percentage investment limitation listed under the “Investment Restrictions” section or any percentage investment limitation of the 1940 Act or rules thereunder, if a Portfolio has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and the Portfolio will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, prior to the receipt of the securities or instruments and after announcement of the offering, the Portfolio sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired.

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Operational Risks

An investment in a Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers, natural disasters and other unanticipated events.  In particular, these errors or failures as well as other technological issues may adversely affect the Portfolios’ ability to calculate their NAVs in a timely manner, including over an extended period. While the Portfolios seek to minimize such events through controls and oversight, there may still be failures that could causes losses to a Portfolio.  In addition, as the use of technology increases, a Portfolio may be more susceptible to operational risks through breaches in cyber security.  A breach in cyber security refers to both intentional and unintentional events that may cause a Portfolio to lose proprietary information, suffer data corruption, or operational capacity.  As a result, a Portfolio may incur regulatory penalties, reputational damage, additional compliance costs associated with corrected measures and/or financial loss.  In addition, cyber security breaches of a Portfolio’s third party service providers or issuers in which a Portfolio invests may also subject a Portfolio to many of the same risks associated with direct cyber security breaches.

Each Portfolio relies on various sources to calculate its NAV. Therefore, each Portfolio is subject to certain operational risks associated with reliance on third-party service providers and data sources. NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of a Portfolio’s NAV and/or the inability to calculate NAV over extended time periods. The Portfolios may be unable to recover any losses associated with such failures.

Liquidation of Portfolios

The Board may determine to close and liquidate a Portfolio at any time. A beneficial owner of a liquidating Portfolio will not be entitled to any refund or reimbursement of expenses borne, directly or indirectly, by the beneficial owner (such as portfolio expenses), and the liquidating distribution may be less than the original investment. The timing of any liquidation may not be favorable to certain beneficial owners.

Regulation as a Commodity Pool Operator

The Adviser, with regard to its operation of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term commodity pool operator (“CPO”) under the Commodity Exchange Act (“CEA”), as amended, and the rules of the CFTC promulgated thereunder.  Accordingly, the Adviser and the Portfolios are not expected to be subject to registration or regulation as commodity pools under the CEA. The Adviser is not currently deemed to be a CPO with respect to its service as investment adviser to the Portfolios. To the extent that the Adviser is, or becomes, no longer eligible to claim an exclusion from CFTC registration, the Portfolios may consider steps necessary for the Adviser to continue to qualify for exemption from CFTC regulation, or may determine to be operated subject to CFTC regulation. A Portfolio operated subject to CFTC regulation, now or in the future, may incur additional expenses.

INVESTMENT RESTRICTIONS

The Portfolios have adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the relevant Portfolio which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Portfolio represented at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Portfolio.

If a restriction on a Portfolio’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of the Portfolio’s assets invested in certain securities or other instruments, or change in average duration of the Portfolio’s investment portfolio, resulting from changes in the value of the Portfolio’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law and any borrowings that exceed the 300% requirement discussed below will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with such requirement.

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Unless otherwise indicated, all fundamental and non-fundamental investment restrictions apply on a Portfolio-by-Portfolio basis.

1.                                      Borrowing Money.  A Portfolio will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Portfolio’s total assets at the time when the borrowing is made.

2.                                      Senior Securities.  A Portfolio will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Portfolio, provided that the Portfolio’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.                                      Underwriting.  A Portfolio will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Portfolios may be deemed an underwriter under certain federal securities laws.

4.                                      Real Estate.  A Portfolio will not purchase or sell real estate.  This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude a Portfolio from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.                                      Commodities.  A Portfolio will not purchase or sell physical commodities unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude a Portfolio from purchasing or selling options or futures contracts, swaps or other financial instruments, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.                                      Loans.  A Portfolio will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.                                      Concentration.  A Portfolio will not invest 25% or more of its total assets in a particular industry or group of industries.  A Portfolio will not invest 25% or more of its total assets in any investment company that so concentrates.  This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.  This limitation is also not applicable to securities of other investment companies.

With respect to investment restriction 6, a Portfolio is not restricted from holding loans as collateral or otherwise owning loans for investment purposes so long as the Portfolio abides by its investment objectives, investment restrictions and all 1940 Act requirements.

With respect to the final sentence of investment restriction 7, investments in other investment companies shall not be considered an investment in any particular industry.

THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF EACH PORTFOLIO. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

1.                                      Pledging.  A Portfolio will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Portfolio except as may be necessary in connection with borrowings described in limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

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2.                                      Borrowing.  A Portfolio will not purchase any security while borrowings representing more than one third of its total assets are outstanding.

3.                                      Margin Purchases.  A Portfolio will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Portfolios for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investment techniques.

4.                                      Illiquid Investments.  A Portfolio will not invest 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.  If, through a change in values, net assets or other circumstances, a Portfolio was in a position where more than 15% of its net assets was invested in illiquid securities, it would consider taking means to reduce its holdings of illiquid securities back down to 15% or less.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of the Portfolios’ portfolio holdings.  These policies and procedures are designed to ensure that such disclosure is in the best interests of the Portfolios’ shareholders.

It is the Trust’s policy to: (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust’s shareholders and those of the Trust’s affiliates.

Each Portfolio discloses its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period.  In addition, each Portfolio will disclose its portfolio holdings reports on Form N-CSR approximately two months after the end of each semi-annual period, and on Form N-PORT, which will be publicly available approximately 30 days after a Portfolio’s first and third fiscal quarters. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Each Portfolio will post to http://connect.rightprospectus.com/globalatlanticportfolios,  a complete list of its portfolio holdings as of the last calendar day of each month approximately 30 days following the end of the month. Each Portfolio’s portfolio holdings will remain available on the website noted above at least until the next monthly update.

Under limited circumstances, as described below, the Portfolios’ holdings may be disclosed to, or known by, certain third parties in advance of their website posting or filing with the SEC on Form N-CSR or Form N-PORT.  In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential and is prohibited from entering personal securities transactions based on the information obtained. Neither the Portfolios nor the Adviser receives any compensation or consideration in exchange for the receipt of portfolio holdings information.

●                  The Adviser or Sub-Advisers.  Personnel of the Adviser or Sub-Advisers, including personnel responsible for managing the Portfolios’ investment portfolios, may have full daily access to the Portfolios’ investment holdings since that information is necessary in order for the Adviser or Sub-Advisers to provide management, administrative, and investment services to the Portfolios.  As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, the Adviser’s or Sub-Advisers’ personnel may also release and discuss certain portfolio holdings with various broker-dealers and other trading intermediaries.

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●                  The Bank of New York Mellon.  The Bank of New York Mellon is the administrator, fund accountant and custodian for each Portfolio; therefore, its personnel have full daily access to the Portfolios’ holdings since that information is necessary in order for it to provide the agreed-upon services for the Trust.

●                  BNY Mellon Investment Servicing (US) Inc.   BNY Mellon Investment Servicing (US) Inc. is the transfer agent for each Portfolio; therefore, its personnel have full daily access to each Portfolio’s holdings since that information is necessary in order for it to provide the agreed-upon services for the Trust.

●                  RSM US LLP.  RSM US LLP is the Portfolios’ independent registered public accounting firm; therefore, its personnel have access to the Portfolios’ holdings in connection with auditing of the Portfolios’ financial statements and providing other audit, tax and related services to the Portfolios.

●                  Dechert LLP.  Dechert LLP is counsel to the Portfolios; therefore, its personnel have access to the Portfolios’ holdings in connection with the review of the Portfolios’ annual and semi-annual shareholder reports and SEC filings and in order to provide other agreed-upon services to the Trust.

●                  Forethought Life Insurance Company and Commonwealth Annuity and Life Insurance Company. The Portfolios are sold to insurance company separate accounts of Forethought Life Insurance Company and Commonwealth Annuity and Life Insurance Company.  Each insurance company may request due diligence information from time to time on various aspects of each Portfolio’s holdings, to gauge and manage risk and asset class exposure and for other due diligence purposes.

●                  Rating Agencies.  The Portfolios may choose to make portfolio holdings information available to rating agencies such as Lipper, Morningstar or Bloomberg in order to facilitate such rating agencies’ review of the Portfolios.

●                  KKR & Co. Inc. KKR & Co. Inc., a parent company of the Adviser, and/or its affiliates may request information from time to time on various aspects of each Portfolio’s holdings for compliance and/or regulatory purposes.

●                  Global Atlantic Financial Group Limited.  Global Atlantic Financial Group Limited, a parent company of the Adviser, and/or its affiliates may request due diligence information from time to time on various aspects of each Portfolio’s holdings, to gauge and manage risk and asset class exposure and for other due diligence purposes.

●                  Bloomberg L.P.  The Portfolios make portfolio holdings information available to Bloomberg L.P. to facilitate the receipt of portfolio and risk analytics for each of the Portfolios.

●                  Foreside Fund Officer Services, LLC.  Foreside Fund Officer Services, LLC provides Principal Financial Officer/Treasurer services to the Portfolios; therefore, its personnel have access to the Portfolios’ holdings since that information is necessary in order to provide the agreed-upon services for the Trust.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Portfolios from the potential misuse of holdings information by individuals or firms in possession of that information.

Global Atlantic BlackRock Portfolios. BlackRock has ongoing arrangements to disclose non-public portfolio holdings information to Institutional Shareholder Services, which provides proxy services to BlackRock and receives portfolio holdings information in connection with the provision of those services.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio. GSAM has ongoing arrangements to disclose non-public portfolio holdings information to its affiliates and Institutional Shareholder Services, which provides proxy services to GSAM and receives portfolio holdings information in connection with the provision of those services. GSAM may also disclose non-public information to dealer counterparties which execute transactions with (and/or clear transactions for) the Global Atlantic Goldman Sachs Core Fixed Income Portfolio.

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The Administrator shall review initial registration statements and post-effective amendments to ensure that the disclosure referenced above is included in the Portfolios’ prospectus and continues to be accurate. The process shall be subject to review by the Chief Compliance Officer.

MANAGEMENT

Board Leadership Structure

The business of the Trust is managed under the direction of the Board in accordance with the Amended and Restated Agreement and Declaration of Trust and the Trust’s By-laws (the “Governing Documents”), which have been filed with the SEC and are available upon request. The Board consists of five individuals, three of whom are not “interested persons” (as defined under the 1940 Act) of the Trust and the Adviser (“Independent Trustees”). Pursuant to the Governing Documents, the Trustees shall elect officers including a President, a Secretary, a Treasurer and a Chief Compliance Officer.  The Board has delegated day-to-day management of the affairs of the Trust to the Adviser and other service providers, but oversees the Trust’s operations and retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Board meets regularly, generally at least 4 times each year, and will also hold special meetings to address matters arising between regular meetings. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Robert M. Arena, Jr. has served as the Chairman of the Board since the Trust was organized in 2013.  Under the Trust’s Governing Documents, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including, generally, (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. Mark Garbin serves as the lead independent trustee of the Trust (“Lead Independent Trustee”).  The Lead Independent Trustee’s responsibilities include (a) liaising with management and the other Independent Trustees regarding various issues, (b) liaising with management on the meeting agenda prior to each Board meeting, (c) serving as chair of meetings of the Independent Trustees and coordinating any communication or follow-up arising therefrom, (d) liaising with counsel on the Independent Trustees’ request for information in connection with the Board’s annual consideration of the renewal of advisory and sub-advisory contracts, (e) reviewing the annual Board self-assessment materials and (f) liaising and communicating with counsel, service providers and others on behalf of the Independent Trustees.

The Board has established two standing committees to facilitate the Board’s oversight of the management of the Trust: the Audit Committee and the Nominating and Governance Committee. Each Committee is chaired by an Independent Trustee.  Specifically, Joseph E. Breslin and Mitchell E. Appel serve as chair of the Audit Committee and Nominating and Governance Committee, respectively. The Board may establish other committees from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. Additional information regarding the Committees is included below.

The Trust believes that the Chairman, Lead Independent Trustee and the independent chairs of each Committee, and, as an entity, the full Board, provides effective leadership that is in the best interests of the Trust, its Portfolios and their shareholders.  The Trust’s leadership structure is appropriate because it allows the Trustees to effectively oversee the Trust.

Board Risk Oversight

The Board of Trustees is comprised of Mr. Arena, Ms. Ribet and three Independent Trustees with a standing independent Audit Committee with a separate chair.  The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial and reporting risk within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

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Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including their: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.  Below is a brief description of the individual merits of each Trustee that contributed to the Board’s conclusion that the individual should serve on the Board.  No one factor is determinative in assessing a Trustee’s qualifications. For additional information regarding each Trustee, please see the “Trustees and Officers” section.

Independent Trustees

Mitchell E. Appel: Mr. Appel has significant business experience in the financial services industry.  He has served in a variety of executive positions with asset management firms and serves as a director to other mutual funds.

Joseph E. Breslin: Mr. Breslin is an attorney and consultant with significant experience as an investment management executive. He has served as the chief operating officer or general counsel of several registered investment advisers and serves on other fund boards.  The Board has determined that his qualifications and experience make him an “audit committee financial expert.”

Mark Garbin: Mr. Garbin is an investment consultant with significant experience as a capital markets and asset management executive.  He has experience in valuation and risk management matters and serves on other mutual fund boards.

Interested Trustee

Robert M. Arena, Jr.: Mr. Arena has extensive experience in the financial services industry, including as an executive of the Adviser, its parent company and certain other affiliates. He has previously served in various senior management positions focused in the annuity and asset management businesses.

Barrie Ribet: Ms. Ribet has significant business experience in the financial services industry, including extensive experience in structured finance.

Trustees and Officers

The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below.  Unless otherwise noted, the address of each Trustee and Officer is c/o Global Atlantic Investment Advisors, LLC, 10 West Market Street, Suite 2300, Indianapolis, Indiana 46204.

Independent Trustees

Name and Year of Birth	Position/ Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin (1951)	Trustee since 2013	Mr. Garbin serves as Managing Principal of Coherent Capital Management LLC (since 2007).	16	Mr. Garbin serves as Director of OHA CLO Enhanced Equity II Genpar LLP (since 2021), Carlyle Tactical Private Credit Fund (since 2018), iCapital KKR Private Markets Fund (Formerly Altegris KKR

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Name and Year of Birth	Position/ Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Commitments Fund) (since 2014), Two Roads Shared Trust (since 2012), Northern Lights Fund Trust (since 2013), and Northern Lights Variable Trust (since 2013). Previously, Mr. Garbin served as Director of Oak Hill Advisors Mortgage Strategies Fund (Offshore) (2014—2017).

Mitchell E. Appel (1970)	Trustee since 2013	Mr. Appel serves as President of Value Line Funds (since 2008), as Chief Financial Officer (since 2008) and President (since 2009) of EULAV Securities LLC, and as Chief Executive Officer (since 2009) of EULAV Asset Management.	16	Mr. Appel serves as Director of Value Line Funds (since 2010) and EULAV Asset Management (since 2010).
Joseph E. Breslin (1953)	Trustee since 2013	Mr. Breslin serves as Senior Counsel of White Oak Global Advisors, LLC (since 2016) and has provided consultant services to investment managers (since 2009). Previously, Mr. Breslin served as Counsel of Common fund (2014 — 2016).	16

Mr. Breslin serves as Director of Kinetics Mutual Funds, Inc. (since 2000), Kinetics Portfolios Trust (since 2000) and Northern Lights Fund Trust IV (since 2015). Previously, Mr. Breslin served as Director of BlueArc Multi-Strategy Fund (2014 — 2017) and Hatteras Trust (2004 — 2016).

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Interested Trustees and Officers of the Trust

Name and Year of Birth	Position/ Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Robert M. Arena, Jr. (1968)(2)	Trustee since 2013

Mr. Arena serves as Co-President of The Global Atlantic Financial Group LLC (since 2022); as Director and Co-President of Global Atlantic Financial Group Limited (“GAFGL”) (since 2021); as President and Head of Life and Retirement of Ariel Re (Holdings) Limited and Global Atlantic Financial Life Limited (since 2020); as Director and Co-President of Global Atlantic Financial Limited (formerly Commonwealth Re Midco Limited) (since 2019 and 2021, respectively); as Director, Chairman and Co-President of Global Atlantic Financial Company (“GAFC”) (since 2017, 2021 and 2021, respectively); as Director and Co-President of Global Atlantic (Fin) Company (since 2017 and 2021, respectively); as Director, Chairman and President of Forethought Life Insurance Company (“FLIC”) (since 2016, 2017 and 2016, respectively); as Director, Chairman and President of Commonwealth Annuity and Life Insurance Company (“CWA”) and First Allmerica Financial Life Insurance Company (“FAFLIC”) (since 2017, 2017 and 2021, respectively); as Director, Chairman and President of Accordia Life and Annuity Company (“Accordia”) (since 2016, 2017 and 2021, respectively); as Manager and Chairman of Global Atlantic Investment Advisors, LLC (“GAIA”) (since 2016); and as Manager, Chairman and President of

			16	None

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Name and Year of Birth	Position/ Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Global Atlantic Distributors, LLC (“GAD”) (since 2012, 2012 and 2013, respectively). Mr. Arena holds and has previously held comparable positions with GAIA, GAD, FLIC, CWA, and certain other companies affiliated with GAIA.

Barrie Ribet(3) 1982	Trustee since 2021

Ms. Ribet serves as Managing Director of GAFC (since 2017); as Managing Director of FLIC, CWA, Accordia, and FAFLIC (since 2019); as Managing Director of Global Atlantic Equipment Management, LLC (since 2021); as Director and Chief Executive Officer of Emporium Holdco Inc. and eRESI Holdings, Inc. (since 2021); as Manager and Chief Executive Officer of eRESI Capital Holdco LLC (since 2021); as Chief Executive Officer of eRESI Capital LLC (since 2021) and as Director of Infinity Transportation Equipment Leasing, LLC (since 2021). Previously, Ms. Ribet served as Senior Vice President, Head of Asset Origination of GAFC (from 2015 to 2017).

			16	None
Eric Todd 1969	President and Chief Executive Officer since 2021

Mr. Todd is currently Chief Product Officer of GAFC, he also serves as Managing Director of GAFC (since 2015); Manager, President and Chief Investment Officer of GAIA (since 2013); Manager of GAD (since 2016); Director and Managing Director of FLIC (since 2014 and 2018,

			N/A	N/A

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Name and Year of Birth	Position/ Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years respectively); and Director and Managing Director of CWA, FAFLIC and Accordia (since 2017 and 2018, respectively).
Deborah Schunder (1967)	Vice President since 2014

Ms. Schunder serves as Senior Vice President, Head of Investment Product Management, Sales Planning and Sales Compensation of GAFC (since 2022). Previously, Ms. Schunder served as Senior Vice President, Head of Investment Product Management, Sales Reporting, Analytics and Compensation of GAFC (2020-2022). Previously, Ms. Schunder served as Vice President of Investment Product Management of GAFC (2013 — 2020).

			N/A	N/A
Trent M. Statczar (1971)	Treasurer and Principal Financial Officer since 2019 Principal Accounting Officer since 2021	Mr. Statczar serves as Senior Director of Foreside Management Services, LLC (since 2008).	N/A	N/A
Sarah M. Patterson (1976)	Secretary/Chief Legal Officer since 2013

Ms. Patterson serves as Managing Director, General Counsel for Individual Markets and Assistant Secretary for FLIC, Accordia, FAFLIC, CWA and GAFC (since 2019, 2020, and 2014, respectively); as Secretary of GAIA (since 2016); as Managing Director, General Counsel and Secretary of Global Atlantic Insurance Network (since 2019); and as Assistant Secretary of GAD (since 2016). Previously Ms. Patterson served as Associate General Counsel of FLIC, Accordia, FAFLIC, CWA and GAFC (2014- 2020), Senior Vice President (2016 — 2019).

			N/A	N/A

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Name and Year of Birth	Position/ Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
David Capalbo (1968)	Chief Compliance Officer since 2018

Mr. Capalbo serves as Vice President of Investment Compliance of GAFC (since 2022); Vice President of Compliance Operations of GAFC (since 2021); as Chief Compliance Officer and Vice President of GAIA (since 2018 and 2022, respectively); as Vice President, SEC 38a-1 Chief Compliance Officer and Deputy Anti-Money Laundering Officer of CWA, FAFLIC and FLIC (since 2021, 2021 and 2022, respectively); and Vice President of Accordia (since 2021). Previously, Mr. Capalbo served as Assistant Vice President of GAIA (2018 — 2022) and Assistant Vice President and Senior Compliance Officer of GAFC (2016 — 2021).

			N/A	N/A
Elizabeth Constant (1976)	Assistant Secretary since 2017

Ms. Constant serves as Vice President and Assistant General Counsel of GAFC (since 2020) and Vice President, Assistant General Counsel and Assistant Secretary of FLIC (since 2021). Previously, Ms. Constant served as Assistant Vice President and Legal Counsel (2016 — 2020) and Associate Counsel (2014 — 2016) of GAFC.

			N/A	N/A

(1)         The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

(2)         Mr. Arena is an interested person of the Trust because he is an officer of GAFGL.

(3)         Ms. Ribet is an interested person of the Trust because she is Managing Director of GAFC.

Audit Committee.  The Board has an Audit Committee that consists solely of Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls.  The Audit Committee operates pursuant to an Audit Committee Charter.  Joseph E. Breslin is Chairman of the Audit Committee.  During the past fiscal year, the Audit Committee held four meetings.

Nominating and Governance Committee.  The Trust has a Nominating and Governance Committee, which is comprised of the independent members of the Board of Trustees. The Nominating and Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary.  The Nominating and Governance Committee generally will not consider shareholder nominees.  During the past fiscal year, the Nominating and Governance Committee held one meeting.

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Compensation of Trustees.  Effective January 1, 2022, the Trust pays each Independent Trustee $105,000, as well as reimbursement for any reasonable expenses incurred attending Trust meetings, to be paid quarterly. The retainer covers up to five in-person Board meetings and one telephonic Board meeting. Furthermore, each Independent Trustee receives an additional $5,000 for each additional in-person Board meeting and $2,500 for each additional telephonic Board meeting. The Lead Independent Trustee receives an additional $10,000 and each Committee Chairman receives an additional $5,000. No “interested persons” who serve as a Trustee of the Trust will receive any compensation for their services as Trustee. None of the executive officers receive compensation from the Trust. The table below details the amount of compensation the Trustees received from the Trust during the fiscal year ended December 31, 2021. The Trust does not have a bonus, profit sharing, deferred compensation, pension or retirement plan.

Name of Trustee	Aggregate Compensation From Trust(1)	Total Compensation From Trust and Fund Complex Paid to Trustees
Mark Garbin	$115,000	$115,000
Mitchell E. Appel	$110,000	$110,000
Joseph E. Breslin	$110,000	$110,000
Robert M. Arena	$0	$0
Barrie Ribet	$0	$0

(1)Trustees’ fees are allocated ratably to each Portfolio in the Trust.

Trustees’ Ownership of Shares in the Portfolios.  As of December 31, 2021, the Trustees beneficially owned the following amounts in each Portfolio:

Name of Trustee	Dollar Range of Equity Securities in Each Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Mark Garbin	None	None
Mitchell E. Appel	None	None
Joseph E. Breslin	None	None
Robert M. Arena	None	None
Barrie Ribet	None	None

Management Ownership

The Trustees and officers, as a group, owned 0.00% of the Portfolios’ outstanding shares as of April 1, 2022.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Portfolio. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control.

As of April 1, 2022, the following shareholders were principal shareholders and control persons of the relevant Portfolios. As of April 1, 2022, no shareholder owned Class II shares of the Global Atlantic Goldman Sachs Core Fixed Income Portfolio or Class III shares of the Portfolios.

Name & Address	Class I	Class II
Global Atlantic BlackRock Allocation Portfolio Commonwealth Annuity and Life Insurance Company One Security Benefit Place Topeka, Kansas 66636	100%	100%

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Name & Address	Class I	Class II
Global Atlantic BlackRock Disciplined Core Portfolio Commonwealth Annuity and Life Insurance Company One Security Benefit Place Topeka, Kansas 66636	100%	100%
Global Atlantic BlackRock Disciplined Growth Portfolio Commonwealth Annuity and Life Insurance Company One Security Benefit Place Topeka, Kansas 66636	100%	100%
Global Atlantic BlackRock Disciplined International Core Portfolio Commonwealth Annuity and Life Insurance Company One Security Benefit Place Topeka, Kansas 66636	100%	100%
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio Commonwealth Annuity and Life Insurance Company One Security Benefit Place Topeka, Kansas 66636	100%	100%
Global Atlantic BlackRock Disciplined Value Portfolio Commonwealth Annuity and Life Insurance Company One Security Benefit Place Topeka, Kansas 66636	100%	100%
Global Atlantic BlackRock High Yield Portfolio Commonwealth Annuity and Life Insurance Company One Security Benefit Place Topeka, Kansas 66636	100%	100%
Global Atlantic Goldman Sachs Core Fixed Income Portfolio Commonwealth Annuity and Life Insurance Company One Security Benefit Place Topeka, Kansas 66636	100%	None

INVESTMENT ADVISER AND SUB-ADVISERS

The Adviser of the Portfolios is Global Atlantic Investment Advisors, LLC (the “Adviser”), located at 10 West Market Street, Suite 2300, Indianapolis, Indiana 46204. Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Portfolios (the “Advisory Agreement”), the Adviser, subject to the supervision of the Board of the Trust, and in conformity with the stated policies of the Portfolios, manages the operations of the Portfolios. Global Atlantic (Fin) Company (“GAFC”), a Delaware corporation, owns 100% of the Adviser. GAFC is a direct, wholly owned subsidiary of Global Atlantic Financial Limited, which in turn is a wholly owned subsidiary of Global Atlantic Financial Group Limited (“GAFGL”).  GAFGL is a direct wholly owned subsidiary of The Global Atlantic Financial Group LLC which is majority-owned by KKR Magnolia Holdings LLC, which is controlled by KKR & Co. Inc.

The Adviser utilizes a “manager of managers” structure in which the Adviser retains sub-advisers to select investments for the Portfolios. The Trust and the Adviser were granted an exemptive order from the SEC (the “Manager of Managers Order”) that allows the Adviser to hire a new sub-adviser or sub-advisers without shareholder approval. Within 90 days after hiring any new sub-adviser, the Portfolios’ contract holders will receive information about the new sub-advisory relationship.

Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of each Portfolio in accordance with applicable law and the investment objective, policies and restrictions set forth in the Portfolio’s current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment adviser to the Portfolios and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Portfolios in a manner consistent

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with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Portfolios, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers.  Notwithstanding the foregoing, the Advisory Agreement provides that the Adviser may engage one or more sub-advisers to make investment decisions on its behalf for all or a portion of a Portfolio.  The Adviser also provides the Portfolios with all necessary office facilities and personnel for servicing the Portfolios’ investments and compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Portfolios or the Adviser performing services relating to research, statistical and investment activities.

In addition, the Adviser, subject to the supervision of the Board of Trustees, provides the management and administrative services necessary for the operation of the Portfolios.  These services include providing facilities for maintaining the Trust’s organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Portfolios; preparing all general shareholder communications and conducting shareholder relations; maintaining the Portfolios’ records and the registration of the Portfolios’ shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the Portfolios; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

The Adviser entered into a sub-advisory agreement with BlackRock on behalf of the Global Atlantic BlackRock Portfolios and compensates BlackRock.  BlackRock is a wholly owned subsidiary of BlackRock, Inc.

The Adviser entered into a sub-advisory agreement with GSAM on behalf of the Global Atlantic Goldman Sachs Core Fixed Income Portfolio and compensates GSAM.  GSAM is a Delaware limited partnership and an indirect, wholly-owned subsidiary of The Goldman Sachs Group Inc.  GSAM Holdings LLC, a wholly owned subsidiary of The Goldman Sachs Group, Inc. is the general partner and GSAM Holdings II LLC, a wholly owned subsidiary of GSAM Holdings LLC, is the limited partner.  The Goldman Sachs Group, Inc. is a Delaware corporation.  Advisory Services are provided by Goldman Sachs Asset Management, L.P.

The following table sets forth the annual advisory fee rate payable by the Portfolios to the Adviser pursuant to the Advisory Agreement, expressed as a percentage of the Portfolios’ average daily net assets, computed daily and payable monthly:

PORTFOLIOS	TOTAL ADVISORY FEE
Global Atlantic BlackRock Allocation Portfolio	0.22% on first $1 billion
0.21% on next $1 billion
0.20% over $2 billion
Global Atlantic BlackRock Disciplined Core Portfolio	0.39% on first $1 billion
0.37% on next $1 billion
0.35% over $2 billion
Global Atlantic BlackRock Disciplined Growth Portfolio	0.37% on first $250 million
0.35% on next $250 million
0.34% on next $500 million
0.32% over $1 billion
Global Atlantic BlackRock Disciplined International Core Portfolio	0.60% on first $500 million
0.58% on next $500 million
0.55% over $1 billion
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	0.54% on first $250 million
0.53% on next $250 million
0.51% on next $500 million
0.48% over $1 billion

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PORTFOLIOS	TOTAL ADVISORY FEE
Global Atlantic BlackRock Disciplined Value Portfolio	0.45% on first $1 billion
0.43% on next $1 billion
0.41% over $2 billion
Global Atlantic BlackRock High Yield Portfolio	0.50% on first $1 billion
0.48% on next $1 billion
0.46% over $2 billion
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	0.34% on first $250 million
0.32% on next $250 million
0.26% over $500 million

Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Trust.  Under the terms of the Advisory Agreement, the Portfolios are responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser (c) the fees and certain expenses of the Custodian (as defined under the section entitled “Custodian”) and Transfer and Dividend Disbursing Agent (as defined under the section entitled “Transfer Agent”), including the cost of maintaining certain required records of the Portfolios and of pricing the Portfolios’ shares, (d) the charges and expenses of legal counsel and independent accountants for the Portfolios, (e) brokerage commissions and any issue or transfer taxes chargeable to the Portfolios in connection with their securities transactions, (f) all taxes and corporate fees payable by the Portfolios to governmental agencies, (g) the fees of any trade association of which the Trust may be a member, (h) the cost of share certificates representing shares of the Portfolios, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Portfolios and of their shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Portfolios’ registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees’ meetings (including travel expenses of trustees and officers of the Portfolios who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolios’ business.

BlackRock, with principal offices located at 1 University Square Drive, Princeton, New Jersey 08540-6455, serves as sub-adviser to the Global Atlantic BlackRock Portfolios.  Subject to the authority of the Portfolios’ Board of Trustees and supervision by the Adviser, BlackRock is responsible for managing the Global Atlantic BlackRock Portfolios according to each Portfolio’s investment objective, policies and restrictions.  BlackRock is paid by the Adviser, not the Portfolios.

GSAM, with principal offices located at 200 West Street, New York, New York 10282, serves as sub-adviser to the Global Atlantic Goldman Sachs Core Fixed Income Portfolio.  Subject to the authority of the Portfolio’s Board of Trustees and supervision by the Adviser, GSAM is responsible for managing the Global Atlantic Goldman Sachs Core Fixed Income Portfolio according to the Portfolio’s investment objective, policies and restrictions.  GSAM is paid by the Adviser, not the Portfolio.

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The Portfolios paid the following advisory fees (before and after any reimbursements and/or waivers) for the fiscal year ended December 31, 2019:

Portfolio Name	Advisory Fees Paid	Advisory Fees Waived	Recoupment	Net Advisory Fee After Reimbursements/ Waivers
Global Atlantic BlackRock Allocation Portfolio	$179,396	$(19,679)	$0	$159,717
Global Atlantic BlackRock Disciplined Core Portfolio	$2,201,407	$(93,032)	$0	$2,108,375
Global Atlantic BlackRock Disciplined Growth Portfolio	$78,360	$(10,039)	$0	$68,321
Global Atlantic BlackRock Disciplined International Core Portfolio	$874,100	$(48,584)	$0	$825,516
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	$1,047,472	$(55,910)	$0	$991,562
Global Atlantic BlackRock Disciplined Value Portfolio	$1,221,692	$(49,384)	$0	$1,172,308
Global Atlantic BlackRock High Yield Portfolio	$362,863	$(22,317)	$0	$340,546
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	$314,488	$(26,065)	$0	$288,423

The Portfolios paid the following advisory fees (before and after any reimbursements and/or waivers) for the fiscal year ended December 31, 2020:

Portfolio Name	Advisory Fees Paid	Advisory Fees Waived	Recoupment	Net Advisory Fee After Reimbursements/ Waivers
Global Atlantic BlackRock Allocation Portfolio	$169,338	$(14,847)	$0	$154,491
Global Atlantic BlackRock Disciplined Core Portfolio	$2,156,810	$(107,215)	$0	$2,049,595
Global Atlantic BlackRock Disciplined Growth Portfolio	$81,809	$(14,202)	$0	$67,607
Global Atlantic BlackRock Disciplined International Core Portfolio	$787,670	$(186,121)	$0	$601,549
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	$1,044,112	$(68,221)	$0	$975,891
Global Atlantic BlackRock Disciplined Value Portfolio	$1,049,191	$(62,633)	$0	$986,558
Global Atlantic BlackRock High Yield Portfolio	$326,614	$(16,144)	$0	$310,470
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	$309,075	$(31,294)	$0	$277,781

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The Portfolios paid the following advisory fees (before and after any reimbursements and/or waivers) for the fiscal year ended December 31, 2021:

Portfolio Name	Advisory Fees Paid	Advisory Fees Waived	Recoupment	Net Advisory Fee After Reimbursements/ Waivers
Global Atlantic BlackRock Allocation Portfolio	$173,723	$(3,906)	$0	$169,817
Global Atlantic BlackRock Disciplined Core Portfolio	$2,589,469	$(26,103)	$0	$2,563,366
Global Atlantic BlackRock Disciplined Growth Portfolio	$226,248	$(6,330)	$0	$219,918
Global Atlantic BlackRock Disciplined International Core Portfolio	$967,100	$(162,171)	$0	$804,929
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	$1,518,203	$(22,900)	$0	$1,495,303
Global Atlantic BlackRock Disciplined Value Portfolio	$1,228,976	$(13,916)	$0	$1,215,060
Global Atlantic BlackRock High Yield Portfolio	$329,241	$(4,298)	$0	$324,943
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	$287,399	$(8,039)	$0	$279,360

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The following table sets forth the sub-advisory fees paid by the Adviser to the Portfolios’ Sub-Advisers for the last three fiscal years.

	Sub-Advisory Fees Paid
	Dollars
Portfolios	2019	2020	2021
Global Atlantic BlackRock Allocation Portfolio	$82,760	$76,602	$67,036
Global Atlantic BlackRock Disciplined Core Portfolio	$981,561	$935,259	$994,062
Global Atlantic BlackRock Disciplined Growth Portfolio	$26,825	$27,141	$87,559
Global Atlantic BlackRock Disciplined International Core Portfolio	$443,959	$391,528	$451,089
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	$447,134	$434,442	$561,069
Global Atlantic BlackRock Disciplined Value Portfolio	$416,974	$347,595	$409,103
Global Atlantic BlackRock High Yield Portfolio	$261,728	$227,448	$230,389
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	$185,609	$181,132	$168,691

Codes of Ethics

The Trust and Adviser, Sub-Advisers and distributor each have adopted a code of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the Trust and Adviser’s joint code of ethics, the Trustees are permitted to invest in securities that may also be purchased by the Portfolios.

In addition, the Trust has adopted a separate code of ethics that applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management.  The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the SEC and in other public communications made by the Portfolios; iii) compliance with applicable governmental laws, rule and regulations; iv) the prompt internal reporting of violations of this code to an appropriate person or persons identified in the code; and v) accountability for adherence to the code.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies to the Adviser. The Adviser has delegated the responsibility for voting proxies with respect to the Global Atlantic BlackRock Portfolios to BlackRock and the responsibility for voting proxies with respect to the Global Atlantic Goldman Sachs Core Fixed Income Portfolio to GSAM. The Policies require that the applicable Sub-Adviser vote proxies received in a manner consistent with the best interests of the Portfolios and their shareholders. The Policies also require that the Adviser or Sub-Adviser confirms adherence to the Policies on a quarterly basis and to identify any potential conflicts of interest regarding proxies. Copies of the proxy voting policies of the Adviser, BlackRock and GSAM are attached hereto as Appendix B.

Notwithstanding the foregoing, when relying on Section 12(d)(1)(F) of the 1940 Act, each Portfolio (or the Adviser acting on behalf of the Portfolio) must comply with the following voting restrictions: when the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, the Portfolio will either seek instruction from the Portfolio’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security.

More information. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on or through the Portfolios’ website at http://connect.rightprospectus.com/globalatlanticportfolios and (2) on the SEC’s website at http://www.sec.gov.

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DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

Pursuant to a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), the Portfolios are authorized to pay the participating insurance company and other intermediaries, compensation for distribution and shareholder services of Class II and Class III shares.  The Plan permits the Portfolios to pay compensation for account maintenance, shareholder services, distribution, sales and promotional activities at the annual rate of up to 0.25% of each Portfolio’s average net assets for Class II shares and up to 0.15% of each Portfolio’s average net assets for Class III shares.  Such fees are to be paid by the Portfolios monthly, or at such other intervals as the Board shall determine.  Such fees shall be based upon the relevant Portfolio’s average daily net assets during the preceding month, and shall be calculated and accrued daily.  The participating insurance company and other intermediaries shall use such fee, among other things, to pay interest and principal where such payments have been financed.  The Plan may provide the following potential benefits to the Portfolios: shareholder servicing, the potential to increase assets and possibly benefit from economies of scale and the potential to avoid a decrease in assets and portfolio liquidations through redemption activity.

The Trust is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Plan and the purposes for which such expenditures were made.

The initial term of the Plan is one year and it will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”) by votes cast at a meeting called for the purpose of voting on the Plan.  The Plan may be terminated at any time by the Trust or a Portfolio by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting shares of that Portfolio. The Plan will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Plan may not be amended to increase materially the amount paid by the Portfolios, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the Portfolios (as defined in the 1940 Act).  All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b- 1 Trustees by votes cast at a meeting called for the purpose of voting on the Plan.  During the term of the Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees.  The Trust will preserve copies of the Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Portfolios at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Portfolios; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast at a meeting called for the purpose of voting on such agreement.

Actual 12b-1 Expenditures Incurred For Class II Shares*

For the fiscal year ended December 31, 2021

Global Atlantic BlackRock Allocation Portfolio	$39,488
Global Atlantic BlackRock Disciplined Core Portfolio	$96,736
Global Atlantic BlackRock Disciplined Growth Portfolio	$56,518
Global Atlantic BlackRock Disciplined International Core Portfolio	$118,273
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	$237,234
Global Atlantic BlackRock Disciplined Value Portfolio	$19,396
Global Atlantic BlackRock High Yield Portfolio	$2,007

* Class III Shares have not commenced operations as of the date of this SAI and have thus incurred no 12b-1 fees.

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PORTFOLIO MANAGERS

Michael Gates and Suzanne Ly are the portfolio managers and are responsible for the day-to-day management of the Global Atlantic BlackRock Allocation Portfolio. Raffaele Savi and Kevin Franklin are the portfolio managers and are responsible for the day-to-day management of the Global Atlantic BlackRock Disciplined International Core Portfolio.  Raffaele Savi and Travis Cooke are the portfolio managers and are responsible for the day-to-day management of the Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio and Global Atlantic BlackRock Disciplined Value Portfolio. Scott Radell and Jonathan Graves are the portfolio managers and are responsible for the day-to-day management of the Global Atlantic BlackRock High Yield Portfolio. Ronald Arons, CFA, and Ashish Shah are the portfolio managers and are responsible for the day-to-day management of the Global Atlantic Goldman Sachs Core Fixed Income Portfolio. As of December 31, 2021, each portfolio manager was responsible for the management of the following types of accounts:

BlackRock

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee

Travis Cooke
Registered Investment Cos.	30	$19.06 billion	0	N/A
Other Pooled Investment Vehicles	60	$16.68 billion	2	$1.89 billion
Other Accounts	16	$10.70 billion	5	$5.75 billion

Kevin Franklin
Registered Investment Cos.	11	$3.61 billion	0	N/A
Other Pooled Investment Vehicles	86	$9.81 billion	5	$936.0 million
Other Accounts	24	$18.96 billion	6	$5.07 billion

Michael Gates, CFA
Registered Investment Cos.	10	$4.41 billion	0	N/A
Other Pooled Investment Vehicles	8	$3.48 billion	0	N/A
Other Accounts	0	N/A	0	N/A

Jonathan Graves
Registered Investment Cos.	16	$42.30 billion	0	N/A
Other Pooled Investment Vehicles	59	$41.08 billion	0	N/A
Other Accounts	25	$14.75 billion	0	N/A

Suzanne Ly
Registered Investment Cos.	5	$2.22 billion	0	N/A
Other Pooled Investment Vehicles	9	$4.01 billion	0	N/A
Other Accounts	11	$13.98 billion	0	N/A

Scott Radell, CFA
Registered Investment Cos.	18	$32.04 billion	0	N/A
Other Pooled Investment Vehicles	20	$40.09 billion	2	$84.82 million
Other Accounts	10	$7.19 billion	3	$2.09 billion

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Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee

Raffaele Savi
Registered Investment Cos.	30	$21.76 billion	0	N/A
Other Pooled Investment Vehicles	43	$21.70 billion	4	$2.65 billion
Other Accounts	17	$33.44 billion	3	$13.09 billion

GSAM

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee

Ronald Arons, CFA
Registered Investment Cos.	27	$8.02 billion	0	N/A
Other Pooled Investment Vehicles	33	$10.59 billion	9	$955 million
Other Accounts	5,807	$303.56 billion	9	$1.89 billion

Ashish Shah
Registered Investment Cos.	87	$437.88 billion	0	N/A
Other Pooled Investment Vehicles	330	$275.44 billion	42	$13.35 billion
Other Accounts	30,582	$610.77 billion	34	$17.26 billion

Conflicts of Interest

Global Atlantic Investment Advisors

The only accounts managed by the Adviser are the Portfolios and other series of the Trust. The Adviser has not identified any material conflicts between the Portfolios and the other series of the Trust.  However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Portfolios and other series of the Trust. For example, the Adviser’s management of the Portfolios and other series of the Trust may result in unequal time and attention being devoted to the Portfolios and other series. In addition, where two or more Portfolios or other series have the same or a similar investment objective, the Adviser could favor one Portfolio or series over another.

Separately, representatives of the Adviser provide support to the investment platforms of its affiliated insurances companies by making manager and fund selection recommendations, monitoring third party variable insurance trust funds available on variable insurance and annuity platforms of such affiliated insurance companies, and selecting and monitoring indices that support index products offered by such insurance companies. Policies and procedures are in place to mitigate the potential conflicts that may arise from representatives of the Adviser providing such support including the prevention of its affiliated insurance companies from unduly influencing the activities of the Adviser and the protection of confidential information with respect to the Portfolios.

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BlackRock

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Global Atlantic BlackRock Portfolios, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Global Atlantic BlackRock Portfolios.  In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Global Atlantic BlackRock Portfolios.  BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Global Atlantic BlackRock Portfolios by BlackRock with respect to the same securities.  Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information.  Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a Global Atlantic BlackRock Portfolio. It should also be noted that Messrs. Cooke, Franklin, Graves, Radell and Savi may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Cooke, Franklin, Graves, Radell and Savi may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly.  When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties.  BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment.  To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

GSAM

GSAM is part of The Goldman Sachs Group, Inc. (together with its affiliates, directors, partners, trustees, managers, members, officers and employees, “Goldman Sachs”), a financial holding company. The involvement of GSAM, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs will present conflicts of interest with respect to the Global Atlantic Goldman Sachs Core Fixed Income Portfolio and will, under certain circumstances, limit the Global Atlantic Goldman Sachs Core Fixed Income Portfolio’s investment activities. Goldman Sachs is a worldwide full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments, and individuals. Goldman Sachs acts as a broker-dealer, investment adviser, investment banker, underwriter, research provider, administrator, financier, adviser, market maker, trader, prime broker, derivatives dealer, clearing agent, lender, counterparty, agent, principal, distributor, investor or in other commercial capacities for accounts or companies or affiliated or unaffiliated investment funds (including pooled investment vehicles and private funds). In those and other capacities, Goldman Sachs advises and deals with clients and third parties in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account and for the accounts of clients and of its personnel.  In addition, Goldman Sachs has direct and indirect interests in the global fixed income, currency, commodity, equities, bank loan and other markets and the securities and issuers in which the Global Atlantic Goldman Sachs Core Fixed Income Portfolio may directly and indirectly invest. Thus, it is expected that the Global Atlantic Goldman Sachs Core

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Fixed Income Portfolio will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs and affiliates perform or seek to perform investment banking or other services. As Sub-Adviser of the Global Atlantic Goldman Sachs Core Fixed Income Portfolio, GSAM receives sub-advisory fees from the Adviser.In addition, GSAM’s affiliates may earn fees from relationships with the Global Atlantic Goldman Sachs Core Fixed Income Portfolio. Although these fees are generally based on asset levels, the fees are not directly contingent on Portfolio performance, Goldman Sachs will still receive significant compensation from the Global Atlantic Goldman Sachs Core Fixed Income Portfolio even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Global Atlantic Goldman Sachs Core Fixed Income Portfolio and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Global Atlantic Goldman Sachs Core Fixed Income Portfolio. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Global Atlantic Goldman Sachs Core Fixed Income Portfolio. The results of the Global Atlantic Goldman Sachs Core Fixed Income Portfolio’s investment activities, therefore, will likely differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that the Global Atlantic Goldman Sachs Core Fixed Income Portfolio could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Global Atlantic Goldman Sachs Core Fixed Income Portfolio may enter into transactions in which Goldman Sachs and its affiliates or their other clients have an adverse interest. For example, the Global Atlantic Goldman Sachs Core Fixed Income Portfolio may take a long position in a security at the same time that Goldman Sachs and its affiliates or other accounts managed by GSAM take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Global Atlantic Goldman Sachs Core Fixed Income Portfolio . In some cases, such adverse impacts may result from differences in timing of transactions by accounts relative to when the Global Atlantic Goldman Sachs Core Fixed Income Portfolio executes transactions in the same securities. Transactions by one or more Goldman Sachs-advised clients or GSAM may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Global Atlantic Goldman Sachs Core Fixed Income Portfolio. The Global Atlantic Goldman Sachs Core Fixed Income Portfolio’s activities will, under certain circumstances, be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs and its affiliates provide a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it are expected to create markets or specialize in, have positions in and/or effect transactions in, securities of issuers held by the Global Atlantic Goldman Sachs Core Fixed Income Portfolio, and will likely also perform or seek to perform investment banking and financial services for one or more of those issuers. Goldman Sachs and its affiliates are expected to have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Global Atlantic Goldman Sachs Core Fixed Income Portfolio or who engage in transactions with or for the Global Atlantic Goldman Sachs Core Fixed Income Portfolio.

For a more detailed description of potential conflicts of interest, please refer to the language from GSAM’s ADV Part 2.

Compensation

BlackRock

The discussion below describes the portfolio managers’ compensation as of December 31, 2021.

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation.  Generally, portfolio managers receive base compensation based on their position with the firm.

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Discretionary Incentive Compensation — Messrs. Cooke, Franklin and Savi - Generally, discretionary incentive compensation for Active Equity portfolio managers is based on a formulaic compensation program.  BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable.  In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Global Atlantic BlackRock Portfolios or other accounts managed by the portfolio managers are measured.  BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated.  The performance of Messrs. Cooke, Franklin and Savi is not measured against a specific benchmark.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Discretionary Incentive Compensation — Messrs. Graves and Radell - Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the applicable Portfolios or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the applicable Portfolios and other accounts managed by each portfolio manager relative to the various benchmarks.  Performance of fixed-income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5-year periods, as applicable. With respect to these portfolio managers, such benchmarks for the applicable Portfolios and other accounts are:

Portfolio Manager	Benchmarks
Jonathan Graves	A combination of market-based indices (e.g. Bloomberg U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.
Scott Radell	A combination of market-based indices (e.g., Bloomberg U.S. Aggregate Bond Index, the Bloomberg U.S. TIPS 0-5 Years Index), certain customized indices and certain fund industry peer groups.

Discretionary Incentive Compensation — Mr. Gates and Ms. Ly - Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock.  Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the applicable Portfolios and other accounts managed by each portfolio manager.  Performance of multi-asset class funds is generally measured on a pre-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. The performance of Mr. Gates and Ms. Ly) is not measured against a specific benchmark.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the returns of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a

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given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.  In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align their interests with long-term shareholders and motivate performance.  Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock.  The portfolio managers of the Global Atlantic BlackRock Portfolios have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash.  Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits.  In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($290,000 for 2021).  The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65.  The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date.  All of the eligible portfolio managers are eligible to participate in these plans.

GSAM

Compensation for GSAM Portfolio Managers is comprised of a base salary and year-end discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each Portfolio Manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio Managers may be rewarded, in part, for their delivery of investment performance, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over one-, three- and five-year time horizons.

The discretionary variable compensation for Portfolio Managers is also significantly influenced by various factors, including: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameters and investment objectives of the fund. Other factors may also be considered including: (a) general client/shareholder orientation, and (b) teamwork and leadership.

As part of their year-end discretionary variable compensation and subject to certain eligibility requirements, Portfolio Managers may receive deferred equity-based and similar awards, in the form of: (1) shares of The Goldman Sachs Group, Inc. (restricted stock units); and, (2) for certain Portfolio Managers, performance-tracking (or “phantom”) shares of the GSAM mutual funds that they oversee or service. Performance-tracking shares are designed to provide a rate of return (net of fees) equal to that of the fund(s) that a portfolio manager manages, or one or more other eligible funds, as determined by senior management, thereby aligning portfolio manager compensation with fund shareholder interests. The awards are subject to vesting requirements, deferred payment and clawback and forfeiture provisions. GSAM, Goldman Sachs or their affiliates expect, but are not required to, hedge the exposure of the performance-tracking shares of a fund by, among other things, purchasing shares of the relevant fund(s).

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Other Compensation: In addition to base salary and year-end discretionary variable compensation, the firm has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their base salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

Ownership of Securities

The portfolio managers did not own shares of the Portfolios they manage as of December 31, 2021.

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Portfolios are made by the portfolio managers who are employed by a Sub-Adviser.  The Adviser and Sub-Advisers are authorized by the Trustees to allocate the orders placed by them on behalf of the Portfolios to brokers or dealers who may, but need not, provide research or statistical material or other services to the Portfolios, the Adviser or a Sub-Adviser for the Portfolios’ use.  Such allocation is to be in such amounts and proportions as the Adviser or a Sub-Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser or Sub-Adviser will take the following into consideration:

●                  the best net price available;

●                  the reliability, integrity and financial condition of the broker or dealer;

●                  the size of and difficulty in executing the order; and

●                  the value of the expected contribution of the broker or dealer to the investment performance of the Portfolios on a continuing basis.

To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), brokers or dealers executing a portfolio transaction on behalf of the Portfolios may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser or a Sub-Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Portfolios. These services may include, among other things, industry publications, research and analysis reports, independent broker-dealer research, proprietary research and services related to the execution, clearing or settlement services of securities transactions, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. The services obtained through brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by a Sub-Adviser. In allocating portfolio brokerage, the Adviser or a Sub-Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Portfolios’ transactions may primarily benefit accounts other than the Portfolios, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Portfolios.

For the fiscal years ended December 31, 2019, 2020 and 2021, the Portfolios incurred the following brokerage commissions:

	Total Brokerage Commissions Paid
Portfolio Name	2019	2020	2021
Global Atlantic BlackRock Allocation Portfolio	$12,329	$17,755	$15,989
Global Atlantic BlackRock Disciplined Core Portfolio	$191,132	$201,201	$172,517
Global Atlantic BlackRock Disciplined Growth Portfolio	$5,578	$5,384	$14,599
Global Atlantic BlackRock Disciplined International Core Portfolio	$54,996	$92,799	$79,025
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	$68,103	$65,464	$114,277
Global Atlantic BlackRock Disciplined Value Portfolio	$116,501	$100,579	$92,033

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	Total Brokerage Commissions Paid
Portfolio Name	2019	2020	2021
Global Atlantic BlackRock High Yield Portfolio	$29	$283	$275
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	$500	$4,207	$5,951

For the fiscal year ended December 31, 2021, the Portfolios directed the following brokerage commissions to brokers who provided brokerage or research services to the Adviser or relevant Sub-Adviser, as applicable:

Portfolio Name	Commissions Paid to Firms Selected in Recognition of Research Services	Total Amount of Transactions to Firms Selected in Recognition of Research Services
Global Atlantic BlackRock Allocation Portfolio	$0	$0
Global Atlantic BlackRock Disciplined Core Portfolio	$72,507	$626,126,543
Global Atlantic BlackRock Disciplined Growth Portfolio	$6,921	$79,266,061
Global Atlantic BlackRock Disciplined International Core Portfolio	$23,750	$101,612,155
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	$61,015	$490,002,391
Global Atlantic BlackRock Disciplined Value Portfolio	$72,507	$626,126,543
Global Atlantic BlackRock High Yield Portfolio	$0	$0
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	$0	$0

For the fiscal year ended December 31, 2021, the Portfolios purchased securities issued by the following regular brokers or dealers, as defined in Rule 10b-1 under the 1940 Act, or the parent entities of such brokers or dealers. The values of broker-dealer securities held as of December 31, 2021 were as follows:

Portfolio Name	Regular Broker or Dealer (or Affiliates)	Aggregate Value
Global Atlantic BlackRock Allocation Portfolio	N/A	$0
Global Atlantic BlackRock Disciplined Core Portfolio	Bank of America	$4,314,106
	Citigroup	$4,085,142
	Goldman Sachs	$1,608,623
	J.P. Morgan	$5,659,587
	Wells Fargo	$203,627
Global Atlantic BlackRock Disciplined Growth Portfolio	N/A	$0
Global Atlantic BlackRock Disciplined International Core Portfolio	Barclays Plc	$31,473
	HSBC Holdings	$556,259
	UBS Group	$147,107
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	N/A	$0
Global Atlantic BlackRock Disciplined Value Portfolio	Bank of America	$3,089,208
	Citigroup	$3,166,429
	Goldman Sachs	$1,203,502
	J.P. Morgan	$5,655,470
	Wells Fargo	$1,475,433
Global Atlantic BlackRock High Yield Portfolio	Deutsche Bank	$102,757
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Bank of America	$1,322,216
	Barclays	$432,322
	BNP Paribas	$483,750
	Citigroup	$813,943
	Credit Suisse	$281,089
	J.P. Morgan	$993,654
	Morgan Stanley	$1,234,240

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PORTFOLIO TURNOVER

Each Portfolio’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Portfolio during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio. A 100% turnover rate would occur if all of a Portfolio’s portfolio securities were replaced once within a one-year period. The portfolio turnover rate for each Portfolio was as follows:

Portfolio Name	2019	2020		2021
Global Atlantic BlackRock Allocation Portfolio	61%	85%		73%
Global Atlantic BlackRock Disciplined Core Portfolio	130%	122%		109%
Global Atlantic BlackRock Disciplined Growth Portfolio	144%	133%		130%
Global Atlantic BlackRock Disciplined International Core Portfolio	86%	161	%(1)	117%
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	148%	139%		179%
Global Atlantic BlackRock Disciplined Value Portfolio	132%	125%		120%
Global Atlantic BlackRock High Yield Portfolio	45%	52%		62%
Global Atlantic Goldman Sachs Core Fixed Income Portfolio(2)	150%	151%		85%

(1)

During the fiscal year ended December 31, 2020, the Global Atlantic BlackRock Disciplined International Core Portfolio’s portfolio turnover rate increased from its portfolio turnover rate from the prior year due to volatile market conditions and increased trading.

(2)

The portfolio turnover rate excludes mortgage dollar roll transactions. If these were included in the calculation, the turnover percentage for years ended December 31, 2019, December 31, 2020 and December 31, 2021 would be 689%, 701% and 474%, respectively.

OTHER SERVICE PROVIDERS

Administrator and Fund Accountant

The Bank of New York Mellon (“BNYM”) has its principal offices at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as administrator and fund accountant for the Portfolios, subject to the supervision of the Board.

Administration Agreement

BNYM has entered into a Fund Administration and Accounting Agreement (“Administration Agreement”) with the Trust on behalf of the Portfolios dated November 1, 2019. BNYM began providing services under the Administration Agreement on November 4, 2019.  The Administration Agreement has an initial term of three years and will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board.

The Administration Agreement is terminable by the Board or BNYM on 90 days’ written notice and may be assigned by either party, provided that the Trust may not assign this agreement without the prior written consent of BNYM and that BNYM may not assign this agreement without the prior written consent of the Trust. The Administration Agreement provides that BNYM shall be without liability for any action taken or omitted that is not the result of BNYM’s own bad faith, fraud, negligence or willful misconduct.

Under the Administration Agreement, BNYM provides necessary administrative, tax, accounting services and financial reporting for the maintenance and operations of the Trust and each Portfolio. In addition, BNYM makes available the office space, equipment, personnel and facilities required to provide such services. As compensation for the foregoing services, BNYM receives certain out of pocket costs, transaction fees and asset based fees, which are calculated and accrued daily and paid monthly by the Trust.

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During the past three fiscal years the Portfolios incurred the following in administrative fees:

Portfolio Name	2019(1)	2020	2021
Global Atlantic BlackRock Allocation Portfolio	$57,601	$24,443	$24,956
Global Atlantic BlackRock Disciplined Core Portfolio	$355,763	$175,688	$209,817
Global Atlantic BlackRock Disciplined Growth Portfolio	$17,798	$5,775	$18,423
Global Atlantic BlackRock Disciplined International Core Portfolio	$97,615	$41,713	$50,929
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	$125,260	$60,272	$88,224
Global Atlantic BlackRock Disciplined Value Portfolio	$175,230	$74,019	$86,308
Global Atlantic BlackRock High Yield Portfolio	$55,651	$20,738	$20,810
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	$68,669	$28,856	$26,715

(1)         Prior to November 4, 2019, Ultimus Fund Solutions, LLC (formerly Gemini Fund Services, LLC) (“UFS”) served as the administrator, fund accountant and transfer agent for the Portfolios. The Portfolios paid UFS an aggregated fee for these services that also covered certain operational expenses that are now borne by the Portfolios.

Custodian

BNYM, which has its principal office at 240 Greenwich Street, New York, New York 10286, serves as the custodian of the Portfolios’ assets pursuant to a Custody Agreement by and between the BNYM and the Trust on behalf of the Portfolios. BNYM’s responsibilities include safeguarding and controlling the Portfolios’ cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the Portfolios’ investments and maintaining the books and records pertaining to the Portfolios. The Portfolios may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc. (“BNYM Investment Servicing”) serves as transfer agent for the Portfolios pursuant to a Transfer Agency and Shareholder Services Agreement (the “Transfer Agency Agreement”) with the Trust on behalf of the Portfolios and subject to the supervision of the Board. Under the Transfer Agency Agreement, BNYM Investment Servicing is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

Distributor

Global Atlantic Distributors, LLC, an affiliate of the Adviser, located at One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103 (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Portfolios pursuant to an underwriting agreement with the Trust (the “Underwriting Agreement”).  The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of FINRA. The offering of the Portfolio’s shares is continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Portfolios’ shares, will use reasonable efforts to facilitate the sale of the Portfolios’ shares.

The Underwriting Agreement had an initial term of two years and thereafter will continue in effect from year to year, subject to annual approval by a vote of the majority of the outstanding shares or (a) the Board and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Portfolios at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of a Portfolio on 60 days’ written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days’ written notice to the Portfolios. The Underwriting Agreement will automatically terminate in the event of its assignment.

The Distributor did not receive any compensation under the Underwriting Agreement from any of the Portfolios for the fiscal years ended December 31, 2019, 2020 and 2021.

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The Distributor receives 12b-1 fees from the Portfolios as described in “Distribution and Shareholder Servicing Plan” section. Other than the 12b-1 fees, the Distributor does not directly or indirectly receive any other fees from the Portfolios.

DESCRIPTION OF SHARES

The Portfolios in this SAI have issued Class I, Class II and Class III shares. Each class of shares is designed to meet different investor needs. Class I shares are offered at NAV, without an initial sales charge or a contingent deferred sales charge (“CDSC”) and are not subject to an asset based fee assessed pursuant to a Plan adopted pursuant to Rule 12b-1 (a “12b-1 Fee”). Class II shares are offered at NAV, without an initial sales charge or a CDSC, but are subject to a 12b-1 Fee of up to 0.25%. Class III shares are offered at NAV, without an initial sales charge or a CDSC, but are subject to a 12b-1 Fee of up to 0.15%. Shareholders of each class will bear share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to the class, where the type or amount of services received by a class varies from one class to another.

Each share of beneficial interest of each Portfolio in this SAI and each other series of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series.  Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series. Each class of shares of a series will vote separately as a class with respect to any matters for which class voting is required under applicable law.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Portfolios. All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by Section 352 the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program is written and has been approved by the Portfolios’ Board of Trustees.  The Program provides for the development of policies, procedures and internal controls reasonably designed to prevent money laundering, the designation of an anti-money laundering compliance officer who is responsible for implementing and monitoring the Program, ongoing anti-money laundering training for appropriate persons and an independent audit function to determine the effectiveness of the Program. The Trust’s Chief Compliance Officer (“CCO”) also serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Transfer Agent and the participating insurance company and other intermediaries have established reasonable anti-money laundering procedures, have reported suspicious and/or fraudulent activity and have completed thorough reviews of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading “How Shares are Priced,” the NAV of each Portfolio’s shares is determined by dividing the total value of a Portfolio’s investments and other assets, less any liabilities, by the total number of shares outstanding of a Portfolio.

Generally, securities are valued each day at the last quoted sales price on each security’s principal exchange as determined by an independent pricing agent. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities traded on the NASDAQ for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

If market quotations are not readily available due to, for example, market disruptions or unscheduled market closings, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee (the “Fair Value Committee”), as further described under the heading “Fair Value Committee and Valuation Process” below. The Fair Value Committee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and approves the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. The Board also approves any third party consultant, including any matrix, formula or other objective method used by the consultant in supplying evaluated prices, prior to such consultant’s retention.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities are valued at their fair market value as determined using the “fair value” procedures approved by the Board.  Debt securities not traded on an exchange may be valued on the basis of bid valuations provided by dealers or by an independent pricing agent which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt obligations having 61 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value.

Exchange traded options, swaps and other derivatives are valued at the last quoted sales prices on the exchange on which such options are traded or, in the absence of a sale, at the mean between the current bid and ask prices on such exchange. Futures and options on futures are valued at the final settlement price determined by the exchange or, if no settled price is available, at the last sale price as of the close of business prior to the Valuation Time.  Options not listed for trading on a securities exchange or board of trade for which over-the-counter market (whether domestic or foreign) quotations are readily available shall be valued at the mean between the current bid and ask prices.  Index options shall be valued at the mean between the current bid and ask prices. Non exchange traded swaps shall be valued by a pricing agent, or in the absence of a valuation from a pricing agent, at the price received from the broker-dealer/counterparty that issued the swap or at cost for fixed interest rate swaps and credit default swaps. Shares of Underlying Funds (except ETFs and other exchange-traded investment companies) are valued at their respective net asset values on the day of valuation.

Under certain circumstances, a Portfolio may use an independent pricing agent to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price, as noted above. The fair market values supplied by the independent pricing agent will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The independent pricing agent will also take into account

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the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other portfolios using their own fair valuation procedures. Because foreign securities may trade on days when Portfolio shares are not priced, the value of securities held by the Portfolio can change on days when Portfolio shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Portfolio’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Fair Value Committee in accordance with procedures approved by the Board. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Portfolio’s portfolio securities may serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Portfolio’s NAV by short-term traders. In addition, because a Portfolio may invest in underlying ETFs that hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Portfolio shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or as determined in good faith by the Board of Trustees or persons acting at their discretion. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

The public offering price and Net Asset Value (“NAV”) of Portfolio shares are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. If the NYSE closes at a time other than the regularly scheduled close, each Portfolio will price its shares as of the time the NYSE closes, and purchase and redemption orders received after the time the NYSE closes will receive the price calculated on the next business day. For purposes of calculating the NAV, the Portfolios normally use pricing data for domestic equity securities received shortly after the NYSE closes, usually 4:00 p.m. Eastern time (“NYSE Close”), and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed-income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Portfolios or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Portfolios may value securities at fair value or estimate their value as determined in good faith by the Board or their designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

Fair Value Committee and Valuation Process. The Fair Value Committee is composed of one or more of the following (i) Chief Compliance Officer of the Trust, (ii) Principal Financial Officer, and (iii) representative of the Adviser and/or Sub-adviser.  The Fair Value Committee, at its discretion, may also include a representative from the Administrator and third party consultants or advisers (such as an accounting firm or fair value pricing specialist) on an as-needed basis to assist in determining a security-specific fair value or valuation method. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are not readily available on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the opinion of the Adviser or relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio’s calculation of its NAV; and (v) mutual funds that do not provide timely NAV information. Specifically, interests in commodity pools or managed

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futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser or Sub-Adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of restricted or illiquid securities using the certain factors such as but not limited to: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; and (xii) the security’s embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Standards For Fair Value Determinations.  As a general principle, the fair value of a security is the amount that a Portfolio might reasonably expect to realize upon its current sale. The Trust has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). In accordance with ASC 820, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  ASC 820 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available under the circumstances.

Various inputs are used in determining the value of each Portfolio’s investments relating to ASC 820.  These inputs are summarized in the three broad levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value team takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of a portfolio manager of the Portfolio with respect to the valuation of the security; (v) whether the same or similar securities are held by other portfolios managed by the Adviser (or Sub-Adviser) or other portfolios and the method used to price the security in those portfolios; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by independent third parties; (vii) the liquidity or illiquidity of the market for the security; (viii) the existence of merger proposals, tender offers or other types of

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“exit” events for shareholders of the security’s issuer; (ix) court action or governmental intervention with respect to a security or its issuer; and (x) price changes of a relevant market index that serves as a reasonable proxy instrument for the fair valued security.

Board of Trustees Determination.  The Board of Trustees meets at least quarterly to consider the valuations provided by Fair Value Committee and review valuations for the applicable securities. The Board of Trustees considers the reports provided by the Fair Value Committee, including follow up studies of subsequent market-provided prices when available, in reviewing and determining in good faith the fair value of the applicable portfolio securities.

The Trust expects that the New York Stock Exchange will be closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

Orders for shares received by the Portfolios in good order prior to the NYSE Close on each day that the NYSE is open for trading are priced at the NAV per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the NYSE Close, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined NAV per share.

Redemption of Shares

The Portfolios will redeem all or any portion of a shareholder’s shares of the Portfolios when requested in accordance with the procedures set forth in the “Redemptions” section of the Prospectus. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

a.              when the NYSE is closed, other than customary weekend and holiday closings;

b.              when trading on that exchange is restricted for any reason;

c.               when an emergency exists as a result of which disposal by the Portfolios of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Portfolios fairly to determine the value of its net assets, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

d.              when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax advisor regarding their investment in a Portfolio.

Each Portfolio intends to elect and continue to qualify as a regulated investment company under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau.  By so qualifying, each Portfolio should not be subject to federal income or excise tax on its net investment income or net capital gain which is distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Portfolios will be computed in accordance with Section 852 of the Code.

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Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryover of the Portfolios which may be carried forward indefinitely and retains the character of the original loss.

To be treated as a regulated investment company under Subchapter M of the Code, each Portfolio must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies and net income from certain publicly traded partnerships and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If a Portfolio fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Portfolio would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations.

Each Portfolio is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Portfolio’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Portfolio during the preceding calendar year. Under ordinary circumstances, each Portfolio expects to time its distributions as necessary to avoid liability for this tax. It is possible, however, that this 4% excise tax and the corresponding distribution requirement contained in Section 4982 of the Code will not apply to a Portfolio for any taxable year during which all shareholders of the Portfolio were segregated asset accounts of life insurance companies held in connection with a variable contract, certain tax-exempt entities, or certain other regulated investment companies that similarly restrict their share ownership to such entities.

For a discussion of the tax consequences to holders of variable contracts, refer to the prospectuses or other documents you received when you purchased your variable contracts. Variable contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for the owner. Depending on the variable contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59 1/2, a 10% penalty tax.  Investors should review the prospectus for their variable contracts and consult with competent tax advisors for a more complete discussion of and more information on possible tax consequences in a particular situation.

Additional Diversification Requirement — In addition to the diversification requirements applicable to all regulated investment companies discussed above, the Code imposes certain diversification standards on the underlying assets of variable contracts held in the Portfolios.  The Code provides that a variable contract shall not be treated as a variable contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the Treasury Department, adequately diversified. Disqualification of a variable contract as such would result in immediate imposition of federal income tax on variable contract owners with respect to earnings allocable to the contract. This liability would generally arise prior to the receipt of payments under the contract. In certain circumstances, a variable contract may be treated as adequately diversified notwithstanding its failure to satisfy this diversification requirement for one or more periods if the issuer or holder of the variable contract demonstrates that the failure was inadvertent and was corrected within a reasonable time after its discovery, and agrees to pay an amount due based on either the income on the contract or the amount by which the contract was not diversified for such periods (subject to an overall limit), in accordance with prescribed procedures.

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The Portfolios intend to comply, and continue to comply, with the diversification requirement imposed by section 817(h) of the Code and the regulations thereunder on insurance company segregated asset (i.e., separate) accounts.  This requirement places certain limitations on the assets of each insurance company separate account, and (because section 817(h) and those regulations contain a look-through which is expected to allow the assets of the Portfolios to be treated as assets of the related separate account) of each Portfolio, that may be invested in securities of a single issuer.  Specifically, to satisfy the section 817(h) diversification requirement, except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the total assets of a Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments.  For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency or instrumentality is considered a separate issuer.  Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements of Subchapter M of the Code are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, U.S. government securities and securities of other registered investment companies.  Failure of a Portfolio to satisfy the section 817(h) requirements would jeopardize the treatment of the contracts as variable contracts and could result in current taxation and other consequences to the contract holders other than as described in the applicable contract prospectus.

Treasury regulations provide that a variable contract will be able to look through to the assets held by the Portfolios for the purpose of meeting the diversification test if the Portfolios meet certain requirements.  The Portfolios are intended to be managed in such a manner as to comply with the diversification requirements and to allow the variable contracts to be treated as owning a proportionate share of the Portfolios’ assets. It is possible that in order to comply with the diversification requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolios.

In certain circumstances, pursuant to an “investor control” doctrine, the holder of a variable contract, rather than the insurance company separate account underlying the contract, may be treated as the owner of the assets held by the separate account if the variable contract owner is viewed as having sufficient control over the investments of the insurance company’s separate account.  If treated as the owner of the separate account assets, the variable contract owner would be taxable currently on the income produced by those assets.  The application of the investor control doctrine to the operations of the Portfolios is a matter of some uncertainty.  Future guidance may adversely affect the manner in which the Portfolios operate.

The above discussion of the federal income tax treatment of the Portfolios assumes that all the insurance company accounts holding shares of the Portfolios are either segregated asset accounts underlying variable contracts as defined in Section 817(d) of the Code or the general account of an insurance company as defined in Section 816 of the Code.  Additional tax consequences may apply to holders of variable contracts investing in a Portfolio if any of those contracts are not treated as annuity, endowment or life insurance contracts.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Portfolios have selected RSM US LLP, located at 555 Seventeenth Street, Suite 1200, Denver, Colorado 80202, as their independent registered public accounting firm for the current fiscal year. The firm provides services including (1) audit of annual financial statements, (2) tax return preparation and review, and (3) other related services for the Portfolios.

LEGAL COUNSEL

Dechert LLP, located at One International Place, 40th Floor, 100 Oliver Street, Boston, Massachusetts 02110 serves as the Trust’s legal counsel.

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FINANCIAL STATEMENTS

Each Portfolio’s audited financial statements for the fiscal period ended December 31, 2021, together with the notes thereto, and the report of RSM US LLP, the Trust’s Independent Registered Public Accounting Firm, are incorporated by reference from the Trust’s Annual Report for the fiscal period ended December 31, 2021 into this SAI (meaning such documents are legally a part of this SAI) and are on file with the SEC.  You can obtain a copy of the Annual Report without charge by calling the Portfolio at 1-877-355-1820.

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APPENDIX A

DESCRIPTION OF BOND RATINGS

S&P Global Ratings. A S&P Global Ratings corporate bond rating is a current assessment of the credit worthiness of an obligor with respect to a specific obligation. This assessment of credit worthiness may take into consideration obligors, such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished to S&P Global Ratings by the issuer or obtained by S&P Global Ratings from other sources it considers reliable. S&P Global Ratings does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, unavailability of such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1.             Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.             Nature of and provisions of the obligation.

3.             Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

AAA - This is the highest rating assigned by S&P Global Ratings to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances they differ from AAA issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

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The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless S&P Global Ratings believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized. Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as “Investment Grade” ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Moody’s Investors Service, Inc. A brief description of the applicable Moody’s rating symbols and their meanings follows:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly Managed Risk nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol “1” following the rating.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

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B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Duff & Phelps, Inc.: AAA— highest credit quality, with negligible risk factors; AA — high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A— average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators “+” and “-” to the AA and A categories indicate the relative position of a credit within those rating categories.

Fitch Investors Service LLP.: AAA — highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA — very high credit quality, with very strong ability to pay interest and repay principal; A — high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators “+” and “-” to the AA, A and BBB categories indicate the relative position of credit within those rating categories.

DESCRIPTION OF NOTE RATINGS

A S&P Global Ratings note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

●                  SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

●                  SP-2 Satisfactory capacity to pay principal and interest.

●                  SP-3 Speculative capacity to pay principal and interest.

Moody’s Short-Term Loan Ratings - Moody’s ratings for state and municipal short-term obligations will be designated Moody’s Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run.

Rating symbols and their meanings follow:

●                  MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

●                  MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

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●                  MIG 3 - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

●                  MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.: Commercial paper rated “Prime” carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

S&P Global Ratings: “A” is the highest commercial paper rating category utilized by S&P Global Ratings which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its “A” classification.

Duff & Phelps Inc.: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

Fitch Investors Service LLP.: F-1+ — denotes exceptionally strong credit quality given to issues regarded as having strongest degree of assurance for timely payment; F-1 — very strong, with only slightly less degree of assurance for timely payment than F-1+; F-2 — good credit quality, carrying a satisfactory degree of assurance for timely payment.

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APPENDIX B

PROXY VOTING AND CLASS ACTIONS POLICIES AND PROCEDURES

GLOBAL ATLANTIC INVESTMENT ADVISORS, LLC

(the “Company”)

Sub-Advisory Relationships

With respect to sub-advisory relationships, the Company delegates proxy voting decision-making to sub-advisers as disclosed in the Portfolios’ Prospectus and/or Statement of Additional Information.

Proxy Voting by the Company

Proxies are assets of the Company’s clients that must be voted with diligence, care, and loyalty. The Company will vote each proxy in accordance with its fiduciary duty to the FVIT. The Company will generally seek to vote proxies in a way that maximizes the value of the FVIT’s assets and will abide by the proxy voting policies and procedures adopted by the FVIT.  The President or a designee coordinates the Company’s proxy voting process.

Paragraph (c)(ii) of Rule 204-2 under the Advisers Act requires the Company to maintain certain books and records associated with its proxy voting policies and procedures. The Company’s recordkeeping obligations are described in the Maintenance of Books and Records section of the Manual. The CCO or designee will ensure that the Company complies with all applicable recordkeeping requirements associated with proxy voting.

To the extent that the Company invests assets of the FVIT in a mutual fund or exchange-traded fund (“ETF”), it will do so either pursuant to Section 12(d)(1)(F) of the 1940 Act, and/or a participation agreement.   The Company will vote the shares held by the FVIT in accordance with the requirements of Section 12(d)(1)(F) or the participation agreement, as applicable.

Prohibited Personnel Activity

Operations personnel will retain the following information in connection with each proxy vote:

●                  The issuer’s name;

●                  The security’s ticker symbol or CUSIP, as applicable;

●                  The shareholder meeting date;

●                  The number of shares that the Company voted;

●                  A brief identification of the matter voted on;

●                  Whether the matter was proposed by the issuer or a security-holder;

●                  Whether the Company cast a vote;

●                  How the Company cast its vote (for the proposal, against the proposal, or abstain); and

●                  Whether the Company cast its vote with or against management.

Any attempt to influence the proxy voting process by issuers or others not identified in these policies and procedures should be promptly reported to the CCO or their designee.

Proxies received after a Portfolio terminates its advisory relationship with the Company will not be voted.

Class Actions and Corporate Actions

To the extent that the Company receives notice of a class action or corporate action in which a Portfolio is entitled to participate, the Company will direct the Portfolio’s participation in accordance with its fiduciary duty. With respect to corporate actions that require investment discretion, the Company investment personnel will review a variety of factors

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and make a determination with respect to the corporate action and write a memorandum for the compliance file.  Certain corporate actions, such as an “out of the money” tender offer may not warrant any action by the Company.

Disclosures to Clients

The Company will provide a quarterly certification as to its adherence to its proxy voting policies to the FVIT Board.

As a matter of policy, the Company does not disclose how it expects to vote on upcoming proxies.

Form N-PX

In addition, at the time the Company votes proxies on behalf of a Portfolio, it shall complete a Form N-PX Report. The Company shall keep one copy of each completed Form N-PX Report and deliver a copy to the Fund Administrator.

The Company CCO or designee, along with the Fund Administrator, will review the Form N-PX for each fund prior to filing such report to ensure, on a reasonable basis, the completeness and accuracy of the filing.

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BlackRock Investment Stewardship

Proxy voting guidelines for U.S. securities

January 2022

BlackRock.

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These guidelines should be read in conjunction with the BlackRock Investment Stewardship Global Principles.

Introduction

We believe BlackRock has a responsibility to monitor and provide feedback to companies, in our role as stewards of our clients’ investments. BlackRock Investment Stewardship (“BIS”) does this through engagement with management teams and/or board members on material business issues, including environmental, social, and governance (“ESG”) matters and, for those clients who have given us authority, through voting proxies in the best long-term economic interests of their assets.

The following issue-specific proxy voting guidelines (the “Guidelines”) are intended to summarize BIS’ regional philosophy and approach to engagement and voting on ESG factors, as well as our expectations of directors, for U.S. securities. These Guidelines are not intended to limit the analysis of individual issues at specific companies or provide a guide to how BIS will engage and/or vote in every instance. They are applied with discretion, taking into consideration the range of issues and facts specific to the company, as well as individual ballot items at annual and special meetings.

Voting guidelines

These guidelines are divided into eight key themes, which group together the issues that frequently appear on the agenda of annual and extraordinary meetings of shareholders:

●                  Boards and directors

●                  Auditors and audit-related issues

●                  Capital structure

●                  Mergers, acquisitions, asset sales, and other special transactions

●                  Executive compensation

●                  Environmental and social issues

●                  General corporate governance matters

●                  Shareholder protections

Boards and directors

The effective performance of the board is critical to the economic success of the company and the protection of shareholders’ interests. As part of their responsibilities, board members owe fiduciary duties to shareholders in overseeing the strategic direction, operations, and risk management of the company. For this reason, BIS sees engagement with and the election of directors as one of our most critical responsibilities.

Disclosure of material issues that affect the company’s long-term strategy and value creation, including material ESG factors, is essential for shareholders to appropriately understand and assess how effectively the board is identifying, managing, and mitigating risks.

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Where we conclude that a board has failed to address or disclose one or more material issues within a specified timeframe, we may hold directors accountable or take other appropriate action in the context of our voting decisions.

Director elections

Where a board has not adequately demonstrated, through actions and company disclosures, how material issues are appropriately identified, managed, and overseen, we will consider voting against the re-election of those directors responsible for the oversight of such issues, as indicated below.

Independence

We expect a majority of the directors on the board to be independent. In addition, all members of key committees, including audit, compensation, and nominating/ governance committees, should be independent. Our view of independence may vary from listing standards.

Common impediments to independence may include:

•                   Employment as a senior executive by the company or a subsidiary within the past five years

•                   An equity ownership in the company in excess of 20%

•                   Having any other interest, business, or relationship (professional or personal) which could, or could reasonably be perceived to, materially interfere with the director’s ability to act in the best interests of the company

We may vote against directors serving on key committees who we do not consider to be independent, including at controlled companies.

Oversight

We expect the board to exercise appropriate oversight of management and the business activities of the company. Where we believe a board has failed to exercise sufficient oversight, we may vote against the responsible committees and/or individual directors. The following illustrates common circumstances:

•                   With regard to material ESG risk factors, or where the company has failed to provide shareholders with adequate disclosure to conclude appropriate strategic consideration is given to these factors by the board, we may vote against directors of the responsible committee, or the most relevant director

•                   With regard to accounting practices or audit oversight, e.g., where the board has failed to facilitate quality, independent auditing. If substantial accounting irregularities suggest insufficient oversight, we will consider voting against the current audit committee, and any other members of the board who may be responsible

•                   During a period in which executive compensation appears excessive relative to the performance of the company and compensation paid by peers, we may vote against the members of the compensation committee

•                   Where a company has proposed an equity compensation plan that is not aligned with shareholders’ interests, we may vote against the members of the compensation committee

•                   Where the board is not comprised of a majority of independent directors (this may not apply in the case of a controlled company), we may vote against the chair of the nominating/governance

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committee, or where no chair exists, the nominating/governance committee member with the longest tenure

•                   Where it appears the director has acted (at the company or at other companies) in a manner that compromises their ability to represent the best long-term economic interests of shareholders, we may vote against that individual

•                   Where a director has a multi-year pattern of poor attendance at combined board and applicable committee meetings, or a director has poor attendance in a single year with no disclosed rationale, we may vote against that individual. Excluding exigent circumstances, BIS generally considers attendance at less than 75% of the combined board and applicable committee meetings to be poor attendance

•                   Where a director serves on an excessive number of boards, which may limit their capacity to focus on each board’s needs, we may vote against that individual. The following identifies the maximum number of boards on which a director may serve, before BIS considers them to be over-committed:

	Public Company Executive	# Outside Public Boards[1]	Total # of Public Boards
Director A		1	2
Director B2		3	4

Responsiveness to shareholders

We expect a board to be engaged and responsive to its shareholders, including acknowledging voting outcomes for director elections, compensation, shareholder proposals, and other ballot items. Where we believe a board has not substantially addressed shareholder concerns, we may vote against the responsible committees and/or individual directors. The following illustrates common circumstances:

•                   The independent chair or lead independent director, members of the nominating/governance committee, and/or the longest tenured director(s), where we observe a lack of board responsiveness to shareholders, evidence of board entrenchment, and/or failure to plan for adequate board member succession

•                   The chair of the nominating/governance committee, or where no chair exists, the nominating/governance committee member with the longest tenure, where board member(s) at the most recent election of directors have received against votes from more than 25% of shares voted, and the board has not taken appropriate action to respond to shareholder concerns. This may not apply in cases where BIS did not support the initial against vote

1  In addition to the company under review.

2  Including fund managers whose full-time employment involves responsibility for the investment and oversight of fund vehicles, and those who have employment as professional investors and provide oversight for those holdings.

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•                   The independent chair or lead independent director and/or members of the nominating/governance committee, where a board fails to consider shareholder proposals that receive substantial support, and the proposals, in our view, have a material impact on the business, shareholder rights, or the potential for long-term value creation

Shareholder rights

We expect a board to act with integrity and to uphold governance best practices. Where we believe a board has not acted in the best interests of its shareholders, we may vote against the appropriate committees and/or individual directors. The following illustrates common circumstances:

•                   The independent chair or lead independent director and members of the nominating/governance committee, where a board implements or renews a poison pill without shareholder approval

•                   The independent chair or lead independent director and members of the nominating/governance committee, where a board amends the charter/articles/bylaws and where the effect may be to entrench directors or to significantly reduce shareholder rights

•                   Members of the compensation committee where the company has repriced options without shareholder approval

If a board maintains a classified structure, it is possible that the director(s) with whom we have a particular concern may not be subject to election in the year that the concern arises. In such situations, if we have a concern regarding the actions of a committee and the responsible member(s), we will generally register our concern by voting against all available members of the relevant committee.

Board composition and effectiveness

We encourage boards to periodically refresh their membership to ensure relevant skills and experience within the boardroom. To this end, regular performance reviews and skills assessments should be conducted by the nominating/governance committee or the lead independent director. When nominating new directors to the board, we ask that there is sufficient information on the individual candidates so that shareholders can assess the suitability of each individual nominee and the overall board composition. Where boards find that age limits or term limits are the most efficient and objective mechanism for ensuring periodic board refreshment, we generally defer to the board’s determination in setting such limits. BIS will also consider the average board tenure to evaluate processes for board renewal. We may oppose boards that appear to have an insufficient mix of short-, medium-, and long-tenured directors.

Furthermore, we expect boards to be comprised of a diverse selection of individuals who bring their personal and professional experiences to bear in order to create a constructive debate of a variety of views and opinions in the boardroom. We are interested in diversity in the board room as a means to promoting diversity of thought and avoiding “group think”. We ask boards to disclose how diversity is considered in board composition, including demographic factors such as gender, race, ethnicity, and age; as well as professional characteristics, such as a director’s industry experience, specialist areas of expertise, and geographic location. We assess a board’s diversity in the context of a company’s domicile, business model, and strategy. We believe boards should aspire to 30% diversity of membership and encourage

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companies to have at least two directors on their board who identify as female and at least one who identifies as a member of an underrepresented group.3

We ask that boards disclose:

•                   The aspects of diversity that the company believes are relevant to its business and how the diversity characteristics of the board, in aggregate, are aligned with a company’s long-term strategy and business model

•                   The process by which candidates are identified and selected, including whether professional firms or other resources outside of incumbent directors’ networks have been engaged to identify and/or assess candidates, and whether a diverse slate of nominees is considered for all available board nominations

•                   The process by which boards evaluate themselves and any significant outcomes of the evaluation process, without divulging inappropriate and/or sensitive details

This position is based on our view that diversity of perspective and thought – in the boardroom, in the management team, and throughout the company –leads to better long-term economic outcomes for companies. Academic research already reveals correlations between specific dimensions of diversity and effects on decision-making processes and outcomes.4 In our experience, greater diversity in the boardroom contributes to more robust discussions and more innovative and resilient decisions. Over time, it can also promote greater diversity and resilience in the leadership team and workforce more broadly, enabling companies to develop businesses that more closely reflect and resonate with the customers and communities they serve.

To the extent that, based on our assessment of corporate disclosures, a company has not adequately accounted for diversity in its board composition within a reasonable timeframe, we may vote against members of the nominating/governance committee for an apparent lack of commitment to board effectiveness. We recognize that building high-quality, diverse boards can take time. We will look to the largest companies (e.g., S&P 500) for continued leadership. Our publicly available commentary provides more information on our approach to board diversity.

Board size

We typically defer to the board in setting the appropriate size and believe directors are generally in the best position to assess the optimal board size to ensure effectiveness. However, we may oppose boards that appear too small to allow for the necessary range of skills and experience or too large to function efficiently.

3 Including, but not limited to, individuals who identify as Black or African American, Hispanic or Latinx, Asian, Native American or Alaska Native, or Native Hawaiian or Pacific Islander; individuals who identify as LGBTQ+; individuals who identify as underrepresented based on national, Indigenous, religious, or cultural identity; individuals with disabilities; and veterans.

4 For example, the role of gender diversity on team cohesion and participative communication is explored by Post, C., 2015, When is female leadership an advantage? Coordination requirements, team cohesion, and team interaction norms, Journal of Organizational Behavior, 36, 1153-1175.

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CEO and management succession planning

There should be a robust CEO and senior management succession plan in place at the board level that is reviewed and updated on a regular basis. We expect succession planning to cover scenarios over both the long-term, consistent with the strategic direction of the company and identified leadership needs over time, as well as the short-term, in the event of an unanticipated executive departure. We encourage the company to explain its executive succession planning process, including where accountability lies within the boardroom for this task, without prematurely divulging sensitive information commonly associated with this exercise.

Classified board of directors/staggered terms

We believe that directors should be re-elected annually; classification of the board generally limits shareholders’ rights to regularly evaluate a board’s performance and select directors. While we will typically support proposals requesting board de-classification, we may make exceptions, should the board articulate an appropriate strategic rationale for a classified board structure. This may include when a company needs consistency and stability during a time of transition, e.g., newly public companies or companies undergoing a strategic restructuring. A classified board structure may also be justified at non-operating companies, e.g., closed-end funds or business development companies (“BDC”),5 in certain circumstances. We would, however, expect boards with a classified structure to periodically review the rationale for such structure and consider when annual elections might be more appropriate.

Without a voting mechanism to immediately address concerns about a specific director, we may choose to vote against the directors up for election at the time (see “Shareholder rights” for additional detail).

Contested director elections

The details of contested elections, or proxy contests, are assessed on a case-by-case basis. We evaluate a number of factors, which may include: the qualifications of the dissident and management candidates; the validity of the concerns identified by the dissident; the viability of both the dissident’s and management’s plans; the ownership stake and holding period of the dissident; the likelihood that the dissident’s solutions will produce the desired change; and whether the dissident represents the best option for enhancing long-term shareholder value.

Cumulative voting

We believe that a majority vote standard is in the best long-term interests of shareholders. It ensures director accountability through the requirement to be elected by more than half of the votes cast. As such, we will generally oppose proposals requesting the adoption of cumulative voting, which may disproportionately aggregate votes on certain issues or director candidates.

Director compensation and equity programs

We believe that compensation for directors should be structured to attract and retain directors, while also aligning their interests with those of shareholders. We believe director compensation packages that are

5 A BDC is a special investment vehicle under the Investment Company Act of 1940 that is designed to facilitate capital formation for small and middle-market companies.

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based on the company’s long-term value creation and include some form of long-term equity compensation are more likely to meet this goal. In addition, we expect directors to build meaningful share ownership over time.

Majority vote requirements

BIS believes that directors should generally be elected by a majority of the shares voted and will normally support proposals seeking to introduce bylaws requiring a majority vote standard for director elections. Majority vote standards assist in ensuring that directors who are not broadly supported by shareholders are not elected to serve as their representatives. Some companies with a plurality voting standard have adopted a resignation policy for directors who do not receive support from at least a majority of votes cast. Where we believe that the company already has a sufficiently robust majority voting process in place, we may not support a shareholder proposal seeking an alternative mechanism.

We note that majority voting may not be appropriate in all circumstances, for example, in the context of a contested election, or for majority-controlled companies.

Risk oversight

Companies should have an established process for identifying, monitoring, and managing business and material ESG risks. Independent directors should have access to relevant management information and outside advice, as appropriate, to ensure they can properly oversee risk. We encourage companies to provide transparency around risk management, mitigation, and reporting to the board. We are particularly interested in understanding how risk oversight processes evolve in response to changes in corporate strategy and/or shifts in the business and related risk environment. Comprehensive disclosure provides investors with a sense of the company’s long-term risk management practices and, more broadly, the quality of the board’s oversight. In the absence of robust disclosures, we may reasonably conclude that companies are not adequately managing risk.

Separation of chair and CEO

We believe that independent leadership is important in the boardroom. There are two commonly accepted structures for independent board leadership: 1) an independent chair; or 2) a lead independent director when the roles of chair and CEO are combined.

In the absence of a significant governance concern, we defer to boards to designate the most appropriate leadership structure to ensure adequate balance and independence.6

In the event that the board chooses a combined chair/CEO model, we generally support the designation of a lead independent director if they have the power to: 1) provide formal input into board meeting agendas; 2) call meetings of the independent directors; and 3) preside at meetings of independent directors. Furthermore, while we anticipate that most directors will be elected annually, we believe an

6 To this end, we do not view shareholder proposals asking for the separation of chair and CEO to be a proxy for other concerns we may have at the company for which a vote against directors would be more appropriate. Rather, support for such a proposal might arise in the case of overarching and sustained governance concerns such as lack of independence or failure to oversee a material risk over consecutive years.

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element of continuity is important for this role to provide appropriate leadership balance to the chair/CEO.

The following table illustrates examples of responsibilities under each board leadership model:

	Combined Chair/CEO Model		Separate Chair Model
	Chair/CEO	Lead Independent Director	Chair
Board Meetings	Authority to call full meetings of the board of directors	Attends full meetings of the board of directors	Authority to call full meetings of the board of directors
Authority to call meetings of independent directors
Briefs CEO on issues arising from executive sessions
Agenda	Primary responsibility for shaping board agendas, consulting with the lead independent director	Collaborates with chair/CEO to set board agenda and board information	Primary responsibility for shaping board agendas, in conjunction with CEO
Board Communications	Communicates with all directors on key issues and concerns outside of full board meetings	Facilitates discussion among independent directors on key issues and concerns outside of full board meetings, including contributing to the oversight of CEO and management succession planning	Facilitates discussion among independent directors on key issues and concerns outside of full board meetings, including contributing to the oversight of CEO and management succession planning

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Auditors and audit-related issues

BIS recognizes the critical importance of financial statements to provide a complete and accurate portrayal of a company’s financial condition. Consistent with our approach to voting on directors, we seek to hold the audit committee of the board responsible for overseeing the management of the audit function at a company. We may vote against the audit committee members where the board has failed to facilitate quality, independent auditing. We look to public disclosures for insight into the scope of the audit committee responsibilities, including an overview of audit committee processes, issues on the audit committee agenda, and key decisions taken by the audit committee. We take particular note of cases involving significant financial restatements or material weakness disclosures, and we expect timely disclosure and remediation of accounting irregularities.

The integrity of financial statements depends on the auditor effectively fulfilling its role. To that end, we favor an independent auditor. In addition, to the extent that an auditor fails to reasonably identify and address issues that eventually lead to a significant financial restatement, or the audit firm has violated standards of practice, we may also vote against ratification.

From time to time, shareholder proposals may be presented to promote auditor independence or the rotation of audit firms. We may support these proposals when they are consistent with our views as described above.

Capital structure proposals

Equal voting rights

BIS believes that shareholders should be entitled to voting rights in proportion to their economic interests. We believe that companies that look to add or that already have dual or multiple class share structures should review these structures on a regular basis, or as company circumstances change. Companies with multiple share classes should receive shareholder approval of their capital structure on a periodic basis via a management proposal on the company’s proxy. The proposal should give unaffiliated shareholders the opportunity to affirm the current structure or establish mechanisms to end or phase out controlling structures at the appropriate time, while minimizing costs to shareholders.

Blank check preferred stock

We frequently oppose proposals requesting authorization of a class of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock) because they may serve as a transfer of authority from shareholders to the board and as a possible entrenchment device. We generally view the board’s discretion to establish voting rights on a when-issued basis as a potential anti-takeover device, as it affords the board the ability to place a block of stock with an investor sympathetic to management, thereby foiling a takeover bid without a shareholder vote.

Nonetheless, we may support the proposal where the company:

●                  Appears to have a legitimate financing motive for requesting blank check authority

●                  Has committed publicly that blank check preferred shares will not be used for anti-takeover purposes

●                  Has a history of using blank check preferred stock for financings

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•                Has blank check preferred stock previously outstanding such that an increase would not necessarily provide further anti-takeover protection but may provide greater financing flexibility

Increase in authorized common shares

BIS will evaluate requests to increase authorized shares on a case-by-case basis, in conjunction with industry-specific norms and potential dilution, as well as a company’s history with respect to the use of its common shares.

Increase or issuance of preferred stock

We generally support proposals to increase or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and where the terms of the preferred stock appear reasonable.

Stock splits

We generally support stock splits that are not likely to negatively affect the ability to trade shares or the economic value of a share. We generally support reverse stock splits that are designed to avoid delisting or to facilitate trading in the stock, where the reverse split will not have a negative impact on share value (e.g., one class is reduced while others remain at pre-split levels). In the event of a proposal for a reverse split that would not proportionately reduce the company’s authorized stock, we apply the same analysis we would use for a proposal to increase authorized stock.

Mergers, acquisitions, asset sales, and other special transactions

In assessing mergers, acquisitions, asset sales, or other special transactions – including business combinations involving Special Purpose Acquisition Companies (“SPACs”) – BIS’ primary consideration is the long-term economic interests of our clients as shareholders. We expect boards proposing a transaction to clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it enhances long-term shareholder value. While mergers, acquisitions, asset sales, business combinations, and other special transaction proposals vary widely in scope and substance, we closely examine certain salient features in our analyses, such as:

●                  The degree to which the proposed transaction represents a premium to the company’s trading price. We consider the share price over multiple time periods prior to the date of the merger announcement. We may consider comparable transaction analyses provided by the parties’ financial advisors and our own valuation assessments. For companies facing insolvency or bankruptcy, a premium may not apply

●                  There should be clear strategic, operational, and/or financial rationale for the combination

●                  Unanimous board approval and arm’s-length negotiations are preferred. We will consider whether the transaction involves a dissenting board or does not appear to be the result of an arm’s-length bidding process. We may also consider whether executive and/or board members’ financial interests appear likely to affect their ability to place shareholders’ interests before their own

●                  We prefer transaction proposals that include the fairness opinion of a reputable financial advisor assessing the value of the transaction to shareholders in comparison to recent similar transactions

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Poison pill plans

Where a poison pill is put to a shareholder vote by management, our policy is to examine these plans individually. Although we have historically opposed most plans, we may support plans that include a reasonable “qualifying offer clause.” Such clauses typically require shareholder ratification of the pill and stipulate a sunset provision whereby the pill expires unless it is renewed. These clauses also tend to specify that an all-cash bid for all shares that includes a fairness opinion and evidence of financing does not trigger the pill, but forces either a special meeting at which the offer is put to a shareholder vote or requires the board to seek the written consent of shareholders, where shareholders could rescind the pill at their discretion. We may also support a pill where it is the only effective method for protecting tax or other economic benefits that may be associated with limiting the ownership changes of individual shareholders.

We generally vote in favor of shareholder proposals to rescind poison pills.

Reimbursement of expense for successful shareholder campaigns

We generally do not support shareholder proposals seeking the reimbursement of proxy contest expenses, even in situations where we support the shareholder campaign. We believe that introducing the possibility of such reimbursement may incentivize disruptive and unnecessary shareholder campaigns.

Executive compensation

BIS expects a company’s board of directors to put in place a compensation structure that incentivizes and rewards executives appropriately and is aligned with shareholder interests, particularly the generation of sustainable long-term value.

We expect the compensation committee to carefully consider the specific circumstances of the company and the key individuals the board is focused on incentivizing. We encourage companies to ensure that their compensation plans incorporate appropriate and rigorous performance metrics consistent with corporate strategy and market practice. Performance-based compensation should include metrics that are relevant to the business and stated strategy or risk mitigation efforts. Goals, and the processes used to set these goals, should be clearly articulated and appropriately rigorous. We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures. We hold members of the compensation committee, or equivalent board members, accountable for poor compensation practices or structures.

BIS believes that there should be a clear link between variable pay and company performance that drives value creation for our clients as shareholders. We are generally not supportive of one-off or special bonuses unrelated to company or individual performance. Where discretion has been used by the compensation committee, we expect disclosure relating to how and why the discretion was used and further, how the adjusted outcome is aligned with the interests of shareholders.

We acknowledge that the use of peer group evaluation by compensation committees can help calibrate competitive pay; however, we are concerned when the rationale for increases in total compensation is solely based on peer benchmarking, rather than absolute outperformance.

We support incentive plans that foster the sustainable achievement of results — both financial and non-financial, including ESG – consistent with the company’s strategic initiatives. The vesting and holding timeframes associated with incentive plans should facilitate a focus on long-term value creation. Compensation committees should guard against contractual arrangements that would entitle executives

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to material compensation for early termination of their contract. Finally, pension contributions and other deferred compensation arrangements should be reasonable in light of market practices. Our publicly available commentary provides more information on our approach to executive compensation.

“Say on Pay” advisory resolutions

In cases where there is a “Say on Pay” vote, BIS will respond to the proposal as informed by our evaluation of compensation practices at that particular company and in a manner that appropriately addresses the specific question posed to shareholders. Where we conclude that a company has failed to align pay with performance, we will vote against the management compensation proposal and relevant compensation committee members.

Frequency of “Say on Pay” advisory resolutions

BIS will generally support annual advisory votes on executive compensation. We believe shareholders should have the opportunity to express feedback on annual incentive programs and changes to long-term compensation before multiple cycles are issued.

Clawback proposals

We generally favor recoupment from any senior executive whose compensation was based on faulty financial reporting or deceptive business practices. We also favor recoupment from any senior executive whose behavior caused material financial harm to shareholders, material reputational risk to the company, or resulted in a criminal proceeding, even if such actions did not ultimately result in a material restatement of past results. This includes, but is not limited to, settlement agreements arising from such behavior and paid for directly by the company. We typically support shareholder proposals on these matters unless the company already has a robust clawback policy that sufficiently addresses our concerns.

Employee stock purchase plans

We believe employee stock purchase plans (“ESPP”) are an important part of a company’s overall human capital management strategy and can provide performance incentives to help align employees’ interests with those of shareholders. The most common form of ESPP qualifies for favorable tax treatment under Section 423 of the Internal Revenue Code. We will typically support qualified ESPP proposals.

Equity compensation plans

BIS supports equity plans that align the economic interests of directors, managers, and other employees with those of shareholders. We believe that boards should establish policies prohibiting the use of equity awards in a manner that could disrupt the intended alignment with shareholder interests (e.g., the use of stock as collateral for a loan; the use of stock in a margin account; the use of stock in hedging or derivative transactions). We may support shareholder proposals requesting the establishment of such policies.

Our evaluation of equity compensation plans is based on a company’s executive pay and performance relative to peers and whether the plan plays a significant role in a pay-for-performance disconnect. We generally oppose plans that contain “evergreen” provisions, which allow for the unlimited increase of shares reserved without requiring further shareholder approval after a reasonable time period. We also generally oppose plans that allow for repricing without shareholder approval. We may also oppose plans that provide for the acceleration of vesting of equity awards even in situations where an actual change of control may not occur. We encourage companies to structure their change of control provisions to require

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the termination of the covered employee before acceleration or special payments are triggered (commonly referred to as “double trigger” change of control provisions).

Golden parachutes

We generally view golden parachutes as encouragement to management to consider transactions that might be beneficial to shareholders. However, a large potential pay-out under a golden parachute arrangement also presents the risk of motivating a management team to support a sub-optimal sale price for a company.

When determining whether to support or oppose an advisory vote on a golden parachute plan, BIS may consider several factors, including:

●                  Whether we believe that the triggering event is in the best interests of shareholders

●                  Whether management attempted to maximize shareholder value in the triggering event

●                  The percentage of total premium or transaction value that will be transferred to the management team, rather than shareholders, as a result of the golden parachute payment

●                  Whether excessively large excise tax gross-up payments are part of the pay-out

●                  Whether the pay package that serves as the basis for calculating the golden parachute payment was reasonable in light of performance and peers

●                  Whether the golden parachute payment will have the effect of rewarding a management team that has failed to effectively manage the company

It may be difficult to anticipate the results of a plan until after it has been triggered; as a result, BIS may vote against a golden parachute proposal even if the golden parachute plan under review was approved by shareholders when it was implemented.

We may support shareholder proposals requesting that implementation of such arrangements require shareholder approval.

Option exchanges

We believe that there may be legitimate instances where underwater options create an overhang on a company’s capital structure and a repricing or option exchange may be warranted. We will evaluate these instances on a case-by-case basis. BIS may support a request to reprice or exchange underwater options under the following circumstances:

●                  The company has experienced significant stock price decline as a result of macroeconomic trends, not individual company performance

●                  Directors and executive officers are excluded; the exchange is value neutral or value creative to shareholders; tax, accounting, and other technical considerations have been fully contemplated

●                  There is clear evidence that absent repricing, the company will suffer serious employee incentive or retention and recruiting problems

BIS may also support a request to exchange underwater options in other circumstances, if we determine that the exchange is in the best interests of shareholders.

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Supplemental executive retirement plans

BIS may support shareholder proposals requesting to put extraordinary benefits contained in supplemental executive retirement plans (“SERP”) to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Environmental and social issues

We believe that well-managed companies deal effectively with material ESG factors relevant to their businesses. Governance is the core means by which boards can oversee the creation of sustainable long-term value. Appropriate risk oversight of environmental and social (“E&S”) considerations stems from this construct.

Robust disclosure is essential for investors to effectively gauge the impact of companies’ business practices and strategic planning related to E&S risks and opportunities. When a company’s reporting is inadequate, investors, including BlackRock, will increasingly conclude that the company is not appropriately managing risk. Given the increased understanding of material sustainability risks and opportunities, and the need for better information to assess them, BIS will advocate for continued improvement in companies’ reporting and will express concerns through our voting where disclosures or the business practices underlying them are inadequate.

BIS encourages companies to disclose their approach to maintaining a sustainable business model. We believe that reporting aligned with the framework developed by the Task Force on Climate-related Financial Disclosures (“TCFD”), supported by industry-specific metrics such as those identified by the Sustainability Accounting Standards Board (“SASB”), can provide a comprehensive picture of a company’s sustainability approach and performance. While the TCFD framework was developed to support climate-related risk disclosure, the four pillars of the TCFD – Governance, Strategy, Risk Management, and Metrics and Targets - are a useful way for companies to disclose how they identify, assess, manage, and oversee a variety of sustainability-related risks and opportunities. SASB’s industry-specific guidance (as identified in its materiality map) is beneficial in helping companies identify key performance indicators (“KPIs”) across various dimensions of sustainability that are considered to be financially material and decision-useful within their industry. We recognize that some companies may report using different standards, which may be required by regulation, or one of a number of private standards. In such cases, we ask that companies highlight the metrics that are industry- or company-specific.

Accordingly, we ask companies to:

●                 Disclose the identification, assessment, management, and oversight of sustainability-related risks in accordance with the four pillars of TCFD

●                 Publish investor-relevant, industry-specific, material metrics and rigorous targets, aligned with SASB or comparable sustainability reporting standards

Companies should also disclose any supranational standards adopted, the industry initiatives in which they participate, any peer group benchmarking undertaken, and any assurance processes to help investors understand their approach to sustainable and responsible business conduct.

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Climate risk

BlackRock believes that climate change has become a defining factor in companies’ long-term prospects. We ask every company to help its investors understand how it may be impacted by climate-related risk and opportunities, and how these factors are considered within strategy in a manner consistent with the company’s business model and sector. Specifically, we ask companies to articulate how their business model is aligned to a scenario in which global warming is limited to well below 2°C, moving towards global net zero emissions by 2050.

BIS understands that climate change can be very challenging for many companies, as they seek to drive long-term value by mitigating risks and capturing opportunities. A growing number of companies, financial institutions, as well as governments, have committed to advancing net zero. There is growing consensus that companies can benefit from the more favorable macro-economic environment under an orderly, timely, and just transition to net zero.7  Many companies are asking what their role should be in contributing to a just transition — in ensuring a reliable energy supply and protecting the most vulnerable from energy price shocks and economic dislocation. They are also seeking more clarity as to the public policy path that will help align greenhouse gas reduction actions with commitments.

In this context, we ask companies to disclose a business plan for how they intend to deliver long-term financial performance through the transition to global net zero, consistent with their business model and sector. We encourage companies to demonstrate that their plans are resilient under likely decarbonization pathways, and the global aspiration to limit warming to 1.5°C.8 We also encourage companies to disclose how considerations related to having a reliable energy supply and just transition affect their plans.

We look to companies to set short-, medium-, and long-term science-based targets, where available for their sector, for greenhouse gas reductions and to demonstrate how their targets are consistent with the long-term economic interests of their shareholders. Companies have an opportunity to use and contribute to the development of alternative energy sources and low-carbon transition technologies that will be essential to reaching net zero. We also recognize that some continued investment is required to maintain a reliable, affordable supply of fossil fuels during the transition. We ask companies to disclose how their capital allocation across alternatives, transition technologies, and fossil fuel production is consistent with their strategy and their emissions reduction targets.

In determining how to vote, we will continue to assess whether a company’s disclosures are aligned with the TCFD and provide short-, medium-, and long-term reduction targets for Scope 1 and 2 emissions. We may signal concerns about a company’s plans or disclosures in our voting on director elections, particularly at companies facing material climate risks. We may support shareholder proposals that ask

7 For example, BlackRock’s Capital Markets Assumptions anticipate 25 points of cumulative economic gains over a 20-year period in an orderly transition as compared to the alternative. This better macro environment will support better economic growth, financial stability, job growth, productivity, as well as ecosystem stability and health outcomes.

8 The global aspiration is reflective of aggregated efforts; companies in developed and emerging markets are not equally equipped to transition their business and reduce emissions at the same rate—those in developed markets with the largest market capitalization are better positioned to adapt their business models at an accelerated pace. Government policy and regional targets may be reflective of these realities.

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companies to disclose climate plans aligned with our expectations. Our publicly available commentary provides more information on our approach to climate risk.

Key stakeholder interests

We believe that in order to deliver long-term value for shareholders, companies should also consider the interests of their key stakeholders. While stakeholder groups may vary across industries, they are likely to include employees; business partners (such as suppliers and distributors); clients and consumers; government and regulators; and the communities in which a company operates. Companies that build strong relationships with their key stakeholders are more likely to meet their own strategic objectives, while poor relationships may create adverse impacts that expose a company to legal, regulatory, operational, and reputational risks and jeopardize their social license to operate. We expect companies to effectively oversee and mitigate these risks with appropriate due diligence processes and board oversight. Our publicly available commentaries provide more information on our approach.

Human capital management

A company’s approach to human capital management (“HCM”) is a critical factor in fostering an inclusive, diverse, and engaged workforce, which contributes to business continuity, innovation, and long-term value creation. Consequently, we expect companies to demonstrate a robust approach to HCM and provide shareholders with disclosures to understand how their approach aligns with their stated strategy and business model.

We believe that clear and consistent disclosures on these matters are critical for investors to make an informed assessment of a company’s HCM practices. We expect companies to disclose the steps they are taking to advance diversity, equity, and inclusion; job categories and workforce demographics; and their responses to the U.S. Equal Employment Opportunity Commission’s EEO-1 Survey. Where we believe a company’s disclosures or practices fall short relative to the market or peers, or we are unable to ascertain the board and management’s effectiveness in overseeing related risks and opportunities, we may vote against members of the appropriate committee or support relevant shareholder proposals. Our publicly available commentary provides more information on our approach to HCM.

Corporate political activities

Companies may engage in certain political activities, within legal and regulatory limits, in order to support public policy matters material to the companies’ long-term strategies. These activities can also create risks, including: the potential for allegations of corruption; certain reputational risks; and risks that arise from the complex legal, regulatory, and compliance considerations associated with corporate political spending and lobbying activity. Companies that engage in political activities should develop and maintain robust processes to guide these activities and mitigate risks, including board oversight.

When presented with shareholder proposals requesting increased disclosure on corporate political activities, BIS will evaluate publicly available information to consider how a company’s lobbying and political activities may impact the company. We will also evaluate whether there is general consistency between a company’s stated positions on policy matters material to its strategy and the material positions taken by significant industry groups of which it is a member. We may decide to support a shareholder proposal requesting additional disclosures if we identify a material inconsistency or feel that further transparency may clarify how the company’s political activities support its long-term strategy. Our publicly available commentary provides more information on our approach to corporate political activities.

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General corporate governance matters

Adjourn meeting to solicit additional votes

We generally support such proposals unless the agenda contains items that we judge to be detrimental to shareholders’ best long-term economic interests.

Bundled proposals

We believe that shareholders should have the opportunity to review substantial governance changes individually without having to accept bundled proposals. Where several measures are grouped into one proposal, BIS may reject certain positive changes when linked with proposals that generally contradict or impede the rights and economic interests of shareholders.

Exclusive forum provisions

BIS generally supports proposals to seek exclusive forum for certain shareholder litigation. In cases where a board unilaterally adopts exclusive forum provisions that we consider unfavorable to the interests of shareholders, we will vote against the independent chair or lead independent director and members of the nominating/governance committee.

Multi-jurisdictional companies

Where a company is listed on multiple exchanges or incorporated in a country different from its primary listing, we will seek to apply the most relevant market guideline(s) to our analysis of the company’s governance structure and specific proposals on the shareholder meeting agenda. In doing so, we typically consider the governance standards of the company’s primary listing, the market standards by which the company governs itself, and the market context of each specific proposal on the agenda. If the relevant standards are silent on the issue under consideration, we will use our professional judgment as to what voting outcome would best protect the long-term economic interests of investors. We expect companies to disclose the rationale for their selection of primary listing, country of incorporation, and choice of governance structures, particularly where there is conflict between relevant market governance practices.

Other business

We oppose voting on matters where we are not given the opportunity to review and understand those measures and carry out an appropriate level of shareholder oversight.

Reincorporation

Proposals to reincorporate from one state or country to another are most frequently motivated by considerations of anti-takeover protections, legal advantages, and/or cost savings. We will evaluate, on a case-by-case basis, the economic and strategic rationale behind the company’s proposal to reincorporate. In all instances, we will evaluate the changes to shareholder protections under the new charter/articles/bylaws to assess whether the move increases or decreases shareholder protections. Where we find that shareholder protections are diminished, we may support reincorporation if we determine that the overall benefits outweigh the diminished rights.

IPO governance

We expect boards to consider and disclose how the corporate governance structures adopted upon initial public offering (“IPO”) are in shareholders’ best long-term interests. We also expect boards to conduct a

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regular review of corporate governance and control structures, such that boards might evolve foundational corporate governance structures as company circumstances change, without undue costs and disruption to shareholders. In our letter on unequal voting structures, we articulate our view that “one vote for one share” is the preferred structure for publicly-traded companies. We also recognize the potential benefits of dual class shares to newly public companies as they establish themselves; however, we believe that these structures should have a specific and limited duration. We will generally engage new companies on topics such as classified boards and supermajority vote provisions to amend bylaws, as we believe that such arrangements may not be in the best interest of shareholders in the long-term.

We will typically apply a one-year grace period for the application of certain director-related guidelines (including, but not limited to, responsibilities on other public company boards and board composition concerns), during which we expect boards to take steps to bring corporate governance standards in line with our expectations.

Further, if a company qualifies as an emerging growth company (an “EGC”) under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), we will give consideration to the NYSE and NASDAQ governance exemptions granted under the JOBS Act for the duration such a company is categorized as an EGC. We expect an EGC to have a totally independent audit committee by the first anniversary of its IPO, with our standard approach to voting on auditors and audit-related issues applicable in full for an EGC on the first anniversary of its IPO.

Corporate form

Proposals to change a corporation’s form, including those to convert to a public benefit corporation (“PBC”) structure, should clearly articulate how the interests of shareholders and different stakeholders would be augmented or adversely affected, as well as the accountability and voting mechanisms that would be available to shareholders. We generally support management proposals if our analysis indicates that shareholders’ interests are adequately protected. Corporate form shareholder proposals are evaluated on a case-by-case basis.

Shareholder protections

Amendment to charter/articles/bylaws

We believe that shareholders should have the right to vote on key corporate governance matters, including changes to governance mechanisms and amendments to the charter/articles/bylaws. We may vote against certain directors where changes to governing documents are not put to a shareholder vote within a reasonable period of time, particularly if those changes have the potential to impact shareholder rights (see “Director elections”). In cases where a board’s unilateral adoption of changes to the charter/articles/bylaws promotes cost and operational efficiency benefits for the company and its shareholders, we may support such action if it does not have a negative effect on shareholder rights or the company’s corporate governance structure.

When voting on a management or shareholder proposal to make changes to the charter/articles/bylaws, we will consider in part the company’s and/or proponent’s publicly stated rationale for the changes; the company’s governance profile and history; relevant jurisdictional laws; and situational or contextual circumstances which may have motivated the proposed changes, among other factors. We will typically support amendments to the charter/articles/bylaws where the benefits to shareholders outweigh the costs of failing to make such changes.

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Proxy access

We believe that long-term shareholders should have the opportunity, when necessary and under reasonable conditions, to nominate directors on the company’s proxy card.

In our view, securing the right of shareholders to nominate directors without engaging in a control contest can enhance shareholders’ ability to meaningfully participate in the director election process, encourage board attention to shareholder interests, and provide shareholders an effective means of directing that attention where it is lacking. Proxy access mechanisms should provide shareholders with a reasonable opportunity to use this right without stipulating overly restrictive or onerous parameters for use, and also provide assurances that the mechanism will not be subject to abuse by short-term investors, investors without a substantial investment in the company, or investors seeking to take control of the board.

In general, we support market-standardized proxy access proposals, which allow a shareholder (or group of up to 20 shareholders) holding three percent of a company’s outstanding shares for at least three years the right to nominate the greater of up to two directors or 20% of the board. Where a standardized proxy access provision exists, we will generally oppose shareholder proposals requesting outlier thresholds.

Right to act by written consent

In exceptional circumstances and with sufficiently broad support, shareholders should have the opportunity to raise issues of substantial importance without having to wait for management to schedule a meeting. We therefore believe that shareholders should have the right to solicit votes by written consent provided that: 1) there are reasonable requirements to initiate the consent solicitation process (in order to avoid the waste of corporate resources in addressing narrowly supported interests); and 2) shareholders receive a minimum of 50% of outstanding shares to effectuate the action by written consent. We may oppose shareholder proposals requesting the right to act by written consent in cases where the proposal is structured for the benefit of a dominant shareholder to the exclusion of others, or if the proposal is written to discourage the board from incorporating appropriate mechanisms to avoid the waste of corporate resources when establishing a right to act by written consent. Additionally, we may oppose shareholder proposals requesting the right to act by written consent if the company already provides a shareholder right to call a special meeting that we believe offers shareholders a reasonable opportunity to raise issues of substantial importance without having to wait for management to schedule a meeting.

Right to call a special meeting

In exceptional circumstances and with sufficiently broad support, shareholders should have the opportunity to raise issues of substantial importance without having to wait for management to schedule a meeting. Accordingly, shareholders should have the right to call a special meeting in cases where a reasonably high proportion of shareholders (typically a minimum of 15% but no higher than 25%) are required to agree to such a meeting before it is called. However, we may oppose this right in cases where the proposal is structured for the benefit of a dominant shareholder, or where a lower threshold may lead to an ineffective use of corporate resources. We generally believe that a right to act via written consent is not a sufficient alternative to the right to call a special meeting.

Simple majority voting

We generally favor a simple majority voting requirement to pass proposals. Therefore, we will support the reduction or the elimination of supermajority voting requirements to the extent that we determine shareholders’ ability to protect their economic interests is improved. Nonetheless, in situations where

BlackRock Investment Stewardship	Proxy voting guidelines for U.S. securities | 21

there is a substantial or dominant shareholder, supermajority voting may be protective of minority shareholder interests and we may support supermajority voting requirements in those situations.

Virtual meetings

Shareholders should have the opportunity to participate in the annual and special meetings for the companies in which they are invested, as these meetings facilitate an opportunity for shareholders to provide feedback and hear from the board and management. While these meetings have traditionally been conducted in-person, virtual meetings are an increasingly viable way for companies to utilize technology to facilitate shareholder accessibility, inclusiveness, and cost efficiencies.  We expect shareholders to have a meaningful opportunity to participate in the meeting and interact with the board and management in these virtual settings; companies should facilitate open dialogue and allow shareholders to voice concerns and provide feedback without undue censorship. Relevant shareholder proposals are assessed on a case-by-case basis.

BlackRock Investment Stewardship	Proxy voting guidelines for U.S. securities | 22

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Prepared by BlackRock, Inc.

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Policy, Procedures and Guidelines for Goldman Sachs Asset Management’s Global Proxy Voting

2022 Edition

March 2022

For further information, please contact GSAM-Stewardship@gs.com.

PART I:

GOLDMAN SACHS ASSET MANAGEMENT1 POLICY AND PROCEDURES ON PROXY VOTING FOR INVESTMENT ADVISORY CLIENTS

A: Our Approach to Proxy Voting

Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf.  Our guiding principles in performing proxy voting are to make decisions that favor proposals that in our view maximize a company’s shareholder value and are not influenced by conflicts of interest.  These principles reflect our belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders. We recognize that Environmental, Social and Governance (ESG) factors can affect investment performance, expose potential investment risks and provide an indication of management excellence and leadership.  When evaluating ESG proxy issues, we balance the purpose of a proposal with the overall benefit to shareholders.

To implement these guiding principles for investments in publicly traded equities for which we have voting power on any record date, we follow customized proxy voting guidelines that have been developed by our portfolio management and our Global Stewardship Team (the “Guidelines”). The Guidelines embody the positions and factors we generally consider important in casting proxy votes.  They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and various shareholder proposals.  Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines identify factors we consider in determining how the vote should be cast.  A summary of the Guidelines is attached as Part II.

The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions.  Our portfolio management teams (each, a “Portfolio Management Team”) base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.

Goldman Sachs Asset Management has adopted the policies and procedures set out below regarding the voting of proxies (the “Policy”).  The Global Stewardship Team periodically reviews this Policy to ensure it continues to be consistent with our guiding principles.

B: The Proxy Voting Process

Public Equity Investments

Fundamental Equity Team

1  For purposes of this Policy, “Asset Management” refers, collectively, to the following legal entities:

Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Goldman Sachs Hedge Fund Strategies LLC; GS Investment Strategies, LLC; GSAM Stable Value, LLC; Goldman Sachs Asset Management (Singapore) Pte. Ltd; Goldman Sachs Asset Management (Hong Kong) Limited.; Goldman Sachs Asset Management Co. Ltd.; GSAM Services Private Limited; GS Investment Strategies Canada Inc.; Goldman Sachs Management (Ireland) Limited; Goldman Sachs Asset Management Australia Pty Ltd; Goldman Sachs Services Private Limited.; Goldman Sachs Bank Europe SE; and Goldman Sachs Asset Management Fund Services Limited.

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The Fundamental Equity Team views the analysis of corporate governance practices as an integral part of the investment research and stock valuation process.  In forming their views on particular matters, these Portfolio Management Teams may consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and Recommendations (as defined below).

Quantitative Investment Strategies Portfolio Management Teams

The Quantitative Investment Strategies Portfolio Management Teams have decided to generally follow the Guidelines and Recommendations based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as their participation in the creation of the Guidelines.  The Quantitative Investment Strategies Portfolio Management Teams may from time to time, however, review and individually assess any specific shareholder vote.

Fixed Income and Private Investments

Voting decisions with respect to client investments in fixed income securities and the securities of privately held issuers generally will be made by the relevant Portfolio Management Teams based on their assessment of the particular transactions or other matters at issue.  Those Portfolio Management Teams may also adopt policies related to the fixed income or private investments they make that supplement this Policy.

GS Investment Strategies Portfolio Management

Voting decisions with respect to client investments in the securities of privately held issuers generally will be made by the relevant Portfolio Management Teams based on their assessment of the particular transactions or other matters at issue.  To the extent the portfolio managers assume proxy voting responsibility with respect to publicly traded equity securities they will generally follow the Guidelines and Recommendations as discussed below unless an override is requested.

Alternative Investment and Manager Selection (“AIMS”) and

Externally Managed Strategies

Where we place client assets with managers outside of Asset Management, for example within our AIMS business unit, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies.  AIMS may, however, retain proxy voting responsibilities where it deems appropriate or necessary under prevailing circumstances.  To the extent AIMS portfolio managers assume proxy voting responsibility with respect to publicly traded equity securities they will follow the Guidelines and Recommendations as discussed below unless an override is requested.  Any other voting decision will be conducted in accordance with AIMS’ policies governing voting decisions with respect to public and non-publicly traded equity securities held by their clients.

C: Implementation

We have retained a third-party proxy voting service (the “Proxy Service”) to assist in the implementation of certain proxy voting-related functions, including, without limitation, operational, recordkeeping and reporting services.  Among its responsibilities, the Proxy Service prepares a written analysis and recommendation (a “Recommendation”) of each proxy vote that reflects the Proxy Service’s application of the Guidelines to the particular proxy issues.  In addition, in order to facilitate the casting of votes in an efficient manner, the Proxy Service generally prepopulates and automatically submits votes for all proxy matters in accordance with such Recommendations, subject to our ability to recall such automatically submitted votes.  If the Proxy Service or Asset Management becomes aware that an issuer has filed, or will file, additional proxy solicitation materials sufficiently in advance of the voting deadline, we will generally endeavor to consider such information where such information is viewed as material in our discretion when casting its vote, which may, but need not, result in a change to the Recommendation, which may take the form of an override (as described below) or a revised Recommendation issued by the Proxy Service. We retain the responsibility for proxy voting decisions. We conduct an annual due diligence meeting with the Proxy Service to review the processes and procedures the Proxy Service follows when making proxy voting recommendations based on the Guidelines and to discuss any material changes in the services, operations, staffing or processes.

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Our Portfolio Management Teams generally cast proxy votes consistently with the Guidelines and the Recommendations.  Each Portfolio Management Team, however, may on certain proxy votes seek approval to diverge from the Guidelines or a Recommendation by following a process that seeks to ensure that override decisions are not influenced by any conflict of interest.  As a result of the override process, different Portfolio Management Teams may vote differently for particular votes for the same company. In addition, the Global Stewardship Team may on certain proxy votes also seek approval to diverge from the Guidelines or a Recommendation and follow the override process described above that seeks to ensure these decisions are not influenced by any conflict of interest. In these instances, all shares voted are voted in the same manner.

Our clients who have delegated voting responsibility to us with respect to their account may from time to time contact their client representative if they would like to direct us to vote in a particular manner for a particular solicitation.  We will use commercially reasonable efforts to vote according to the client’s request in these circumstances, however, our ability to implement such voting instruction will be dependent on operational matters such as the timing of the request.

From time to time, our ability to vote proxies may be affected by regulatory requirements and compliance, legal or logistical considerations.  As a result, from time to time, we may determine that it is not practicable or desirable to vote proxies.  In certain circumstances, such as if a security is on loan through a securities lending program, the Portfolio Management Teams may not be able to participate in certain proxy votes unless the shares of the particular issuer are recalled in time to cast the vote. A determination of whether to seek a recall will be based on whether the applicable Portfolio Management Team determines that the benefit of voting outweighs the costs, lost revenue, and/or other detriments of retrieving the securities, recognizing that the handling of such recall requests is beyond our control and may not be satisfied in time for us to vote the shares in question.

We disclose our voting publicly each year in a filing with the US Securities and Exchange Commission and on our website for all Goldman Sachs Asset Management US registered mutual funds. We also generally disclose our voting publicly on a quarterly basis on our website for company proxies voted according to the Guidelines and Recommendations.

D. Conflicts of Interest

Goldman Sachs Asset Management has implemented processes designed to prevent conflicts of interest from influencing its proxy voting decisions. These processes include information barriers as well as the use of the Guidelines and Recommendations and the override process described above in instances when a Portfolio Management Team is interested in voting in a manner that diverges from the initial Recommendation based on the Guidelines. To mitigate perceived or potential conflicts of interest when a proxy is for shares of The Goldman Sachs Group Inc. or a Goldman Sachs Asset Management managed fund, we will generally instruct that such shares be voted in the same proportion as other shares are voted with respect to a proposal, subject to applicable legal, regulatory and operational requirements.

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PART II

GOLDMAN SACHS ASSET MANAGEMENT’S PROXY VOTING GUIDELINES SUMMARY

The following is a summary of the material Proxy Voting Guidelines (the “Guidelines”), which form the substantive basis of our Policy and Procedures on Proxy Voting for Investment Advisory Clients (the “Policy”).  As described in the main body of the Policy, one or more Portfolio Management Teams and/or the Global Stewardship Team may diverge from the Guidelines and a related Recommendation on any particular proxy vote or in connection with any individual investment decision in accordance with the Policy.

Region: Americas

The following section is a summary of the Guidelines, which form the substantive basis of the Policy with respect to North, Central and South American public equity investments of operating and/or holding companies Applying these guidelines is subject to certain regional and country-specific exceptions and modifications and is not inclusive of all considerations in each market.

1.                                    Business Items

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply within the last year:

●                                          An auditor has a financial interest in or association with the company, and is therefore not independent;

●                                          There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

●                                          Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; or material weaknesses identified in Section 404 disclosures; or

●                                          Fees for non-audit services are excessive (generally over 50% or more of the audit fees).

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services or asking for audit firm rotation.

Reincorporation Proposals

We may support management proposals to reincorporate as long as the reincorporation would not substantially diminish shareholder rights.  We may not support shareholder proposals for reincorporation unless the current state of incorporation is substantially less shareholder friendly than the proposed reincorporation, there is a strong economic case to reincorporate or the company has a history of making decisions that are not shareholder friendly.

Exclusive Venue for Shareholder Lawsuits

Generally vote FOR on exclusive venue proposals, taking into account:

●                                    Whether the company has been materially harmed by shareholder litigation outside its jurisdiction of incorporation, based on disclosure in the company’s proxy statement;

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●                                    Whether the company has the following good governance features:

◾                 Majority independent board;

◾                 Independent key committees;

◾                 An annually elected board;

◾                 A majority vote standard in uncontested director elections;

◾                 The absence of a poison pill, unless the pill was approved by shareholders; and/or

◾                 Separate Chairman CEO role or, if combined, an independent chairman with clearly delineated duties.

Virtual Meetings

Generally vote FOR proposals allowing for the convening of hybrid* shareholder meetings if it is clear that it is not the intention to hold virtual-only AGMs. Generally vote AGAINST proposals allowing for the convening of virtual-only* shareholder meetings.

* The phrase “virtual-only shareholder meeting” refers to a meeting of shareholders that is held exclusively through the use of online technology without a corresponding in-person meeting.  The term “hybrid shareholder meeting” refers to an in-person, or physical, meeting in which shareholders are permitted to participate online.

Public Benefit Corporation Proposals

Generally vote FOR management proposals and CASE-BY-CASE on shareholder proposals related to the conversion of the company into a public benefit corporation.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

Administrative Requests

Generally vote FOR non-contentious administrative management requests.

2.                                    Board of Directors

The board of directors should promote the interests of shareholders by acting in an oversight and/or advisory role; should consist of a majority of independent directors and/or meet local best practice expectations; and should be held accountable for actions and results related to their responsibilities. Vote on director nominees should be determined on a CASE-BY-CASE basis.

Voting on Director Nominees in Uncontested Elections

Board Composition

We generally believe diverse teams have the potential to outperform and we expect the companies that we invest in to focus on the importance of diversity. When evaluating board composition, we believe a diversity of ethnicity, gender and experience is an important consideration. We encourage companies to disclose the composition of their board in the proxy statement and may vote against members of the board without disclosure. See below how we execute our vote at companies that do not meet our diversity expectations.

Vote AGAINST or WITHHOLD from members of the Nominating Committee:

●                  At companies incorporated in the US if the board does not have at least 10% women directors and at least one other diverse board director;

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●                  At companies within the S&P 500, if, in addition to our gender expectations, the board does not have at least one diverse director from an underrepresented ethnic group;

●                  At companies not incorporated in the US, if the board does not have at least 10% women directors or does not meet the requirements of local listing rules or corporate governance codes or national targets

Vote AGAINST or WITHHOLD from the full board at companies incorporated in the US that do not have at least one woman director.

Vote AGAINST or WITHHOLD from individual directors who:

●                                          Sit on more than five public company boards;

●                                          Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards.

Vote AGAINST or WITHHOLD from members of the Nominating Committee if the average board tenure exceeds 15 years, and there has not been a new nominee in the past 5 years.

Director Independence

At companies incorporated in the US, where applicable, the New York Stock Exchange or NASDAQ Listing Standards definition is to be used to classify directors as inside directors, affiliated outside directors, or independent outside directors.

Additionally, we will consider compensation committee interlocking directors to be affiliated (defined as CEOs who sit on each other’s compensation committees).

Vote AGAINST or WITHHOLD from inside directors and affiliated outside directors (as described above) when:

●                                          The inside director or affiliated outside director serves on the Audit, Compensation or Nominating Committees; and

●                                          The company lacks an Audit, Compensation or Nominating Committee so that the full board functions as such committees and inside directors or affiliated outside directors are participating in voting on matters that independent committees should be voting on.

Director Accountability

Vote AGAINST or WITHHOLD from individual directors who attend less than 75% of the board and committee meetings without a disclosed valid excuse.

Generally, vote FOR the bundled election of management nominees, unless adequate disclosures of the nominees have not been provided in a timely manner or if one or more of the nominees does not meet the expectation of our policy.

Other items considered for an AGAINST vote include specific concerns about the individual or the company, such as criminal wrongdoing or breach of fiduciary responsibilities, sanctions from government or authority, violations of laws and regulations, the presence of inappropriate related party transactions, or other issues related to improper business practices

Vote AGAINST or WITHHOLD from members of the full board or appropriate committee (or only the independent chairman or lead director as may be appropriate in situations such as where there is a classified board and members of the appropriate committee are not up for re-election or the appropriate committee is comprised of the entire board) for the below reasons. New nominees will be considered on a case-by-case basis. Extreme cases may warrant a vote against the entire board.

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●                                          Material failures of governance, stewardship, or fiduciary responsibilities at the company,

●                                          including but not limited to violations of the United Nations Global Compact principles and/or other significant global standards and failure to disclose material environmental, social and governance information;

●                                          Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company;

●                                          The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken); an adopted proposal that is substantially similar to the original shareholder proposal will be deemed sufficient; (vote against members of the committee of the board that is responsible for the issue under consideration). If we did not support the shareholder proposal in both years, we will still vote against the committee member(s).

●                                          The company’s poison pill has a dead-hand or modified dead-hand feature for two or more years.  Vote against/withhold every year until this feature is removed; however, vote against the poison pill if there is one on the ballot with this feature rather than the director;

●                                          The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

●                                          The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

●                                          The company does not disclose various components of current emissions, a proxy for a company’s dependency on fossil fuels and other sources of greenhouse gasses (Scope 1, Scope 2, Scope 3 emissions), material to the company’s business;

●                                          If;in an extreme situation the board lacks accountability and oversight, coupled with sustained poor performance relative to peers.

Committee Responsibilities and Expectations

Companies should establish committees to oversee areas such as audit, executive and non-executive compensation, director nominations and ESG oversight. The responsibilities of the committees should be publicly disclosed.

Audit Committee

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

●                                          The non-audit fees paid to the auditor are excessive (generally over 50% or more of the audit fees);

●                                          The company receives an adverse opinion on the company’s financial statements from its auditor and there is not clear evidence that the situation has been remedied;

●                                          There is excessive pledging or hedging of stock by executives;

●                                          There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm; or

●                                          No members of the Audit Committee hold sufficient financial expertise.

Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are identified, such as fraud, misapplication of GAAP and material weaknesses identified in Section 404 disclosures.

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Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

Compensation Committee

See section 3 on Executive and Non-Executive compensation for reasons to withhold from members of the Compensation Committee.

Nominating/Governance Committee

Vote AGAINST or WITHHOLD from the members of the Nominating/Governance Committee if:

●                  The company has opted into, or failed to opt out of, state laws requiring a classified board structure;

●                  At the previous board election, any director received more than 50% withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

●                  The board does not meet our diversity expectations;

●                  The board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or could adversely impact shareholders.

Voting on Director Nominees in Contested Elections

Vote on a CASE-BY-CASE basis in contested elections of directors, e.g., the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

●                                    Company performance relative to its peers;

●                                    Strategy of the incumbents versus the dissidents;

●                                    Independence of board candidates;

●                                    Experience and skills of board candidates;

●                                    Governance profile of the company;

●                                    Evidence of management entrenchment;

●                                    Responsiveness to shareholders;

●                                    Whether a takeover offer has been rebuffed; and

●                                    Whether minority or majority representation is being sought.

Proxy Access

Vote CASE-BY-CASE on shareholder or management proposals asking for proxy access.

We may support proxy access as an important right for shareholders and as an alternative to costly proxy contests and as a method for us to vote for directors on an individual basis, as appropriate, rather than voting on one slate or the other. While this could be an important shareholder right, the following factors will be taken into account when evaluating the shareholder proposals:

●                                    The ownership thresholds, percentage and duration proposed (we generally will not support if the ownership threshold is less than 3%);

●                                    The maximum proportion of directors that shareholders may nominate each year (we generally will not support if the proportion of directors is greater than 25%); and

●                                    Other restricting factors that when taken in combination could serve to materially limit the proxy access provision.

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We will take the above factors into account when evaluating proposals proactively adopted by the company or in response to a shareholder proposal to adopt or amend the right. A vote against governance committee members could result if provisions exist that materially limit the right to proxy access.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses.  When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Other Board Related Proposals (Management and Shareholder)

Independent Board Chair (for applicable markets)

We will generally vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

●                  Two-thirds independent board, or majority in countries where employee representation is common practice;

●                  A designated, or a rotating, lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;

●                  Fully independent key committees; and/or

●                  Established, publicly disclosed, governance guidelines and director biographies/profiles.

Shareholder Proposals Regarding Board Declassification

We will generally vote FOR proposals requesting that the board adopt a declassified board structure.

Majority Vote Shareholder Proposals

We will vote FOR proposals requesting that the board adopt majority voting in the election of directors provided it does not conflict with the state law where the company is incorporated.  We also look for companies to adopt a post-election policy outlining how the company will address the situation of a holdover director.

Cumulative Vote Shareholder Proposals

We will generally vote FOR shareholder proposals to restore or provide cumulative unless:

●                  The company has adopted (i) majority vote standard with a carve-out for plurality voting in situations where there are more nominees than seats and (ii) a director resignation policy to address failed elections.

3.                                    Executive and Non- Executive Compensation

Pay Practices

Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of compensation criteria is preferred; proof that companies follow the criteria should be evident and retroactive performance target changes without proper disclosure is not viewed favorably.  Compensation practices should allow a company to attract and retain proven talent.  Some examples of poor pay practices include: abnormally large bonus payouts without justifiable performance linkage or proper disclosure, egregious employment contracts, excessive severance and/or change in control provisions, repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, and excessive perquisites. A company should also have an appropriate balance of short-term vs. long-term metrics and the metrics should be aligned with business goals and objectives.

If the company maintains problematic or poor pay practices, generally vote:

●                                          AGAINST Management Say on Pay (MSOP) Proposals; or

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●                                          AGAINST an equity-based incentive plan proposal if excessive non-performance-based equity awards are the major contributor to a pay-for-performance misalignment.

●                                          If no MSOP or equity-based incentive plan proposal item is on the ballot, vote AGAINST/WITHHOLD from compensation committee members.

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans.  Evaluation takes into account potential plan cost, plan features and grant practices. While a negative combination of these factors could cause a vote AGAINST, other reasons to vote AGAINST the equity plan could include the following factors:

●                                          The plan permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval; or

●                                          There is more than one problematic material feature of the plan, which could include one of the following: unfavorable change-in-control features, presence of gross ups and options reload.

Advisory Vote on Executive Compensation (Say-on-Pay, MSOP) Management Proposals

Vote FOR annual frequency and AGAINST all proposals asking for any frequency less than annual.

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation considering the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices.

Factors Considered Include:

●                                          Pay for Performance Disconnect;

-                                        We will consider there to be a disconnect based on a quantitative assessment of the following: CEO pay vs. TSR (“Total Shareholder Return”) and peers, CEO pay as a percentage of the median peer group or CEO pay vs. shareholder return over time.

●                                          Long-term equity-based compensation is 100% time-based;

●                                          Board’s responsiveness if company received 70% or less shareholder support in the previous year’s MSOP vote;

●                                          Abnormally large bonus payouts without justifiable performance linkage or proper disclosure;

●                                          Egregious employment contracts;

●                                          Excessive perquisites or excessive severance and/or change in control provisions;

●                                          Repricing or replacing of underwater stock options without prior shareholder approval;

●                                          Egregious pension/SERP (supplemental executive retirement plan) payouts;

●                                          Extraordinary relocation benefits;

●                                          Internal pay disparity; and

●                                          Lack of transparent disclosure of compensation philosophy and goals and targets, including details on short-term and long-term performance incentives.

Other Compensation Proposals and Policies

Employee Stock Purchase Plans — Non-Qualified Plans

Vote CASE-BY-CASE on nonqualified employee stock purchase plans taking into account the following factors:

●                                    Broad-based participation;

●                                    Limits on employee contributions;

●                                    Company matching contributions; and

●                                    Presence of a discount on the stock price on the date of purchase.

Option Exchange Programs/Repricing Options

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Vote CASE-BY-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

●                                    Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

●                                    Rationale for the re-pricing;

●                                    If it is a value-for-value exchange;

●                                    If surrendered stock options are added back to the plan reserve;

●                                    Option vesting;

●                                    Term of the option—the term should remain the same as that of the replaced option;

●                                    Exercise price—should be set at fair market or a premium to market;

●                                    Participants—executive officers and directors should be excluded.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Stock Retention Holding Period

Vote FOR shareholder proposals asking for a policy requiring that senior executives retain a significant percentage of shares acquired through equity compensation programs if the policy requests retention for two years or less following the termination of their employment (through retirement or otherwise) and a holding threshold percentage of 50% or less.

Also consider whether the company has any holding period, retention ratio, or officer ownership requirements in place and the terms/provisions of awards already granted.

Elimination of Accelerated Vesting in the Event of a Change in Control

Vote AGAINST shareholder proposals seeking a policy eliminating the accelerated vesting of time-based equity awards in the event of a change-in-control.

Performance-based Equity Awards and Pay-for-Superior-Performance Proposals

Generally vote FOR unless there is sufficient evidence that the current compensation structure is already substantially performance-based. We consider performance-based awards to include awards that are tied to shareholder return or other metrics that are relevant to the business.

Say on Supplemental Executive Retirement Plans (SERP)

Generally vote AGAINST proposals asking for shareholder votes on SERP.

Compensation Committee

Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:

●                  We voted against the company’s MSOP in the previous year, the company’s previous MSOP received significant opposition of votes cast and we are voting against this year’s MSOP;

●                  The board implements a MSOP on a less frequent basis than the frequency that received the plurality of votes cast

4.                                      Shareholders Rights and Defenses

Shareholder Ability to Act by Written Consent

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Generally vote FOR shareholder proposals that provide shareholders with the ability to act by written consent, unless:

●                                    The company already gives shareholders the right to call special meetings at a threshold of 25% or lower; and

●                                    The company has a history of strong governance practices.

Special Meetings Arrangements

Generally vote FOR management proposals that provide shareholders with the ability to call special meetings.

Generally vote FOR shareholder proposals that provide shareholders with the ability to call special meetings at a threshold of 25% or lower if the company currently does not give shareholders the right to call special meetings.  However, if a company already gives shareholders the right to call special meetings at a threshold of at least 25%, vote AGAINST shareholder proposals to further reduce the threshold.

Generally vote AGAINST management proposals seeking shareholder approval for the company to hold special meetings with 14 days notice unless the company offers shareholders the ability to vote by electronic means and a proposal to reduce the period of notice to not less than 14 days has received majority support.

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

Shareholder Voting Requirements

Vote AGAINST proposals to require a supermajority shareholder vote. Generally vote FOR management and shareholder proposals to reduce supermajority vote requirements.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it, unless the company has:

●                                    a shareholder-approved poison pill in place; or

●                                    adopted a policy concerning the adoption of a pill in the future specifying certain shareholder friendly provisions.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption.

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan.

In addition, the rationale for adopting the pill should be thoroughly explained by the company.  In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

5.                                      Strategic Transactions and Capital Structures

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

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Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

●                                    Valuation;

●                                    Market reaction;

●                                    Strategic rationale;

●                                    Management’s track record of successful integration of historical acquisitions;

●                                    Presence of conflicts of interest; and

●                                    Governance profile of the combined company.

Dual Class Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100% over currently issued capital or any stricter limit set in local best practice recommendations or law.

Vote FOR issuance requests without preemptive rights to a maximum of 20% of currently issued capital or any stricter limit set in local best practice recommendations or law.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100% over the current authorization unless the increase would leave the company with less than 30% of its new authorization outstanding, or any stricter limit set in local best practice recommendations or law.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

●                                          The specific purpose of the increase (such as a share-based acquisition or merger) does not meet guidelines for the purpose being proposed; or

●                                          The increase would leave the company with less than 30% of its new authorization outstanding after adjusting for all proposed issuances or any stricter limit set in local best practice recommendations or law.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Preferred Stock

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Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

We will generally recommend FOR share repurchase programs taking into account whether:

●                                          The share repurchase program can be used as a takeover defense;

●                                          There is clear evidence of historical abuse;

●                                          There is no safeguard in the share repurchase program against selective buybacks;

●                                          Pricing provisions and safeguards in the share repurchase program are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Related-Party Transactions

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Vote related-party transactions on a CASE-BY-CASE basis, considering factors including, but not limited to, the following:

●                                          The parties on either side of the transaction;

●                                          The nature of the asset to be transferred/service to be provided;

●                                          The pricing of the transaction (and any associated professional valuation);

●                                          The views of independent directors (where provided);

●                                          The views of an independent financial adviser (where appointed);

●                                          Whether any entities party to the transaction (including advisers) is conflicted; and The stated rationale for the transaction, including discussions of timing

Common and Preferred Stock Authorization

Generally vote FOR proposals to increase the number of shares of common stock authorized for issuance.

Generally vote FOR proposals to increase the number of shares of preferred stock, as long as there is a commitment to not use the shares for anti-takeover purposes.

6.                                      Environmental and Social Issues

Overall Approach

Proposals considered under this category could include, among others, reports on:

1) employee labor and safety policies;

2) impact on the environment of the company’s production or manufacturing operations;

3) societal impact of products manufactured;

4) risks throughout the supply chain or operations including labor practices, animal treatment practices within food production and conflict minerals; and

5) overall board structure, including diversity.

When evaluating environmental and social shareholder proposals, the following factors are generally considered:

●                                    The company’s current level of publicly available disclosure, including if the company already discloses similar information through existing reports or policies;

●                                    If the company has implemented or formally committed to the implementation of a reporting program based on the Sustainability Accounting Standards Board’s (SASB) materiality standards, the Task Force on Climate-related Financial Disclosure’s (TCFD) recommendations, or a similar standard;

●                                    Whether adoption of the proposal is likely to enhance or protect shareholder value;

●                                    Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business;

●                                    The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

●                                    Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

●                                    What other companies in the relevant industry have done in response to the issue addressed in the proposal;

●                                    Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

●                                    Whether the subject of the proposal is best left to the discretion of the board;

●                                    Whether the company has material fines or violations in the area and if so, if appropriate actions have already been taken to remedy going forward;

●                                    Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

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Environmental Issues

Climate Transition Plans

Generally vote CASE-BY-CASE on management proposed climate transition plans. When evaluating management proposed plans, the following factors are generally considered:

●                                    If the company has detailed disclosure of the governance, strategy, risk mitigation efforts, and metrics and targets based on the TCFD’s recommendations, or a similar standard;

●                                    If the company has detailed disclosure of their current emissions data based on the SASB materiality framework; and

●                                    If the company has detailed disclosure in line with Paris Agreement goals.

●

Generally vote CASE-BY-CASE on shareholder proposals requesting climate transition plans. When evaluating these shareholder proposals, the following factors are generally considered:

●                                    The company’s current level of publicly available disclosure including if the company already discloses similar information through existing reports or policies;

●                                    If the proposal asks for detailed disclosure according to the TCFD’s recommendations;

●                                    If the proposal asks for detailed disclosure of the company’s current emissions data based on the SASB materiality framework;

●                                    If the proposal asks for long-term targets, as well as short and medium term milestones;

●                                    If the proposal asks for targets to be aligned to a globally accepted framework, such as Paris Aligned or Net Zero;

●                                    If the proposal asks for targets to be approved by the Science Based Target Initiative (“SBTi”);

●                                          If the proposal seeks to add reasonable transparency and is not onerous or overly prescriptive; and

●                                          Whether the proposal is binding or non-binding.

Environmental Sustainability Reporting

Generally vote FOR shareholders proposals requesting the company to report on its policies, initiatives and oversight mechanisms related to environmental sustainability, including the impacts of climate change and biodiversity loss. The following factors will be considered:

●                                    The company’s current level of publicly available disclosure including if the company already discloses similar information through existing reports or policies;

●                                    If the company has formally committed to the implementation of a reporting program based on the SASB materiality standards, the TCFD’s recommendations, or a similar standard within a specified time frame;

●                                    If the company’s current level of disclosure is comparable to that of its industry peers; and

●                                    If there are significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Other Environmental Proposals

Vote CASE-BY-CASE on the following shareholder proposals if relevant to the company:

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●                                    Seeking information on the financial, physical, or regulatory risks a company faces related to climate change on its operations and investment, or on how the company identifies, measures and manages such risks;

●                                    Calling for the reduction of Greenhouse Gas (GHG) emissions;

●                                    Seeking reports on responses to regulatory and public pressures surrounding climate change, and for disclosure of research that aided in setting company policies around climate change;

●                                    Requesting an action plan including science based targets and a commitment to net zero emissions by 2050 or earlier;

●                                    Requesting a report/disclosure of goals on GHG emissions from company operations and/or products;

●                                    Requesting a company report on its energy efficiency policies; and

●                                    Requesting reports on the feasibility of developing renewable energy resources.

Social Issues

Board and Workforce Demographics

A company should have a clear, public Equal Employment Opportunity (EEO) statement and/or diversity policy. Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to additionally prohibit discrimination based on sexual orientation and/or gender identity.

Generally vote FOR proposals requesting reports on a company’s efforts to diversify the board, unless:

●                                          The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

●                                          The board already reports on its nominating procedures and gender and racial minority initiatives on the board.

Gender Pay Gap

Generally vote CASE-BY-CASE on proposals requesting reports on a company’s pay data by gender, or a report on a company’s policies and goals to reduce any gender pay gap, taking into account:

●                                          The company’s current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy and fair and equitable compensation practices;

●                                          Whether the company has been the subject of recent controversy, litigation or regulatory actions related to gender pay gap issues; and

●                                          Whether the company’s reporting regarding gender pay gap policies or initiatives is lagging its peers.

Labor, Human and Animal Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor, human, and/or animal rights standards and policies, or on the impact of its operations on society, unless such information is already publicly disclosed considering:

●                                    The degree to which existing relevant policies and practices are disclosed;

●                                    Whether or not existing relevant policies are consistent with internationally recognized standards;

●                                    Whether company facilities and those of its suppliers are monitored and how;

●                                    Company participation in fair labor organizations or other internationally recognized human rights initiatives;

●                                    Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

●                                    Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

●                                    The scope of the request; and

●                                    Deviation from industry sector peer company standards and practices.

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Generally vote CASE-BY-CASE on shareholder proposals requesting reports about a company’s use of mandatory arbitrations in employment claims, taking into account the company’s existing policies and disclosures of policies.

Generally vote CASE-BY-CASE on shareholder proposals requesting reports on the actions taken by a company to prevent sexual and other forms of harassment or on the risks posed by the company’s failure to take such actions, taking into account the company’s existing policies and disclosures of policies.

Racial Equity Audit

●                   Generally vote CASE-BY-CASE on shareholder proposals requesting the board oversee a racial equity audit. While we believe the decision to initiate an independent audit is best left to management judgment under the oversight of the board of directors, the following factors are generally considered:

●                   The degree to which existing relevant policies and practices are disclosed;

●                   Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers; and

●                   Whether the gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business.

Political Contributions and Trade Association Spending/Lobbying Expenditures and Initiatives

We generally believe that it is the role of boards and management to determine the appropriate level of disclosure of all types of corporate political activity.  When evaluating these proposals, we consider the prescriptive nature of the proposal and the overall benefit to shareholders along with a company’s current disclosure of policies, practices and oversight.

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

●                                    There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

●                                    The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Generally vote AGAINST proposals requesting increased disclosure of a company’s policies with respect to political contributions, lobbying and trade association spending as long as:

●                                          There is no significant potential threat or actual harm to shareholders’ interests;

●                                          There are no recent significant controversies or litigation related to the company’s political contributions or governmental affairs; and

●                                          There is publicly available information to assess the company’s oversight related to such expenditures of corporate assets.

We generally will vote AGAINST proposals asking for detailed disclosure of political contributions or trade association or lobbying expenditures.

We generally will vote AGAINST proposals barring the company from making political contributions.  Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

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Region: Europe, Middle East and Africa (EMEA) Proxy Items

The following section is a broad summary of the Guidelines, which form the basis of the Policy with respect to EMEA public equity investments of operating and/or holding companies.  Applying these guidelines is subject to certain regional and country-specific exceptions and modifications and is not inclusive of all considerations in each market.

1.                                      Business Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

●                                    There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered; or

●                                    The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the re-election of auditors and proposals authorizing the board to fix auditor fees unless:

●                                    There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered;

●                                    There is reason to believe that the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

●                                    Name of the proposed auditor has not been published;

●                                    The auditors are being changed without explanation;

●                                    Non-audit-related fees are substantial, or are in excess of standard annual audit-related fees, or in excess of permitted local limits and guidelines; or

●                                    The appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or re-election of statutory auditors, unless:

●                                    There are serious concerns about the statutory reports presented or the audit procedures used;

●                                    Questions exist concerning any of the statutory auditors being appointed; or

●                                    The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis

Allocation of Income

Vote FOR approval of the allocation of income, unless:

●                                    The dividend payout ratio has been consistently low without adequate explanation; or

●                                    The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

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Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its annual general meeting.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5% unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Virtual Meetings

Generally vote FOR proposals allowing for the convening of hybrid* shareholder meetings if it is clear that it is not the intention to hold virtual-only AGMs. Generally vote AGAINST proposals allowing for the convening of virtual-only* shareholder meetings.

* The phrase “virtual-only shareholder meeting” refers to a meeting of shareholders that is held exclusively through the use of online technology without a corresponding in-person meeting.  The term “hybrid shareholder meeting” refers to an in-person, or physical, meeting in which shareholders are permitted to participate online.

Public Benefit Corporation Proposals

Generally vote FOR management proposals and CASE-BY-CASE on shareholder proposals related to the conversion of the company into a public benefit corporation.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

Administrative Requests

Generally vote FOR non-contentious administrative management requests.

2.                                      Board of Directors

The board of directors should promote the interests of shareholders by acting in an oversight and/or advisory role; should consist of a majority of independent directors and / or meet local best practice expectations; and should be held accountable for actions and results related to their responsibilities.

Voting on Director Nominees in Uncontested Elections

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Vote on director nominees should be determined on a CASE-BY-CASE basis taking into consideration the following:

●                                    Adequate disclosure has not been provided in a timely manner; or

●                                    There are clear concerns over questionable finances or restatements; or

●                                    There have been questionable transactions or conflicts of interest; or

●                                    There are any records of abuses against minority shareholder interests; or

●                                    The board fails to meet minimum corporate governance standards; or

●                                    There are reservations about:

o                                   Director terms

o                                   Bundling of proposals to elect directors

o                                   Board independence

o                                   Disclosure of named nominees

o                                   Combined Chairman/CEO

o                                   Election of former CEO as Chairman of the board

o                                   Overboarded directors

o                                   Composition of committees

o                                   Director independence

o                                   Number of directors on the board

o                                   Lack of gender diversity on the board

●                                    Specific concerns about the individual or company, such as criminal wrongdoing or breach of fiduciary responsibilities; or

●                                    There are other considerations which may include sanction from government or authority, violations of laws and regulations, or other issues relate to improper business practice, failure to replace management, or egregious actions related to service on other boards.

Board Composition

We generally believe diverse teams have the potential to outperform and we expect the companies that we invest in to focus on the importance of diversity. When evaluating board composition, we believe a diversity of ethnicity, gender and experience is an important consideration. We encourage companies to disclose the composition of their board in the proxy statement and may vote against members of the board without disclosure. See below how we execute our vote at companies that do not meet our diversity expectations.

Vote AGAINST members of the Nominating Committee:

●                  At companies if the board does not have at least 10% women directors, or does not meet the requirements of local listing rules or corporate governance codes or national targets;

●                  At companies in the FTSE100 if the board does not have at least one director from an underrepresented minority ethnic background, in line with the Parker review guidelines.

Employee and /or Labor Representatives

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees.

Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Director Independence

Classification of Directors

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Executive Director

●                                    Employee or executive of the company;

●                                    Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

●                                    Any director who is attested by the board to be a non-independent NED;

●                                    Any director specifically designated as a representative of a significant shareholder of the company;

●                                    Any director who is also an employee or executive of a significant shareholder of the company;

●                                    Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

●                                    Government representative;

●                                    Currently provides (or a relative provides) professional services to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

●                                    Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test);

●                                    Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

●                                    Relative of a current employee of the company or its affiliates;

●                                    Relative of a former executive of the company or its affiliates;

●                                    A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

●                                    Founder/co-founder/member of founding family but not currently an employee;

●                                    Former executive (a cooling off period may be applied);

●                                    Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered; and

●                                    Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

●                                    No material connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

●                                    Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Director Accountability

Vote AGAINST individual directors who attend less than 75% of the board and committee meetings without a disclosed valid excuse.

Generally, vote FOR the bundled election of management nominees, unless adequate disclosures of the nominees have not been provided in a timely manner or if one or more of the nominees does not meet the expectation of our policy.

Other items considered for an AGAINST vote include specific concerns about the individual or the company, such as criminal wrongdoing or breach of fiduciary responsibilities, sanctions from government or authority, violations of

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laws and regulations, the presence of inappropriate related party transactions, or other issues related to improper business practices

Vote AGAINST members of the full board or appropriate committee (or only the independent chairman or lead director as may be appropriate in situations such as where there is a classified board and members of the appropriate committee are not up for re-election or the appropriate committee is comprised of the entire board) for the below reasons. New nominees will be considered on a case-by-case basis. Extreme cases may warrant a vote against the entire board.

●                                          Material failures of governance, stewardship, or fiduciary responsibilities at the company, including but not limited to violations of the United Nations Global Compact principles and/or other significant global standards and failure to disclose material environmental, social and governance information;

●                                          Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company;

●                                          The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken); an adopted proposal that is substantially similar to the original shareholder proposal will be deemed sufficient; (vote against members of the committee of the board that is responsible for the issue under consideration). If we did not support the shareholder proposal in both years, we will still vote against the committee member(s).

●                                          The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

●                                          The company does not disclose various components of current emissions, a proxy for a company’s dependency on fossil fuels and other sources of greenhouse gasses (Scope 1, Scope 2, Scope 3 emissions), material to the company’s business;

●                                          If in an extreme situation the board lacks accountability and oversight, coupled with sustained poor performance relative to peers.

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

●                              A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

●                              Any legal issues (e.g., civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

●                              Other egregious governance issues where shareholders may bring legal action against the company or its directors; or

●                              Vote on a CASE-BY-CASE basis where a vote against other agenda items are deemed inappropriate.

Committee Responsibilities and Expectations

Companies should establish committees to oversee areas such as audit, executive and non-executive compensation, director nominations and ESG oversight. The responsibilities of the committees should be publicly disclosed.

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Audit Committee

Vote AGAINST members of the Audit Committee if:

●                                          Non-audit-related fees are substantial, or are in excess of standard annual audit-related fees, or in excess of permitted local limits and guidelines.

●                                          The company receives an adverse opinion on the company’s financial statements from its auditor and there is not clear evidence that the situation has been remedied;

●                                          The company does not disclose various components of current emissions, a proxy for a company’s dependency on fossil fuels and other sources of greenhouse gasses (Scope 1, Scope 2, Scope 3 emissions), material to the company’s business;

●                                          There is excessive pledging or hedging of stock by executives;

●                                          There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm; or

●                                          No members of the Audit Committee hold sufficient financial expertise.

Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are identified, such as fraud, misapplication of accounting principles and material weaknesses identified in audit-related disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

Remuneration Committee

See section 3 on Remuneration for reasons to vote against members of the Remuneration Committee.

Nominating/Governance Committee

Vote AGAINST members of the Nominating/Governance Committee if:

●                  At the previous board election, any director received more than 50% withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

●                  The board does not meet our diversity expectations;

●                  The board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or could adversely impact shareholders

Voting on Director Nomineess in Contested Elections

Vote on a CASE-BY-CASE basis in contested elections of directors, e.g., the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

●                                    Company performance relative to its peers;

●                                    Strategy of the incumbents versus the dissidents;

●                                    Independence of board candidates;

●                                    Experience and skills of board candidates;

●                                    Governance profile of the company;

●                                    Evidence of management entrenchment;

●                                    Responsiveness to shareholders;

●                                    Whether a takeover offer has been rebuffed; and

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●                                    Whether minority or majority representation is being sought.

Other Board Related Proposals (Management and Shareholder)

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Independent Board Chair (for applicable markets)

We will generally vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

●                                    Two-thirds independent board, or majority in countries where employee representation is common practice;

●                                    A designated, or a rotating, lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;

●                                    Fully independent key committees; and/or

●                                    Established, publicly disclosed, governance guidelines and director biographies/profiles.

3.                                      Remuneration

Pay Practices

Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of remuneration criteria is preferred; proof that companies follow the criteria should be evident and retroactive performance target changes without proper disclosure is not viewed favorably.  Remuneration practices should allow a company to attract and retain proven talent.  Some examples of poor pay practices include: abnormally large bonus payouts without justifiable performance linkage or proper disclosure, egregious employment contracts, excessive severance and/or change in control provisions, repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, and excessive perquisites. A company should also have an appropriate balance of short-term vs. long-term metrics and the metrics should be aligned with business goals and objectives.

If the company maintains problematic or poor pay practices, generally vote:

●                                          AGAINST Management Say on Pay (MSOP) Proposals, Remuneration Reports; or

●                                          AGAINST an equity-based incentive plan proposal if excessive non-performance-based equity awards are the major contributor to a pay-for-performance misalignment.

●                                          If no MSOP or equity-based incentive plan proposal item is on the ballot, vote AGAINST from Remuneration Committee members.

Remuneration Plans

Vote CASE-BY-CASE on management proposals for a vote on executive remuneration, considering the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices.

Factors considered may include:

●                                          Pay for Performance Disconnect;

-                                            We will consider there to be a disconnect based on a quantitative assessment of the following: CEO pay vs. TSR (“Total Shareholder Return”) and peers, CEO pay as a percentage of the median peer group or CEO pay vs. shareholder return over time.

●                                          Long-term equity-based compensation is 100% time-based;

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●                                          Board’s responsiveness if company received low shareholder support in the previous year’s MSOP or remuneration vote;

●                                          Abnormally large bonus payouts without justifiable performance linkage or proper disclosure;

●                                          Egregious employment contracts;

●                                          Excessive perquisites or excessive severance and/or change in control provisions;

●                                          Repricing or replacing of underwater stock options without prior shareholder approval;

●                                          Egregious pension/SERP (supplemental executive retirement plan) payouts;

●                                          Extraordinary relocation benefits;

●                                          Internal pay disparity; and

●                                          Lack of transparent disclosure of compensation philosophy and goals and targets, including details on short-term and long-term performance incentives.

Non-Executive Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Other Remuneration Related Proposals

Vote on other remuneration related proposals on a CASE-BY-CASE basis.

Remuneration Committee

When voting for members of the Remuneration Committee, factors considered may include:

●                  We voted against the company’s MSOP in the previous year, the company’s previous MSOP received significant opposition of votes cast and we are voting against this year’s MSOP; and

●                  The board implements a MSOP on a less frequent basis than the frequency that received the plurality of votes cast

●                  Remuneration structure is widely inconsistent with local market best practices or regulations

4.                                      Shareholder Rights and Defences

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

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For the Netherlands, vote recommendations regarding management proposals to approve protective preference shares will be determined on a CASE-BY-CASE basis.

For French companies listed on a regulated market, generally VOTE AGAINST any general authorities impacting the share capital (i.e. authorities for share repurchase plans and any general share issuances with or without preemptive rights) if they can be used for antitakeover purposes without shareholders’ prior explicit approval.

5.                                      Strategic Transactions, Capital Structures and other Business Considerations

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

●                                          Valuation;

●                                          Market reaction;

●                                          Strategic rationale;

●                                          Management’s track record of successful integration of historical acquisitions;

●                                          Presence of conflicts of interest; and

●                                          Governance profile of the combined company.

Dual Class Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100% over currently issued capital or any stricter limit set in local best practice recommendations or law.

Vote FOR issuance requests without preemptive rights to a maximum of 20% of currently issued capital or any stricter limit set in local best practice recommendations or law.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100% over the current authorization unless the increase would leave the company with less than 30% of its new authorization outstanding, or any stricter limit set in local best practice recommendations or law.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

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●                                          The specific purpose of the increase (such as a share-based acquisition or merger) does not meet guidelines for the purpose being proposed; or

●                                          The increase would leave the company with less than 30% of its new authorization outstanding after adjusting for all proposed issuances or any stricter limit set in local best practice recommendations or law.

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Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

We will generally recommend FOR share repurchase programs taking into account whether:

●                                          The share repurchase program can be used as a takeover defense;

●                                          There is clear evidence of historical abuse;

●                                          There is no safeguard in the share repurchase program against selective buybacks;

●                                          Pricing provisions and safeguards in the share repurchase program are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

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Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis, considering factors including, but not limited to, the following:

●                                          The parties on either side of the transaction;

●                                          The nature of the asset to be transferred/service to be provided;

●                                          The pricing of the transaction (and any associated professional valuation);

●                                          The views of independent directors (where provided);

●                                          The views of an independent financial adviser (where appointed);

●                                          Whether any entities party to the transaction (including advisers) is conflicted; and

●                                          The stated rationale for the transaction, including discussions of timing

6.                                      Environmental and Social Issues

Overall Approach

Proposals considered under this category could include, among others, reports on:

1) employee labor and safety policies;

2) impact on the environment of the company’s production or manufacturing operations;

3) societal impact of products manufactured;

4) risks throughout the supply chain or operations including labor practices, animal treatment practices within food production and conflict minerals; and

5) overall board structure, including diversity.

When evaluating environmental and social shareholder proposals, the following factors are generally considered:

●                                    The company’s current level of publicly available disclosure, including if the company already discloses similar information through existing reports or policies;

●                                    If the company has implemented or formally committed to the implementation of a reporting program based on the Sustainability Accounting Standards Board’s (SASB) materiality standards, the Task Force on Climate-related Financial Disclosure’s (TCFD) recommendations, or a similar standard;

●                                    Whether adoption of the proposal is likely to enhance or protect shareholder value;

●                                    Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business;

●                                    The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

●                                    Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

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●                                    What other companies in the relevant industry have done in response to the issue addressed in the proposal;

●                                    Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

●                                    Whether the subject of the proposal is best left to the discretion of the board;

●                                    Whether the company has material fines or violations in the area and if so, if appropriate actions have already been taken to remedy going forward;

●                                    Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Environmental Issues

Climate Transition Plans

Generally vote CASE-BY-CASE on management proposed climate transition plans. When evaluating management proposed plans, the following factors are generally considered:

●                                    If the company has detailed disclosure of the governance, strategy, risk mitigation efforts, and metrics and targets based on the TCFD’s recommendations, or a similar standard;

●                                    If the company has detailed disclosure of their current emissions data based on the SASB materiality framework; and

●                                    If the company has detailed disclosure in line with Paris Agreement goals.

Generally vote CASE-BY-CASE on shareholder proposals requesting climate transition plans. When evaluating these shareholder proposals, the following factors are generally considered:

●                                    The company’s current level of publicly available disclosure including if the company already discloses similar information through existing reports or policies;

●                                    If the proposal asks for detailed disclosure according to the TCFD’s recommendations;

●                                    If the proposal asks for detailed disclosure of the company’s current emissions data based on the SASB materiality framework;

●                                    If the proposal asks for long-term targets, as well as short and medium term milestones;

●                                    If the proposal asks for targets to be aligned to a globally accepted framework, such as Paris Aligned or Net Zero;

●                                    If the proposal asks for targets to be approved by the Science Based Target Initiative (“SBTi”);

●                                          If the proposal seeks to add reasonable transparency and is not onerous or overly prescriptive; and

●                                          Whether the proposal is binding or non-binding.

Environmental Sustainability Reporting

Generally vote FOR shareholders proposals requesting the company to report on its policies, initiatives and oversight mechanisms related to environmental sustainability, including the impacts of climate change and biodiversity loss. The following factors will be considered:

●                                    The company’s current level of publicly available disclosure including if the company already discloses similar information through existing reports or policies;

●                                    If the company has formally committed to the implementation of a reporting program based on the SASB materiality standards, the TCFD’s recommendations, or a similar standard within a specified time frame;

●                                    If the company’s current level of disclosure is comparable to that of its industry peers; and

●                                    If there are significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Other Environmental Proposals

Vote CASE-BY-CASE on the following shareholder proposals if relevant to the company:

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●                                    Seeking information on the financial, physical, or regulatory risks a company faces related to climate change on its operations and investment, or on how the company identifies, measures and manages such risks;

●                                    Calling for the reduction of Greenhouse Gas (GHG) emissions;

●                                    Seeking reports on responses to regulatory and public pressures surrounding climate change, and for disclosure of research that aided in setting company policies around climate change;

●                                    Requesting an action plan including science based targets and a commitment to net zero emissions by 2050 or earlier;

●                                    Requesting a report/disclosure of goals on GHG emissions from company operations and/or products;

●                                    Requesting a company report on its energy efficiency policies; and

●                                    Requesting reports on the feasibility of developing renewable energy resources.

Social Issues

Board and Workforce Demographics

A company should have a clear, public Equal Employment Opportunity (EEO) statement and/or diversity policy. Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to additionally prohibit discrimination based on sexual orientation and/or gender identity.

Generally vote FOR proposals requesting reports on a company’s efforts to diversify the board, unless:

●                                          The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

●                                          The board already reports on its nominating procedures and gender and racial minority initiatives on the board.

Gender Pay Gap

Generally vote CASE-BY-CASE on proposals requesting reports on a company’s pay data by gender, or a report on a company’s policies and goals to reduce any gender pay gap, taking into account:

●                                          The company’s current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy and fair and equitable compensation practices;

●                                          Whether the company has been the subject of recent controversy, litigation or regulatory actions related to gender pay gap issues; and

●                                          Whether the company’s reporting regarding gender pay gap policies or initiatives is lagging its peers.

Labor, Human and Animal Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor, human, and/or animal rights standards and policies, or on the impact of its operations on society, unless such information is already publicly disclosed considering:

●                                    The degree to which existing relevant policies and practices are disclosed;

●                                    Whether or not existing relevant policies are consistent with internationally recognized standards;

●                                    Whether company facilities and those of its suppliers are monitored and how;

●                                    Company participation in fair labor organizations or other internationally recognized human rights initiatives;

●                                    Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

●                                    Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

●                                    The scope of the request; and

●                                    Deviation from industry sector peer company standards and practices.

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Generally vote CASE-BY-CASE on shareholder proposals requesting reports about a company’s use of mandatory arbitrations in employment claims, taking into account the company’s existing policies and disclosures of policies.

Generally vote CASE-BY-CASE on shareholder proposals requesting reports on the actions taken by a company to prevent sexual and other forms of harassment or on the risks posed by the company’s failure to take such actions, taking into account the company’s existing policies and disclosures of policies.

Racial Equity Audit

●                  Generally vote CASE-BY-CASE on shareholder proposals requesting the board oversee a racial equity audit. While we believe the decision to initiate an independent audit is best left to management judgment under the oversight of the board of directors, the following factors are generally considered:

●                  The degree to which existing relevant policies and practices are disclosed;

●                  Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers; and

●                  Whether the gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business.

Political Contributions and Trade Association Spending/Lobbying Expenditures and Initiatives

We generally believe that it is the role of boards and management to determine the appropriate level of disclosure of all types of corporate political activity.  When evaluating these proposals, we consider the prescriptive nature of the proposal and the overall benefit to shareholders along with a company’s current disclosure of policies, practices and oversight.

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

●                                    There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

●                                    The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Generally vote AGAINST proposals requesting increased disclosure of a company’s policies with respect to political contributions, lobbying and trade association spending as long as:

●                                          There is no significant potential threat or actual harm to shareholders’ interests;

●                                          There are no recent significant controversies or litigation related to the company’s political contributions or governmental affairs; and

●                                          There is publicly available information to assess the company’s oversight related to such expenditures of corporate assets.

We generally will vote AGAINST proposals asking for detailed disclosure of political contributions or trade association or lobbying expenditures.

We generally will vote AGAINST proposals barring the company from making political contributions.  Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

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Region: Asia Pacific (APAC) Proxy Items

The following section is a broad summary of the Guidelines, which form the basis of the Policy with respect to APAC public equity investments of operating and/or holding companies.  Applying these guidelines is subject to certain regional and country-specific exceptions and modifications and is not inclusive of all considerations in each market. For Japan-specific policies, see Japan Proxy Items from page X.

1.                                      Business Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

●                                    There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered; or

●                                    The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the re-election of auditors and proposals authorizing the board to fix auditor fees unless:

●                                    There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered;

●                                    There is reason to believe that the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

●                                    Name of the proposed auditor has not been published;

●                                    The auditors are being changed without explanation;

●                                    Non-audit-related fees are substantial, or are in excess of standard annual audit-related fees, or in excess of permitted local limits and guidelines; or

●                                    The appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or re-election of statutory auditors, unless:

●                                    There are serious concerns about the statutory reports presented or the audit procedures used;

●                                    Questions exist concerning any of the statutory auditors being appointed; or

●                                    The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

●                                    The dividend payout ratio has been consistently low without adequate explanation; or

●                                    The payout is excessive given the company’s financial position.

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Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its annual general meeting.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5% unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Virtual Meetings

Generally vote FOR proposals allowing for the convening of hybrid* shareholder meetings if it is clear that it is not the intention to hold virtual-only AGMs. Generally vote AGAINST proposals allowing for the convening of virtual-only* shareholder meetings.

* The phrase “virtual-only shareholder meeting” refers to a meeting of shareholders that is held exclusively through the use of online technology without a corresponding in-person meeting.  The term “hybrid shareholder meeting” refers to an in-person, or physical, meeting in which shareholders are permitted to participate online.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

Administrative Requests

Generally vote FOR non-contentious administrative management requests.

2.                                      Board of Directors

The board of directors should promote the interests of shareholders by acting in an oversight and/or advisory role; should consist of a majority of independent directors and / or meet local best practice expectations; and should be held accountable for actions and results related to their responsibilities.

Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis taking into consideration the following:

●                                    Adequate disclosure has not been provided in a timely manner; or

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●                                    There are clear concerns over questionable finances or restatements; or

●                                    There have been questionable transactions or conflicts of interest; or

●                                    There are any records of abuses against minority shareholder interests; or

●                                    The board fails to meet minimum corporate governance standards; or

●                                    There are reservations about:

o                                Director terms

o                                Bundling of proposals to elect directors

o                                Board independence

o                                Disclosure of named nominees

o                                Combined Chairman/CEO

o                                Election of former CEO as Chairman of the board

o                                Overboarded directors

o                                Composition of committees

o                                Director independence

o                                Number of directors on the board

o                                Lack of gender diversity on the board

●                                    Specific concerns about the individual or company, such as criminal wrongdoing or breach of fiduciary responsibilities; or

●                                    There are other considerations which may include sanction from government or authority, violations of laws and regulations, or other issues relate to improper business practice, failure to replace management, or egregious actions related to service on other boards.

Board Composition

We generally believe diverse teams have the potential to outperform and we expect the companies that we invest in to focus on the importance of diversity. When evaluating board composition, we believe a diversity of ethnicity, gender and experience is an important consideration. We encourage companies to disclose the composition of their board in the proxy statement and may vote against members of the board without disclosure. See below how we execute our vote at companies that do not meet our diversity expectations.

Vote AGAINST members of the Nominating Committee:

●                  At companies if the board does not have at least 10% women directors, or does not meet the requirements of local listing rules or corporate governance codes or national targets;

Employee and /or Labor Representatives

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees.

Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Director Independence

Classification of Directors

Executive Director

●                                    Employee or executive of the company;

●                                    Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

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Non-Independent Non-Executive Director (NED)

●                                    Any director who is attested by the board to be a non-independent NED;

●                                    Any director specifically designated as a representative of a significant shareholder of the company;

●                                    Any director who is also an employee or executive of a significant shareholder of the company;

●                                    Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

●                                    Government representative;

●                                    Currently provides (or a relative provides) professional services to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

●                                    Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test);

●                                    Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

●                                    Relative of a current employee of the company or its affiliates;

●                                    Relative of a former executive of the company or its affiliates;

●                                    A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

●                                    Founder/co-founder/member of founding family but not currently an employee;

●                                    Former executive (a cooling off period may be applied);

●                                    Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered; and

●                                    Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

●                                    No material connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

●                                    Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Director Accountability

Vote AGAINST individual directors who attend less than 75% of the board and committee meetings without a disclosed valid excuse.

Generally, vote FOR the bundled election of management nominees, unless adequate disclosures of the nominees have not been provided in a timely manner or if one or more of the nominees does not meet the expectation of our policy.

Other items considered for an AGAINST vote include specific concerns about the individual or the company, such as criminal wrongdoing or breach of fiduciary responsibilities, sanctions from government or authority, violations of laws and regulations, the presence of inappropriate related party transactions, or other issues related to improper business practices

Vote AGAINST members of the full board or appropriate committee (or only the independent chairman or lead director as may be appropriate in situations such as where there is a classified board and members of the appropriate committee are not up for re-election or the appropriate committee is comprised of the entire board) for the below

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reasons. New nominees will be considered on a case-by-case basis. Extreme cases may warrant a vote against the entire board.

●                                          Material failures of governance, stewardship, or fiduciary responsibilities at the company, including but not limited to violations of the United Nations Global Compact principles and/or other significant global standards and failure to disclose material environmental, social and governance information;

●                                          Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company;

●                                          The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken); an adopted proposal that is substantially similar to the original shareholder proposal will be deemed sufficient; (vote against members of the committee of the board that is responsible for the issue under consideration). If we did not support the shareholder proposal in both years, we will still vote against the committee member(s).

●                                          The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

●                                          The company does not disclose various components of current emissions, a proxy for a company’s dependency on fossil fuels and other sources of greenhouse gasses (Scope 1, Scope 2, Scope 3 emissions), material to the company’s business;

●                                          If in an extreme situation the board lacks accountability and oversight, coupled with sustained poor performance relative to peers.

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

●                              A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

●                              Any legal issues (e.g., civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

●                              Other egregious governance issues where shareholders may bring legal action against the company or its directors; or

●                              Vote on a CASE-BY-CASE basis where a vote against other agenda items are deemed inappropriate.

Committee Responsibilities and Expectations

Companies should establish committees to oversee areas such as audit, executive and non-executive compensation, director nominations and ESG oversight. The responsibilities of the committees should be publicly disclosed.

Audit Committee

Vote AGAINST members of the Audit Committee if:

●                                          Non-audit-related fees are substantial, or are in excess of standard annual audit-related fees, or in excess of permitted local limits and guidelines.

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●                                          The company receives an adverse opinion on the company’s financial statements from its auditor and there is not clear evidence that the situation has been remedied;

●                                          The company does not disclose various components of current emissions, a proxy for a company’s dependency on fossil fuels and other sources of greenhouse gasses (Scope 1, Scope 2, Scope 3 emissions), material to the company’s business;

●                                          There is excessive pledging or hedging of stock by executives;

●                                          There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm; or

●                                          No members of the Audit Committee hold sufficient financial expertise.

Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are identified, such as fraud, misapplication of accounting principles and material weaknesses identified in audit-related disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

Remuneration Committee

See section 3 on Remuneration for reasons to vote against members of the Remuneration Committee.

Nominating/Governance Committee

Vote AGAINST members of the Nominating/Governance Committee if:

●                 At the previous board election, any director received more than 50% withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

●                  The board does not meet our diversity expectations;

●                  The board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or could adversely impact shareholders

Voting on Director Nominees in Contested Elections

Vote on a CASE-BY-CASE basis in contested elections of directors, e.g., the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

●                                    Company performance relative to its peers;

●                                    Strategy of the incumbents versus the dissidents;

●                                    Independence of board candidates;

●                                    Experience and skills of board candidates;

●                                    Governance profile of the company;

●                                    Evidence of management entrenchment;

●                                    Responsiveness to shareholders;

●                                    Whether a takeover offer has been rebuffed; and

●                                    Whether minority or majority representation is being sought.

Other Board Related Proposals (Management and Shareholder)

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

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Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Independent Board Chair (for applicable markets)

We will generally vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

●                                    Two-thirds independent board, or majority in countries where employee representation is common practice;

●                                    A designated, or a rotating, lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;

●                                    Fully independent key committees; and/or

●                                    Established, publicly disclosed, governance guidelines and director biographies/profiles.

3.                                      Remuneration

Pay Practices

Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of remuneration criteria is preferred; proof that companies follow the criteria should be evident and retroactive performance target changes without proper disclosure is not viewed favorably.  Remuneration practices should allow a company to attract and retain proven talent.  Some examples of poor pay practices include: abnormally large bonus payouts without justifiable performance linkage or proper disclosure, egregious employment contracts, excessive severance and/or change in control provisions, repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, and excessive perquisites. A company should also have an appropriate balance of short-term vs. long-term metrics and the metrics should be aligned with business goals and objectives.

If the company maintains problematic or poor pay practices, generally vote:

●                                          AGAINST Management Say on Pay (MSOP) Proposals, Remuneration Reports; or

●                                          AGAINST an equity-based incentive plan proposal if excessive non-performance-based equity awards are the major contributor to a pay-for-performance misalignment.

●                                          If no MSOP or equity-based incentive plan proposal item is on the ballot, vote AGAINST from Remuneration Committee members.

Remuneration Plans

Vote CASE-BY-CASE on management proposals for a vote on executive remuneration, considering the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices.

Factors considered may include:

●                                          Pay for Performance Disconnect;

-                                        We will consider there to be a disconnect based on a quantitative assessment of the following: CEO pay vs. TSR (“Total Shareholder Return”) and peers, CEO pay as a percentage of the median peer group or CEO pay vs. shareholder return over time.

●                                          Long-term equity-based compensation is 100% time-based;

●                                          Board’s responsiveness if company received low shareholder support in the previous year’s MSOP or remuneration vote;

●                                          Abnormally large bonus payouts without justifiable performance linkage or proper disclosure;

●                                          Egregious employment contracts;

●                                          Excessive perquisites or excessive severance and/or change in control provisions;

●                                          Repricing or replacing of underwater stock options without prior shareholder approval;

●                                          Egregious pension/SERP (supplemental executive retirement plan) payouts;

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●                                          Extraordinary relocation benefits;

●                                          Internal pay disparity; and

●                                          Lack of transparent disclosure of compensation philosophy and goals and targets, including details on short-term and long-term performance incentives.

Non-Executive Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Other Remuneration Related Proposals

Vote on other remuneration related proposals on a CASE-BY-CASE basis.

Remuneration Committee

When voting for members of the Remuneration Committee, factors considered may include:

●                  We voted against the company’s MSOP in the previous year, the company’s previous MSOP received significant opposition of votes cast and we are voting against this year’s MSOP; and

●                  The board implements a MSOP on a less frequent basis than the frequency that received the plurality of votes cast

●                  Remuneration structure is widely inconsistent with local market best practices or regulations

4.                                      Shareholder Rights and Defences

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

5.                                      Strategic Transactions, Capital Structures and other Business Considerations

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

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Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

●                                          Valuation;

●                                          Market reaction;

●                                          Strategic rationale;

●                                          Management’s track record of successful integration of historical acquisitions;

●                                          Presence of conflicts of interest; and

●                                          Governance profile of the combined company.

Dual Class Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100% over currently issued capital or any stricter limit set in local best practice recommendations or law.

Vote FOR issuance requests without preemptive rights to a maximum of 20% of currently issued capital or any stricter limit set in local best practice recommendations or law. At companies in India, vote FOR issuance requests without preemptive rights to a maximum of 25% of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100% over the current authorization unless the increase would leave the company with less than 30% of its new authorization outstanding, or any stricter limit set in local best practice recommendations or law.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

●                                          The specific purpose of the increase (such as a share-based acquisition or merger) does not meet guidelines for the purpose being proposed; or

●                                          The increase would leave the company with less than 30% of its new authorization outstanding  after adjusting for all proposed issuances, or any stricter limit set in local best practice recommendations or law

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Preferred Stock

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Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

We will generally recommend FOR share repurchase programs taking into account whether:

●                                          The share repurchase program can be used as a takeover defense;

●                                          There is clear evidence of historical abuse;

●                                          There is no safeguard in the share repurchase program against selective buybacks;

●                                          Pricing provisions and safeguards in the share repurchase program are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Related-Party Transactions

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Vote related-party transactions on a CASE-BY-CASE basis, considering factors including, but not limited to, the following:

●                                          The parties on either side of the transaction;

●                                          The nature of the asset to be transferred/service to be provided;

●                                          The pricing of the transaction (and any associated professional valuation);

●                                          The views of independent directors (where provided);

●                                          The views of an independent financial adviser (where appointed);

●                                          Whether any entities party to the transaction (including advisers) is conflicted; and The stated rationale for the transaction, including discussions of timing

6.                                      Environmental and Social Issues

Overall Approach

Proposals considered under this category could include, among others, reports on:

1) employee labor and safety policies;

2) impact on the environment of the company’s production or manufacturing operations;

3) societal impact of products manufactured;

4) risks throughout the supply chain or operations including labor practices, animal treatment practices within food production and conflict minerals; and

5) overall board structure, including diversity.

When evaluating environmental and social shareholder proposals, the following factors are generally considered:

●                                    The company’s current level of publicly available disclosure, including if the company already discloses similar information through existing reports or policies;

●                                    If the company has implemented or formally committed to the implementation of a reporting program based on the Sustainability Accounting Standards Board’s (SASB) materiality standards, the Task Force on Climate-related Financial Disclosure’s (TCFD) recommendations, or a similar standard;

●                                    Whether adoption of the proposal is likely to enhance or protect shareholder value;

●                                    Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business;

●                                    The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

●                                    Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

●                                    What other companies in the relevant industry have done in response to the issue addressed in the proposal;

●                                    Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

●                                    Whether the subject of the proposal is best left to the discretion of the board;

●                                    Whether the company has material fines or violations in the area and if so, if appropriate actions have already been taken to remedy going forward;

●                                    Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Environmental Issues

Climate Transition Plans

Generally vote CASE-BY-CASE on management proposed climate transition plans. When evaluating management proposed plans, the following factors are generally considered:

●                                    If the company has detailed disclosure of the governance, strategy, risk mitigation efforts, and metrics and targets based on the TCFD’s recommendations, or a similar standard;

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●                                    If the company has detailed disclosure of their current emissions data based on the SASB materiality framework; and

●                                    If the company has detailed disclosure in line with Paris Agreement goals.

Generally vote CASE-BY-CASE on shareholder proposals requesting climate transition plans. When evaluating these shareholder proposals, the following factors are generally considered:

●                                    The company’s current level of publicly available disclosure including if the company already discloses similar information through existing reports or policies;

●                                    If the proposal asks for detailed disclosure according to the TCFD’s recommendations;

●                                    If the proposal asks for detailed disclosure of the company’s current emissions data based on the SASB materiality framework;

●                                    If the proposal asks for long-term targets, as well as short and medium term milestones;

●                                    If the proposal asks for targets to be aligned to a globally accepted framework, such as Paris Aligned or Net Zero;

●                                    If the proposal asks for targets to be approved by the Science Based Target Initiative (“SBTi”);

●                                    If the proposal seeks to add reasonable transparency and is not onerous or overly prescriptive; and

●                                    Whether the proposal is binding or non-binding.

Environmental Sustainability Reporting

Generally vote FOR shareholders proposals requesting the company to report on its policies, initiatives and oversight mechanisms related to environmental sustainability, including the impacts of climate change and biodiversity loss. The following factors will be considered:

●                                    The company’s current level of publicly available disclosure including if the company already discloses similar information through existing reports or policies;

●                                    If the company has formally committed to the implementation of a reporting program based on the SASB materiality standards, the TCFD’s recommendations, or a similar standard within a specified time frame;

●                                    If the company’s current level of disclosure is comparable to that of its industry peers; and

●                                    If there are significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Other Environmental Proposals

Vote CASE-BY-CASE on the following shareholder proposals if relevant to the company:

●                                    Seeking information on the financial, physical, or regulatory risks a company faces related to climate change on its operations and investment, or on how the company identifies, measures and manages such risks;

●                                    Calling for the reduction of Greenhouse Gas (GHG) emissions;

●                                    Seeking reports on responses to regulatory and public pressures surrounding climate change, and for disclosure of research that aided in setting company policies around climate change;

●                                    Requesting an action plan including science based targets and a commitment to net zero emissions by 2050 or earlier;

●                                    Requesting a report/disclosure of goals on GHG emissions from company operations and/or products;

●                                    Requesting a company report on its energy efficiency policies; and

●                                    Requesting reports on the feasibility of developing renewable energy resources.

Social Issues

Board and Workforce Demographics

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A company should have a clear, public Equal Employment Opportunity (EEO) statement and/or diversity policy. Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to additionally prohibit discrimination based on sexual orientation and/or gender identity.

Generally vote FOR proposals requesting reports on a company’s efforts to diversify the board, unless:

●                                          The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

●                                          The board already reports on its nominating procedures and gender and racial minority initiatives on the board.

Gender Pay Gap

Generally vote CASE-BY-CASE on proposals requesting reports on a company’s pay data by gender, or a report on a company’s policies and goals to reduce any gender pay gap, taking into account:

●                                          The company’s current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy and fair and equitable compensation practices;

●                                          Whether the company has been the subject of recent controversy, litigation or regulatory actions related to gender pay gap issues; and

●                                          Whether the company’s reporting regarding gender pay gap policies or initiatives is lagging its peers.

Labor, Human and Animal Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor, human, and/or animal rights standards and policies, or on the impact of its operations on society, unless such information is already publicly disclosed considering:

●                                    The degree to which existing relevant policies and practices are disclosed;

●                                    Whether or not existing relevant policies are consistent with internationally recognized standards;

●                                    Whether company facilities and those of its suppliers are monitored and how;

●                                    Company participation in fair labor organizations or other internationally recognized human rights initiatives;

●                                    Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

●                                    Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

●                                    The scope of the request; and

●                                    Deviation from industry sector peer company standards and practices.

Generally vote CASE-BY-CASE on shareholder proposals requesting reports about a company’s use of mandatory arbitrations in employment claims, taking into account the company’s existing policies and disclosures of policies.

Generally vote CASE-BY-CASE on shareholder proposals requesting reports on the actions taken by a company to prevent sexual and other forms of harassment or on the risks posed by the company’s failure to take such actions, taking into account the company’s existing policies and disclosures of policies.

Racial Equity Audit

●                  Generally vote CASE-BY-CASE on shareholder proposals requesting the board oversee a racial equity audit. While we believe the decision to initiate an independent audit is best left to management judgment under the oversight of the board of directors, the following factors are generally considered:

●                  The degree to which existing relevant policies and practices are disclosed;

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●                  Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers; and

●                  Whether the gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business.

Political Contributions and Trade Association Spending/Lobbying Expenditures and Initiatives

We generally believe that it is the role of boards and management to determine the appropriate level of disclosure of all types of corporate political activity.  When evaluating these proposals, we consider the prescriptive nature of the proposal and the overall benefit to shareholders along with a company’s current disclosure of policies, practices and oversight.

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

●                                    There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

●                                    The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Generally vote AGAINST proposals requesting increased disclosure of a company’s policies with respect to political contributions, lobbying and trade association spending as long as:

●                                          There is no significant potential threat or actual harm to shareholders’ interests;

●                                          There are no recent significant controversies or litigation related to the company’s political contributions or governmental affairs; and

●                                          There is publicly available information to assess the company’s oversight related to such expenditures of corporate assets.

We generally will vote AGAINST proposals asking for detailed disclosure of political contributions or trade association or lobbying expenditures.

We generally will vote AGAINST proposals barring the company from making political contributions.  Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

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Region: Japan Proxy Items

The following section is a broad summary of the Guidelines, which form the basis of the Policy with respect to Japanese public equity investments of operating and/or holding companies.  Applying these guidelines is not inclusive of all considerations in the Japanese market.

1.                                      Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

●                                    There are concerns about the accounts presented or audit procedures used; or

●                                    The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the re-election of auditors and proposals authorizing the board to fix auditor fees, unless:

●                                    There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered;

●                                    There is reason to believe that the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

●                                    Name of the proposed auditor has not been published;

●                                    The auditors are being changed without explanation;

●                                    Non-audit-related fees are substantial or are in excess of standard annual audit-related fees; or

●                                    The appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

●                                    The dividend payout ratio is less than 20%, and is not appropriate or sufficient when considering the company’s financial position; or

●                                    The company proposes the payments even though the company posted a net loss for the year under review, and the payout is excessive given the company’s financial position;

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its annual general meeting.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Virtual Meetings

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Generally vote AGAINST proposals allowing for the convening of virtual-only* shareholder meetings.

* The phrase “virtual-only shareholder meeting” refers to a meeting of shareholders that is held exclusively through the use of online technology without a corresponding in-person meeting.  The term “hybrid shareholder meeting” refers to an in-person, or physical, meeting in which shareholders are permitted to participate online.

2.                                      Board of Directors and Statutory Auditors

The board of directors should promote the interests of shareholders by acting in an oversight and/or advisory role; should have independent oversight of management; and should be held accountable for actions and results related to their responsibilities.

Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis taking into consideration the following:.

●                                    The company’s committee structure: statutory auditor board structure, U.S.-type three committee structure, or audit committee structure; or

●                                    Adequate disclosure has not been provided in a timely manner; or

●                                    There are clear concerns over questionable finances or restatements; or

●                                    There have been questionable transactions or conflicts of interest; or

●                                    There are any records of abuses against minority shareholder interests; or

●                                    The board fails to meet minimum corporate governance standards; or

●                                    There are reservations about:

o                                Director terms

o                                Bundling of proposals to elect directors

o                                Board independence

o                                Disclosure of named nominees

o                                Combined Chairman/CEO

o                                Election of former CEO as Chairman of the board

o                                Overboarded directors

o                                Composition of committees

o                                Director independence

o                                Number of directors on the board

o                                Lack of gender diversity on the board

●                                    Specific concerns about the individual or company, such as criminal wrongdoing or breach of fiduciary responsibilities; or

●                                    There are other considerations which may include sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice, failure to replace management, or egregious actions related to service on other boards.

Vote AGAINST top executives when the company has an excessive amount of strategic shareholdings.

Vote AGAINST top executives when the company has posted average return on equity (ROE) of less than five percent over the last five fiscal years.

Vote AGAINST top executives when the company does not disclose various components of current emissions, a proxy for a company’s dependency on fossil fuels and other sources of greenhouse gasses (such as Scope 1, Scope 2, Scope 3 emissions), material to the company’s business. For companies with 3-committee structure boards, vote AGAINST the Audit Committee Chair.

Board Composition

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We generally believe diverse teams have the potential to outperform and we expect the companies that we invest in to focus on the importance of diversity. When evaluating board composition, we believe a diversity of ethnicity, gender and experience is an important consideration. We encourage companies to disclose the composition of their board in the proxy statement and may vote against members of the board without disclosure. See below how we execute our vote at companies that do not meet our diversity expectations.

Vote AGAINST members of the Nominating Committee if the Board does not have at least 10% women directors. For Japanese boards with statutory auditors or audit committee structure, vote AGAINST top executives.

Director Independence

Classification of Directors

Inside Director

●                                    Employee or executive of the company;

●                                    Any director who is not classified as an outside director of the company.

Non-Independent Non-Executive Director (affiliated outsider)

●                                    Any director specifically designated as a representative of a significant shareholder of the company;

●                                    Any director who is/was also an employee or executive of a significant shareholder of the company;

●                                    Beneficial owner (direct or indirect) of at least 10% of the company’s stock, or one of the top 10 shareholders, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%)

●                                    Government representative;

●                                    Currently provides or previously provided professional services to the company or to an affiliate of the company;

●                                    Represents customer, supplier, creditor, banker, or other entity with which company maintains

●                                    transactional/commercial relationship (unless company discloses information to apply a materiality test);

●                                    Any director who worked at the company’s external audit firm (auditor).

●                                    Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

●                                    Relative of a current employee of the company or its affiliates;

●                                    Any director who works or has worked at a company whose shares are held by the company in question as strategic shareholdings (i.e. “cross-shareholdings”)

●                                    Former executive;

●                                    Any director who has served at a company as an outside director for 12 years or more;

●                                    Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

●                                    “Cooling off period” for former employees or executives’ representation of significant shareholders and other stakeholders, as well as professional services is considered based on the market best practices and liquidity of executive labor market.

Independent Non-Executive Directors (independent outsider)

●                                    No material connection, either directly or indirectly, to the company other than a board seat.

At companies adopting a board with a statutory auditor committee structure or an audit committee structure, vote AGAINST top executives when the board consists of fewer than two outside directors or less than 1/3 of the board consists of outside directors.

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At companies adopting an audit committee structure, vote AGAINST affiliated outside directors who are audit committee members.

At companies adopting a U.S.-type three committee structure, vote AGAINST members of Nominating Committee when the board consists of fewer than two outside directors or less than 1/3 of the board consists of outside directors.

At companies adopting a U.S.-type three committee structure, vote AGAINST affiliated outside directors when less than a majority of the board consists of independent outside directors.

At controlled companies adopting board with a statutory auditor structure or an audit committee structure, vote AGAINST top executives if the board does not consist of majority independent outside directors.

Director Accountability

Vote AGAINST individual outside directors who attend less than 75% of the board and/or committee meetings without a disclosed valid excuse.

Other items considered for an AGAINST vote include specific concerns about the individual or the company, such as criminal wrongdoing or breach of fiduciary responsibilities, sanctions from government or authority, violations of laws and regulations, the presence of inappropriate related party transactions, or other issues related to improper business practices

Vote AGAINST members of the full board or appropriate committee (or only the independent chairman or lead director as may be appropriate in situations such as where there is a classified board and members of the appropriate committee are not up for re-election or the appropriate committee is comprised of the entire board) for the below reasons. New nominees will be considered on a case-by-case basis. Extreme cases may warrant a vote against the entire board.

●                                          Material failures of governance, stewardship, or fiduciary responsibilities at the company, including but not limited to violations of the United Nations Global Compact principles and/or other significant global standards and failure to disclose material environmental, social and governance information;

●                                          Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company;

●                                          The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

●                                          The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

●                                          If in an extreme situation the board lacks accountability and oversight, coupled with sustained poor performance relative to peers.

Voting on Director Nomineess in Contested Elections

Vote on a CASE-BY-CASE basis in contested elections of directors, e.g., the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

●                                    Company performance relative to its peers;

●                                    Strategy of the incumbents versus the dissidents;

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●                                    Independence of board candidates;

●                                    Experience and skills of board candidates;

●                                    Governance profile of the company;

●                                    Evidence of management entrenchment;

●                                    Responsiveness to shareholders;

●                                    Whether a takeover offer has been rebuffed;

●                                    Whether minority or majority representation is being sought.

Other Board Related Proposals (Management and Shareholder)

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Independent Board Chair

We will generally vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

●                                    Two-thirds independent board;

●                                    A designated, or a rotating, lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;

●                                    Fully independent key committees; and/or

●                                    Established, publicly disclosed, governance guidelines and director biographies/profiles.

Statutory Auditor Elections

Statutory Auditor Independence

Vote AGAINST affiliated outside statutory auditors.

For definition of affiliated outsiders, see “Classification of Directors”

Statutory Auditor Appointment

Vote FOR management nominees taking into consideration the following:

●                  Adequate disclosure has not been provided in a timely manner; or

●                  There are clear concerns over questionable finances or restatements; or

●                  There have been questionable transactions or conflicts of interest; or

●                  There are any records of abuses against minority shareholder interests; or

●                  The board fails to meet minimum corporate governance standards; or

●                  Specific concerns about the individual or company, such as criminal wrongdoing or breach of fiduciary responsibilities; or

●                  Outside statutory auditor’s attendance at less than 75% of the board and statutory auditor meetings without a disclosed valid excuse; or

●                  Unless there are other considerations which may include sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice, failure to replace management, or egregious actions related to service on other boards.

3.                                      Compensation

Director Compensation

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Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement bonuses for outside directors and/or outside statutory auditors, unless the amounts are disclosed and are not excessive relative to other companies in the country or industry.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and statutory auditors on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

4.                                      Shareholder Rights and Defenses

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless certain conditions are met to ensure the proposal is intended to enhance shareholder value, including consideration of the company’s governance structure, the anti-takeover defense duration, the trigger mechanism and governance, and the intended purpose of the antitakeover defense.

5.                                      Strategic Transactions and Capital Structures

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

●                                          Valuation;

●                                          Market reaction;

●                                          Strategic rationale;

●                                          Management’s track record of successful integration of historical acquisitions;

●                                          Presence of conflicts of interest; and

●                                          Governance profile of the combined company.

Dual Class Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

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Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100% over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20% of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100% over the current authorization unless the increase would leave the company with less than 30% of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

●                                          The specific purpose of the increase (such as a share-based acquisition or merger) does not meet guidelines for the purpose being proposed.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Share Repurchase Plans

We will generally recommend FOR share repurchase programs taking into account whether:

●                                          The share repurchase program can be used as a takeover defense;

●                                          There is clear evidence of historical abuse;

●                                          There is no safeguard in the share repurchase program against selective buybacks;

●                                          Pricing provisions and safeguards in the share repurchase program are deemed to be unreasonable in light of market practice.

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Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis, considering factors including, but not limited to, the following:

●                                          The parties on either side of the transaction;

●                                          The nature of the asset to be transferred/service to be provided;

●                                          The pricing of the transaction (and any associated professional valuation);

●                                          The views of independent directors (where provided);

●                                          The views of an independent financial adviser (where appointed);

●                                          Whether any entities party to the transaction (including advisers) is conflicted; and

●                                          The stated rationale for the transaction, including discussions of timing.

6.                                      Environmental and Social Issues

Overall Approach

Proposals considered under this category could include, among others, reports on:

1) employee labor and safety policies;

2) impact on the environment of the company’s production or manufacturing operations;

3) societal impact of products manufactured;

4) risks throughout the supply chain or operations including labor practices, animal treatment practices within food production and conflict minerals; and

5) overall board structure, including diversity.

When evaluating environmental and social shareholder proposals, the following factors are generally considered:

●                                    The company’s current level of publicly available disclosure, including if the company already discloses similar information through existing reports or policies;

●                                    If the company has implemented or formally committed to the implementation of a reporting program based on the Sustainability Accounting Standards Board’s (SASB) materiality standards, the Task Force on Climate-related Financial Disclosure’s (TCFD) recommendations, or a similar standard;

●                                    Whether adoption of the proposal is likely to enhance or protect shareholder value;

●                                    Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business;

●                                    The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

●                                    Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

●                                    What other companies in the relevant industry have done in response to the issue addressed in the proposal;

●                                    Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

●                                    Whether the subject of the proposal is best left to the discretion of the board;

●                                    Whether the company has material fines or violations in the area and if so, if appropriate actions have already been taken to remedy going forward;

●                                    Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Environmental Issues

Climate Transition Plans

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Generally vote CASE-BY-CASE on management proposed climate transition plans. When evaluating management proposed plans, the following factors are generally considered:

●                                    If the company has detailed disclosure of the governance, strategy, risk mitigation efforts, and metrics and targets based on the TCFD’s recommendations, or a similar standard;

●                                    If the company has detailed disclosure of their current emissions data based on the SASB materiality framework; and

●                                    If the company has detailed disclosure in line with Paris Agreement goals.

●

Generally vote CASE-BY-CASE on shareholder proposals requesting climate transition plans. When evaluating these shareholder proposals, the following factors are generally considered:

●                                    The company’s current level of publicly available disclosure including if the company already discloses similar information through existing reports or policies;

●                                    If the proposal asks for detailed disclosure according to the TCFD’s recommendations;

●                                    If the proposal asks for detailed disclosure of the company’s current emissions data based on the SASB materiality framework;

●                                    If the proposal asks for long-term targets, as well as short and medium term milestones;

●                                    If the proposal asks for targets to be aligned to a globally accepted framework, such as Paris Aligned or Net Zero;

●                                    If the proposal asks for targets to be approved by the Science Based Target Initiative (“SBTi”);

●                                          If the proposal seeks to add reasonable transparency and is not onerous or overly prescriptive; and

●                                          Whether the proposal is binding or non-binding.

Environmental Sustainability Reporting

Generally vote FOR shareholders proposals requesting the company to report on its policies, initiatives and oversight mechanisms related to environmental sustainability, including the impacts of climate change and biodiversity loss. The following factors will be considered:

●                                    The company’s current level of publicly available disclosure including if the company already discloses similar information through existing reports or policies;

●                                    If the company has formally committed to the implementation of a reporting program based on the SASB materiality standards, the TCFD’s recommendations, or a similar standard within a specified time frame;

●                                    If the company’s current level of disclosure is comparable to that of its industry peers; and

●                                    If there are significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Other Environmental Proposals

Vote CASE-BY-CASE on the following shareholder proposals if relevant to the company:

●                                    Seeking information on the financial, physical, or regulatory risks a company faces related to climate change on its operations and investment, or on how the company identifies, measures and manages such risks;

●                                    Calling for the reduction of Greenhouse Gas (GHG) emissions;

●                                    Seeking reports on responses to regulatory and public pressures surrounding climate change, and for disclosure of research that aided in setting company policies around climate change;

●                                    Requesting an action plan including science based targets and a commitment to net zero emissions by 2050 or earlier;

●                                    Requesting a report/disclosure of goals on GHG emissions from company operations and/or products;

●                                    Requesting a company report on its energy efficiency policies; and

●                                    Requesting reports on the feasibility of developing renewable energy resources.

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Social Issues

Board and Workforce Demographics

A company should have a clear, public Equal Employment Opportunity (EEO) statement and/or diversity policy. Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to additionally prohibit discrimination based on sexual orientation and/or gender identity.

Generally vote FOR proposals requesting reports on a company’s efforts to diversify the board, unless:

●                                          The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

●                                          The board already reports on its nominating procedures and gender and racial minority initiatives on the board.

Gender Pay Gap

Generally vote CASE-BY-CASE on proposals requesting reports on a company’s pay data by gender, or a report on a company’s policies and goals to reduce any gender pay gap, taking into account:

●                                          The company’s current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy and fair and equitable compensation practices;

●                                          Whether the company has been the subject of recent controversy, litigation or regulatory actions related to gender pay gap issues; and

●                                          Whether the company’s reporting regarding gender pay gap policies or initiatives is lagging its peers.

Labor, Human and Animal Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor, human, and/or animal rights standards and policies, or on the impact of its operations on society, unless such information is already publicly disclosed considering:

●                                    The degree to which existing relevant policies and practices are disclosed;

●                                    Whether or not existing relevant policies are consistent with internationally recognized standards;

●                                    Whether company facilities and those of its suppliers are monitored and how;

●                                    Company participation in fair labor organizations or other internationally recognized human rights initiatives;

●                                    Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

●                                    Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

●                                    The scope of the request; and

●                                    Deviation from industry sector peer company standards and practices.

Generally vote CASE-BY-CASE on shareholder proposals requesting reports about a company’s use of mandatory arbitrations in employment claims, taking into account the company’s existing policies and disclosures of policies.

Generally vote CASE-BY-CASE on shareholder proposals requesting reports on the actions taken by a company to prevent sexual and other forms of harassment or on the risks posed by the company’s failure to take such actions, taking into account the company’s existing policies and disclosures of policies.

Racial Equity Audit

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●                  Generally vote CASE-BY-CASE on shareholder proposals requesting the board oversee a racial equity audit. While we believe the decision to initiate an independent audit is best left to management judgment under the oversight of the board of directors, the following factors are generally considered:

●                  The degree to which existing relevant policies and practices are disclosed;

●                  Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers; and

Whether the gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business.

Political Contributions and Trade Association Spending/Lobbying Expenditures and Initiatives

We generally believe that it is the role of boards and management to determine the appropriate level of disclosure of all types of corporate political activity.  When evaluating these proposals, we consider the prescriptive nature of the proposal and the overall benefit to shareholders along with a company’s current disclosure of policies, practices and oversight.

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

●                                    There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

●                                    The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Generally vote AGAINST proposals requesting increased disclosure of a company’s policies with respect to political contributions, lobbying and trade association spending as long as:

●                                          There is no significant potential threat or actual harm to shareholders’ interests;

●                                          There are no recent significant controversies or litigation related to the company’s political contributions or governmental affairs; and

●                                          There is publicly available information to assess the company’s oversight related to such expenditures of corporate assets.

We generally will vote AGAINST proposals asking for detailed disclosure of political contributions or trade association or lobbying expenditures.

We generally will vote AGAINST proposals barring the company from making political contributions.  Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

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PART C

OTHER INFORMATION

Item 28. Financial Statements and Exhibits.

(a)	Articles of Incorporation.

(i)	Registrant’s Amended and Restated Agreement and Declaration of Trust previously filed on February 11, 2015 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 7, and hereby incorporated by reference.

(ii)	Registrant’s Certificate of Trust previously filed on July 9, 2013 in the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

(b)	By-Laws. Registrant’s Amended and Restated By-Laws previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(c)	Instruments Defining Rights of Security Holder. None other than in the Amended and Restated Declaration of Trust and By-Laws of the Registrant.

(d)	Investment Advisory Contracts.

(i)	Investment Advisory Agreement, by and between the Registrant and Global Atlantic Investment Advisors, LLC with respect to all series of the Registrant previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(1)	Amendment No. 1 to Investment Advisory Agreement, by and between the Registrant and Global Atlantic Investment Advisors, LLC with respect to all series of the Registrant previously filed on August 23, 2021 in the Registrant’s Registration Statement on Form N-14 in Post-Effective Amendment No. 1 and hereby incorporated by reference.

(ii)	Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Franklin Advisers, Inc. for Global Atlantic Franklin Dividend and Income Managed Risk Portfolio previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(1)	First Amendment to Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Franklin Advisers, Inc. for Global Atlantic Franklin Dividend and Income Managed Risk Portfolio is previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(iii)	Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Milliman Financial Risk Management LLC for Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Selects Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio, and Global Atlantic Wellington Research Managed Risk Portfolio previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(1)	First Amendment to Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Milliman Financial Risk Management LLC for Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Selects Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio, and Global Atlantic Wellington Research Managed Risk Portfolio previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(iv)	Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Goldman Sachs Asset Management, L.P. for Global Atlantic Goldman Sachs Core Fixed Income Portfolio previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(1)	First Amendment to Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Goldman Sachs Asset Management, L.P. for Global Atlantic Goldman Sachs Core Fixed Income Portfolio previously filed on April 28, 2022 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 60 and hereby incorporated by reference.

(v)	Advisory Fee Waiver Agreement between the Registrant and Global Atlantic Investment Advisors, LLC for Global Atlantic American Funds® Managed Risk Portfolio and Global Atlantic Select Advisor Managed Risk Portfolio previously filed on April 28, 2022 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 60 and hereby incorporated by reference.

(vi)	Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Wellington Management Company LLP for Global Atlantic Wellington Research Managed Risk Portfolio previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(1)	First Amendment to Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Wellington Management Company LLP for Global Atlantic Wellington Research Managed Risk Portfolio previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(vii)	Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and BlackRock Investment Management, LLC for Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Core Portfolio and Global Atlantic BlackRock High Yield Portfolio previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(1)	Amendment No. 1 to Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and BlackRock Investment Management, LLC for Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio and Global Atlantic BlackRock High Yield Portfolio previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(2)	Amendment No. 2 to Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and BlackRock Investment Management, LLC for Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio and Global Atlantic BlackRock High Yield Portfolio previously filed on April 28, 2022 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 60 and hereby incorporated by reference.

(3)	Amendment No. 3 to Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and BlackRock Investment Management, LLC for Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio and Global Atlantic BlackRock High Yield Portfolio previously filed on April 28, 2022 in the Registrant’s Registration Statement on Form
N-1A in Post-Effective Amendment No. 60 and hereby incorporated by reference.

(viii)	Amended and Restated Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and Wilshire Advisors LLC for Global Atlantic American Funds® Managed Risk Portfolio and Global Atlantic Select Advisor Managed Risk Portfolio previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(ix)	Amended and Restated Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and BlackRock Investment Management, LLC for Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Selects Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio and Global Atlantic Moderate Growth Managed Risk Portfolio previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(1)	Amendment No. 1 to Sub-Advisory Agreement between Global Atlantic Investment Advisors, LLC and BlackRock Investment Management, LLC for Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Selects Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio and Global Atlantic Moderate Growth Managed Risk Portfolio previously filed on April 28, 2022 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 60 and hereby incorporated by reference.

(e)	Underwriting Contracts. Underwriting Agreement between Forethought Variable Insurance Trust and Global Atlantic Distributors, LLC previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(i)	Amendment No, 1 to Underwriting Agreement between Forethought Variable Insurance Trust and Global Atlantic Distributors, LLC previously filed on April 28, 2022 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 60 and hereby incorporated by reference.

(f)	Bonus or Profit Sharing Contracts. None.

(g)	Custodian Agreement. Form of Custody Agreement by and between The Bank of New York Mellon and the Registrant previously filed on April 28, 2020 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 54, and hereby incorporated by reference.

(h)	Other Material Contracts.

(i)	Form of Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon previously filed on April 28, 2020 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 54, and hereby incorporated by reference.

(ii)	Form of Transfer Agency and Shareholder Services Agreement by and between BNY Mellon Investment Servicing (US) Inc. and the Registrant previously filed on April 28, 2020 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 54, and hereby incorporated by reference.

(iii)	Operating Expenses Limitation Agreement between the Registrant and Global Atlantic Investment Advisors, LLC for Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Selects Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio and Global Atlantic Wellington Research Managed Risk Portfolio previously filed on April 28, 2022 in the Registrant’s Registration Statement on Form
N-1A in Post-Effective Amendment No. 60 and hereby incorporated by reference.

(iv)	Operating Expenses Limitation Agreement between the Registrant and Global Atlantic Investment Advisors, LLC for Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio, Global Atlantic BlackRock High Yield Portfolio and Global Atlantic Goldman Sachs Core Fixed Income Portfolio previously filed on April 28, 2022 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 60 and hereby incorporated by reference.

(v)	Form of Fund of Funds Participation Agreement previously filed on April 28, 2022 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 60 and hereby incorporated by reference.

(i)	Legal Opinion and Consent is filed herewith.

(j)	Other Opinions. Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)	Omitted Financial Statements. None.

(l)	Initial Capital Agreements. Form of Subscription Agreement between the Registrant and the Initial Investor previously filed on April 23, 2015 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 9, and hereby incorporated by reference.

(m)	Rule 12b-1 Plans.

(i)	Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1, as amended, previously filed on April 28, 2022 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 60 and hereby incorporated by reference.

(n)	Rule 18f-3 Plan, as amended, previously filed on April 28, 2022 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 60 and hereby incorporated by reference.

(o)	Reserved.

(p)	Code of Ethics.

(i)	Code of Ethics for the Registrant and Global Atlantic Investment Advisors, LLC previously filed on April 28, 2020 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 54, and hereby incorporated by reference.

(ii)	Code of Ethics for Wellington Management Company LLP previously filed on April 28, 2022 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 60 and hereby incorporated by reference.

(iii)	Code of Ethics for Milliman Financial Risk Management LLC previously filed on April 28, 2022 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 60 and hereby incorporated by reference.

(iv)	Code of Ethics for Global Atlantic Distributors, LLC previously filed on April 28, 2022 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 60 and hereby incorporated by reference.

(v)	Code of Ethics for Franklin Advisers, Inc. previously filed on April 28, 2022 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 60 and hereby incorporated by reference.

(vi)	Code of Ethics for Goldman Sachs Asset Management, L.P. previously filed on February 11, 2015 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 7, and hereby incorporated by reference.

(vii)	Code of Ethics for BlackRock Inc. previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(viii)	Code of Ethics for Wilshire Advisors LLC (formerly Wilshire Associates Incorporated) previously filed on April 29, 2021 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 58 and hereby incorporated by reference.

(ix)	Code of Ethics for Foreside Financial Group, LLC previously filed on April 28, 2022 in the Registrant’s Registration Statement on Form N-1A in Post-Effective Amendment No. 60 and hereby incorporated by reference.

(q)	Powers of Attorney.

(i)	Power of Attorney for the Registrant, and a certificate with respect thereto, and each trustee and principal executive and financial officer is filed herewith.

Item 29. Control Persons. None.

Item 30. Indemnification.

Reference is made to Article VIII of the Registrant’s Amended and Restated Declaration of Trust, Section 8 of the Underwriting Agreement and Sections 4 and 5 of the Investment Advisory Agreement.  The Sub-Advisory Agreements also contain indemnification provisions. The Registrant maintains directors and officers insurance that, subject to the terms, conditions and deductibles of the policy, covers trustees and officers of the Registrant while acting in their capacities as such.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

See the “MANAGEMENT – Investment Adviser” section of the Prospectuses and the “INVESTMENT ADVISER AND SUB-ADVISERS” section of the Statements of Additional Information for information regarding Global Atlantic Investment Advisors, LLC (“GAIA”). The table below sets forth the business and other connections of a substantial nature of each of the officers and managers of the Adviser.

Name	Position with GAIA(1)	Other Business
Robert M. Arena, Jr.	Manager and Chairman

Co-President of The Global Atlantic Financial Group LLC (“TGAFG”)[2]; Director and Co-President of Global Atlantic Financial Group Limited (“GAFGL”)[3]; Director, Chairman and Co-President and Head of Individual Markets, Global Atlantic Financial Company (“GAFC”)[4]; President, Head of Life and Retirement of Global Atlantic Financial Life Limited (“GAFLL”)[5], and Ariel Re (Holdings) Limited (“Ariel Re”)[6] and; Director, Co- President, Global Atlantic Financial Group Limited[7], Global Atlantic Financial Limited (formerly Commonwealth Re Midco Limited) (“GAFL”)[8] and Global Atlantic (Fin) Company[9]; Director, Chairman and President, Forethought Life Insurance Company (“FLIC”)[10]; Director, Chairman and President of Individual Markets of Commonwealth Annuity and Life Insurance Company (“CWA”)[11] and First Allmerica Financial Life Insurance Company (“FAFLIC”)[12]; Director, Chairman and President of Accordia Life and Annuity Company (“Accordia”)[13]; and

Manager, Chairman and President, Global Atlantic Distributors, LLC (“GAD”).[14]

Paula Nelson	Manager	Director, Managing Director and Head of Individual Markets of GAFC; Director, Managing Director and Head of Strategic Growth of FLIC, CWA, FAFLIC and Accordia; Manager and Head of Distribution of GAD; and Managing Director of Global Atlantic Risk Advisors, L.P.[15]; Senior Vice President of GA Risk Advisors. Inc.[16]
Eric D. Todd	Manager, President and Chief Investment Officer	Managing Director of GAFC; and Director and Managing Director of Accordia, CWA, FAFLIC, and FLIC; Manager of GAD.
Sarah Patterson	Secretary	Managing Director, General Counsel for Individual Markets and Assistant Secretary of GAFC, Accordia, CWA, FAFLIC and FLIC; Managing Director, General Counsel and Assistant Secretary of Global Atlantic Insurance Network LLC (“GAIN”)[17]; and Assistant Secretary of GAD.
David Jacoby	Chief Financial Officer	Chief Accounting Officer and Treasurer of TGAFG, GAFC and GAFGL. Director, Chief Financial Officer and Treasurer of Accordia, CWA, FAFLIC and FLIC; Chief Accounting Officer of Ariel Re, GAFLL, GAFL, Global Atlantic (Fin) Company. Chief Financial Officer of GAIN.
Cameron Jeffreys	Senior Vice President	Senior Vice President of GAFC.
David Capalbo	Chief Compliance Officer	Vice President of GAFC. Vice President, SEC 38a-1 Chief Compliance Officer and Deputy Anti-Money Laundering Officer of CWA, FAFLIC and FLIC. Vice President and Deputy Anti-Money Laundering Officer of Accordia.
Allan Lin	Vice President	None.

[1]	The principal business address for GAIA is 10 West Market Street, Suite 2300, Indianapolis, IN 46204.
[2]	The principal business address for TGAFG is 19 Par-La-Ville Road, Hamilton HM 11 Bermuda.
[3]	The principal business address for GAFGL is 19 Par-La-Ville Road, Hamilton HM 11 Bermuda.
[4]	The principal business address for GAFC is 30 Hudson Yards, 500 West 33rd Street, New York, NY 10001.
[5]	The principal business address for GAFLL is 19 Par-La-Ville Road, Hamilton HM 11 Bermuda.
[6]	The principal business address for Ariel Re is 19 Par-La-Ville Road, Hamilton HM 11 Bermuda.

[7]	The principal business address for Global Atlantic Financial Group Limited is 19 Par-La-Ville Road, Hamilton HM 11 Bermuda.
[8]	The principal business address for GAFL is 19 Par-La-Ville Road, Hamilton HM 11 Bermuda.
[9]	The principal business address for Global Atlantic (Fin) Company is 30 Hudson Yards, 500 West 33rd Street, New York, NY 10001.
[10]	The principal business address for FLIC is 10 West Market Street, Suite 2300, Indianapolis, IN 46204.
[11]	The principal business address for CWA is 20 Guest Street, Brighton, MA 02135.
[12]	The principal business address for FAFLIC is 20 Guest Street, Brighton, MA 02135.
[13]	The principal business address for Accordia is 215 10th Street, Suite 1100, Des Moines, IA 50309.
[14]	The principal business address for GAD is One Financial Plaza, 755 Main Street, 24th Floor, Hartford, Connecticut 06103.
[15]	The principal business address for Global Atlantic Risk Advisors, L.P. is 20 Guest Street, Brighton, MA 02135.
[16]	The principal business address for GA Risk Advisors, Inc. is 20 Guest Street, Brighton, MA 02135.
[17]	The principal business address for GAIN is 215 10th Street, Suite 1100, Des Moines, IA 50309.

With respect to information regarding each Sub-Adviser, reference is hereby made to “MANAGEMENT – Sub-Advisers” section of the Prospectuses. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of each Sub-Adviser, reference is made to each Sub-Adviser’s current Form ADV filed under the Investment Advisers Act of 1940, each of which is incorporated herein by reference.

The file number for each Sub-Adviser is listed below:

BlackRock Investment Management, LLC	Wilshire Advisors, LLC
File No. 801-56972	File No. 801-36233

Franklin Advisers, Inc.	Milliman Financial Risk Management LLC
File No. 801-26292	File No. 801-73056

Goldman Sachs Asset Management, L.P.	Wellington Management Company LLP
File No. 801-37591	File No. 801-15908

Item 32. Principal Underwriter.

(a) Global Atlantic Distributors, LLC (“GAD”), the principal underwriter to the Registrant, also acts as principal underwriter for the following investment companies:

Forethought Life Insurance Company	Separate Account A

Commonwealth Annuity and Life Insurance Company	Commonwealth Annuity Separate Account A
Separate Account KG of Commonwealth Annuity & Life Insurance Co
Separate Account KGC of Commonwealth Annuity & Life Insurance Co
Separate Account VA-P of Commonwealth Annuity & Life Insurance Co
Separate Account VA-K of Commonwealth Annuity & Life Insurance Co
Separate Account VA-K of Commonwealth Annuity & Life Insurance Co
Commonwealth Select Account of Commonwealth Annuity & Life Insurance Co
Fulcrum Separate Account of Commonwealth Annuity & Life Insurance Co
Separate Account VA-A of Commonwealth Annuity & Life Insurance Co
Separate Account VA-B of Commonwealth Annuity & Life Insurance Co
Separate Account VA-C of Commonwealth Annuity & Life Insurance Co
Separate Accounts VA-D,E,F of Commonwealth Annuity & Life Insurance Co
Separate Account VA-G of Commonwealth Annuity & Life Insurance Co
Separate Account VA-H of Commonwealth Annuity & Life Insurance Co
VEL Account of Commonwealth Annuity & Life Insurance Co
VEL II Account of Commonwealth Annuity & Life Insurance Co
Group VEL Account of Commonwealth Annuity & Life Insurance Co
Commonwealth Select Separate Account II of Commonwealth Annuity & Life Insurance Co
Separate Account SPL-D of Commonwealth Annuity & Life Insurance Co
Fulcrum Variable Life Separate Account of Commonwealth Annuity & Life Insurance Co
VEL Account III of Commonwealth Annuity & Life Insurance Co
Commonwealth Select Separate Account III of Commonwealth Annuity & Life Insurance Co
Inheiritage Account of Commonwealth Annuity & Life Insurance Co
Separate Account FUVUL of Commonwealth Annuity & Life Insurance Co
Separate Account IMO of Commonwealth Annuity & Life Insurance Co

First Allmerica Financial Life Insurance Company	Separate Account KG of First Allmerica Financial Life Insurance Co
Separate Account KGC of First Allmerica Financial Life Insurance Co
Separate Account VA-P of First Allmerica Financial Life Insurance Co
Separate Account VA-K of First Allmerica Financial Life Insurance Co
Commonwealth Select Separate Account of First Allmerica Financial Life Insurance Co
Fulcrum Separate Account of First Allmerica Financial Life Insurance Co
Separate Account I of First Allmerica Financial Life Insurance Co
VEL II Account of First Allmerica Financial Life Insurance Co
Separate Account IMO of First Allmerica Financial Life Insurance Co
Group VEL Account of First Allmerica Financial Life Insurance Co
Separate Account SPVL of First Allmerica Financial Life Insurance Co
Inheiritage Account of First Allmerica Financial Life Insurance Co
Allmerica Select Separate Account II of First Allmerica Financial Life Insurance Co

(b)  To the best of Registrant’s knowledge, the following table sets forth information regarding the managers and officers of GAD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Robert M. Arena, Jr.[1]	President, Manager and Chairman	Trustee
Jeff Harpel[2]	Chief Financial Officer	None
Richard Vynalek[1]	Chief Compliance Officer	None
Samuel Ramos[3]	General Counsel and Secretary	None
Paula Nelson[1]	Manager and Head of Distribution	None
Eric Todd[4]	Manager	President and Chief Executive Officer
Jason Bickler[1]	Managing Director and Designated Licensed Responsible Producer	None
Jason Roach[5]	Treasurer	None
Ronald Hensel[1]	Vice President	None
Dean Seigel[1]	Vice President	None
Justin MacNeil[5]	Assistant Treasurer	None
Sarah Patterson[1]	Assistant Secretary	Secretary and Chief Legal Officer
Kathryn Freund[3]	Assistant Secretary	None
Kelly Rutherford[1]	Senior Vice President	None
David Weiss[1]	Senior Vice President	None

[1]	The business address for Messrs. Arena, Bickler, Hensel, Seigel, Vynalek and Weiss, Ms. Nelson, Ms. Patterson and Ms. Rutherford is One Financial Plaza, 755 Main Street, 24th Floor, Hartford, Connecticut 06103.
[2]	The business address for Mr. Harpel is - 4128 Innslake Drive, Glen Allen, VA 23060.
[3]	The business address for Mr. Ramos and Ms. Freund is 30 Hudson Yards, 500 West 33rd Street, New York, NY 10001.
[4]	The business address for Mr. Todd is 10 West Market Street, Suite 2300, Indianapolis, IN 46204.
[5]	The business address for Mr. Roach and Mr. MacNeil is 20 Guest Street, Brighton, MA 02135.

(c) Not applicable.

Item 33. Location of Accounts and Records.

The books, accounts, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the Adviser, the Sub-Advisers, GAD, the Administrator and the Custodian at their respective addresses identified in this Registration Statement.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 61 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut on the 29th day of April, 2022.

Forethought Variable Insurance Trust

By:	/s/ Eric D. Todd
Eric D. Todd, President

Name	Title	Date

/s/ Eric D. Todd	President (Principal Executive Officer)	April 29, 2022
Eric D. Todd

/s/ Trent Statczar	Treasurer (Principal Financial Officer & Principal Accounting Officer)	April 29, 2022
Trent Statczar

/s/ Robert M. Arena, Jr.	Trustee	April 29, 2022
Robert M. Arena, Jr.

Joseph Breslin*	Trustee	April 29, 2022
Joseph Breslin

Mark Garbin*	Trustee	April 29, 2022
Mark Garbin

Mitchell E. Appel*	Trustee	April 29, 2022
Mitchell E. Appel

Barrie Ribet*	Trustee	April 29, 2022
Barrie Ribet

By:	/s/ Eric D. Todd	Date: April 29, 2022
Eric D. Todd., President
Attorney-in-Fact

* Pursuant to Powers of Attorney filed herewith.

Exhibit Index

Legal Opinion and Consent	EX 99.28(i)
Consent of Independent Registered Public Accounting Firm	EX 99.28(j)
Power of Attorney for the Registrant	EX 99.28(q)(i)
XBRL Instance Document	EX 101.INS
XBRL Taxonomy Extension Schema Document	EX 101.SCH
XBRL Taxonomy Extension Definition Linkbase	EX 101.DEF
XBRL Taxonomy Extension Labels Linkbase	EX 101.LAB
XBRL Taxonomy Extension Presentation Linkbase	EX 101.PRE
XBRL Taxonomy Extension Calculation Linkbase Document	EX 101.CAL